Document and Entity Information Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
OPERATING PARTNERSHIP
Entity Information [Line Items]
Entity Registrant Name	ERP OPERATING LIMITED PARTNERSHIP
Entity Central Index Key	0000931182
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in real estate
Land	$ 4,554,912	$ 4,367,816
Depreciable property	15,711,944	15,554,740
Projects under development	387,750	160,190
Land held for development	353,823	325,200
Investment in real estate	21,008,429	20,407,946
Accumulated depreciation	(4,912,221)	(4,539,583)
Investment in real estate, net	16,096,208	15,868,363
Cash and cash equivalents	612,590	383,921
Investments in unconsolidated entities	17,877	12,327
Deposits - restricted	250,442	152,237
Escrow deposits - mortgage	9,129	10,692
Deferred financing costs, net	44,382	44,608
Other assets	170,372	187,155
Total assets	17,201,000	16,659,303
Liabilities:
Total Debt	3,898,369	4,111,487
Notes, net	4,630,875	5,609,574
Lines of credit	0	0
Accounts payable and accrued expenses	38,372	35,206
Accrued interest payable	76,223	88,121
Other liabilities	304,518	291,289
Security deposits	66,988	65,286
Distributions payable	260,176	179,079
Total liabilities	9,275,521	10,380,042
Commitments and contingencies
Redeemable Noncontrolling Interests Operating Partnership	398,372	416,404
Shareholders' equity:
100,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2012 and 1,600,000 shares issued and outstanding as of December 31, 2011	50,000	200,000
Preferred Stock, Value, Outstanding	50,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Shares Issued	1,000,000	1,600,000
Preferred Stock, Shares Outstanding	1,000,000	1,600,000
Common Shares of beneficial interest, $0.01 par value; 1,000,000,000 shares authorized; 297,508,185 shares issued and outstanding as of December 31, 2011 and 290,197,242 shares issued and outstanding as of December 31, 2010	3,251	2,975
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	325,054,654	297,508,185
Common Shares outstanding at January 1,	325,054,654	297,508,185
Paid in capital	6,542,355	5,047,186
Retained earnings	887,355	615,572
Accumulated other comprehensive (loss) income	(193,148)	(196,718)
Total shareholders' equity	7,289,813	5,669,015
Noncontrolling Interests:
Operating Partnership	159,606	119,536
Partially Owned Properties	77,688	74,306
Total Noncontrolling Interests	237,294	193,842
Total equity	7,527,107	5,862,857
Total liabilities and equity	$ 17,201,000	$ 16,659,303

CONSOLIDATED BALANCE SHEETS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in real estate
Land	$ 4,554,912	$ 4,367,816
Depreciable property	15,711,944	15,554,740
Projects under development	387,750	160,190
Land held for development	353,823	325,200
Investment in real estate	21,008,429	20,407,946
Accumulated depreciation	(4,912,221)	(4,539,583)
Investment in real estate, net	16,096,208	15,868,363
Cash and cash equivalents	612,590	383,921
Investments in unconsolidated entities	17,877	12,327
Deposits - restricted	250,442	152,237
Escrow deposits - mortgage	9,129	10,692
Deferred financing costs, net	44,382	44,608
Other assets	170,372	187,155
Total assets	17,201,000	16,659,303
Liabilities:
Mortgage notes payable	3,898,369	4,111,487
Notes, net	4,630,875	5,609,574
Lines of credit	0	0
Accounts payable and accrued expenses	38,372	35,206
Accrued interest payable	76,223	88,121
Other liabilities	304,518	291,289
Security deposits	66,988	65,286
Distributions payable	260,176	179,079
Total liabilities	9,275,521	10,380,042
Commitments and contingencies
Partners' Capital:
Accumulated other comprehensive (loss)	(193,148)	(196,718)
Noncontrolling Interests - Partially Owned Properties	77,688	74,306
Total liabilities and equity	17,201,000	16,659,303
OPERATING PARTNERSHIP
Investment in real estate
Land	4,554,912	4,367,816
Depreciable property	15,711,944	15,554,740
Projects under development	387,750	160,190
Land held for development	353,823	325,200
Investment in real estate	21,008,429	20,407,946
Accumulated depreciation	(4,912,221)	(4,539,583)
Investment in real estate, net	16,096,208	15,868,363
Cash and cash equivalents	612,590	383,921
Investments in unconsolidated entities	17,877	12,327
Deposits - restricted	250,442	152,237
Escrow deposits - mortgage	9,129	10,692
Deferred financing costs, net	44,382	44,608
Other assets	170,372	187,155
Total assets	17,201,000	16,659,303
Liabilities:
Mortgage notes payable	3,898,369	4,111,487
Notes, net	4,630,875	5,609,574
Lines of credit	0	0
Accounts payable and accrued expenses	38,372	35,206
Accrued interest payable	76,223	88,121
Other liabilities	304,518	291,289
Security deposits	66,988	65,286
Distributions payable	260,176	179,079
Total liabilities	9,275,521	10,380,042
Redeemable Limited Partners	398,372	416,404
Partners' Capital:
Preference Units	50,000	200,000
General Partner	7,432,961	5,665,733
Limited Partners	159,606	119,536
Accumulated other comprehensive (loss)	(193,148)	(196,718)
Total partners' capital	7,449,419	5,788,551
Noncontrolling Interests - Partially Owned Properties	77,688	74,306
Total capital	7,527,107	5,862,857
Total liabilities and equity	$ 17,201,000	$ 16,659,303

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Rental income	$ 1,870,309	$ 1,644,642	$ 1,446,781
Fee and asset management	9,573	9,026	9,476
Total revenues	1,879,882	1,653,668	1,456,257
EXPENSES
Property and maintenance	365,778	337,419	323,743
Real estate taxes and insurance	219,975	190,834	172,531
Property management	81,902	81,867	79,857
Fee and asset management	4,663	4,279	4,998
Depreciation	593,884	539,351	505,516
General and administrative	47,238	43,604	39,881
Impairment	0	0	45,380
Total expenses	1,313,440	1,197,354	1,171,906
Operating income	566,442	456,314	284,351
Interest and other income	150,546	7,965	4,476
Other expenses	(27,320)	(14,209)	(11,597)
Interest:
Expense incurred, net	(456,763)	(461,754)	(457,613)
Amortization of deferred financing costs	(21,320)	(16,651)	(9,453)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	211,585	(28,335)	(189,836)
Income and other tax (expense) benefit	(516)	(708)	(270)
(Loss) from investments in unconsolidated entities	(14)	0	(735)
Net gain on sales of unconsolidated entities	0	0	28,101
Net (loss) gain on sales of land parcels	0	4,217	(1,395)
(Loss) income from continuing operations	211,055	(24,826)	(164,135)
Discontinued operations, net	670,149	960,023	460,118
Net income	881,204	935,197	295,983
Net (income) loss attributable to Noncontrolling Interests:
Operating Partnership	(38,641)	(40,780)	(13,099)
Allocation Of Net Income Loss To Non Controlling Interests Partially Owned Properties	(844)	(832)	726
Net income attributable to controlling interests	841,719	893,585	283,610
Preferred distributions	(10,355)	(13,865)	(14,368)
Redemption Premium	(5,152)	0	0
Net income available to Common Shares	$ 826,212	$ 879,720	$ 269,242
Earnings per share - basic:
(Loss) from continuing operations available to Common Shares	$ 0.614	$ (0.128)	$ (0.599)
Net income available to Common Shares	$ 2.729	$ 2.984	$ 0.952
Weighted average Common Shares outstanding	302,701	294,856	282,888
Earnings per share - diluted:
(Loss) from continuing operations available to Common Shares	$ 0.609	$ (0.128)	$ (0.599)
Net income available to Common Shares	$ 2.705	$ 2.984	$ 0.952
Weighted average Common Shares outstanding	319,766	294,856	282,888

CONSOLIDATED STATEMENTS OF OPERATIONS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Rental income	$ 1,870,309	$ 1,644,642	$ 1,446,781
Fee and asset management	9,573	9,026	9,476
Total revenues	1,879,882	1,653,668	1,456,257
EXPENSES
Property and maintenance	365,778	337,419	323,743
Real estate taxes and insurance	219,975	190,834	172,531
Property management	81,902	81,867	79,857
Fee and asset management	4,663	4,279	4,998
Depreciation	593,884	539,351	505,516
General and administrative	47,238	43,604	39,881
Impairment	0	0	45,380
Total expenses	1,313,440	1,197,354	1,171,906
Operating income	566,442	456,314	284,351
Interest and other income	150,546	7,965	4,476
Other expenses	(27,320)	(14,209)	(11,597)
Interest:
Expense incurred, net	(456,763)	(461,754)	(457,613)
Amortization of deferred financing costs	(21,320)	(16,651)	(9,453)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	211,585	(28,335)	(189,836)
Income and other tax (expense) benefit	(516)	(708)	(270)
(Loss) from investments in unconsolidated entities	(14)	0	(735)
Net gain on sales of unconsolidated entities	0	0	28,101
Net gain (loss) on sales of land parcels	0	4,217	(1,395)
(Loss) income from continuing operations	211,055	(24,826)	(164,135)
Discontinued operations, net	670,149	960,023	460,118
Net income	881,204	935,197	295,983
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties	(844)	(832)	726
Net income attributable to controlling interests	841,719	893,585	283,610
ALLOCATION OF NET INCOME:
Redemption Premium	5,152	0	0
Earnings per Unit - basic:
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.614	$ (0.128)	$ (0.599)
Earnings Per Share, Basic	$ 2.729	$ 2.984	$ 0.952
Weighted average Units outstanding	316,554	308,062	296,527
Earnings per Unit - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.609	$ (0.128)	$ (0.599)
Earnings Per Share, Diluted	$ 2.705	$ 2.984	$ 0.952
Weighted average Units outstanding	319,766	308,062	296,527
OPERATING PARTNERSHIP
REVENUES
Rental income	1,870,309	1,644,642	1,446,781
Fee and asset management	9,573	9,026	9,476
Total revenues	1,879,882	1,653,668	1,456,257
EXPENSES
Property and maintenance	365,778	337,419	323,743
Real estate taxes and insurance	219,975	190,834	172,531
Property management	81,902	81,867	79,857
Fee and asset management	4,663	4,279	4,998
Depreciation	593,884	539,351	505,516
General and administrative	47,238	43,604	39,881
Impairment	0	0	45,380
Total expenses	1,313,440	1,197,354	1,171,906
Operating income	566,442	456,314	284,351
Interest and other income	150,546	7,965	4,476
Other expenses	(27,320)	(14,209)	(11,597)
Interest:
Expense incurred, net	(456,763)	(461,754)	(457,613)
Amortization of deferred financing costs	(21,320)	(16,651)	(9,453)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	211,585	(28,335)	(189,836)
Income and other tax (expense) benefit	(516)	(708)	(270)
(Loss) from investments in unconsolidated entities	(14)	0	(735)
Net gain on sales of unconsolidated entities	0	0	28,101
Net gain (loss) on sales of land parcels	0	4,217	(1,395)
(Loss) income from continuing operations	211,055	(24,826)	(164,135)
Discontinued operations, net	670,149	960,023	460,118
Net income	881,204	935,197	295,983
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties	(844)	(832)	726
Net income attributable to controlling interests	880,360	934,365	296,709
ALLOCATION OF NET INCOME:
Preference Units	10,355	13,865	14,368
Redemption Premium	5,152	0	0
General Partner	826,212	879,720	269,242
Limited Partners	38,641	40,780	13,099
Net income available to Units	$ 864,853	$ 920,500	$ 282,341
Earnings per Unit - basic:
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.614	$ (0.128)	$ (0.599)
Earnings Per Share, Basic	$ 2.729	$ 2.984	$ 0.952
Weighted average Units outstanding	316,554	308,062	296,527
Earnings per Unit - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.609	$ (0.128)	$ (0.599)
Earnings Per Share, Diluted	$ 2.705	$ 2.984	$ 0.952
Weighted average Units outstanding	319,766	308,062	296,527

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income:
Net income	$ 384,399	$ 236,323	$ 108,315	$ 152,167	$ 107,401	$ 112,977	$ 581,753	$ 133,066	$ 881,204	$ 935,197	$ 295,983
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year									(11,772)	(143,598)	(65,894)
Losses reclassified into earnings from other comprehensive income									14,678	4,343	3,338
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year									664	355	57
Other Comprehensive Income (Loss), Net of Tax									3,570	(138,900)	(62,499)
Comprehensive income									884,774	796,297	233,484
Comprehensive (income) attributable to Noncontrolling Interests									(39,485)	(41,612)	(12,373)
Comprehensive income attributable to controlling interests									$ 845,289	$ 754,685	$ 221,111

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income:
Net income	$ 881,204	$ 935,197	$ 295,983
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(11,772)	(143,598)	(65,894)
Losses reclassified into earnings from other comprehensive income	14,678	4,343	3,338
Other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	664	355	57
Other Comprehensive Income (Loss), Net of Tax	3,570	(138,900)	(62,499)
Comprehensive income	884,774	796,297	233,484
Comprehensive (income) attributable to Noncontrolling Interests	(39,485)	(41,612)	(12,373)
Comprehensive income attributable to controlling interests	845,289	754,685	221,111
OPERATING PARTNERSHIP
Comprehensive income:
Net income	881,204	935,197	295,983
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(11,772)	(143,598)	(65,894)
Losses reclassified into earnings from other comprehensive income	14,678	4,343	3,338
Other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	664	355	57
Other Comprehensive Income (Loss), Net of Tax	3,570	(138,900)	(62,499)
Comprehensive income	884,774	796,297	233,484
Comprehensive (income) attributable to Noncontrolling Interests	(844)	(832)	726
Comprehensive income attributable to controlling interests	$ 883,930	$ 795,465	$ 234,210

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 881,204	$ 935,197	$ 295,983
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	684,992	663,616	673,403
Amortization of deferred financing costs	21,435	17,846	10,406
Amortization of Debt Discount (Premium)	(8,181)	(1,478)	(471)
Amortization of deferred settlements on derivative instruments	14,144	3,808	2,804
Impairment	0	0	45,380
Write-off of pursuit costs	9,056	5,075	5,272
Income from technology investments	0	(4,537)	0
Loss from investments in unconsolidated entities	14	0	735
Distributions from unconsolidated entities - return on capital	575	319	61
Net (gain) on sales of unconsolidated entities	0	0	(28,101)
Net (gain) loss on sales of land parcels	0	(4,217)	1,395
Net (gain) on sales of discontinued operations	(548,278)	(826,489)	(297,956)
(Loss) on debt extinguishments	272	0	2,457
Unrealized loss (gain) on derivative instruments	(1)	186	1
Compensation paid with Company Common Shares	24,832	21,177	18,875
Changes in assets and liabilities:
Decrease in deposits - restricted	(4,091)	4,523	3,316
(Increase) decrease in other assets	(20,411)	(2,743)	(9,048)
Increase (decrease) in accounts payable and accrued expenses	(2,102)	332	(5,454)
(Decrease) in accrued interest payable	(11,898)	(10,510)	(4,000)
(Decrease) increase in other liabilities	2,987	(8,245)	9,972
Increase (decrease) in security deposits	1,702	4,474	1,007
Net cash provided by operating activities	1,046,251	798,334	726,037
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment in real estate - acquisitions	(843,976)	(1,441,599)	(1,189,210)
Investment in real estate - development/other	(180,409)	(120,741)	(131,301)
Improvements to real estate	(152,828)	(144,452)	(138,208)
Additions to non-real estate property	(8,821)	(7,110)	(2,991)
Interest capitalized for real estate under development	(22,509)	(9,108)	(13,008)
Proceeds from disposition of real estate, net	1,049,219	1,500,583	672,700
Investments in unconsolidated entities	(5,291)	(2,021)	0
Distributions from unconsolidated entities – return of capital	0	0	26,924
Proceeds from sale of investment securities	0	0	25,000
Proceeds from technology investments	0	4,537	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	(97,984)	7,631	137,106
Mortgage Deposits Investing Activities	1,563	1,901	4,699
Consolidation of previously unconsolidated properties	0	0	(26,854)
Deconsolidation of previously consolidated properties	0	28,360	11,708
Acquisition of Noncontrolling Interests - Partially Owned Properties	(13)	(12,809)	(16,023)
Net cash (used for) provided by investing activities	(261,049)	(194,828)	(639,458)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Loan and bond acquisition costs	(21,209)	(20,421)	(8,811)
Mortgage notes payable:
Proceeds	26,495	190,905	173,561
Restricted cash	2,370	16,596	73,232
Lump sum payoffs	(350,247)	(974,956)	(635,285)
Scheduled principal repayments	(14,088)	(16,726)	(16,769)
(Loss) on debt extinguishments	(272)	0	(2,457)
Notes, net:
Proceeds	0	996,190	595,422
Lump sum payoffs	(975,991)	(575,641)	0
Lines of credit:
Proceeds	5,876,000	1,455,000	5,513,125
Repayments	(5,876,000)	(1,455,000)	(5,513,125)
(Payments on) proceeds from settlement of derivative instruments	0	(147,306)	(10,040)
Proceeds from sale of Common Shares	1,417,040	173,484	329,452
Proceeds from Employee Share Purchase Plan (ESPP)	5,399	5,262	5,112
Proceeds from exercise of options	49,039	95,322	71,596
Common Shares repurchased and retired	0	0	(1,887)
Redemption of Preferred Shares	(150,000)	0	(877)
Premium on Redemption of Preferred Shares Cash	(23)	0	0
Payment of offering costs	(39,359)	(3,596)	(4,657)
Other financing activities, net	(48)	(48)	(48)
Contributions - Noncontrolling Interests - Partially Owned Properties	8,221	75,911	222
Contributions - Noncontrolling Interests - Operating Partnership	5	0	0
Distributions:
Common Shares	(473,451)	(432,023)	(379,969)
Preferred Shares	(13,416)	(12,829)	(14,471)
Noncontrolling Interests – Operating Partnership	(21,915)	(20,002)	(18,867)
Noncontrolling Interests - Partially Owned Properties	(5,083)	(1,115)	(2,918)
Net cash (used for) provided by financing activities	(556,533)	(650,993)	151,541
Cash and Cash Equivalents, Period Increase (Decrease)	228,669	(47,487)	238,120
Cash and cash equivalents, beginning of year	383,921	431,408	193,288
Cash and cash equivalents, end of year	612,590	383,921	431,408
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	464,937	477,434	475,374
Net cash (received) paid for income and other taxes	673	645	(2,740)
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	137,644	158,240	359,082
Valuation of OP Units issued	66,606	0	8,245
Mortgage loans (assumed) by purchaser	0	0	(39,999)
Amortization of deferred financing costs:
Investment in real estate, net	0	0	(2,768)
Deferred financing costs, net	21,435	17,846	13,174
Amortization of discounts and premiums on debt:
Mortgage notes payable	(10,333)	(8,260)	(9,208)
Notes, net	2,152	6,782	8,737
Amortization Of Deferred Settlements On Derivative Instruments Abstract
Amortization Of Deferred Settlements On Derivative Instruments Other Liabilities	(534)	(535)	(534)
Losses reclassified into earnings from other comprehensive income	14,678	4,343	3,338
Unrealized Gain Loss On Derivative Instruments Abstract
Other assets	7,448	6,826	13,019
Mortgage notes payable	(2,589)	(612)	(163)
Unrealized Gain Loss On Derivative Instruments Notes Net	(4,860)	(2,937)	7,497
Other liabilities	11,772	140,507	45,542
Accumulated other comprehensive (loss) income	(11,772)	(143,598)	(65,894)
Interest Capitalized For Real Estate And Unconsolidated Entities Under Development [Abstract]
Investment in real estate, net	(21,661)	(8,785)	(13,008)
Investment in unconsolidated entities	(848)	(323)	0
Consolidation Of Previously Unconsolidated Properties Abstract
Investment in real estate, net	0	0	(105,065)
Investments in unconsolidated entities	0	0	7,376
Deposits - restricted	0	0	(42,633)
Mortgage notes payable	0	0	112,631
Net other assets recorded	0	0	837
Deconsolidation of previously consolidated properties:
Investment in real estate, net	0	35,495	14,875
Investments in unconsolidated entities	0	(7,135)	(3,167)
Proceeds From Payments On Settlement Of Derivative Instruments Abstract
Other liabilities	0	(147,306)	(10,040)
Other:
Receivable For Common Shares OP Units Issued	28,457	0	37,550
Transfer from notes, net to mortgage notes payable	$ 0	$ 0	$ 35,600

CONSOLIDATED STATEMENTS OF CASH FLOWS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 881,204	$ 935,197	$ 295,983
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	684,992	663,616	673,403
Amortization of deferred financing costs	21,435	17,846	10,406
Amortization of discounts and premiums on debt	(8,181)	(1,478)	(471)
Amortization of deferred settlements on derivative instruments	14,144	3,808	2,804
Impairment	0	0	45,380
Write-off of pursuit costs	9,056	5,075	5,272
Income from technology investments	0	4,537	0
Loss from investments in unconsolidated entities	14	0	735
Distributions from unconsolidated entities - return on capital	575	319	61
Net (gain) on sales of unconsolidated entities	0	0	(28,101)
Net (gain) loss on sales of land parcels	0	(4,217)	1,395
Net (gain) on sales of discontinued operations	(548,278)	(826,489)	(297,956)
(Loss) on debt extinguishments	(272)	0	(2,457)
Unrealized loss (gain) on derivative instruments	1	(186)	(1)
Compensation paid with Company Common Shares	24,832	21,177	18,875
Changes in assets and liabilities:
Decrease in deposits - restricted	4,091	(4,523)	(3,316)
(Increase) decrease in other assets	20,411	2,743	9,048
Increase (decrease) in accounts payable and accrued expenses	(2,102)	332	(5,454)
(Decrease) in accrued interest payable	(11,898)	(10,510)	(4,000)
(Decrease) increase in other liabilities	2,987	(8,245)	9,972
Increase in security deposits	1,702	4,474	1,007
Net cash provided by operating activities	1,046,251	798,334	726,037
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(843,976)	(1,441,599)	(1,189,210)
Investment in real estate - development/other	(180,409)	(120,741)	(131,301)
Improvements to real estate	(152,828)	(144,452)	(138,208)
Additions to non-real estate property	(8,821)	(7,110)	(2,991)
Interest capitalized for real estate and unconsolidated entities under development	(22,509)	(9,108)	(13,008)
Proceeds from disposition of real estate, net	1,049,219	1,500,583	672,700
Investments in unconsolidated entities	(5,291)	(2,021)	0
Distributions from unconsolidated entities - return of capital	0	0	26,924
Proceeds from sale of investment securities	0	0	25,000
Proceeds from technology investments	0	(4,537)	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	(97,984)	7,631	137,106
Mortgage Deposits Investing Activities	1,563	1,901	4,699
Consolidation of previously unconsolidated properties	0	0	(26,854)
Deconsolidation of previously consolidated properties	0	28,360	11,708
Acquisition of Noncontrolling Interests - Partially Owned Properties	(13)	(12,809)	(16,023)
Net cash (used for) provided by investing activities	(261,049)	(194,828)	(639,458)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	21,209	20,421	8,811
Mortgage notes payable:
Proceeds	26,495	190,905	173,561
Restricted cash	(2,370)	(16,596)	(73,232)
Lump sum payoffs	350,247	974,956	635,285
Scheduled principal repayments	14,088	16,726	16,769
(Loss) on debt extinguishments	272	0	2,457
Notes, net:
Proceeds	0	996,190	595,422
Repayments of Notes Payable	975,991	575,641	0
Lines of credit:
Proceeds	5,876,000	1,455,000	5,513,125
Repayments	5,876,000	1,455,000	5,513,125
(Payments on) proceeds from settlement of derivative instruments	0	147,306	10,040
Proceeds from EQR's Employee Share Purchase Plan (ESPP)	5,399	5,262	5,112
Proceeds from exercise of EQR options	49,039	95,322	71,596
Payments for Repurchase of Preferred Stock and Preference Stock	150,000	0	877
Premium on Redemption of Preferred Shares Cash	23	0	0
Payment of offering costs	39,359	3,596	4,657
Other financing activities, net	(48)	(48)	(48)
Contributions - Noncontrolling Interests - Partially Owned Properties	8,221	75,911	222
Contributions – Limited Partners	5	0	0
Distributions:
Net cash (used for) provided by financing activities	(556,533)	(650,993)	151,541
Cash and Cash Equivalents, Period Increase (Decrease)	228,669	(47,487)	238,120
Cash and cash equivalents, beginning of year	383,921	431,408	193,288
Cash and cash equivalents, end of year	612,590	383,921	431,408
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	464,937	477,434	475,374
Net cash paid (received) for income and other taxes	673	645	(2,740)
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	137,644	158,240	359,082
Valuation of OP Units issued	66,606	0	8,245
Mortgage loans (assumed) by purchaser	0	0	(39,999)
Amortization of deferred financing costs:
Investment in real estate, net	0	0	(2,768)
Deferred financing costs, net	21,435	17,846	13,174
Amortization of discounts and premiums on debt:
Mortgage notes payable	(10,333)	(8,260)	(9,208)
Notes, net	2,152	6,782	8,737
Amortization of deferred settlements on derivative instruments:
Other liabilities	(534)	(535)	(534)
Losses reclassified into earnings from other comprehensive income	14,678	4,343	3,338
Unrealized loss (gain) on derivative instruments:
Other assets	7,448	6,826	13,019
Mortgage notes payable	(2,589)	(612)	(163)
Notes, net	(4,860)	(2,937)	7,497
Other liabilities	11,772	140,507	45,542
Accumulated other comprehensive (loss) income	(11,772)	(143,598)	(65,894)
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(21,661)	(8,785)	(13,008)
Investments in unconsolidated entities	(848)	(323)	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	0	(105,065)
Investments in unconsolidated entities	0	0	7,376
Deposits - restricted	0	0	(42,633)
Mortgage notes payable	0	0	112,631
Net other assets recorded	0	0	837
Deconsolidation of previously consolidated properties:
Investment in real estate, net	0	35,495	14,875
Investments in unconsolidated entities	0	(7,135)	(3,167)
(Payments on) proceeds from settlement of derivative instruments:
Other liabilities	0	(147,306)	(10,040)
Other:
Transfer from notes, net to mortgage notes payable	0	0	35,600
OPERATING PARTNERSHIP
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	881,204	935,197	295,983
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	684,992	663,616	673,403
Amortization of deferred financing costs	21,435	17,846	10,406
Amortization of discounts and premiums on debt	(8,181)	(1,478)	(471)
Amortization of deferred settlements on derivative instruments	14,144	3,808	2,804
Impairment	0	0	45,380
Write-off of pursuit costs	9,056	5,075	5,272
Income from technology investments	0	4,537	0
Loss from investments in unconsolidated entities	14	0	735
Distributions from unconsolidated entities - return on capital	575	319	61
Net (gain) on sales of unconsolidated entities	0	0	(28,101)
Net (gain) loss on sales of land parcels	0	(4,217)	1,395
Net (gain) on sales of discontinued operations	(548,278)	(826,489)	(297,956)
(Loss) on debt extinguishments	272	0	2,457
Unrealized loss (gain) on derivative instruments	(1)	186	1
Compensation paid with Company Common Shares	24,832	21,177	18,875
Changes in assets and liabilities:
Decrease in deposits - restricted	(4,091)	4,523	3,316
(Increase) decrease in other assets	(20,411)	(2,743)	(9,048)
Increase (decrease) in accounts payable and accrued expenses	(2,102)	332	(5,454)
(Decrease) in accrued interest payable	(11,898)	(10,510)	(4,000)
(Decrease) increase in other liabilities	2,987	(8,245)	9,972
Increase in security deposits	1,702	4,474	1,007
Net cash provided by operating activities	1,046,251	798,334	726,037
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(843,976)	(1,441,599)	(1,189,210)
Investment in real estate - development/other	(180,409)	(120,741)	(131,301)
Improvements to real estate	(152,828)	(144,452)	(138,208)
Additions to non-real estate property	(8,821)	(7,110)	(2,991)
Interest capitalized for real estate and unconsolidated entities under development	(22,509)	(9,108)	(13,008)
Proceeds from disposition of real estate, net	1,049,219	1,500,583	672,700
Investments in unconsolidated entities	(5,291)	(2,021)	0
Distributions from unconsolidated entities - return of capital	0	0	26,924
Proceeds from sale of investment securities	0	0	25,000
Proceeds from technology investments	0	4,537	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	(97,984)	7,631	137,106
Mortgage Deposits Investing Activities	1,563	1,901	4,699
Consolidation of previously unconsolidated properties	0	0	(26,854)
Deconsolidation of previously consolidated properties	0	28,360	11,708
Acquisition of Noncontrolling Interests - Partially Owned Properties	(13)	(12,809)	(16,023)
Net cash (used for) provided by investing activities	(261,049)	(194,828)	(639,458)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(21,209)	(20,421)	(8,811)
Mortgage notes payable:
Proceeds	26,495	190,905	173,561
Restricted cash	2,370	16,596	73,232
Lump sum payoffs	(350,247)	(974,956)	(635,285)
Scheduled principal repayments	(14,088)	(16,726)	(16,769)
(Loss) on debt extinguishments	(272)	0	(2,457)
Notes, net:
Proceeds	0	996,190	595,422
Repayments of Notes Payable	(975,991)	(575,641)	0
Lines of credit:
Proceeds	5,876,000	1,455,000	5,513,125
Repayments	(5,876,000)	(1,455,000)	(5,513,125)
(Payments on) proceeds from settlement of derivative instruments	0	(147,306)	(10,040)
Proceeds from sale of OP Units	1,417,040	173,484	329,452
Proceeds from EQR's Employee Share Purchase Plan (ESPP)	5,399	5,262	5,112
Proceeds from exercise of EQR options	49,039	95,322	71,596
OP Units repurchased and retired	0	0	(1,887)
Payments for Repurchase of Preferred Stock and Preference Stock	(150,000)	0	(877)
Premium on Redemption of Preferred Shares Cash	(23)	0	0
Payment of offering costs	(39,359)	(3,596)	(4,657)
Other financing activities, net	(48)	(48)	(48)
Contributions - Noncontrolling Interests - Partially Owned Properties	8,221	75,911	222
Contributions – Limited Partners	5	0	0
Distributions:
OP Units - General Partner	(473,451)	(432,023)	(379,969)
Preference Units	(13,416)	(12,829)	(14,471)
OP Units - Limited Partners	(21,915)	(20,002)	(18,867)
Noncontrolling Interests - Partially Owned Properties	(5,083)	(1,115)	(2,918)
Net cash (used for) provided by financing activities	(556,533)	(650,993)	151,541
Cash and Cash Equivalents, Period Increase (Decrease)	228,669	(47,487)	238,120
Cash and cash equivalents, beginning of year	383,921	431,408	193,288
Cash and cash equivalents, end of year	612,590	383,921	431,408
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	464,937	477,434	475,374
Net cash paid (received) for income and other taxes	673	645	(2,740)
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	137,644	158,240	359,082
Valuation of OP Units issued	66,606	0	8,245
Mortgage loans (assumed) by purchaser	0	0	(39,999)
Amortization of deferred financing costs:
Investment in real estate, net	0	0	(2,768)
Deferred financing costs, net	21,435	17,846	13,174
Amortization of discounts and premiums on debt:
Mortgage notes payable	(10,333)	(8,260)	(9,208)
Notes, net	2,152	6,782	8,737
Amortization of deferred settlements on derivative instruments:
Other liabilities	(534)	(535)	(534)
Losses reclassified into earnings from other comprehensive income	14,678	4,343	3,338
Unrealized loss (gain) on derivative instruments:
Other assets	7,448	6,826	13,019
Mortgage notes payable	(2,589)	(612)	(163)
Notes, net	(4,860)	(2,937)	7,497
Other liabilities	11,772	140,507	45,542
Accumulated other comprehensive (loss) income	(11,772)	(143,598)	(65,894)
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(21,661)	(8,785)	(13,008)
Investments in unconsolidated entities	(848)	(323)	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	0	(105,065)
Investments in unconsolidated entities	0	0	7,376
Deposits - restricted	0	0	(42,633)
Mortgage notes payable	0	0	112,631
Net other assets recorded	0	0	837
Deconsolidation of previously consolidated properties:
Investment in real estate, net	0	35,495	14,875
Investments in unconsolidated entities	0	(7,135)	(3,167)
(Payments on) proceeds from settlement of derivative instruments:
Other liabilities	0	(147,306)	(10,040)
Other:
Receivable on sale of OP Units	28,457	0	37,550
Transfer from notes, net to mortgage notes payable	$ 0	$ 0	$ 35,600

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total USD ($)	PREFERRED SHARES USD ($)	COMMON SHARES, $0.01 PAR VALUE USD ($)	PAID IN CAPITAL USD ($)	RETAINED EARNINGS USD ($)	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME USD ($)	OPERATING PARTNERSHIP USD ($)	Partially Owned Properties [Member] USD ($)	Series E Preferred Stock [Member]	Series H Preferred Stock [Member]	Series N Preferred Stock [Member]
Beginning Balance at Dec. 31, 2009		$ 208,773	$ 2,800	$ 4,477,426	$ 353,659	$ 4,681	$ 116,120	$ 11,054
Preferred Stock Preference Units Dividend Rate Percentage									7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	(877)	0
Stock Redeemed or Called During Period, Value		(834)
Conversion of 7.00% Series E Cumulative Convertible		(7,378)
Conversion of 7.00% Series H Cumulative Convertible		(561)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			3	7,936
Conversion of OP Units into Common Shares			9	19,713			(19,722)
Issuance of Common Shares	291,900		61	291,841
Exercise of share options			25	71,571
Employee Share Purchase Plan (ESPP)			2	5,110
Conversion of restricted shares to LTIP Units			0	0			0
Share-based employee compensation expense:
Restricted shares			2	9,779
Share options				7,421
ESPP discount				1,290
Common Shares repurchased and retired				(1,887)
Offering costs				(4,657)
Premium on Redemption of Preferred Shares Preference Units Original Issuance				0	0
Supplemental Executive Retirement Plan (SERP)				8,559
Acquisition of Noncontrolling Interests - Partially Owned Properties				(16,888)				175
Change in market value	129,918			(129,918)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(5,775)			5,775
Net income attributable to controlling interests	283,610				283,610
Common Share distributions					(419,320)
Preferred Share distributions					(14,368)
Premium on Redemption of Preferred Shares Cash	0				0
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894)					(65,894)
Losses reclassified into earnings from other comprehensive income	3,338					3,338
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	57					57
Issuance of OP Units to Noncontrolling Interests							8,245
Issuance of LTIP Units to Noncontrolling Interests							0
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			9	19,713			(19,722)
Equity Compensation associated with Noncontrolling Interests							2,524
Net income	295,983						13,099	(726)
Distributions to Noncontrolling Interests							(20,300)	(2,952)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(4,658)						4,658
Contributions by Noncontrolling Interests								222
Other								218
Ending Balance at Dec. 31, 2010		200,000	2,902	4,741,521	203,581	(57,818)	110,399	7,991
Preferred Stock Preference Units Dividend Rate Percentage									7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	0	0
Stock Redeemed or Called During Period, Value		0
Conversion of 7.00% Series E Cumulative Convertible		0
Conversion of 7.00% Series H Cumulative Convertible		0
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			0	0
Conversion of OP Units into Common Shares			3	8,577			(8,580)
Issuance of Common Shares	201,900		39	201,903
Exercise of share options			29	95,293
Employee Share Purchase Plan (ESPP)			1	5,261
Conversion of restricted shares to LTIP Units			(1)	(3,933)			3,934
Share-based employee compensation expense:
Restricted shares			2	9,100
Share options				9,545
ESPP discount				1,194
Common Shares repurchased and retired				0
Offering costs				(3,596)
Premium on Redemption of Preferred Shares Preference Units Original Issuance				0	0
Supplemental Executive Retirement Plan (SERP)				10,765
Acquisition of Noncontrolling Interests - Partially Owned Properties				(4,784)				(8,025)
Change in market value	22,714			(22,714)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(946)			946
Net income attributable to controlling interests	893,585				893,585
Common Share distributions					(467,729)
Preferred Share distributions					(13,865)
Premium on Redemption of Preferred Shares Cash	0				0
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)					(143,598)
Losses reclassified into earnings from other comprehensive income	4,343					4,343
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	355					355
Issuance of OP Units to Noncontrolling Interests							0
Issuance of LTIP Units to Noncontrolling Interests							0
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			3	8,577			(8,580)
Equity Compensation associated with Noncontrolling Interests							3,641
Net income	935,197						40,780	832
Distributions to Noncontrolling Interests							(21,434)	(1,163)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	10,150						(10,150)
Contributions by Noncontrolling Interests								75,911
Other								(1,240)
Ending Balance at Dec. 31, 2011	5,862,857	200,000	2,975	5,047,186	615,572	(196,718)	119,536	74,306
Preferred Stock Preference Units Dividend Rate Percentage									7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	(150,000)	(150,000)
Stock Redeemed or Called During Period, Value		0
Conversion of 7.00% Series E Cumulative Convertible		0
Conversion of 7.00% Series H Cumulative Convertible		0
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			0	0
Conversion of OP Units into Common Shares			7	18,922			(18,929)
Issuance of Common Shares	192,300		250	1,388,333
Exercise of share options			16	49,023
Employee Share Purchase Plan (ESPP)			1	5,398
Conversion of restricted shares to LTIP Units			0	0			0
Share-based employee compensation expense:
Restricted shares			2	8,934
Share options				11,752
ESPP discount				965
Common Shares repurchased and retired				0
Offering costs				(39,359)
Premium on Redemption of Preferred Shares Preference Units Original Issuance	(5,100)			5,129	(5,129)
Supplemental Executive Retirement Plan (SERP)				282
Acquisition of Noncontrolling Interests - Partially Owned Properties				1,293				(1,306)
Change in market value	(38,734)			38,734
Adjustment for Noncontrolling Interests ownership in Operating Partnership				5,763			(5,763)
Net income attributable to controlling interests	841,719				841,719
Common Share distributions					(554,429)
Preferred Share distributions					(10,355)
Premium on Redemption of Preferred Shares Cash	23				(23)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(11,772)					(11,772)
Losses reclassified into earnings from other comprehensive income	14,678					14,678
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	664					664
Issuance of OP Units to Noncontrolling Interests							66,606
Issuance of LTIP Units to Noncontrolling Interests							5
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			7	18,922			(18,929)
Equity Compensation associated with Noncontrolling Interests							5,307
Net income	881,204						38,641	844
Distributions to Noncontrolling Interests							(25,095)	(5,131)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	20,702						(20,702)
Contributions by Noncontrolling Interests								8,221
Other								754
Ending Balance at Dec. 31, 2012	$ 7,527,107	$ 50,000	$ 3,251	$ 6,542,355	$ 887,355	$ (193,148)	$ 159,606	$ 77,688

CONSOLIDATED STATEMENT OF CHANGES IN CAPITAL OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	Total USD ($)	Preferred Stock [Member] USD ($)	General Partner [Member] USD ($)	Limited Partner [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Partially Owned Properties [Member] USD ($)	Series E Preferred Stock [Member]	Series H Preferred Stock [Member]	Series N Preferred Stock [Member]
Balance, beginning of year at Dec. 31, 2009		$ 208,773	$ 4,833,885	$ 116,120	$ 4,681	$ 11,054
Preferred Stock Preference Units Dividend Rate Percentage							7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	877	0
Stock Units Redeemed Or Called During Period Value		(834)
Conversion Of Series E Cumulative Convertible		(7,378)
Conversion Of Series H Cumulative Convertible		(561)
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities			7,939
Conversion of OP Units held by Limited Partners into OP Units held by General Partner			19,722	(19,722)
Issuance of OP Units			291,902
Exercise of EQR share options			71,596
EQR's Employee Share Purchase Plan (ESPP)			5,112
Conversion of EQR restricted shares to LTIP Units			0	0
Share-based employee compensation expense:
EQR restricted shares			9,781
EQR share options			7,421
EQR ESPP discount			1,290
OP Units repurchased and retired			(1,887)
Offering costs			(4,657)
Premium on Redemption of Preferred Shares Preference Units Original Issuance			0
Net income available to Units - General Partner			269,242
OP Units - General Partner distributions			(419,320)
Supplemental Executive Retirement Plan (SERP)			8,559
Acquisition of Noncontrolling Interests - Partially Owned Properties			(16,888)			175
Change in market value of Redeemable Limited Partners			(129,918)
Adjustment for Limited Partners ownership in Operating Partnership			(5,775)	5,775
Issuance of OP Units to Noncontrolling Interests				8,245
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest				0
Equity compensation associated with Units - Limited Partners				2,524
Net income available to Units - Limited Partners				13,099
Units - Limited Partners distributions				(20,300)
Change in carrying value of Redeemable Limited Partners				4,658
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894)				(65,894)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	3,338				3,338
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	57				57
Net income	295,983					(726)
Contributions by Noncontrolling Interests						222
Distributions to Noncontrolling Interests						(2,952)
Stockholders' Equity, Other						218
Balance, end of period at Dec. 31, 2010		200,000	4,948,004	110,399	(57,818)	7,991
Preferred Stock Preference Units Dividend Rate Percentage							7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	0	0
Stock Units Redeemed Or Called During Period Value		0
Conversion Of Series E Cumulative Convertible		0
Conversion Of Series H Cumulative Convertible		0
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities			0
Conversion of OP Units held by Limited Partners into OP Units held by General Partner			8,580	(8,580)
Issuance of OP Units			201,942
Exercise of EQR share options			95,322
EQR's Employee Share Purchase Plan (ESPP)			5,262
Conversion of EQR restricted shares to LTIP Units			(3,934)	3,934
Share-based employee compensation expense:
EQR restricted shares			9,102
EQR share options			9,545
EQR ESPP discount			1,194
OP Units repurchased and retired			0
Offering costs			(3,596)
Premium on Redemption of Preferred Shares Preference Units Original Issuance			0
Net income available to Units - General Partner			879,720
OP Units - General Partner distributions			(467,729)
Supplemental Executive Retirement Plan (SERP)			10,765
Acquisition of Noncontrolling Interests - Partially Owned Properties			(4,784)			(8,025)
Change in market value of Redeemable Limited Partners			(22,714)
Adjustment for Limited Partners ownership in Operating Partnership			(946)	946
Issuance of OP Units to Noncontrolling Interests				0
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest				0
Equity compensation associated with Units - Limited Partners				3,641
Net income available to Units - Limited Partners				40,780
Units - Limited Partners distributions				(21,434)
Change in carrying value of Redeemable Limited Partners				(10,150)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)				(143,598)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	4,343				4,343
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	355				355
Net income	935,197					832
Contributions by Noncontrolling Interests						75,911
Distributions to Noncontrolling Interests						(1,163)
Stockholders' Equity, Other						(1,240)
Balance, end of period at Dec. 31, 2011		200,000	5,665,733	119,536	(196,718)	74,306
Preferred Stock Preference Units Dividend Rate Percentage							7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	150,000	(150,000)
Stock Units Redeemed Or Called During Period Value		0
Conversion Of Series E Cumulative Convertible		0
Conversion Of Series H Cumulative Convertible		0
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities			0
Conversion of OP Units held by Limited Partners into OP Units held by General Partner			18,929	(18,929)
Issuance of OP Units			1,388,583
Exercise of EQR share options			49,039
EQR's Employee Share Purchase Plan (ESPP)			5,399
Conversion of EQR restricted shares to LTIP Units			0	0
Share-based employee compensation expense:
EQR restricted shares			8,936
EQR share options			11,752
EQR ESPP discount			965
OP Units repurchased and retired			0
Offering costs			(39,359)
Premium on Redemption of Preferred Shares Preference Units Original Issuance	5,100		5,129
Net income available to Units - General Partner			826,212
OP Units - General Partner distributions			(554,429)
Supplemental Executive Retirement Plan (SERP)			282
Acquisition of Noncontrolling Interests - Partially Owned Properties			1,293			(1,306)
Change in market value of Redeemable Limited Partners			38,734
Adjustment for Limited Partners ownership in Operating Partnership			5,763	(5,763)
Issuance of OP Units to Noncontrolling Interests				66,606
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest				5
Equity compensation associated with Units - Limited Partners				5,307
Net income available to Units - Limited Partners				38,641
Units - Limited Partners distributions				(25,095)
Change in carrying value of Redeemable Limited Partners				(20,702)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(11,772)				(11,772)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	14,678				14,678
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	664				664
Net income	881,204					844
Contributions by Noncontrolling Interests						8,221
Distributions to Noncontrolling Interests						(5,131)
Stockholders' Equity, Other						754
Balance, end of period at Dec. 31, 2012		$ 50,000	$ 7,432,961	$ 159,606	$ (193,148)	$ 77,688

Business	12 Months Ended
Dec. 31, 2012
Business [Abstract]
Business
Business
Equity Residential (“EQR”), a Maryland real estate investment trust (“REIT”) formed in March 1993, is an S&P 500 company focused on the acquisition, development and management of high quality apartment properties in top United States growth markets. ERP Operating Limited Partnership ("ERPOP"), an Illinois limited partnership, was formed in May 1993 to conduct the multifamily residential property business of Equity Residential. EQR has elected to be taxed as a REIT. References to the "Company," "we," "us" or "our" mean collectively EQR, ERPOP and those entities/subsidiaries owned or controlled by EQR and/or ERPOP. References to the "Operating Partnership" mean collectively ERPOP and those entities/subsidiaries owned or controlled by ERPOP. Unless otherwise indicated, the notes to consolidated financial statements apply to both the Company and the Operating Partnership.
EQR is the general partner of, and as of December 31, 2012 owned an approximate 95.9% ownership interest in ERPOP. All of the Company's property ownership, development and related business operations are conducted through the Operating Partnership and EQR has no material assets or liabilities other than its investment in ERPOP. EQR issues public equity from time to time but does not have any indebtedness as all debt is incurred by the Operating Partnership. The Operating Partnership holds substantially all of the assets of the Company, including the Company's ownership interests in its joint ventures. The Operating Partnership conducts the operations of the business and is structured as a partnership with no publicly traded equity.
As of December 31, 2012, the Company, directly or indirectly through investments in title holding entities, owned all or a portion of 403 properties located in 13 states and the District of Columbia consisting of 115,370 apartment units. The ownership breakdown includes (table does not include various uncompleted development properties):

	Properties	Apartment Units
Wholly Owned Properties	382	106,856
Partially Owned Properties – Consolidated	19	3,475
Military Housing	2	5,039
	403	115,370

The “Wholly Owned Properties” are accounted for under the consolidation method of accounting. The Company beneficially owns 100% fee simple title to 378 of the 382 Wholly Owned Properties and all but one of its wholly owned development properties and land parcels. The Company owns the building and improvements and leases the land underlying the improvements under long-term ground leases that expire in 2026, 2077, 2101 and 2104 for the four operating properties, respectively, and 2110 for one land parcel. These properties are consolidated and reflected as real estate assets while the ground leases are accounted for as operating leases.
The “Partially Owned Properties – Consolidated” are controlled by the Company but have partners with noncontrolling interests and are accounted for under the consolidation method of accounting. The “Military Housing” properties consist of investments in limited liability companies that, as a result of the terms of the operating agreements, are accounted for as management contract rights with all fees recognized as fee and asset management revenue.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
Due to the Company’s ability as general partner to control either through ownership or by contract the Operating Partnership and its subsidiaries, the Operating Partnership and each such subsidiary has been consolidated with the Company for financial reporting purposes, except for two unconsolidated developments and our military housing properties. The consolidated financial statements also include all variable interest entities for which the Company is the primary beneficiary.
Noncontrolling interests represented by EQR's indirect 1% interest in various entities are immaterial and have not been accounted for in the Consolidated Financial Statements of the Operating Partnership. In addition, certain amounts due from EQR for its 1% interest in various entities have not been reflected in the Consolidated Balance Sheets of the Operating Partnership since such amounts are immaterial.
Real Estate Assets and Depreciation of Investment in Real Estate
Effective for business combinations on or after January 1, 2009, an acquiring entity is required to recognize all assets acquired and liabilities assumed in a transaction at the acquisition-date fair value with limited exceptions. In addition, an acquiring entity is required to expense acquisition-related costs as incurred (amounts are included in the other expenses line item in the consolidated statements of operations), value noncontrolling interests at fair value at the acquisition date and expense restructuring costs associated with an acquired business.
The Company allocates the purchase price of properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property, our own analysis of recently acquired and existing comparable properties in our portfolio and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. The Company allocates the purchase price of acquired real estate to various components as follows:

▪	Land - Based on actual purchase price adjusted to fair value (as necessary) if acquired separately or market research/comparables if acquired with an operating property.

▪
Furniture, Fixtures and Equipment - Ranges between $8,000 and $13,000 per apartment unit acquired as an estimate of the fair value of the appliances and fixtures inside an apartment unit. The per-apartment unit amount applied depends on the type of apartment building acquired. Depreciation is calculated on the straight-line method over an estimated useful life of five to ten years.

▪
Lease Intangibles - The Company considers the value of acquired in-place leases and above/below market leases and the amortization period is the average remaining term of each respective acquired lease.

▪
Other Intangible Assets - The Company considers whether it has acquired other intangible assets, including any customer relationship intangibles and the amortization period is the estimated useful life of the acquired intangible asset.

▪	Building - Based on the fair value determined on an “as-if vacant” basis. Depreciation is calculated on the straight-line method over an estimated useful life of thirty years.
Replacements inside an apartment unit such as appliances and carpeting are depreciated over an estimated useful life of five to ten years. Expenditures for ordinary maintenance and repairs are expensed to operations as incurred and significant renovations and improvements that improve and/or extend the useful life of the asset are capitalized over their estimated useful life, generally five to fifteen years. Initial direct leasing costs are expensed as incurred as such expense approximates the deferral and amortization of initial direct leasing costs over the lease terms. Property sales or dispositions are recorded when title transfers to unrelated third parties, contingencies have been removed and sufficient cash consideration has been received by the Company. Upon disposition, the related costs and accumulated depreciation are removed from the respective accounts. Any gain or loss on sale is recognized in accordance with accounting principles generally accepted in the United States.
The Company classifies real estate assets as real estate held for disposition when it is certain a property will be disposed of (see further discussion below).
The Company classifies properties under development and/or expansion and properties in the lease-up phase (including land) as construction-in-progress until construction has been completed and all certificates of occupancy permits have been obtained.
Impairment of Long-Lived Assets
The Company periodically evaluates its long-lived assets, including its investments in real estate, for indicators of impairment. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions and legal and environmental concerns, as well as the Company’s ability to hold and its intent with regard to each asset. Future events could occur which would cause the Company to conclude that impairment indicators exist and an impairment loss is warranted.
For long-lived assets to be held and used, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, the Company would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.
For long-lived assets to be disposed of, an impairment loss is recognized when the estimated fair value of the asset, less the estimated cost to sell, is less than the carrying amount of the asset measured at the time that the Company has determined it will sell the asset. Long-lived assets held for disposition and the related liabilities are separately reported, with the long-lived assets reported at the lower of their carrying amounts or their estimated fair values, less their costs to sell, and are not depreciated after reclassification to real estate held for disposition.
Cost Capitalization
See the Real Estate Assets and Depreciation of Investment in Real Estate section for a discussion of the Company’s policy with respect to capitalization vs. expensing of fixed asset/repair and maintenance costs. In addition, the Company capitalizes an allocation of the payroll and associated costs of employees directly responsible for and who spend their time on the supervision of major capital and/or renovation projects. These costs are reflected on the balance sheet as an increase to depreciable property.
For all development projects, the Company uses its professional judgment in determining whether such costs meet the criteria for capitalization or must be expensed as incurred. The Company capitalizes interest, real estate taxes and insurance and payroll and associated costs for those individuals directly responsible for and who spend their time on development activities, with capitalization ceasing no later than 90 days following issuance of the certificate of occupancy. These costs are reflected on the balance sheet as construction-in-progress for each specific property. The Company expenses as incurred all payroll costs of on-site employees working directly at our properties, except as noted above on our development properties prior to certificate of occupancy issuance and on specific major renovations at selected properties when additional incremental employees are hired.

During the years ended December 31, 2012, 2011 and 2010, the Company capitalized $14.3 million, $11.6 million and $10.7 million, respectively, of payroll and associated costs of employees directly responsible for and who spend their time on the supervision of development activities as well as major capital and/or renovation projects.
Cash and Cash Equivalents
The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash and cash equivalents at financial institutions. The combined account balances at one or more institutions typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.
Investment Securities
Investment securities are included in other assets in the consolidated balance sheets. These securities are classified as held-to-maturity and carried at amortized cost if management has the positive intent and ability to hold the securities to maturity. Otherwise, the securities are classified as available-for-sale and carried at estimated fair value with unrealized gains and losses included in accumulated other comprehensive (loss), a separate component of shareholders’ equity/partners' capital.
Deferred Financing Costs
Deferred financing costs include fees and costs incurred to obtain the Company’s lines of credit and long-term financings. These costs are amortized over the terms of the related debt. Unamortized financing costs are written off when debt is retired before the maturity date. The accumulated amortization of such deferred financing costs was $32.2 million and $37.7 million at December 31, 2012 and 2011, respectively.
Fair Value of Financial Instruments, Including Derivative Instruments
The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments. The Company may also use derivatives to manage its exposure to foreign exchange rates (should the Archstone transaction close) or manage commodity prices in the daily operations of the business.
The Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors. When viewed in conjunction with the underlying and offsetting exposure that the derivatives are designed to hedge, the Company has not sustained a material loss from these instruments nor does it anticipate any material adverse effect on its net income or financial position in the future from the use of derivatives.
The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. In addition, fair value adjustments will affect either shareholders’ equity/partners' capital or net income depending on whether the derivative instruments qualify as a hedge for accounting purposes and, if so, the nature of the hedging activity. When the terms of an underlying transaction are modified, or when the underlying transaction is terminated or completed, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market each period. The Company does not use derivatives for trading or speculative purposes.

Revenue Recognition
Rental income attributable to residential leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of an apartment unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis. Fee and asset management revenue and interest income are recorded on an accrual basis.
Share-Based Compensation
The Company expenses share-based compensation such as restricted shares and share options. Any common share of beneficial interest, $0.01 par value per share (the "Common Shares") issued pursuant to EQR's incentive equity compensation and employee share purchase plans will result in ERPOP issuing units of limited partnership interest ("OP Units") to EQR on a one-for-one basis, with ERPOP receiving the net cash proceeds of such issuances.
The fair value of the option grants are recognized over the requisite service/vesting period of the options. The fair value for the Company's share options was estimated at the time the share options were granted using the Black-Scholes option pricing model with the primary grant in each year having the following weighted average assumptions:

	2012	2011	2010
Expected volatility (1)	27.4%	27.1%	32.4%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.35%	4.56%	4.85%
Risk-free interest rate (4)	0.71%	2.27%	2.29%
Option valuation per share	$8.54	$8.36	$6.18

(1)
Expected volatility – For 2012 and 2011, estimated based on the historical ten-year volatility of EQR's share price measured on a monthly basis. Prior to 2011, estimated based on the historical volatility of EQR's share price, on a monthly basis, for a period matching the expected life of each grant. This change in estimate reflects the Company's belief that the historical ten-year period provides a better estimate of the expected volatility in EQR shares over the expected life of the options.

(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)
Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR's shares in a given year.

(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.
The valuation method and assumptions are the same as those the Company used in accounting for option expense in its consolidated financial statements. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. This model is only one method of valuing options. Because the Company's share options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, the actual value of the options to the recipient may be significantly different.
Income and Other Taxes
Due to the structure of EQR as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the EQR level. In addition, ERPOP generally is not liable for federal income taxes as the partners recognize their proportionate share of income or loss in their tax returns; therefore no provision for federal income taxes has been made at the ERPOP level. Historically, the Company has generally only incurred certain state and local income, excise and franchise taxes. The Company has elected Taxable REIT Subsidiary (“TRS”) status for certain of its corporate subsidiaries and as a result, these entities will incur both federal and state income taxes on any taxable income of such entities after consideration of any net operating losses.
Deferred tax assets and liabilities applicable to the TRS are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates for which the temporary differences are expected to be recovered or settled. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in earnings in the period enacted. The Company’s deferred tax assets are generally the result of tax affected amortization of goodwill, differing depreciable lives on capitalized assets and the timing of expense recognition for certain accrued liabilities. As of December 31, 2012, the Company has recorded a deferred tax asset of approximately $36.1 million, which is fully offset by a valuation allowance due to the uncertainty in forecasting future TRS taxable income.
The Company provided for income, franchise and excise taxes allocated as follows in the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 (amounts in thousands):

	Year Ended December 31,
	2012	2011	2010
Income and other tax expense (benefit) (1)	$516	$708	$270
Discontinued operations, net (2)	32	(223)	108
Provision for income, franchise and excise taxes (3)	$548	$485	$378

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)
Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.
The Company’s TRSs have approximately $76.4 million of NOL carryforwards available as of January 1, 2013 that will expire between 2028 and 2031.
During the years ended December 31, 2012, 2011 and 2010, the Company’s tax treatment of dividends and distributions were as follows:

	Year Ended December 31,
	2012	2011	2010
Tax treatment of dividends and distributions:
Ordinary dividends	$1.375	$0.667	$0.607
Long-term capital gain	0.253	0.629	0.622
Unrecaptured section 1250 gain	0.152	0.284	0.241
Dividends and distributions declared per
Common Share/Unit outstanding	$1.780	$1.580	$1.470

The cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes as of December 31, 2012 and 2011 was approximately $11.2 billion and $11.4 billion, respectively.
Noncontrolling Interests
A noncontrolling interest in a subsidiary (minority interest) is in most cases an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company's equity. In addition, consolidated net income is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net income attributable to the parent and the noncontrolling interest are required to be disclosed on the face of the Consolidated Statements of Operations. See Note 3 for further discussion.
Operating Partnership: Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of OP Units held by the noncontrolling interests by the total OP Units held by the noncontrolling interests and EQR. Issuance of additional Common Shares and OP Units changes the ownership interests of both the noncontrolling interests and EQR. Such transactions and the related proceeds are treated as capital transactions.
Partially Owned Properties: The Company reflects noncontrolling interests in partially owned properties on the balance sheet for the portion of properties consolidated by the Company that are not wholly owned by the Company. The earnings or losses from those properties attributable to the noncontrolling interests are reflected as noncontrolling interests in partially owned properties in the consolidated statements of operations.
Partners' Capital
The "Limited Partners" of ERPOP include various individuals and entities that contributed their properties to ERPOP in exchange for OP Units. The "General Partner" of ERPOP is EQR. Net income is allocated to the Limited Partners based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of OP Units held by the Limited Partners by the total OP Units held by the Limited Partners and the General Partner. Issuance of additional Common Shares and OP Units changes the ownership interests of both the Limited Partners and EQR. Such transactions and the related proceeds are treated as capital transactions.
Redeemable Noncontrolling Interests – Operating Partnership / Redeemable Limited Partners
The Company classifies Redeemable Noncontrolling Interests – Operating Partnership / Redeemable Limited Partners in the mezzanine section of the consolidated balance sheets for the portion of OP Units that EQR is required, either by contract or securities law, to deliver registered Common Shares to the exchanging OP Unit holder. The redeemable noncontrolling interest units / redeemable limited partner units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period.
Use of Estimates
In preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Reclassifications

Certain reclassifications considered necessary for a fair presentation have been made to the prior period financial statements in order to conform to the current year presentation. These reclassifications have not changed the results of operations or equity/capital.

Other

The Company is the controlling partner in various consolidated partnerships owning 19 properties and 3,475 apartment units and various completed and uncompleted development properties having a noncontrolling interest book value of $77.7 million at December 31, 2012. The Company is required to make certain disclosures regarding noncontrolling interests in consolidated limited-life subsidiaries. Of the consolidated entities described above, the Company is the controlling partner in limited-life partnerships owning six properties having a noncontrolling interest deficit balance of $7.4 million. These six partnership agreements contain provisions that require the partnerships to be liquidated through the sale of their assets upon reaching a date specified in each respective partnership agreement. The Company, as controlling partner, has an obligation to cause the property owning partnerships to distribute the proceeds of liquidation to the Noncontrolling Interests in these Partially Owned Properties only to the extent that the net proceeds received by the partnerships from the sale of their assets warrant a distribution based on the partnership agreements. As of December 31, 2012, the Company estimates the value of Noncontrolling Interest distributions for these six properties would have been approximately $34.2 million (“Settlement Value”) had the partnerships been liquidated. This Settlement Value is based on estimated third party consideration realized by the partnerships upon disposition of the six Partially Owned Properties and is net of all other assets and liabilities, including yield maintenance on the mortgages encumbering the properties, that would have been due on December 31, 2012 had those mortgages been prepaid. Due to, among other things, the inherent uncertainty in the sale of real estate assets, the amount of any potential distribution to the Noncontrolling Interests in the Company's Partially Owned Properties is subject to change. To the extent that the partnerships' underlying assets are worth less than the underlying liabilities, the Company has no obligation to remit any consideration to the Noncontrolling Interests in these Partially Owned Properties.
Effective January 1, 2010, in an effort to improve financial standards for transfers of financial assets, more stringent conditions for reporting a transfer of a portion of a financial asset as a sale (e.g. loan participations) are required, the concept of a “qualifying special-purpose entity” and special guidance for guaranteed mortgage securitizations are eliminated, other sale-accounting criteria is clarified and the initial measurement of a transferor’s interest in transferred financial assets is changed. This does not have a material effect on the Company’s consolidated results of operations or financial position.
Effective January 1, 2010, the analysis for identifying the primary beneficiary of a Variable Interest Entity (“VIE”) has been simplified by replacing the previous quantitative-based analysis with a framework that is based more on qualitative judgments. The analysis requires the primary beneficiary of a VIE to be identified as the party that both (a) has the power to direct the activities of a VIE that most significantly impact its economic performance and (b) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. For the Company, these requirements affected only disclosures and had no impact on the Company’s consolidated results of operations or financial position. See Note 6 for further discussion.
Effective January 1, 2011, companies are required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 fair value measurements. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 9 for further discussion.

Effective January 1, 2012, companies are required to separately disclose the amounts and reasons for any transfers of assets and liabilities into and out of Level 1 and Level 2 of the fair value hierarchy. For fair value measurements using significant unobservable inputs (Level 3), companies are required to disclose quantitative information about the significant unobservable inputs used for all Level 3 measurements and a description of the Company's valuation processes in determining fair value. In addition, companies are required to provide a qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in the unobservable inputs disclosed, including the interrelationship between inputs. Companies are also required to disclose information about when the current use of a non-financial asset measured at fair value differs from its highest and best use and the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the notes. This does not have a material effect on the Company's consolidated results of operations or financial position. See Note 9 for further discussion.

Effective January 1, 2013, companies are required to report, in one place, information about reclassifications out of accumulated other comprehensive income ("AOCI"). Companies will also be required to report changes in AOCI balances. For significant items reclassified out of AOCI to net income in their entirety in the same reporting period, reporting is required about the effect of the reclassifications on the respective line items in the statement where net income is presented. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under US GAAP is required in the notes. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.

Effective January 1, 2009, issuers of certain convertible debt instruments that may be settled in cash on conversion were required to separately account for the liability and equity components of the instrument in a manner that reflects each issuer's nonconvertible debt borrowing rate. As the Company was required to apply this retrospectively, the accounting for its $650.0 million 3.85% convertible unsecured notes that were issued in August 2006 with a final maturity in August 2026 was affected. On August 18, 2011, the Company redeemed these notes at par ($482.5 million was outstanding on August 18, 2011) and no premium was paid. The Company recognized $11.8 million and $18.6 million in interest expense related to the stated coupon rate of 3.85% for the years ended December 31, 2011, and 2010, respectively. The amount of the conversion option as of the date of issuance calculated by the Company using a 5.80% effective interest rate was $44.3 million and was amortized to interest expense over the expected life of the convertible notes (through the first put date on August 18, 2011). Total amortization of the cash discount and conversion option discount on the unsecured notes resulted in a reduction to earnings of approximately $5.0 million and $7.8 million, respectively, or $0.02 per share/Unit and $0.03 per share/Unit, respectively, for the years ended December 31, 2011 and 2010. In addition, the Company decreased the January 1, 2009 balance of retained earnings (included in general partner's capital in the Operating Partnership's financial statements) by $27.0 million, decreased the January 1, 2009 balance of notes by $17.3 million and increased the January 1, 2009 balance of paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $44.3 million. The carrying amount of the conversion option remaining in paid in capital (included in general partner's capital in the Operating Partnership's financial statements) was $44.3 million at December 31, 2011. The cash and conversion option discounts were fully amortized at December 31, 2011.

Equity, Capital and Other Interests	12 Months Ended
Dec. 31, 2012
Equity, Capital and other Interests [Abstract]
Equity Capital And Other Interests [Text Block]
Equity, Capital and Other Interests

Equity and Redeemable Noncontrolling Interests of Equity Residential
The following tables present the changes in the Company’s issued and outstanding Common Shares and “Units” (which includes OP Units and Long-Term Incentive Plan (“LTIP”) Units) for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Common Shares
Common Shares outstanding at January 1,	297,508,185	290,197,242	279,959,048
Common Shares Issued:
Conversion of Series E Preferred Shares	—	—	328,363
Conversion of Series H Preferred Shares	—	—	32,516
Conversion of OP Units	675,817	341,594	884,472
Issuance of Common Shares	25,023,919	3,866,666	6,151,198
Exercise of share options	1,608,427	2,945,948	2,506,645
Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted share grants, net	128,252	145,616	235,767
Common Shares Other:
Conversion of restricted shares to LTIP Units	—	(101,988)	—
Repurchased and retired	—	—	(58,130)
Common Shares outstanding at December 31,	325,054,654	297,508,185	290,197,242
Units
Units outstanding at January 1,	13,492,543	13,612,037	14,197,969
LTIP Units, net	70,235	120,112	92,892
OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
Conversion of restricted shares to LTIP Units	—	101,988	—
Conversion of OP Units to Common Shares	(675,817)	(341,594)	(884,472)
Units outstanding at December 31,	13,968,758	13,492,543	13,612,037
Total Common Shares and Units outstanding at December 31,	339,023,412	311,000,728	303,809,279
Units Ownership Interest in Operating Partnership	4.1%	4.3%	4.5%
Acquisitions/consolidations – per unit	$61.57	—	$40.09
Acquisitions/consolidations – valuation	$66.6 million	—	$8.2 million

The equity positions of various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units, are collectively referred to as the “Noncontrolling Interests – Operating Partnership”. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), the Noncontrolling Interests – Operating Partnership may exchange their Units with EQR for Common Shares on a one-for-one basis. The carrying value of the Noncontrolling Interests – Operating Partnership (including redeemable interests) is allocated based on the number of Noncontrolling Interests – Operating Partnership Units in total in proportion to the number of Noncontrolling Interests – Operating Partnership Units in total plus the number of Common Shares. Net income is allocated to the Noncontrolling Interests – Operating Partnership based on the weighted average ownership percentage during the period.
The Operating Partnership has the right but not the obligation to make a cash payment instead of issuing Common Shares to any and all holders of Noncontrolling Interests – Operating Partnership Units requesting an exchange of their OP Units with EQR. Once the Operating Partnership elects not to redeem the Noncontrolling Interests – Operating Partnership Units for cash, EQR is obligated to deliver Common Shares to the exchanging holder of the Noncontrolling Interests – Operating Partnership Units.
The Noncontrolling Interests – Operating Partnership Units are classified as either mezzanine equity or permanent equity. If EQR is required, either by contract or securities law, to deliver registered Common Shares, such Noncontrolling Interests – Operating Partnership are differentiated and referred to as “Redeemable Noncontrolling Interests – Operating Partnership”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer’s control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Noncontrolling Interests – Operating Partnership are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered Common Shares for the remaining portion of the Noncontrolling Interests – Operating Partnership Units that are classified in permanent equity at December 31, 2012 and 2011.
The carrying value of the Redeemable Noncontrolling Interests – Operating Partnership is allocated based on the number of Redeemable Noncontrolling Interests – Operating Partnership Units in proportion to the number of Noncontrolling Interests – Operating Partnership Units in total. Such percentage of the total carrying value of Units which is ascribed to the Redeemable Noncontrolling Interests – Operating Partnership is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2012, the Redeemable Noncontrolling Interests – Operating Partnership have a redemption value of approximately $398.4 million, which represents the value of Common Shares that would be issued in exchange with the Redeemable Noncontrolling Interests – Operating Partnership Units.
The following table presents the changes in the redemption value of the Redeemable Noncontrolling Interests – Operating Partnership for the years ended December 31, 2012, 2011 and 2010, respectively (amounts in thousands):

	2012	2011	2010
Balance at January 1,	$416,404	$383,540	$258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Balance at December 31,	$398,372	$416,404	$383,540

Net proceeds from EQR Common Share and Preferred Share (see definition below) offerings are contributed by EQR to ERPOP. In return for those contributions, EQR receives a number of OP Units in ERPOP equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in ERPOP equal in number and having the same terms as the Preferred Shares issued in the equity offering). As a result, the net offering proceeds from Common Shares and Preferred Shares are allocated between shareholders’ equity and Noncontrolling Interests – Operating Partnership to account for the change in their respective percentage ownership of the underlying equity of ERPOP.
The Company’s declaration of trust authorizes it to issue up to 100,000,000 preferred shares of beneficial interest, $0.01 par value per share (the “Preferred Shares”), with specific rights, preferences and other attributes as the Board of Trustees may determine, which may include preferences, powers and rights that are senior to the rights of holders of the Company’s Common Shares.
The following table presents the Company’s issued and outstanding Preferred Shares as of December 31, 2012 and 2011:

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Share (2)	December 31, 2012	December 31, 2011
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized
8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 0 and 600,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively (3) (4)	06/19/08	$16.20	—	150,000
			$50,000	$200,000

(1)
On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)
Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(3)	The Series N Preferred Shares had a corresponding depositary share that consisted of ten times the number of shares and one-tenth the liquidation value and dividend per share.

(4)
On August 20, 2012, the Company redeemed its Series N Cumulative Redeemable Preferred Shares for cash consideration of $150.0 million plus accrued dividends through the redemption date. As a result of this redemption, the Company recorded the write-off of approximately $5.1 million in original issuance costs as a premium on the redemption of Preferred Shares.

Capital and Redeemable Limited Partners of ERP Operating Limited Partnership
The following tables present the changes in the Operating Partnership's issued and outstanding Units and in the limited partners' Units for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
General and Limited Partner Units
General and Limited Partner Units outstanding at January 1,	311,000,728	303,809,279	294,157,017
Issued to General Partner:
Conversion of Series E Preference Units	—	—	328,363
Conversion of Series H Preference Units	—	—	32,516
Issuance of OP Units	25,023,919	3,866,666	6,151,198
Exercise of EQR share options	1,608,427	2,945,948	2,506,645
EQR's Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
EQR's restricted share grants, net	128,252	145,616	235,767
Issued to Limited Partners:
LTIP Units, net	70,235	120,112	92,892
OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
OP Units Other:
Repurchased and retired	—	—	(58,130)
General and Limited Partner Units outstanding at December 31,	339,023,412	311,000,728	303,809,279
Limited Partner Units
Limited Partner Units outstanding at January 1,	13,492,543	13,612,037	14,197,969
Limited Partner LTIP Units, net	70,235	120,112	92,892
Limited Partner OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
Conversion of EQR restricted shares to LTIP Units	—	101,988	—
Conversion of Limited Partner OP Units to EQR Common Shares	(675,817)	(341,594)	(884,472)
Limited Partner Units outstanding at December 31,	13,968,758	13,492,543	13,612,037
Limited Partner Units Ownership Interest in Operating Partnership	4.1%	4.3%	4.5%
Limited Partner OP Units Issued:
Acquisitions/consolidations – per unit	$61.57	—	$40.09
Acquisitions/consolidations – valuation	$66.6 million	—	$8.2 million

The Limited Partners of the Operating Partnership as of December 31, 2012 include various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), Limited Partners may exchange their Units with EQR for Common Shares on a one-for-one basis. The carrying value of the Limited Partner Units (including redeemable interests) is allocated based on the number of Limited Partner Units in total in proportion to the number of Limited Partner Units in total plus the number of General Partner Units. Net income is allocated to the Limited Partner Units based on the weighted average ownership percentage during the period.
The Operating Partnership has the right but not the obligation to make a cash payment instead of issuing Common Shares to any and all holders of Limited Partner Units requesting an exchange of their OP Units with EQR. Once the Operating Partnership elects not to redeem the Limited Partner Units for cash, EQR is obligated to deliver Common Shares to the exchanging limited partner.
The Limited Partner Units are classified as either mezzanine equity or permanent equity. If EQR is required, either by contract or securities law, to deliver registered Common Shares, such Limited Partner Units are differentiated and referred to as “Redeemable Limited Partner Units”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer's control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Limited Partner Units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered Common Shares for the remaining portion of the Limited Partner Units that are classified in permanent equity at December 31, 2012 and 2011.
The carrying value of the Redeemable Limited Partner Units is allocated based on the number of Redeemable Limited Partner Units in proportion to the number of Limited Partner Units in total. Such percentage of the total carrying value of Limited Partner Units which is ascribed to the Redeemable Limited Partner Units is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2012, the Redeemable Limited Partner Units have a redemption value of approximately $398.4 million, which represents the value of Common Shares that would be issued in exchange with the Redeemable Limited Partner Units.
The following table presents the changes in the redemption value of the Redeemable Limited Partners for the years ended December 31, 2012, 2011 and 2010, respectively (amounts in thousands):

	2012	2011	2010
Balance at January 1,	$416,404	$383,540	$258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Balance at December 31,	$398,372	$416,404	$383,540

EQR contributes all net proceeds from its various equity offerings (including proceeds from exercise of options for Common Shares) to ERPOP. In return for those contributions, EQR receives a number of OP Units in ERPOP equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in ERPOP equal in number and having the same terms as the preferred shares issued in the equity offering).
The following table presents the Operating Partnership's issued and outstanding “Preference Units” as of December 31, 2012 and 2011:

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Unit (2)	December 31, 2012	December 31, 2011
Preference Units:
8.29% Series K Cumulative Redeemable Preference Units; liquidation value $50 per unit; 1,000,000 units issued and outstanding at December 31, 2012 and December 31, 2011	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preference Units; liquidation value $250 per unit; 0 and 600,000 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively (3) (4)	06/19/08	$16.20	—	150,000
			$50,000	$200,000

(1)
On or after the redemption date, redeemable preference units (Series K and N) may be redeemed for cash at the option of the Operating Partnership, in whole or in part, at a redemption price equal to the liquidation price per unit, plus accrued and unpaid distributions, if any, in conjunction with the concurrent redemption of the corresponding Company Preferred Shares.

(2)
Dividends on all series of Preference Units are payable quarterly at various pay dates. The dividend listed for Series N is a Preference Unit rate and the equivalent depositary unit annual dividend is $1.62 per unit.

(3)	The Series N Preference Units had a corresponding depositary unit that consisted of ten times the number of units and one-tenth the liquidation value and dividend per unit.

(4)
On August 20, 2012, the Operating Partnership redeemed its Series N Cumulative Redeemable Preference Units for cash consideration of $150.0 million plus accrued dividends through the redemption date, in conjunction with the concurrent redemption of the corresponding Company Preferred Shares. As a result of this redemption, the Operating Partnership recorded the write-off of approximately $5.1 million in original issuance costs as a premium on the redemption of Preference Units.

Other
An unlimited amount of equity and debt securities remains available for issuance by EQR and ERPOP under a universal shelf registration statement that automatically became effective upon filing with the SEC in October 2010 and expires on October 15, 2013. As of December 31, 2012, issuances under the ATM (see definition below) share offering program are limited to 6.0 million additional shares. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds of all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis) or preference units (on a one-for-one preferred share per preference unit basis).
On November 28, 2012, EQR priced the issuance of 21,850,000 Common Shares at a price of $54.75 per share for total consideration of approximately $1.2 billion, after deducting underwriting commissions of $35.9 million. Concurrent with this transaction, ERPOP issued 21,850,000 OP Units to EQR.
In September 2009, the Company announced the establishment of an At-The-Market (“ATM”) share offering program which would allow EQR to sell up to 17.0 million Common Shares from time to time over the next three years (later increased by 5.7 million Common Shares and extended to February 2014) into the existing trading market at current market prices as well as through negotiated transactions. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds from all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis). EQR has 6.0 million Common Shares remaining available for issuance under the ATM program as of December 31, 2012.
During the year ended December 31, 2012, EQR issued approximately 3.2 million Common Shares at an average price of $60.59 per share for total consideration of approximately $192.3 million through the ATM program. Concurrent with these transactions, ERPOP issued approximately 3.2 million OP Units to EQR. During the year ended December 31, 2011, EQR issued approximately 3.9 million Common Shares at an average price of $52.23 per share for total consideration of approximately $201.9 million through the ATM program. Concurrent with these transactions, ERPOP issued approximately 3.9 million OP Units to EQR. As of December 31, 2011, transactions to issue approximately 0.5 million of the 3.9 million Common Shares had not yet settled. As of December 31, 2011, the Company increased the number of Common Shares issued and outstanding by this amount and recorded a receivable of approximately $28.5 million included in other assets on the consolidated balance sheets. During the year ended December 31, 2010, EQR issued approximately 6.2 million Common Shares at an average price of $47.45 per share for total consideration of approximately $291.9 million through the ATM program. Concurrent with these transactions, ERPOP issued approximately 6.2 million OP Units to EQR.
On June 16, 2011, the shareholders of EQR approved the Company's 2011 Share Incentive Plan, as amended (the “2011 Plan”). The 2011 Plan reserved 12,980,741 Common Shares for issuance. In conjunction with the approval of the 2011 Plan, no further awards may be granted under the 2002 Share Incentive Plan. The 2011 Plan expires on June 16, 2021. See Note 12 for further discussion.
EQR has a share repurchase program authorized by the Board of Trustees under which it has authorization to repurchase up to $464.6 million of its shares as of December 31, 2012. No shares were repurchased during the years ended December 31, 2012 and 2011. During the year ended December 31, 2010, EQR repurchased 58,130 of its Common Shares at an average price of $32.46 per share for total consideration of $1.9 million. These shares were retired subsequent to the repurchases. Concurrent with these transactions, ERPOP repurchased and retired 58,130 OP Units previously issued to EQR. All of the shares repurchased during the year ended December 31, 2010 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees' restricted shares.
On April 18, 2012, the Operating Partnership issued 1,081,797 OP Units having a value of $66.6 million (based on the closing price for Common Shares of $61.57 on such date) as partial consideration for the acquisition of one rental property.
On March 31, 2010, the Operating Partnership issued 188,571 OP Units at a price of $39.15 per OP Unit for total valuation of $7.4 million as partial consideration for the acquisition of one rental property.
During the year ended December 31, 2012, the Company acquired all of its partner's interest in one consolidated partially owned land parcel for no cash consideration. In conjunction with this transaction, the Company increased paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $1.3 million and reduced Noncontrolling Interests – Partially Owned Properties by $1.3 million.
During the year ended December 31, 2011, the Company acquired all of its partners' interests in three consolidated partially owned properties consisting of 1,351 apartment units for $12.8 million. In conjunction with these transactions, the Company reduced paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $4.8 million and Noncontrolling Interests – Partially Owned Properties by $8.0 million.
During the year ended December 31, 2010, the Company acquired all of its partners' interests in two consolidated partially owned properties consisting of 432 apartment units, one consolidated partially owned development project and one consolidated partially owned land parcel for $0.7 million. One of these partially owned property buyouts was funded through the issuance of 1,129 OP Units valued at $50,000. The Company also increased its ownership in three consolidated partially owned properties through the buyout of certain equity interests which were funded through the issuance of 15,948 OP Units valued at $0.8 million and cash payments of $15.3 million. In conjunction with these transactions, the Company reduced paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $16.9 million and other liabilities by $0.2 million and increased Noncontrolling Interests – Partially Owned Properties by $0.2 million.

Real Estate	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate Disclosure [Text Block]

4.	Real Estate
The following table summarizes the carrying amounts for the Company’s investment in real estate (at cost) as of December 31, 2012 and 2011 (amounts in thousands):

	2012	2011
Land	$4,554,912	$4,367,816
Depreciable property:
Buildings and improvements	14,368,179	14,262,616
Furniture, fixtures and equipment	1,343,765	1,292,124
Projects under development:
Land	210,632	75,646
Construction-in-progress	177,118	84,544
Land held for development:
Land	294,868	299,096
Construction-in-progress	58,955	26,104
Investment in real estate	21,008,429	20,407,946
Accumulated depreciation	(4,912,221)	(4,539,583)
Investment in real estate, net	$16,096,208	$15,868,363

During the year ended December 31, 2012, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties – Consolidated	9	1,896	$906,305
Land Parcels (six)	—	—	141,240
Total	9	1,896	$1,047,545

During the year ended December 31, 2011, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties – Consolidated	21	6,198	$1,383,048
Land Parcels (seven) (1) (2)	—	—	202,313
Other (3)	—	—	11,750
Total	21	6,198	$1,597,111

(1)
Includes a vacant land parcel at 400 Park Avenue South in New York City acquired jointly by the Company and Toll Brothers (NYSE: TOL). The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet.

(2)	Includes entry into a long-term ground lease for a land parcel at 170 Amsterdam Avenue in New York City.

(3)	Represents the acquisition of a 97,000 square foot commercial building adjacent to our Harbor Steps apartment property in downtown Seattle for potential redevelopment.
During the year ended December 31, 2012, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties – Consolidated	35	9,012	$1,061,334
Total	35	9,012	$1,061,334

The Company recognized a net gain on sales of discontinued operations of approximately $548.3 million on the above sales.
During the year ended December 31, 2011, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties – Consolidated	47	14,345	$1,482,239
Land Parcel (one) (1)	—	—	22,786
Total	47	14,345	$1,505,025

(1)	Represents the sale of a land parcel, on which the Company no longer planned to develop, in suburban Washington, D.C.
The Company recognized a net gain on sales of discontinued operations of approximately $826.5 million and a net gain on sales of land parcels of approximately $4.2 million on the above sales.

Commitments to Acquire/Dispose of Real Estate	12 Months Ended
Dec. 31, 2012
Commitments to Acquire Dispose of Real Estate [Abstract]
Commitments To Acquire Dispose Of Real Estate Text Block
Commitments to Acquire/Dispose of Real Estate
The Company and AvalonBay Communities, Inc. (NYSE: AVB) entered into an agreement to acquire the assets and liabilities of Archstone Enterprise LP, of which the Company will acquire approximately 60%, which includes approximately 75 operating properties, four properties under development and several land parcels for approximately $8.9 billion.

In addition, the Company has entered into separate agreements to acquire the following (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Land Parcels (three)	—	—	$45,500
Total	—	—	$45,500

In addition to the properties that were subsequently disposed of as discussed in Note 18, the Company has entered into separate agreements to dispose of the following (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties	50	13,772	$1,983,960
Land Parcel (one)	—	—	29,000
Total	50	13,772	$2,012,960

The closings of these pending transactions are subject to certain conditions and restrictions, therefore, there can be no assurance that these transactions will be consummated or that the final terms will not differ in material respects from those summarized in the preceding paragraphs.

Investments in Partially Owned Entities	12 Months Ended
Dec. 31, 2012
Investments in Partially Owned Entities [Abstract]
Investments in Partially Owned Entities
Investments in Partially Owned Entities
The Company has co-invested in various properties with unrelated third parties which are either consolidated or accounted for under the equity method of accounting (unconsolidated). The following tables and information summarize the Company’s investments in partially owned entities as of December 31, 2012 (amounts in thousands except for project and apartment unit amounts):

	Consolidated			Unconsolidated
	Development Projects
	Held for and/or Under Development (4)	Other	Total	Institutional Joint Ventures (5)

Total projects (1)	—	19	19	—

Total apartment units (1)	—	3,475	3,475	—

Balance sheet information at 12/31/12 (at 100%):
ASSETS
Investment in real estate	$161,820	$453,235	$615,055	$171,041
Accumulated depreciation	—	(159,651)	(159,651)	—
Investment in real estate, net	161,820	293,584	455,404	171,041
Cash and cash equivalents	3,884	17,221	21,105	214
Deposits – restricted	43,609	5	43,614	—
Deferred financing costs, net	—	1,019	1,019	6
Other assets	5,839	171	6,010	22
Total assets	$215,152	$312,000	$527,152	$171,283

LIABILITIES AND EQUITY/CAPITAL
Mortgage notes payable	$—	$200,337	$200,337	$76,634
Accounts payable & accrued expenses	686	693	1,379	6,550
Accrued interest payable	—	782	782	342
Other liabilities	1,238	1,096	2,334	108
Security deposits	—	1,483	1,483	3
Total liabilities	1,924	204,391	206,315	83,637

Noncontrolling Interests – Partially Owned Properties	85,006	(7,318)	77,688	70,428
Company equity/General and Limited Partners' Capital	128,222	114,927	243,149	17,218
Total equity/capital	213,228	107,609	320,837	87,646
Total liabilities and equity/capital	$215,152	$312,000	$527,152	$171,283

Debt – Secured (2):
Company/Operating Partnership Ownership (3)	$—	$159,068	$159,068	$15,327
Noncontrolling Ownership	—	41,269	41,269	61,307
Total (at 100%)	$—	$200,337	$200,337	$76,634

	Consolidated			Unconsolidated
	Development Projects
	Held for and/or Under Development (4)	Other	Total	Institutional Joint Ventures (5)
Operating information for the year ended 12/31/12 (at 100%):
Operating revenue	$—	$62,405	$62,405	$7
Operating expenses	170	19,480	19,650	244
Net operating (loss) income	(170)	42,925	42,755	(237)
Depreciation	—	15,346	15,346	—
General and administrative/other	213	157	370	—
Operating (loss) income	(383)	27,422	27,039	(237)
Interest and other income	2	100	102	—
Other expenses	(264)	—	(264)	—
Interest:
Expense incurred, net	—	(9,386)	(9,386)	—
Amortization of deferred financing costs	—	(160)	(160)	—
(Loss) income before income and other taxes and net gain on sales of discontinued operations	(645)	17,976	17,331	(237)
Income and other tax (expense) benefit	(25)	(75)	(100)	—
Net gain on sales of discontinued operations	15	—	15	—
Net (loss) income	$(655)	$17,901	$17,246	$(237)

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.

(2)	All debt is non-recourse to the Company.

(3)	Represents the Company’s/Operating Partnership's current equity ownership interest.

(4)	Includes 400 Park Avenue South in New York City which the Company is jointly developing with Toll Brothers.

(5)
These development projects (Nexus Sawgrass and Domain) are owned 20% by the Company and 80% by an institutional partner in two separate unconsolidated joint ventures. Total project costs are approximately $232.8 million and construction will be predominantly funded with two separate long-term, non-recourse secured loans from the partner. The Company is responsible for constructing the projects and has given certain construction cost overrun guarantees but currently has no further funding obligations. Nexus Sawgrass has a maximum debt commitment of $48.7 million and a current unconsolidated outstanding balance of $29.8 million; the loan bears interest at 5.60% and matures January 1, 2021. Domain has a maximum debt commitment of $98.6 million and a current unconsolidated outstanding balance of $46.9 million; the loan bears interest at 5.75% and matures January 1, 2022.

During the year ended December 31, 2012, the Company and its joint venture partner sold two consolidated partially owned properties consisting of 441 apartment units and recognized a net gain on the sales of approximately $21.3 million.

The Company is the controlling partner in various consolidated partnership properties and development properties having a noncontrolling interest book value of $77.7 million at December 31, 2012. The Company has identified one development partnership, consisting of a land parcel with a book value of $5.0 million, as a VIE. The Company does not have any unconsolidated VIEs.

In December 2011, the Company and Toll Brothers (NYSE: TOL) jointly acquired a vacant land parcel at 400 Park Avenue South in New York City. The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. The Company is the managing member and Toll Brothers does not have substantive kick-out or participating rights. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet (not a VIE). Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet. The acquisition was financed through contributions by the Company and Toll Brothers of approximately $102.5 million and $75.7 million, respectively, which included the land purchase noted above, restricted deposits and taxes and fees. As of December 31, 2012, the Company's and Toll Brothers' consolidated contributions to the joint venture were approximately $203.5 million, of which Toll Brothers' noncontrolling interest balance totaled $84.0 million.

The Company admitted an 80% institutional partner to two separate entities/transactions (one in December 2010 and the other in August 2011), each owning a developable land parcel, in exchange for $40.1 million in cash and retained a 20% equity interest in both of these entities. These land parcels are now unconsolidated. Total project costs are approximately $232.8 million and construction will be predominantly funded with two separate long-term, non-recourse secured loans from the partner. While the Company is the managing member of both of the joint ventures, is responsible for constructing both of the projects and has given certain construction cost overrun guarantees, all major decisions are made jointly, the large majority of funding is provided by the partner and the partner has significant involvement in and oversight of the ongoing projects, neither of which is a VIE. The Company currently has no further funding obligations related to these projects.

Deposits - Restricted	12 Months Ended
Dec. 31, 2012
Deposits - Restricted [Abstract]
Restricted Cash And Cash Equivalents Disclosure [Text Block]

7.	Deposits – Restricted
The following table presents the Company’s restricted deposits as of December 31, 2012 and 2011 (amounts in thousands):

	December 31, 2012	December 31, 2011
Tax – deferred (1031) exchange proceeds	$152,182	$53,668
Earnest money on pending acquisitions	5,613	7,882
Restricted deposits on debt	—	2,370
Restricted deposits on real estate investments	44,209	43,970
Resident security and utility deposits	44,199	40,403
Other	4,239	3,944
Totals	$250,442	$152,237

Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt Disclosure [Text Block]
Debt
EQR does not have any indebtedness as all debt is incurred by the Operating Partnership. EQR guaranteed the Operating Partnership's $500.0 million unsecured senior term loan, which was repaid at maturity on October 5, 2012, and also guarantees the Operating Partnership's revolving credit facility up to the maximum amount and for the full term of the facility.

Mortgage Notes Payable
As of December 31, 2012, the Company had outstanding mortgage debt of approximately $3.9 billion.
During the year ended December 31, 2012, the Company:

▪	Repaid $364.3 million of mortgage loans;

▪	Obtained $26.5 million of new mortgage loan proceeds; and

▪	Assumed $137.6 million of mortgage debt on two acquired properties.
The Company recorded approximately $0.3 million and $1.6 million of prepayment penalties and write-offs of unamortized deferred financing costs, respectively, during the year ended December 31, 2012 as additional interest expense related to debt extinguishment of mortgages.
As of December 31, 2012, the Company had $362.2 million of secured debt subject to third party credit enhancement.
As of December 31, 2012, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through June 15, 2051. At December 31, 2012, the interest rate range on the Company’s mortgage debt was 0.11% to 11.25%. During the year ended December 31, 2012, the weighted average interest rate on the Company’s mortgage debt was 4.96%.
The historical cost, net of accumulated depreciation, of encumbered properties was $4.4 billion and $4.9 billion at December 31, 2012 and 2011, respectively.
As of December 31, 2011, the Company had outstanding mortgage debt of approximately $4.1 billion.

During the year ended December 31, 2011, the Company:

▪	Repaid $991.7 million of mortgage loans;

▪	Obtained $190.9 million of new mortgage loan proceeds; and

▪	Assumed $158.2 million of mortgage debt on five acquired properties.
The Company recorded approximately $4.4 million of write-offs of unamortized deferred financing costs during the year ended December 31, 2011 as additional interest expense related to debt extinguishment of mortgages.
As of December 31, 2011, the Company had $455.6 million of secured debt subject to third party credit enhancement.
As of December 31, 2011, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2011, the interest rate range on the Company’s mortgage debt was 0.05% to 11.25%. During the year ended December 31, 2011, the weighted average interest rate on the Company’s mortgage debt was 4.84%.

Notes
The following tables summarize the Company’s unsecured note balances and certain interest rate and maturity date information as of and for the years ended December 31, 2012 and 2011, respectively:

December 31, 2012 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,329,352	4.625% - 7.57%	5.70%	2013 - 2026
Floating Rate Public/Private Notes (1)	301,523	(1)	1.83%	2013
Totals	$4,630,875

December 31, 2011 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,803,191	4.625% - 7.57%	5.84%	2012 - 2026
Floating Rate Public/Private Notes (1)	806,383	(1)	1.67%	2012 - 2013
Totals	$5,609,574

(1)	At December 31, 2012 and 2011, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.
The Company’s unsecured public debt contains certain financial and operating covenants including, among other things, maintenance of certain financial ratios. The Company was in compliance with its unsecured public debt covenants for both the years ended December 31, 2012 and 2011.

An unlimited amount of equity and debt securities remains available for issuance by EQR and ERPOP under a universal shelf registration statement that became automatically effective upon filing with the SEC in October 2010 and expires on October 15, 2013. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds of all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis) or preference units (on a one-for-one preferred share per preference unit basis).
During the year ended December 31, 2012, the Company:

▪	Repaid $253.9 million of 6.625% unsecured notes at maturity;

▪	Repaid $222.1 million of 5.500% unsecured notes at maturity;

▪	Repaid its $500.0 million term loan facility at maturity; and

▪
Entered into a new senior unsecured $500.0 million delayed draw term loan facility that could have been drawn anytime on or before July 4, 2012. The Company elected not to draw on this facility and subject to the terms of the agreement, the facility expired undrawn. The Company recorded approximately $1.0 million of write-offs of unamortized deferred financing costs at termination.

During the year ended December 31, 2011, the Company:

▪	Repaid $93.1 million of 6.95% unsecured notes at maturity;

▪	Exercised the second of its two one-year extension options for its $500.0 million term loan facility resulting in a maturity date of October 5, 2012;

▪	Redeemed $482.5 million of its 3.85% unsecured notes with a final maturity of 2026 at par and no premium was paid; and

▪
Issued $1.0 billion of ten-year 4.625% fixed rate public notes in a public offering, receiving net proceeds of $996.2 million before underwriting fees and other expenses. The notes are at an all-in effective interest rate of approximately 6.2% after termination of various forward starting swaps in conjunction with the issuance (see Note 9 for further discussion).

On November 26, 2012, the Company obtained a commitment for a senior unsecured bridge loan facility in an aggregate principal amount not to exceed $2.5 billion to finance the acquisition of 60% of the assets and liabilities of Archstone Enterprise LP ("Archstone"), a privately-held owner, operator and developer of multifamily apartment properties (see Note 18 for further discussion). The Company incurred fees totaling $16.3 million to structure this facility, of which $8.4 million was written off in 2012 in conjunction with additional capital raising activities which curtailed amounts available on this facility. See Note 18 for discussion on the cancellation of this facility.
In December 2011, the Company obtained a commitment for a senior unsecured bridge loan facility in an aggregate principal amount not to exceed $1.0 billion to finance the potential acquisition of an ownership interest in Archstone. The Company paid fees of $2.6 million to structure this facility, which were recorded as deferred financing costs and amortized in 2011. On January 6, 2012, the Company terminated this $1.0 billion bridge loan facility in connection with an amendment to the Company's revolving credit facility (see below for further discussion) and the execution of the $500.0 million delayed draw term loan facility discussed above.
On October 11, 2007, the Company closed on a $500.0 million senior unsecured term loan. Effective April 5, 2011, the Company exercised the second of its two one-year extension options, resulting in a maturity date of October 5, 2012. The Company paid off this term loan at maturity. The loan bore interest at variable rates based upon LIBOR plus a spread (0.50%) dependent upon the credit rating on the Company’s long-term senior unsecured debt.

On August 23, 2006, the Company issued $650.0 million of exchangeable notes that were to mature on August 15, 2026. The notes bore interest at a fixed rate of 3.85%. The notes were exchangeable into Common Shares, at the option of the holders, under specific circumstances or on or after August 15, 2025, at an exchange rate of 16.3934 shares per $1,000 principal amount of notes (equivalent to an exchange price of $61.00 per share). On August 18, 2011 (the "Redemption Date"), the Operating Partnership redeemed all of the outstanding notes for $482.5 million in cash, which was equal to 100% of the principal amount of such notes, plus accrued and unpaid interest up to but excluding the Redemption Date. See Note 2 for more information on the change in the recognition of interest expense for these notes.

Lines of Credit

In July 2011, the Company replaced its then existing unsecured revolving credit facility with a new $1.25 billion unsecured revolving credit facility maturing on July 13, 2014, subject to a one-year extension option exercisable by the Company. The Company had the ability to increase available borrowings by an additional $500.0 million by adding additional banks to the facility or obtaining the agreement of existing banks to increase their commitments. On January 6, 2012, the Company amended this credit facility to increase available borrowings by an additional $500.0 million to $1.75 billion with all other terms, including the July 13, 2014 maturity date, remaining the same. The interest rate on advances under the credit facility was generally LIBOR plus a spread (1.15%) and the Company paid an annual facility fee of 0.2%. Both the spread and the facility fee were dependent on the credit rating of the Company's long-term debt. See Note 18 for discussion on the Company's replacement of this unsecured revolving credit facility. The facility had replaced the Company's previous $1.425 billion facility which was scheduled to mature in February 2012. The Company wrote-off $0.2 million in unamortized deferred financing costs related to the old facility.

As of December 31, 2012, the amount available on the credit facility was $1.72 billion (net of $30.2 million which was restricted/dedicated to support letters of credit) and there was no amount outstanding. See Note 18 for amounts available on the Company's replacement facility. During the year ended December 31, 2012, the weighted average interest rate was 1.35%. As of December 31, 2011, the amount available on the credit facility was $1.22 billion (net of $31.8 million which was restricted/dedicated to support letters of credit) and there was no amount outstanding. During the year ended December 31, 2011, the weighted average interest rate was 1.42%.

Other

The following table provides a summary of the aggregate payments of principal on all debt for each of the next five years and thereafter (amounts in thousands):

Year	Total (1)
2013	$526,310
2014	586,323
2015	417,812
2016	1,190,538
2017	1,446,576
Thereafter	4,341,101
Net Unamortized Premium	20,584
Total	$8,529,244

(1)	Premiums and discounts are amortized over the life of the debt.

Derivative and Other Fair Value Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Derivatives and Fair Value [Text Block]
Derivative and Other Fair Value Instruments
The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately $3.9 billion and $4.6 billion, respectively, at December 31, 2012. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately $4.3 billion (Level 2) and $5.2 billion (Level 2), respectively, at December 31, 2012. The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately $4.1 billion and $5.6 billion, respectively, at December 31, 2011. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately $4.3 billion (Level 2) and $6.0 billion (Level 2), respectively, at December 31, 2011. The fair values of the Company’s financial instruments (other than mortgage notes payable, unsecured notes, derivative instruments and investment securities), including cash and cash equivalents and other financial instruments, approximate their carrying or contract values.
In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments. The Company may also use derivatives to manage its exposure to foreign exchange rates (should the Archstone transaction close) or manage commodity prices in the daily operations of the business.
The following table summarizes the Company’s consolidated derivative instruments at December 31, 2012 (dollar amounts are in thousands):

	Fair Value Hedges (1)	Forward Starting Swaps (2)
Current Notional Balance	$300,000	$200,000
Lowest Possible Notional	$300,000	$200,000
Highest Possible Notional	$300,000	$200,000
Lowest Interest Rate	2.009%	3.478%
Highest Interest Rate	2.637%	4.695%
Earliest Maturity Date	2013	2023
Latest Maturity Date	2013	2023

(1)	Fair Value Hedges – Converts outstanding fixed rate debt to a floating interest rate.

(2)
Forward Starting Swaps – Designed to partially fix the interest rate in advance of a planned future debt issuance. These swaps have mandatory counterparty terminations in 2014, and are targeted to 2013 issuances.

In June 2011, the Company's remaining development cash flow hedge matured.
A three-level valuation hierarchy exists for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company’s derivative positions are valued using models developed by the respective counterparty as well as models developed internally by the Company that use as their basis readily observable market parameters (such as forward yield curves and credit default swap data). Employee holdings other than Common Shares within the supplemental executive retirement plan (the “SERP”) are valued using quoted market prices for identical assets and are included in other assets and other liabilities on the consolidated balance sheet. The Company’s investment securities are valued using quoted market prices or readily available market interest rate data. Redeemable Noncontrolling Interests – Operating Partnership/Redeemable Limited Partners are valued using the quoted market price of Common Shares. The fair values disclosed for mortgage notes payable and unsecured notes were calculated using indicative rates provided by lenders of similar loans in the case of mortgage notes payable and the private unsecured notes and quoted market prices for each underlying issuance in the case of the public unsecured notes.
The following tables provide a summary of the fair value measurements for each major category of assets and liabilities measured at fair value on a recurring basis and the location within the accompanying Consolidated Balance Sheets at December 31, 2012 and 2011, respectively (amounts in thousands):

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in
			Active Markets for	Significant Other	Significant
	Balance Sheet		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	Location	12/31/2012	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other Assets	$1,524	$—	$1,524	$—
Supplemental Executive Retirement Plan	Other Assets	70,655	70,655	—	—
Available-for-Sale Investment Securities	Other Assets	2,214	2,214	—	—
Total		$74,393	$72,869	$1,524	$—

Liabilities
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps	Other Liabilities	$44,050	$—	$44,050	$—
Supplemental Executive Retirement Plan	Other Liabilities	70,655	70,655	—	—
Total		$114,705	$70,655	$44,050	$—

Redeemable Noncontrolling Interests –
Operating Partnership/Redeemable
Limited Partners	Mezzanine	$398,372	$—	$398,372	$—

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in
			Active Markets for	Significant Other	Significant
	Balance Sheet		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	Location	12/31/2011	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other Assets	$8,972	$—	$8,972	$—
Supplemental Executive Retirement Plan	Other Assets	71,426	71,426	—	—
Available-for-Sale Investment Securities	Other Assets	1,550	1,550	—	—
Total		$81,948	$72,976	$8,972	$—

Liabilities
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps	Other Liabilities	$32,278	$—	$32,278	$—
Supplemental Executive Retirement Plan	Other Liabilities	71,426	71,426	—	—
Total		$103,704	$71,426	$32,278	$—

Redeemable Noncontrolling Interests –
Operating Partnership/Redeemable
Limited Partners	Mezzanine	$416,404	$—	$416,404	$—

The following tables provide a summary of the effect of fair value hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010, respectively (amounts in thousands):

December 31, 2012	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
Type of Fair Value Hedge			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(7,448)	Fixed rate debt	Interest expense	$7,448
Total		$(7,448)			$7,448

December 31, 2011	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
Type of Fair Value Hedge			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(3,549)	Fixed rate debt	Interest expense	$3,549
Total		$(3,549)			$3,549

December 31, 2010	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
Type of Fair Value Hedge			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$7,335	Fixed rate debt	Interest expense	$(7,335)
Total		$7,335			$(7,335)

The following tables provide a summary of the effect of cash flow hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010, respectively (amounts in thousands):

	Effective Portion			Ineffective Portion
December 31, 2012	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Type of Cash Flow Hedge
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(11,772)	Interest expense	$(14,678)	N/A	$—
Total	$(11,772)		$(14,678)		$—

	Effective Portion			Ineffective Portion
December 31, 2011	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Type of Cash Flow Hedge
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(145,090)	Interest expense	$(4,343)	Interest expense	$(170)
Development Interest Rate Swaps/Caps	1,322	Interest expense	—	N/A	—
Total	$(143,768)		$(4,343)		$(170)

	Effective Portion			Ineffective Portion
December 31, 2010	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Type of Cash Flow Hedge
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(68,149)	Interest expense	$(3,338)	N/A	$—
Development Interest Rate Swaps/Caps	2,255	Interest expense	—	N/A	—
Total	$(65,894)		$(3,338)		$—

As of December 31, 2012 and 2011, there were approximately $194.7 million and $197.6 million in deferred losses, net, included in accumulated other comprehensive (loss), respectively, related to derivative instruments. Based on the estimated fair values of the net derivative instruments at December 31, 2012, the Company may recognize an estimated $18.9 million of accumulated other comprehensive (loss) as additional interest expense during the year ending December 31, 2013.
In December 2011, the Company paid approximately $153.2 million to settle various forward starting swaps in conjunction with the issuance of $1.0 billion of ten-year fixed rate public notes. The ineffective portion of $0.2 million and accrued interest of $5.9 million were recorded as interest expense. The remaining amount of $147.1 million will be deferred as a component of accumulated other comprehensive (loss) and is recognized as an increase to interest expense over the approximate term of the notes.
In July 2010, the Company paid approximately $10.0 million to settle a forward starting swap in conjunction with the issuance of $600.0 million of ten-year fixed rate public notes. The entire amount was deferred as a component of accumulated other comprehensive (loss) and is being recognized as an increase to interest expense over the term of the notes.

The following tables set forth the maturity, amortized cost, gross unrealized gains and losses, book/fair value and interest and other income of the various investment securities held as of December 31, 2012 and 2011, respectively (amounts in thousands):

		Other Assets
December 31, 2012	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Security
Available-for-Sale Investment Securities	N/A	$675	$1,539	$—	$2,214	$—
Total		$675	$1,539	$—	$2,214	$—

		Other Assets
December 31, 2011 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Security
Available-for-Sale Investment Securities	N/A	$675	$875	$—	$1,550	$—
Total		$675	$875	$—	$1,550	$—

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share And Earnings Per Unit [Text Block]
Earnings Per Share and Earnings Per Unit

Equity Residential
The following tables set forth the computation of net income per share – basic and net income per share – diluted for the Company (amounts in thousands except per share amounts):

	Year Ended December 31,
	2012	2011	2010
Numerator for net income per share – basic:
Income (loss) from continuing operations	$211,055	$(24,826)	$(164,135)
Allocation to Noncontrolling Interests – Operating Partnership, net	(8,685)	1,749	8,250
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(844)	(832)	726
Preferred distributions	(10,355)	(13,865)	(14,368)
Premium on redemption of Preferred Shares	(5,152)	—	—
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	186,019	(37,774)	(169,527)
Discontinued operations, net of Noncontrolling Interests	640,193	917,494	438,769
Numerator for net income per share – basic	$826,212	$879,720	$269,242
Numerator for net income per share – diluted (1):
Income from continuing operations	$211,055
Net (income) attributable to Noncontrolling Interests – Partially Owned Properties	(844)
Preferred distributions	(10,355)
Premium on redemption of Preferred Shares	(5,152)
Income from continuing operations available to Common Shares	194,704
Discontinued operations, net	670,149
Numerator for net income per share – diluted (1)	$864,853	$879,720	$269,242
Denominator for net income per share – basic and diluted (1):
Denominator for net income per share – basic	302,701	294,856	282,888
Effect of dilutive securities:
OP Units	13,853
Long-term compensation shares/units	3,212
Denominator for net income per share – diluted (1)	319,766	294,856	282,888
Net income per share – basic	$2.73	$2.98	$0.95
Net income per share – diluted	$2.70	$2.98	$0.95
Net income per share – basic:
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$0.614	$(0.128)	$(0.599)
Discontinued operations, net of Noncontrolling Interests	2.115	3.112	1.551
Net income per share – basic	$2.729	$2.984	$0.952
Net income per share – diluted (1):
Income (loss) from continuing operations available to Common Shares	$0.609	$(0.128)	$(0.599)
Discontinued operations, net	2.096	3.112	1.551
Net income per share – diluted	$2.705	$2.984	$0.952
Distributions declared per Common Share outstanding	$1.78	$1.58	$1.47

(1)
Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2011 and 2010.

Convertible preferred shares/units that could be converted into 0, 0 and 325,103 weighted average Common Shares for the years ended December 31, 2012, 2011 and 2010, respectively, were outstanding but were not included in the computation of diluted earnings per share because the effects would be anti-dilutive. In addition, the effect of the Common Shares that could ultimately be issued upon the conversion/exchange of the Company’s $650.0 million exchangeable senior notes ($482.5 million outstanding were redeemed on August 18, 2011) was not included in the computation of diluted earnings per share because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 12.

ERP Operating Limited Partnership
The following tables set forth the computation of net income per Unit – basic and net income per Unit – diluted for the Operating Partnership (amounts in thousands except per Unit amounts):

	Year Ended December 31,
	2012	2011	2010
Numerator for net income per Unit – basic and diluted (1):
Income (loss) from continuing operations	$211,055	$(24,826)	$(164,135)
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(844)	(832)	726
Allocation to Preference Units	(10,355)	(13,865)	(14,368)
Allocation to premium on redemption of Preference Units	(5,152)	—	—
Income (loss) from continuing operations available to Units	194,704	(39,523)	(177,777)
Discontinued operations, net	670,149	960,023	460,118
Numerator for net income per Unit – basic and diluted (1)	$864,853	$920,500	$282,341
Denominator for net income per Unit – basic and diluted (1):
Denominator for net income per Unit – basic	316,554	308,062	296,527
Effect of dilutive securities:
Dilution for Units issuable upon assumed exercise/vesting of the Company's long-term compensation shares/units	3,212
Denominator for net income per Unit – diluted (1)	319,766	308,062	296,527
Net income per Unit – basic	$2.73	$2.98	$0.95
Net income per Unit – diluted	$2.70	$2.98	$0.95
Net income per Unit – basic:
Income (loss) from continuing operations available to Units	$0.614	$(0.128)	$(0.599)
Discontinued operations, net	2.115	3.112	1.551
Net income per Unit – basic	$2.729	$2.984	$0.952
Net income per Unit – diluted (1):
Income (loss) from continuing operations available to Units	$0.609	$(0.128)	$(0.599)
Discontinued operations, net	2.096	3.112	1.551
Net income per Unit – diluted	$2.705	$2.984	$0.952
Distributions declared per Unit outstanding	$1.78	$1.58	$1.47

(1)
Potential Units issuable from the assumed exercise/vesting of the Company's long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per Unit calculation as the Operating Partnership had a loss from continuing operations for the years ended December 31, 2011 and 2010.

Convertible preference interests/units that could be converted into 0, 0, and 325,103 weighted average Common Shares (which would be contributed to the Operating Partnership in exchange for OP Units) for the years ended December 31, 2012, 2011 and 2010, respectively, were outstanding but were not included in the computation of diluted earnings per Unit because the effects would be anti-dilutive. In addition, the effect of the Common Shares/OP Units that could ultimately be issued upon the conversion/exchange of the Company's $650.0 million exchangeable senior notes ($482.5 million outstanding were redeemed on August 18, 2011) was not included in the computation of diluted earnings per Unit because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 12.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Discontinued Operations
Discontinued Operations

The Company has presented separately as discontinued operations in all periods the results of operations for all consolidated assets disposed of and all properties held for sale, if any. Results are reflective of dispositions through March 31, 2013.

The components of discontinued operations are outlined below and include the results of operations for the respective periods that the Company owned such assets during each of the years ended December 31, 2012, 2011 and 2010 (amounts in thousands).

	Year Ended December 31,
	2012	2011	2010
REVENUES
Rental income	$313,452	$431,951	$606,932
Total revenues	313,452	431,951	606,932

EXPENSES (1)
Property and maintenance	69,783	127,276	193,550
Real estate taxes and insurance	27,956	37,745	62,396
Property management	211	266	230
Depreciation	91,108	124,265	167,887
General and administrative	87	55	42
Total expenses	189,145	289,607	424,105

Discontinued operating income	124,307	142,344	182,827

Interest and other income	156	196	1,490
Other expenses	(161)	(348)	(331)
Interest (2):
Expense incurred, net	(2,284)	(7,686)	(20,763)
Amortization of deferred financing costs	(115)	(1,195)	(953)
Income and other tax (expense) benefit	(32)	223	(108)

Discontinued operations	121,871	133,534	162,162
Net gain on sales of discontinued operations	548,278	826,489	297,956

Discontinued operations, net	$670,149	$960,023	$460,118

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.
For the properties sold during 2012 and the first three months of 2013, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2011 were $2.0 billion and $147.6 million, respectively. For the properties sold during the first three months of 2013, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2012 were $1.4 billion and $8.4 million, respectively.

Share Incentive Plans	12 Months Ended
Dec. 31, 2012
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share Incentive Plans
Share Incentive Plans

Any Common Shares issued pursuant to EQR's incentive equity compensation and employee share purchase plans will result in ERPOP issuing OP Units to EQR on a one-for-one basis with ERPOP receiving the net cash proceeds of such issuances.
On June 16, 2011, the shareholders of EQR approved the Company's 2011 Plan. The 2011 Plan reserved 12,980,741 Common Shares for issuance. In conjunction with the approval of the 2011 Plan, no further awards may be granted under the 2002 Share Incentive Plan. The 2011 Plan expires on June 16, 2021. As of December 31, 2012, 11,097,881 shares were available for future issuance.
Pursuant to the 2011 Plan, the 2002 Share Incentive Plan, as restated, and the Amended and Restated 1993 Share Option and Share Award Plan, as amended (collectively the “Share Incentive Plans”), officers, trustees and key employees of the Company may be granted share options to acquire Common Shares (“Options”) including non-qualified share options (“NQSOs”), incentive share options (“ISOs”) and share appreciation rights (“SARs”), or may be granted restricted or non-restricted shares (including performance-based awards), subject to conditions and restrictions as described in the Share Incentive Plans. Options, SARs, restricted shares, performance shares and LTIP Units (see discussion below) are sometimes collectively referred to herein as “Awards”.
The Options are generally granted at the fair market value of the Company’s Common Shares at the date of grant, vest in three equal installments over a three-year period, are exercisable upon vesting and expire ten years from the date of grant. The exercise price for all Options under the Share Incentive Plans is equal to the fair market value of the underlying Common Shares at the time the Option is granted. Options exercised result in new Common Shares being issued on the open market. The 2002 Share Incentive Plan and the Amended and Restated 1993 Share Option and Share Award Plan, as amended, will terminate at such time as all outstanding Awards have expired or have been exercised/vested. The Board of Trustees may at any time amend or terminate the Share Incentive Plans, but termination will not affect Awards previously granted. Any Options which had vested prior to such a termination would remain exercisable by the holder.
Restricted shares that have been awarded through December 31, 2012 generally vest three years from the award date. In addition, the Company’s unvested restricted shareholders have the same voting rights as any other Common Share holder. During the three-year period of restriction, the Company’s unvested restricted shareholders receive quarterly dividend payments on their shares at the same rate and on the same date as any other Common Share holder. As a result, dividends paid on unvested restricted shares are included as a component of retained earnings (included in general partner's capital in the Operating Partnership's financial statements) and have not been considered in reducing net income available to Common Shares/Units in a manner similar to the Company’s preferred share/preference unit dividends for the earnings per share/Unit calculation. If employment is terminated prior to the lapsing of the restriction, the shares are generally canceled.
In December 2008, the Company’s then existing 2002 Share Incentive Plan was amended to allow for the issuance of long-term incentive plan units (“LTIP Units”) to officers of the Company as an alternative to the Company’s restricted shares. The 2011 Plan also allows for the issuance of LTIP Units. LTIP Units are a class of partnership interests that under certain conditions, including vesting, are convertible by the holder into an equal number of OP Units, which are redeemable by the holder for Common Shares on a one-for-one basis or the cash value of such shares at the option of the Company. In connection with the grant of long-term incentive compensation for services provided during a year, officers of the Company are allowed to choose, on a one-for-one basis, between restricted shares and LTIP Units. In January 2011, certain holders of restricted shares converted these shares into LTIP Units. Similar to restricted shares, LTIP Units generally vest three years from the award date. In addition, LTIP Unit holders receive quarterly dividend payments on their LTIP Units at the same rate and on the same date as any other OP Unit holder. As a result, dividends paid on LTIP Units are included as a component of Noncontrolling Interests – Operating Partnership/Limited Partners' capital and have not been considered in reducing net income available to Common Shares/Units in a manner similar to the Company’s preferred share/preference unit dividends for the earnings per share/Unit calculation. If employment is terminated prior to vesting, the LTIP Units are generally canceled. An LTIP Unit will automatically convert to an OP Unit when the capital account of each LTIP Unit increases (“books-up”) to a specified target. If the capital target is not attained within ten years following the date of issuance, the LTIP Unit will automatically be canceled and no compensation will be payable to the holder of such canceled LTIP Unit.
All Trustees, with the exception of the Company's non-executive Chairman and employee Trustees, are granted options and restricted shares that vest one-year from the grant date that corresponds to the term for which he or she has been elected to serve. The non-executive Chairman's grants vest over the same term or period as all other employees.
The Company's Share Incentive Plans provide for certain benefits upon retirement. For employees hired prior to January 1, 2009, retirement generally means the termination of employment (other than for cause): (i) on or after age 62; or (ii) prior to age 62 after meeting the requirements of the Rule of 70 (described below). For employees hired after January 1, 2009, retirement generally means the termination of employment (other than for cause) after meeting the requirements of the Rule of 70. For Trustees, retirement generally means termination of service on the Board (other than for cause) on or after age 72.
The Rule of 70 is met when an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years. In addition, the employee must give the Company at least 6 months’ advance written notice of his or her intention to retire and sign a release upon termination of employment, releasing the Company from customary claims and agreeing to ongoing non-competition and employee non-solicitation provisions.
Under the Company's definitions of retirement, several of its executive officers, including its Chief Executive Officer, are retirement eligible. The Company's non-executive Chairman is retirement eligible in 2013.
For employees hired prior to January 1, 2009 who retire at or after age 62 or for Trustees who retire at or after age 72, such employee’s or Trustee's unvested restricted shares, LTIP Units and share options would immediately vest, and share options would continue to be exercisable for the balance of the applicable ten-year option period, as is provided under the Share Incentive Plans. For all other employees (those hired after January 1, 2009 and those hired before such date who choose to retire prior to age 62), upon such retirement under the Rule of 70 definition of retirement of employees, such employee’s unvested restricted shares, LTIP Units and share options would continue to vest per the original vesting schedule (subject to immediate vesting upon the occurrence of a subsequent change in control of the Company or the employee’s death), and options would continue to be exercisable for the balance of the applicable ten-year option period, subject to the employee’s compliance with the non-competition and employee non-solicitation provisions. If an employee violates these provisions after such retirement, all unvested restricted shares, unvested LTIP Units and unvested and vested share options at the time of the violation would be void, unless otherwise determined by the Compensation Committee of the Board of Trustees.
The following tables summarize compensation information regarding the restricted shares, LTIP Units, share options and Employee Share Purchase Plan (“ESPP”) for the three years ended December 31, 2012, 2011 and 2010 (amounts in thousands):

	Year Ended December 31, 2012
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,014	$922	$8,936	$949
LTIP Units	5,004	303	5,307	234
Share options	10,970	782	11,752	—
ESPP discount	844	121	965	—
Total	$24,832	$2,128	$26,960	$1,183

	Year Ended December 31, 2011
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,041	$1,061	$9,102	$1,121
LTIP Units	3,344	297	3,641	199
Share options	8,711	834	9,545	—
ESPP discount	1,081	113	1,194	—
Total	$21,177	$2,305	$23,482	$1,320

	Year Ended December 31, 2010
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—
Total	$18,875	$2,141	$21,016	$1,472

Compensation expense is generally recognized for Awards as follows:

•	Restricted shares, LTIP Units and share options – Straight-line method over the vesting period of the options or shares regardless of cliff or ratable vesting distinctions.

•	ESPP discount – Immediately upon the purchase of common shares each quarter.
The Company accelerates the recognition of compensation expense for all Awards for those individuals approaching or meeting the retirement age criteria discussed above. The total compensation expense related to Awards not yet vested at December 31, 2012 is $18.6 million, (excluding the accelerated expenses for individuals approaching or meeting the retirement age criteria discussed above) which is expected to be recognized over a weighted average term of 2.12 years.
See Note 2 for additional information regarding the Company’s share-based compensation.
The table below summarizes the Award activity of the Share Incentive Plans for the three years ended December 31, 2012, 2011 and 2010:

	Common Shares Subject to Options	Weighted Average Exercise Price per Option	Restricted Shares	Weighted Average Fair Value per Restricted Share	LTIP Units	Weighted Average Fair Value per LTIP Unit
Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—
Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62
Awards granted (1)	1,491,311	$53.70	170,588	$53.99	223,452	$46.64
Awards exercised/vested (2) (3) (4)	(2,945,950)	$32.27	(258,068)	$38.32	(101,988)	$38.57
Awards forfeited	(41,559)	$35.14	(126,960)	$37.19	(1,352)	$27.79
Awards expired	(16,270)	$44.13	—	—	—	—
Balance at December 31, 2011	8,594,020	$36.81	697,510	$34.17	367,620	$34.80
Awards granted (1)	1,164,484	$60.22	140,980	$60.20	70,235	$57.24
Awards exercised/vested (2) (3) (4)	(1,608,425)	$30.87	(300,809)	$23.79	(152,821)	$21.11
Awards forfeited	(23,795)	$51.55	(12,728)	$46.25	—	—
Awards expired	(11,029)	$35.53	—	—	—	—
Balance at December 31, 2012	8,115,255	$41.31	524,953	$46.81	285,034	$48.41

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2012, 2011 and 2010 was $8.55 per share, $8.18 per share and $6.18 per share, respectively.

(2)
The aggregate intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $46.7 million, $74.8 million and $39.6 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2012, 2011 and 2010 was $18.0 million, $14.0 million and $9.1 million, respectively.

(4)	The fair value of LTIP Units vested during the year ended December 31, 2012 and 2011 was $9.1 million and $5.5 million, respectively.
The following table summarizes information regarding options outstanding and exercisable at December 31, 2012:

	Options Outstanding (1)			Options Exercisable (2)
Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$18.70 to $24.93	1,516,051	5.20	$23.14	1,516,051	$23.14
$24.94 to $31.16	408,342	1.07	$29.21	408,342	$29.21
$31.17 to $37.39	1,559,825	5.50	$32.59	1,128,606	$32.45
$37.40 to $43.62	1,389,121	4.20	$40.46	1,389,121	$40.46
$43.63 to $49.86	61,187	7.55	$48.41	3,992	$45.33
$49.87 to $56.09	1,983,188	7.07	$53.52	891,250	$53.58
$56.10 to $62.32	1,197,541	9.08	$60.18	48,545	$59.33
$18.70 to $62.32	8,115,255	5.92	$41.31	5,385,907	$35.40
Vested and expected to vest as of December 31, 2012	7,801,412	5.82	$40.66

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2012 is $128.4 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2012 is $114.7 million and 4.6 years, respectively.
Note: The aggregate intrinsic values in Notes (1) and (2) above were both calculated as the excess, if any, between the Company’s closing share price of $56.67 per share on December 31, 2012 and the strike price of the underlying awards.
As of December 31, 2011 and 2010, 5,415,550 Options (with a weighted average exercise price of $34.64) and 6,786,651 Options (with a weighted average exercise price of $34.89) were exercisable, respectively.

Employee Plans	12 Months Ended
Dec. 31, 2012
Employee Plans [Abstract]
Employee Plans
Employee Plans
The Company established an Employee Share Purchase Plan to provide each employee and trustee the ability to annually acquire up to $100,000 of Common Shares of EQR. In 2003, EQR's shareholders approved an increase in the aggregate number of Common Shares available under the ESPP to 7,000,000 (from 2,000,000). The Company has 3,180,809 Common Shares available for purchase under the ESPP at December 31, 2012. The Common Shares may be purchased quarterly at a price equal to 85% of the lesser of: (a) the closing price for a share on the last day of such quarter; and (b) the greater of: (i) the closing price for a share on the first day of such quarter, and (ii) the average closing price for a share for all the business days in the quarter. The following table summarizes information regarding the Common Shares issued under the ESPP (the net proceeds noted below were contributed to ERPOP in exchange for OP Units):

	Year Ended December 31,
	2012	2011	2010
	(Amounts in thousands except share and per share amounts)
Shares issued	110,054	113,107	157,363
Issuance price ranges	$46.33 – $51.78	$44.04 – $51.19	$28.26 – $41.16
Issuance proceeds	$5,399	$5,262	$5,112

The Company established a defined contribution plan (the “401(k) Plan”) to provide retirement benefits for employees that meet minimum employment criteria. The Company matches dollar for dollar up to the first 3% of eligible compensation that a participant contributes to the 401(k) Plan. Participants are vested in the Company’s contributions over five years. The Company recognized an expense in the amount of $4.4 million, $3.7 million and $4.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company established a supplemental executive retirement plan (the “SERP”) to provide certain officers and trustees an opportunity to defer a portion of their eligible compensation in order to save for retirement. The SERP is restricted to investments in Common Shares, certain marketable securities that have been specifically approved and cash equivalents. The deferred compensation liability represented in the SERP and the securities issued to fund such deferred compensation liability are consolidated by the Company and carried on the Company’s balance sheet, and the Company’s Common Shares held in the SERP are accounted for as a reduction to paid in capital (included in general partner's capital in the Operating Partnership's financial statements).

Distribution Reinvestment and Share Purchase Plan	12 Months Ended
Dec. 31, 2012
Distribution Reinvestment and Share Purchase Plan [Abstract]
Distribution Reinvestment and Share Purchase Plan
Distribution Reinvestment and Share Purchase Plan
On December 16, 2008, the Company filed with the SEC a Form S-3 Registration Statement to register 5,000,000 Common Shares pursuant to a Distribution Reinvestment and Share Purchase Plan (the "DRIP Plan"). The registration statement was automatically declared effective the same day and was to expire at the earlier of the date on which all 5,000,000 shares had been issued or December 16, 2011. On November 18, 2011, the Company filed with the SEC a Form S-3 Registration Statement to register 4,850,000 Common Shares under the DRIP Plan, which included the remaining shares available for issuance under the 2008 registration, which terminated as of such date. The registration statement was automatically declared effective the same day and expires at the earlier of the date on which all 4,850,000 shares have been issued or November 18, 2014. The Company has 4,833,763 Common Shares available for issuance under the DRIP Plan at December 31, 2012.
The DRIP Plan provides holders of record and beneficial owners of Common Shares and Preferred Shares with a simple and convenient method of investing cash distributions in additional Common Shares (which is referred to herein as the “Dividend Reinvestment – DRIP Plan”). Common Shares may also be purchased on a monthly basis with optional cash payments made by participants in the DRIP Plan and interested new investors, not currently shareholders of EQR, at the market price of the Common Shares less a discount ranging between 0% and 5%, as determined in accordance with the DRIP Plan (which is referred to herein as the “Share Purchase – DRIP Plan”). Common Shares purchased under the DRIP Plan may, at the option of EQR, be directly issued by EQR or purchased by EQR's transfer agent in the open market using participants’ funds. The net proceeds from any Common Share issuances are contributed to ERPOP in exchange for OP Units.

Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties [Abstract]
Related Party Transactions Disclosure [Text Block]
Transactions with Related Parties
Pursuant to the terms of the partnership agreement for the Operating Partnership, ERPOP is required to reimburse EQR for all expenses incurred by EQR in excess of income earned by EQR through its indirect 1% ownership of various entities. Amounts paid on behalf of EQR are reflected in the consolidated statements of operations as general and administrative expenses.
The Company leases its corporate headquarters from an entity controlled by EQR’s Chairman of the Board of Trustees. The lease terminates on January 31, 2022. Amounts incurred for such office space for the years ended December 31, 2012, 2011 and 2010, respectively, were approximately $1.3 million, $2.2 million and $2.7 million. The Company believes these amounts equal market rates for such rental space.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company, as an owner of real estate, is subject to various Federal, state and local environmental laws. Compliance by the Company with existing laws has not had a material adverse effect on the Company. However, the Company cannot predict the impact of new or changed laws or regulations on its current properties or on properties that it may acquire in the future.

The Company is party to a housing discrimination lawsuit brought by a non-profit civil rights organization in April 2006 in the U.S. District Court for the District of Maryland. The suit alleges that the Company designed and built approximately 300 of its properties in violation of the accessibility requirements of the Fair Housing Act and Americans With Disabilities Act. The suit seeks actual and punitive damages, injunctive relief (including modification of non-compliant properties), costs and attorneys' fees. The Company believes it has a number of viable defenses, including that a majority of the named properties were completed before the operative dates of the statutes in question and/or were not designed or built by the Company. Accordingly, the Company is defending the suit vigorously. Due to the pendency of the Company's defenses and the uncertainty of many other critical factual and legal issues, it is not possible to determine or predict the outcome of the suit or a possible loss or a range of loss, and no amounts have been accrued at December 31, 2012. While no assurances can be given, the Company does not believe that the suit, if adversely determined, would have a material adverse effect on the Company.

The Company does not believe there is any other litigation pending or threatened against it that, individually or in the aggregate, may reasonably be expected to have a material adverse effect on the Company.

As of December 31, 2012, the Company has six consolidated projects (including 400 Park Avenue South in New York City which the Company is jointly developing with Toll Brothers – see further discussion below) totaling 1,536 apartment units in various stages of development with commitments to fund of approximately $406.0 million and estimated completion dates ranging through June 30, 2015, as well as other completed development projects that are in various stages of lease up or are stabilized. Five of these projects under development are being developed solely by the Company and one is being co-developed with a third party development partner.

As of December 31, 2012, the Company has two unconsolidated projects totaling 945 apartment units under development with estimated completion dates ranging through December 31, 2013. The Company currently has no further funding obligations related to these projects. While the Company is the managing member of both of the joint ventures, is responsible for constructing both projects and has given certain construction cost overrun guarantees, all major decisions are made jointly, the large majority of funding is provided by the partner and the partner has significant involvement in and oversight of the ongoing projects. The buy-sell arrangements contain provisions that provide the right, but not the obligation, for the Company to acquire the partner's interests or sell its interests at any time following the occurrence of certain pre-defined events (including at stabilization) described in the development venture agreements.

In December 2011, the Company and Toll Brothers (NYSE: TOL) jointly acquired a vacant land parcel at 400 Park Avenue South in New York City. The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. The Company is the managing member and Toll Brothers does not have substantive kick-out or participating rights. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet. The acquisition was financed through contributions by the Company and Toll Brothers of approximately $102.5 million and $75.7 million, respectively, which included the land purchase noted above, restricted deposits and taxes and fees. As of December 31, 2012, the Company's and Toll Brothers' consolidated contributions to the joint venture were approximately $203.5 million, of which Toll Brothers' noncontrolling interest balance totaled $84.0 million.
During the years ended December 31, 2012, 2011 and 2010, total operating lease payments expensed for office space, including a portion of real estate taxes, insurance, repairs and utilities, and including rent due under four ground leases, aggregated $8.1 million, $7.1 million and $7.6 million, respectively.
The Company has entered into a retirement benefits agreement with its Chairman of the Board of Trustees and deferred compensation agreements with its Vice Chairman and two former chief executive officers. During the years ended December 31, 2012, 2011 and 2010, the Company recognized compensation expense of $1.0 million, $1.0 million and $0.9 million, respectively, related to these agreements.
The following table summarizes the Company’s contractual obligations for minimum rent payments under operating leases and deferred compensation for the next five years and thereafter as of December 31, 2012:

Payments Due by Year (in thousands)
	2013	2014	2015	2016	2017	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$7,462	$8,862	$9,501	$9,462	$9,415	$691,304	$736,006
Other Long-Term Liabilities:
Deferred Compensation (b)	1,179	1,691	1,691	1,691	1,692	6,529	14,473

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for five properties/parcels.

(b)	Estimated payments to EQR's Chairman, Vice Chairman and two former CEOs based on actual and planned retirement dates

Reportable Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
Reportable Segments
Operating segments are defined as components of an enterprise that engage in business activities from which they may earn revenues and incur expenses and about which discrete financial information is available that is evaluated regularly by the chief operating decision maker. The chief operating decision maker decides how resources are allocated and assesses performance on a recurring basis at least quarterly.
The Company's primary business is the acquisition, development and management of multifamily residential properties, which includes the generation of rental and other related income through the leasing of apartment units to residents. The chief operating decision maker evaluates the Company's operating performance geographically by market and both on a same store and non-same store basis. The Company's operating segments (geographic markets) have been aggregated into four reportable segments based upon the geographic region in which they are located.
The Company's fee and asset management and development (including its partially owned properties) activities are other business activities that do not constitute an operating segment and as such, have been aggregated in the "Other" category in the tables presented below.
All revenues are from external customers and there is no customer who contributed 10% or more of the Company’s total revenues during the three years ended December 31, 2012, 2011 or 2010.
The primary financial measure for the Company's rental real estate segment is net operating income (“NOI”), which represents rental income less: 1) property and maintenance expense; 2) real estate taxes and insurance expense; and 3) property management expense (all as reflected in the accompanying consolidated statements of operations). The Company believes that NOI is helpful to investors as a supplemental measure of its operating performance because it is a direct measure of the actual operating results of the Company's apartment communities. Current year NOI is compared to prior year NOI and current year budgeted NOI as a measure of financial performance. The following tables present NOI for each segment from our rental real estate specific to continuing operations for the years ended December 31, 2012, 2011 and 2010, respectively, as well as total assets and capital expenditures at December 31, 2012 and 2011, respectively (amounts in thousands):

	Year Ended December 31, 2012
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$708,009	$386,813	$332,185	$441,911	$—	$1,868,918
Non-same store/other (2) (3)	110,060	54,414	19,853	60,962	(65)	245,224
Properties sold – March YTD 2013 (4)	—	—	—	—	(243,833)	(243,833)
Total rental income	818,069	441,227	352,038	502,873	(243,898)	1,870,309
Operating expenses:
Same store (1)	251,538	127,213	127,279	143,884	—	649,914
Non-same store/other (2) (3)	33,423	24,755	7,550	20,837	3,285	89,850
Properties sold – March YTD 2013 (4)	—	—	—	—	(72,109)	(72,109)
Total operating expenses	284,961	151,968	134,829	164,721	(68,824)	667,655
NOI:
Same store (1)	456,471	259,600	204,906	298,027	—	1,219,004
Non-same store/other (2) (3)	76,637	29,659	12,303	40,125	(3,350)	155,374
Properties sold – March YTD 2013 (4)	—	—	—	—	(171,724)	(171,724)
Total NOI	$533,108	$289,259	$217,209	$338,152	$(175,074)	$1,202,654

Total assets	$6,972,992	$2,953,700	$2,268,805	$3,191,403	$1,814,100	$17,201,000

Capital expenditures	$58,298	$35,650	$27,521	$28,505	$2,854	$152,828

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2011, less properties subsequently sold, which represented 98,577 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2011, plus any properties in lease-up and not stabilized as of January 1, 2011.

(3)	Other includes development and other corporate operations.

(4)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

	Year Ended December 31, 2011
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$671,633	$356,822	$317,205	$425,789	$—	$1,771,449
Non-same store/other (2) (3)	51,566	9,900	14,488	30,539	(3,477)	103,016
Properties sold – March YTD 2013 (4)	—	—	—	—	(229,823)	(229,823)
Total rental income	723,199	366,722	331,693	456,328	(233,300)	1,644,642
Operating expenses:
Same store (1)	245,166	125,008	123,720	144,777	—	638,671
Non-same store/other (2) (3)	14,101	3,946	5,165	12,144	7,326	42,682
Properties sold – March YTD 2013 (4)	—	—	—	—	(71,233)	(71,233)
Total operating expenses	259,267	128,954	128,885	156,921	(63,907)	610,120
NOI:
Same store (1)	426,467	231,814	193,485	281,012	—	1,132,778
Non-same store/other (2) (3)	37,465	5,954	9,323	18,395	(10,803)	60,334
Properties sold – March YTD 2013 (4)	—	—	—	—	(158,590)	(158,590)
Total NOI	$463,932	$237,768	$202,808	$299,407	$(169,393)	$1,034,522

Total assets	$6,550,979	$2,816,078	$2,340,902	$3,238,164	$1,713,180	$16,659,303

Capital expenditures	$51,203	$32,522	$24,813	$27,792	$8,122	$144,452

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2011, less properties subsequently sold, which represented 98,577 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2011, plus any properties in lease-up and not stabilized as of January 1, 2011.

(3)	Other includes development, condominium conversion overhead of $0.4 million and other corporate operations.

(4)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,561	$322,427	$342,080	$412,414	$—	$1,630,482
Non-same store/other (2) (3)	95,493	18,825	9,009	13,587	(3,604)	133,310
Properties sold in 2012 (4)	—	—	—	—	(98,559)	(98,559)
Properties sold – March YTD 2013 (5)	—	—	—	—	(218,452)	(218,452)
Total rental income	649,054	341,252	351,089	426,001	(320,615)	1,446,781
Operating expenses:
Same store (1)	207,131	119,797	139,550	147,732	—	614,210
Non-same store/other (2) (3)	48,119	8,300	3,729	7,198	12,230	79,576
Properties sold in 2012 (4)	—	—	—	—	(39,015)	(39,015)
Properties sold – March YTD 2013 (5)	—	—	—	—	(78,640)	(78,640)
Total operating expenses	255,250	128,097	143,279	154,930	(105,425)	576,131
NOI:
Same store (1)	346,430	202,630	202,530	264,682	—	1,016,272
Non-same store/other (2) (3)	47,374	10,525	5,280	6,389	(15,834)	53,734
Properties sold in 2012 (4)	—	—	—	—	(59,544)	(59,544)
Properties sold – March YTD 2013 (5)	—	—	—	—	(139,812)	(139,812)
Total NOI	$393,804	$213,155	$207,810	$271,071	$(215,190)	$870,650

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.

(4)	Reflects discontinued operations for properties sold during 2012.

(5)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.
Note: Markets included in the above geographic segments are as follows:
(a) Northeast – New England (excluding Boston), Boston, New York Metro, DC Northern Virginia and Suburban Maryland.
(b) Northwest – Denver, San Francisco Bay Area and Seattle/Tacoma.
(c) Southeast – Atlanta, Jacksonville, Orlando and South Florida.
(d) Southwest – Inland Empire, Los Angeles, Orange County, Phoenix and San Diego.

The following table presents a reconciliation of NOI from our rental real estate specific to continuing operations for the years ended December 31, 2012, 2011 and 2010, respectively (amounts in thousands):

	Year Ended December 31,
	2012	2011	2010
Rental income	$1,870,309	$1,644,642	$1,446,781
Property and maintenance expense	(365,778)	(337,419)	(323,743)
Real estate taxes and insurance expense	(219,975)	(190,834)	(172,531)
Property management expense	(81,902)	(81,867)	(79,857)
Total operating expenses	(667,655)	(610,120)	(576,131)
Net operating income	$1,202,654	$1,034,522	$870,650

Subsequent Events/Other	12 Months Ended
Dec. 31, 2012
Subsequent Events Other [Abstract]
Subsequent Events/Other
Subsequent Events/Other
Subsequent Events
Subsequent to December 31, 2012, the Company:

•	Sold 16 properties consisting of 4,798 apartment units for $779.7 million;

•
Entered into an agreement to sell a portfolio of assets including 8,010 units to a joint venture of Greystar and Goldman Sachs for $1.5 billion, of which the Company has sold ten properties, consisting of 2,911 apartment units for $557.8 million that are included in the bullet above;

•	Terminated its $2.5 billion bridge loan commitment in connection with the execution of the new revolving credit facility and term loan facility discussed below;

•
Replaced its existing $1.75 billion facility with a new $2.5 billion unsecured revolving credit facility maturing April 1, 2018, with an interest rate on advances under the facility of LIBOR plus a spread (currently 1.05%) and an annual facility fee (currently 15 basis points), which are dependent on the credit rating of the Company's long-term debt. The Company has the ability to increase available borrowings by an additional $500.0 million by adding additional banks to the facility or obtaining the agreement of existing banks to increase their commitments; and

•
Entered into a new senior unsecured $750.0 million delayed draw term loan facility which is currently undrawn and may be drawn anytime on or before July 11, 2013. If the Company elects to draw on this facility, the full amount of the principal will be funded in a single borrowing and the maturity date will be January 11, 2015, subject to a one-year extension option exercisable by the Company. The interest rate on advances under the new term loan facility will generally be LIBOR plus a spread (currently 1.20%), which is dependent on the credit rating of the Company's long-term debt.

Other
During the years ended December 31, 2012, 2011 and 2010, the Company incurred charges of $12.6 million, $9.5 million and $6.6 million, respectively, related to property acquisition costs, such as survey, title and legal fees, on the acquisition of operating properties and $9.0 million, $5.1 million and $5.3 million, respectively, related to the write-off of various pursuit and out-of-pocket costs for terminated acquisition, disposition and development transactions. These costs, totaling $21.6 million, $14.6 million and $11.9 million, respectively, are included in other expenses in the accompanying consolidated statements of operations.

During the year ended December 31, 2012, the Company settled a dispute with the owners of a land parcel for $4.2 million, which is included in other expenses in the accompanying consolidated statements of operations.

During the year ended December 31, 2011, the Company received $4.5 million for the termination of its royalty participation in LRO/Rainmaker, a revenue management system, which is included in interest and other income in the accompanying consolidated statements of operations. During the year ended December 31, 2010, an arbitration panel awarded commissions, interest and costs in the amount of $1.7 million to the listing and marketing agent related to 38 potential condo sales at one of the Company’s properties. In addition, during 2011 and 2010, the Company received $0.8 million and $5.2 million, respectively, for the settlement of litigation/insurance claims, which are included in interest and other income in the accompanying consolidated statements of operations.

During the year ended December 31, 2011, the Company disposed of its corporate housing business for a sales price of approximately $4.0 million, of which the Company provided $2.0 million of seller financing to the buyer. At the time of sale, the full amount of the seller financing was reserved against and the related gain was deferred. During the years ended December 31, 2012 and 2011, the Company collected $0.3 million and $0.2 million, respectively, on this note receivable and has recognized a cumulative net gain on the sale of approximately $1.4 million.

On November 26, 2012, the Company and AvalonBay Communities, Inc. ("AvalonBay" or "AVB") (NYSE:AVB) entered into a contract with Lehman Brothers Holdings Inc. ("Lehman") to acquire the assets and liabilities of Archstone Enterprise LP ("Archstone"), which consists principally of a portfolio of high-quality apartment properties in major markets in the United States. Under the terms of the agreement, the Company will acquire approximately 60% of Archstone's assets and liabilities and AvalonBay will acquire approximately 40% of Archstone's assets and liabilities. The Company will acquire approximately 75 operating properties, four properties under development and several land parcels to be held for future development for approximately $8.9 billion which will consist of cash of approximately $2.0 billion, 34,468,085 Common Shares and the assumption of the Company's portion of the liabilities related to the Archstone assets (other than certain liabilities owed to Lehman and certain transaction expenses). The Company also expects to assume approximately $3 billion of consolidated Archstone debt. In addition, the Company and AvalonBay will acquire certain assets of Archstone, including Archstone’s interests in certain joint ventures, interests in a portfolio of properties located in Germany and certain development land parcels, and will become subject to approximately $179.9 million in preferred interests of Archstone unitholders through various unconsolidated joint ventures expected to be owned 60% by the Company and 40% by AvalonBay. The transaction is expected to close in the first quarter of 2013.

On December 2, 2011, the Company entered into a contract with affiliates of Bank of America and Barclays PLC to acquire, for $1.325 billion, half of their interests - an approximately 26.5% interest overall - in Archstone, a privately-held owner, operator and developer of multifamily apartment properties. On January 20, 2012, Lehman, the other owner of Archstone, acquired this 26.5% interest pursuant to a right of first offer and as a result, the Company's contract with the sellers was terminated. The Company had the exclusive right, exercisable on or before May 24, 2012, to contract to purchase the remaining 26.5% interest in Archstone owned by the same sellers for a price, determined by the Company, equal to $1.5 billion or higher. On May 24, 2012, the Company entered into a contract to purchase the remaining 26.5% interest in Archstone for $1.58 billion and Lehman exercised its right of first offer and acquired this 26.5% interest for $1.58 billion on June 6, 2012. As a result, the Company's contract was terminated and by the terms of the contract, the Company received $150.0 million in termination fees subject to certain contingencies. Consistent with the resolution of these contingencies, the Company recognized $70.0 million of these fees as interest and other income in July 2012 and recognized the remaining $80.0 million in October 2012.

During the year ended December 31, 2010, the Company recorded a $45.4 million non-cash asset impairment charge on two parcels of land held for development as a result of changes in the Company’s future plans for those parcels. The Company planned to sell one parcel in the near term and contemplated a joint venture structure for the other, necessitating this impairment charge. This charge was the result of an analysis of each parcel’s estimated fair value (determined using internally developed models that were based on market assumptions and comparable sales data) compared to its current capitalized carrying value. The market assumptions used as inputs to the Company’s fair value model include construction costs, leasing assumptions, growth rates, discount rates, terminal capitalization rates and development yields, along with the Company’s current plans for each individual asset. The Company uses data on its existing portfolio of properties and its recent acquisition and development properties, as well as similar market data from third party sources, when available, in determining these inputs. The valuation techniques used to measure fair value are consistent with how similar assets were measured in prior periods.

During the year ended December 31, 2012, the Company incurred Archstone-related expenses of approximately $14.0 million. Cumulative to date, the Company incurred Archstone-related expenses of approximately $18.4 million, of which approximately $11.0 million of this total was financing-related and $7.4 million was pursuit costs.

In 2010, a portion of the parking garage collapsed at one of the Company’s rental properties (Prospect Towers in Hackensack, New Jersey). The costs related to the collapse (both expensed and capitalized), including providing for residents' interim needs, lost revenue and garage reconstruction, were approximately $22.8 million, before insurance reimbursements of $13.6 million. The garage has been rebuilt with costs capitalized as incurred. Other costs, like those to accommodate displaced residents, lost revenue due to a portion of the property being temporarily unavailable for occupancy and legal costs, reduced earnings as they were incurred. Generally, insurance proceeds were recorded as increases to earnings as they were received. During the year ended December 31, 2012, the Company received approximately $3.5 million in insurance proceeds (included in real estate taxes and insurance on the consolidated statements of operations), which represented its final reimbursement of the $13.6 million in cumulative insurance proceeds. During the year ended December 31, 2011, the Company received approximately $6.1 million in insurance proceeds which offset expenses of $1.7 million that were recorded relating to this loss and are included in real estate taxes and insurance on the consolidated statements of operations. During the year ended December 31, 2010, the Company received approximately $4.0 million in insurance proceeds which fully offset the impairment charge recognized to write-off the net book value of the collapsed garage and partially offset expenses of $5.5 million that were recorded relating to this loss and are included in real estate taxes and insurance on the consolidated statements of operations.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Equity Residential
The following unaudited quarterly data has been prepared on the basis of a December 31 year-end. All amounts have also been restated in accordance with the guidance on discontinued operations and reflect dispositions and/or properties held for sale through March 31, 2013. Amounts are in thousands, except for per share amounts.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues (1)	$446,448	$464,918	$482,648	$485,868
Operating income (1)	114,476	134,698	155,159	162,109
(Loss) income from continuing operations (1)	(13,426)	6,222	104,020	114,239
Discontinued operations, net (1)	165,593	102,093	132,303	270,160
Net income *	152,167	108,315	236,323	384,399
Net income available to Common Shares	141,833	99,797	218,603	365,979
Earnings per share – basic:
Net income available to Common Shares	$0.47	$0.33	$0.73	$1.18
Weighted average Common Shares outstanding	298,805	300,193	301,336	310,398
Earnings per share – diluted:
Net income available to Common Shares	$0.47	$0.33	$0.72	$1.17
Weighted average Common Shares outstanding	298,805	317,648	318,773	327,108

(1)
The amounts presented for 2012 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$505,761	$525,630	$544,674	$547,650
Total revenues subsequently reclassified to discontinued operations	(59,313)	(60,712)	(62,026)	(61,782)
Total revenues disclosed in Form 8-K	$446,448	$464,918	$482,648	$485,868

Operating income previously reported in 2012 Form 10-K	$140,889	$158,988	$179,867	$188,214
Operating income subsequently reclassified to discontinued operations	(26,413)	(24,290)	(24,708)	(26,105)
Operating income disclosed in Form 8-K	$114,476	$134,698	$155,159	$162,109

Income from continuing operations previously reported in 2012 Form 10-K	$12,654	$30,213	$128,433	$140,255
Income from continuing operations subsequently reclassified to discontinued operations	(26,080)	(23,991)	(24,413)	(26,016)
(Loss) income from continuing operations disclosed in Form 8-K	$(13,426)	$6,222	$104,020	$114,239

Discontinued operations, net previously reported in 2012 Form 10-K	$139,513	$78,102	$107,890	$244,144
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,080	23,991	24,413	26,016
Discontinued operations, net disclosed in Form 8-K	$165,593	$102,093	$132,303	$270,160

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (2)	$389,708	$405,975	$424,300	$433,685
Operating income (2)	90,801	115,234	121,285	128,994
(Loss) income from continuing operations (2)	(31,876)	(7,935)	7,489	7,496
Discontinued operations, net (2)	164,942	589,688	105,488	99,905
Net income *	133,066	581,753	112,977	107,401
Net income available to Common Shares	123,865	552,457	104,382	99,016
Earnings per share – basic:
Net income available to Common Shares	$0.42	$1.88	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	294,663	295,831	295,990
Earnings per share – diluted:
Net income available to Common Shares	$0.42	$1.88	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	294,663	312,844	312,731

(2)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$445,408	$462,881	$482,852	$492,350
Total revenues subsequently reclassified to discontinued operations	(55,700)	(56,906)	(58,552)	(58,665)
Total revenues disclosed in Form 8-K	$389,708	$405,975	$424,300	$433,685

Operating income previously reported in 2012 Form 10-K	$110,042	$134,130	$142,781	$154,722
Operating income subsequently reclassified to discontinued operations	(19,241)	(18,896)	(21,496)	(25,728)
Operating income disclosed in Form 8-K	$90,801	$115,234	$121,285	$128,994

(Loss) income from continuing operations previously reported in 2012 Form 10-K	$(13,322)	$10,336	$28,274	$32,506
Income from continuing operations subsequently reclassified to discontinued operations	(18,554)	(18,271)	(20,785)	(25,010)
(Loss) income from continuing operations disclosed in Form 8-K	$(31,876)	$(7,935)	$7,489	$7,496

Discontinued operations, net previously reported in 2012 Form 10-K	$146,388	$571,417	$84,703	$74,895
Discontinued operations, net from properties sold subsequent to the respective reporting period	18,554	18,271	20,785	25,010
Discontinued operations, net disclosed in Form 8-K	$164,942	$589,688	$105,488	$99,905
* The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2012 and 2011. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

ERP Operating Limited Partnership

The following unaudited quarterly data has been prepared on the basis of a December 31 year-end. All amounts have also been restated in accordance with the guidance on discontinued operations and reflect dispositions and/or properties held for sale through March 31, 2013. Amounts are in thousands, except for per Unit amounts.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues (1)	$446,448	$464,918	$482,648	$485,868
Operating income (1)	114,476	134,698	155,159	162,109
(Loss) income from continuing operations (1)	(13,426)	6,222	104,020	114,239
Discontinued operations, net (1)	165,593	102,093	132,303	270,160
Net income *	152,167	108,315	236,323	384,399
Net income available to Units	148,251	104,529	229,099	382,974
Earnings per Unit – basic:
Net income available to Units	$0.47	$0.33	$0.73	$1.18
Weighted average Units outstanding	312,011	314,255	315,513	324,364
Earnings per Unit – diluted:
Net income available to Units	$0.47	$0.33	$0.72	$1.17
Weighted average Units outstanding	312,011	317,648	318,773	327,108

(1)
The amounts presented for 2012 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$505,761	$525,630	$544,674	$547,650
Total revenues subsequently reclassified to discontinued operations	(59,313)	(60,712)	(62,026)	(61,782)
Total revenues disclosed in Form 8-K	$446,448	$464,918	$482,648	$485,868

Operating income previously reported in 2012 Form 10-K	$140,889	$158,988	$179,867	$188,214
Operating income subsequently reclassified to discontinued operations	(26,413)	(24,290)	(24,708)	(26,105)
Operating income disclosed in Form 8-K	$114,476	$134,698	$155,159	$162,109

Income from continuing operations previously reported in 2012 Form 10-K	$12,654	$30,213	$128,433	$140,255
Income from continuing operations subsequently reclassified to discontinued operations	(26,080)	(23,991)	(24,413)	(26,016)
(Loss) income from continuing operations disclosed in Form 8-K	$(13,426)	$6,222	$104,020	$114,239

Discontinued operations, net previously reported in 2012 Form 10-K	$139,513	$78,102	$107,890	$244,144
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,080	23,991	24,413	26,016
Discontinued operations, net disclosed in Form 8-K	$165,593	$102,093	$132,303	$270,160

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (2)	$389,708	$405,975	$424,300	$433,685
Operating income (2)	90,801	115,234	121,285	128,994
(Loss) income from continuing operations (2)	(31,876)	(7,935)	7,489	7,496
Discontinued operations, net (2)	164,942	589,688	105,488	99,905
Net income *	133,066	581,753	112,977	107,401
Net income available to Units	129,640	578,215	109,124	103,521
Earnings per Unit – basic:
Net income available to Units	$0.42	$1.88	$0.35	$0.33
Weighted average Units outstanding	306,248	307,954	308,884	309,120
Earnings per Unit – diluted:
Net income available to Units	$0.42	$1.88	$0.35	$0.33
Weighted average Units outstanding	306,248	307,954	312,844	312,731

(2)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$445,408	$462,881	$482,852	$492,350
Total revenues subsequently reclassified to discontinued operations	(55,700)	(56,906)	(58,552)	(58,665)
Total revenues disclosed in Form 8-K	$389,708	$405,975	$424,300	$433,685

Operating income previously reported in 2012 Form 10-K	$110,042	$134,130	$142,781	$154,722
Operating income subsequently reclassified to discontinued operations	(19,241)	(18,896)	(21,496)	(25,728)
Operating income disclosed in Form 8-K	$90,801	$115,234	$121,285	$128,994

(Loss) income from continuing operations previously reported in 2012 Form 10-K	$(13,322)	$10,336	$28,274	$32,506
Income from continuing operations subsequently reclassified to discontinued operations	(18,554)	(18,271)	(20,785)	(25,010)
(Loss) income from continuing operations disclosed in Form 8-K	$(31,876)	$(7,935)	$7,489	$7,496

Discontinued operations, net previously reported in 2012 Form 10-K	$146,388	$571,417	$84,703	$74,895
Discontinued operations, net from properties sold subsequent to the respective reporting period	18,554	18,271	20,785	25,010
Discontinued operations, net disclosed in Form 8-K	$164,942	$589,688	$105,488	$99,905
* The Operating Partnership did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2012 and 2011. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
Overall Summary
December 31, 2012

	Properties (H)	Units (H)	Investment in Real Estate, Gross	Accumulated Depreciation	Investment in Real Estate, Net	Encumbrances
Wholly Owned Unencumbered	269	73,732	$14,676,449,487	$(3,266,454,538)	$11,409,994,949	$—
Wholly Owned Encumbered	113	33,124	5,716,925,544	(1,486,115,893)	4,230,809,651	2,392,135,994
Portfolio/Entity Encumbrances (1)	—	—	—	—	—	1,305,895,707
Wholly Owned Properties	382	106,856	20,393,375,031	(4,752,570,431)	15,640,804,600	3,698,031,701

Partially Owned Unencumbered	9	1,639	375,326,934	(72,825,847)	302,501,087	—
Partially Owned Encumbered	10	1,836	239,727,289	(86,824,773)	152,902,516	200,337,000
Partially Owned Properties	19	3,475	615,054,223	(159,650,620)	455,403,603	200,337,000

Total Unencumbered Properties	278	75,371	15,051,776,421	(3,339,280,385)	11,712,496,036	—
Total Encumbered Properties	123	34,960	5,956,652,833	(1,572,940,666)	4,383,712,167	3,898,368,701
Total Consolidated Investment in Real Estate	401	110,331	$21,008,429,254	$(4,912,221,051)	$16,096,208,203	$3,898,368,701

(1)	See attached Encumbrances Reconciliation.

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
Encumbrances Reconciliation
December 31, 2012

Portfolio/Entity Encumbrances	Number of Properties Encumbered by	See Properties With Note:	Amount
EQR-Fanwell 2007 LP	6	I	$212,895,707
EQR-Wellfan 2008 LP (R)	15	J	550,000,000
EQR-SOMBRA 2008 LP	16	K	543,000,000
Portfolio/Entity Encumbrances	37		1,305,895,707
Individual Property Encumbrances			2,592,472,994
Total Encumbrances per Financial Statements			$3,898,368,701

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III – Real Estate and Accumulated Depreciation
(Amounts in thousands)
The changes in total real estate for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Balance, beginning of year	$20,407,946	$19,702,371	$18,465,144
Acquisitions and development	1,250,633	1,721,895	1,789,948
Improvements	161,460	151,476	141,199
Dispositions and other	(811,610)	(1,167,796)	(693,920)
Balance, end of year	$21,008,429	$20,407,946	$19,702,371

The changes in accumulated depreciation for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Balance, beginning of year	$4,539,583	$4,337,357	$3,877,564
Depreciation	684,992	663,616	673,403
Dispositions and other	(312,354)	(461,390)	(213,610)
Balance, end of year	$4,912,221	$4,539,583	$4,337,357

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Wholly Owned Unencumbered:
1111 Belle Pre (fka The Madison)	Alexandria, VA	(F)	—	$18,937,702	$37,877,314	$—	$18,937,702	$37,877,314	$56,815,016	$—	$56,815,016	$—
1210 Mass	Washington, D.C. (G)	2004	144	9,213,512	36,559,189	369,571	9,213,512	36,928,760	46,142,272	(10,194,139)	35,948,133	—
1401 Joyce on Pentagon Row	Arlington, VA	2004	326	9,780,000	89,668,165	342,173	9,780,000	90,010,338	99,790,338	(15,192,413)	84,597,925	—
1500 Mass Ave	Washington, D.C. (G)	1951	556	54,638,298	40,361,702	8,795,872	54,638,298	49,157,574	103,795,872	(7,649,140)	96,146,732	—
1660 Peachtree	Atlanta, GA	1999	355	7,924,126	23,533,831	2,389,186	7,924,126	25,923,017	33,847,143	(9,230,807)	24,616,336	—
170 Amsterdam	New York, NY	(F)	—	—	13,963,833	—	—	13,963,833	13,963,833	—	13,963,833	—
175 Kent	Brooklyn, NY (G)	2011	113	22,037,831	53,962,169	243,898	22,037,831	54,206,067	76,243,898	(4,216,749)	72,027,149	—
200 N Lemon Street	Anaheim, CA	(F)	—	5,865,235	1,101,382	—	5,865,235	1,101,382	6,966,617	—	6,966,617	—
204-206 Pine Street/1610 2nd Avenue	Seattle, WA	(F)	—	22,106,464	649,599	—	22,106,464	649,599	22,756,063	—	22,756,063	—
2201 Pershing Drive	Arlington, VA (G)	2012	188	11,321,198	44,765,635	—	11,321,198	44,765,635	56,086,833	(450,254)	55,636,579	—
2400 M St	Washington, D.C. (G)	2006	359	30,006,593	114,013,785	1,000,694	30,006,593	115,014,479	145,021,072	(29,680,867)	115,340,205	—
420 East 80th Street	New York, NY	1961	155	39,277,000	23,026,984	3,147,355	39,277,000	26,174,339	65,451,339	(8,443,786)	57,007,553	—
425 Mass	Washington, D.C. (G)	2009	559	28,150,000	138,600,000	2,576,004	28,150,000	141,176,004	169,326,004	(17,049,061)	152,276,943	—
51 University	Seattle, WA (G)	1918	—	3,640,000	8,110,000	2,701,350	3,640,000	10,811,350	14,451,350	(712,398)	13,738,952	—
600 Washington	New York, NY (G)	2004	135	32,852,000	43,140,551	265,843	32,852,000	43,406,394	76,258,394	(12,277,937)	63,980,457	—
70 Greene	Jersey City, NJ (G)	2010	480	28,108,899	236,965,465	354,235	28,108,899	237,319,700	265,428,599	(24,275,876)	241,152,723	—
71 Broadway	New York, NY (G)	1997	238	22,611,600	77,492,171	9,556,159	22,611,600	87,048,330	109,659,930	(24,557,822)	85,102,108	—
77 Bluxome	San Francisco, CA	2007	102	5,249,124	18,609,876	3,000	5,249,124	18,612,876	23,862,000	(800,641)	23,061,359	—
777 Sixth	New York, NY (G)	2002	294	65,352,706	65,747,294	963,284	65,352,706	66,710,578	132,063,284	(14,064,378)	117,998,906	—
88 Hillside	Daly City, CA (G)	2011	95	7,786,800	31,587,325	1,199,160	7,786,800	32,786,485	40,573,285	(1,729,297)	38,843,988	—
Abington Glen	Abington, MA	1968	90	553,105	3,697,396	2,451,825	553,105	6,149,221	6,702,326	(3,503,755)	3,198,571	—
Acacia Creek	Scottsdale, AZ	1988-1994	304	3,663,473	21,172,386	3,212,070	3,663,473	24,384,456	28,047,929	(13,038,183)	15,009,746	—
Arboretum (MA)	Canton, MA	1989	156	4,685,900	10,992,751	2,314,573	4,685,900	13,307,324	17,993,224	(7,050,395)	10,942,829	—
Arches, The	Sunnyvale, CA	1974	410	26,650,000	62,850,000	260,963	26,650,000	63,110,963	89,760,963	(6,891,107)	82,869,856	—
Arden Villas	Orlando, FL	1999	336	5,500,000	28,600,796	3,597,034	5,500,000	32,197,830	37,697,830	(10,746,048)	26,951,782	—
Artisan on Second	Los Angeles, CA	2008	118	8,000,400	36,074,600	82,421	8,000,400	36,157,021	44,157,421	(3,559,876)	40,597,545	—
Ashton, The	Corona Hills, CA	1986	492	2,594,264	33,042,398	6,518,162	2,594,264	39,560,560	42,154,824	(21,978,074)	20,176,750	—
Auvers Village	Orlando, FL	1991	480	3,808,823	29,322,243	6,786,446	3,808,823	36,108,689	39,917,512	(19,110,881)	20,806,631	—
Avenue Royale	Jacksonville, FL	2001	200	5,000,000	17,785,388	1,124,183	5,000,000	18,909,571	23,909,571	(5,937,852)	17,971,719	—
Avenue Two	Redwood City, CA	1972	123	7,995,000	18,005,000	489,020	7,995,000	18,494,020	26,489,020	(1,575,938)	24,913,082	—
Ball Park Lofts	Denver, CO (G)	2003	352	5,481,556	51,658,741	3,893,128	5,481,556	55,551,869	61,033,425	(17,157,845)	43,875,580	—
Barrington Place	Oviedo, FL	1998	233	6,990,000	15,740,825	2,730,072	6,990,000	18,470,897	25,460,897	(7,843,278)	17,617,619	—
Bay Hill	Long Beach, CA	2002	160	7,600,000	27,437,239	865,963	7,600,000	28,303,202	35,903,202	(9,024,015)	26,879,187	—
Beatrice, The	New York, NY	2010	302	114,351,405	165,648,595	62,962	114,351,405	165,711,557	280,062,962	(11,236,427)	268,826,535	—
Bella Terra I	Mukilteo, WA (G)	2002	235	5,686,861	26,070,540	857,703	5,686,861	26,928,243	32,615,104	(9,102,006)	23,513,098	—
Bella Vista	Phoenix, AZ	1995	248	2,978,879	20,641,333	3,502,271	2,978,879	24,143,604	27,122,483	(13,556,807)	13,565,676	—
Bella Vista I, II, III Combined	Woodland Hills, CA	2003-2007	579	31,682,754	121,095,786	1,958,281	31,682,754	123,054,067	154,736,821	(32,592,195)	122,144,626	—
Bellagio Apartment Homes	Scottsdale, AZ	1995	202	2,626,000	16,025,041	1,187,110	2,626,000	17,212,151	19,838,151	(5,794,129)	14,044,022	—
Belle Arts Condominium Homes, LLC	Bellevue, WA	2000	1	63,158	248,929	(5,320)	63,158	243,609	306,767	—	306,767	—
Belle Fontaine	Marina del Ray, CA	2003	102	9,098,808	28,701,192	99,785	9,098,808	28,800,977	37,899,785	(2,069,640)	35,830,145	—
Berkeley Land	Berkeley, CA	(F)	—	13,908,910	3,695,312	—	13,908,910	3,695,312	17,604,222	—	17,604,222	—
Bishop Park	Winter Park, FL	1991	324	2,592,000	17,990,436	3,865,598	2,592,000	21,856,034	24,448,034	(11,979,910)	12,468,124	—
Bradford Apartments	Newington, CT	1964	64	401,091	2,681,210	683,876	401,091	3,365,086	3,766,177	(1,585,948)	2,180,229	—
Briar Knoll Apts	Vernon, CT	1986	150	928,972	6,209,988	1,520,407	928,972	7,730,395	8,659,367	(3,687,102)	4,972,265	—
Briarwood (CA)	Sunnyvale, CA	1985	192	9,991,500	22,247,278	1,938,816	9,991,500	24,186,094	34,177,594	(11,992,871)	22,184,723	—
Bridford Lakes II	Greensboro, NC	(F)	—	1,100,564	792,509	—	1,100,564	792,509	1,893,073	—	1,893,073	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Bridgewater at Wells Crossing	Orange Park, FL	1986	288	2,160,000	13,347,549	2,603,916	2,160,000	15,951,465	18,111,465	(7,851,493)	10,259,972	—
Brooklyner (fka 111 Lawrence)	Brooklyn, NY (G)	2010	490	40,099,922	221,419,489	189,673	40,099,922	221,609,162	261,709,084	(15,391,373)	246,317,711	—
Butterfield Ranch	Chino Hills, CA	(F)	—	15,617,709	4,506,944	—	15,617,709	4,506,944	20,124,653	—	20,124,653	—
Camellero	Scottsdale, AZ	1979	348	1,924,900	17,324,593	5,915,408	1,924,900	23,240,001	25,164,901	(15,447,692)	9,717,209	—
Carlyle Mill	Alexandria, VA	2002	317	10,000,000	51,367,913	4,229,928	10,000,000	55,597,841	65,597,841	(19,536,666)	46,061,175	—
Cascade	Seattle, WA	(F)	—	12,198,278	1,602,237	—	12,198,278	1,602,237	13,800,515	—	13,800,515	—
Cascade II	Seattle, WA	(F)	—	11,553,286	772,881	—	11,553,286	772,881	12,326,167	—	12,326,167	—
Centennial Court	Seattle, WA (G)	2001	187	3,800,000	21,280,039	452,440	3,800,000	21,732,479	25,532,479	(6,504,886)	19,027,593	—
Centennial Tower	Seattle, WA (G)	1991	221	5,900,000	48,800,339	4,069,977	5,900,000	52,870,316	58,770,316	(15,340,520)	43,429,796	—
Centre Club	Ontario, CA	1994	312	5,616,000	23,485,891	2,851,599	5,616,000	26,337,490	31,953,490	(11,942,486)	20,011,004	—
Centre Club II	Ontario, CA	2002	100	1,820,000	9,528,898	627,661	1,820,000	10,156,559	11,976,559	(3,957,095)	8,019,464	—
Chandlers Bay	Kent, WA	1980	293	3,700,000	18,961,895	486,234	3,700,000	19,448,129	23,148,129	(4,202,932)	18,945,197	—
Chatelaine Park	Duluth, GA	1995	303	1,818,000	24,489,671	2,215,846	1,818,000	26,705,517	28,523,517	(13,461,549)	15,061,968	—
Chesapeake Glen Apts (fka Greentree I, II & III)	Glen Burnie, MD	1973	796	8,993,411	27,301,052	21,983,212	8,993,411	49,284,264	58,277,675	(28,112,967)	30,164,708	—
City View (GA)	Atlanta, GA (G)	2003	202	6,440,800	19,993,460	1,357,198	6,440,800	21,350,658	27,791,458	(6,775,978)	21,015,480	—
Cleo, The	Los Angeles, CA	1989	92	6,615,467	14,829,335	3,732,712	6,615,467	18,562,047	25,177,514	(5,799,503)	19,378,011	—
Coconut Palm Club	Coconut Creek, FL	1992	301	3,001,700	17,678,928	3,500,954	3,001,700	21,179,882	24,181,582	(11,053,062)	13,128,520	—
Country Club Lakes	Jacksonville, FL	1997	555	15,000,000	41,055,786	5,887,825	15,000,000	46,943,611	61,943,611	(15,159,712)	46,783,899	—
Cove at Boynton Beach I	Boynton Beach, FL	1996	252	12,600,000	31,469,651	3,957,990	12,600,000	35,427,641	48,027,641	(12,461,783)	35,565,858	—
Cove at Boynton Beach II	Boynton Beach, FL	1998	296	14,800,000	37,874,719	—	14,800,000	37,874,719	52,674,719	(12,409,067)	40,265,652	—
Crown Court	Scottsdale, AZ	1987	416	3,156,600	28,414,599	10,072,349	3,156,600	38,486,948	41,643,548	(20,831,754)	20,811,794	—
Crowntree Lakes	Orlando, FL	2008	352	12,009,630	44,407,977	305,763	12,009,630	44,713,740	56,723,370	(9,115,128)	47,608,242	—
Cypress Lake at Waterford	Orlando, FL	2001	316	7,000,000	27,654,816	1,953,814	7,000,000	29,608,630	36,608,630	(10,070,172)	26,538,458	—
Dartmouth Woods	Lakewood, CO	1990	201	1,609,800	10,832,754	2,181,749	1,609,800	13,014,503	14,624,303	(7,463,095)	7,161,208	—
Dean Estates	Taunton, MA	1984	58	498,080	3,329,560	726,694	498,080	4,056,254	4,554,334	(1,974,667)	2,579,667	—
Deerwood (Corona)	Corona, CA	1992	316	4,742,200	20,272,892	4,131,619	4,742,200	24,404,511	29,146,711	(13,644,933)	15,501,778	—
Defoor Village	Atlanta, GA	1997	156	2,966,400	10,570,210	2,070,269	2,966,400	12,640,479	15,606,879	(6,901,037)	8,705,842	—
Del Mar Ridge	San Diego, CA	1998	181	7,801,824	36,948,176	2,986,046	7,801,824	39,934,222	47,736,046	(6,689,182)	41,046,864	—
Eagle Canyon	Chino Hills, CA	1985	252	1,808,900	16,274,361	6,999,462	1,808,900	23,273,823	25,082,723	(12,868,469)	12,214,254	—
Edgemont at Bethesda Metro	Bethesda, MD	1989	122	13,092,552	43,907,448	179,743	13,092,552	44,087,191	57,179,743	(3,377,214)	53,802,529	—
Element	Miami, FL	(F)	—	11,723,423	2,155,330	—	11,723,423	2,155,330	13,878,753	—	13,878,753	—
Ellipse at Government Center	Fairfax, VA	1989	404	19,433,000	56,816,266	4,717,129	19,433,000	61,533,395	80,966,395	(13,750,349)	67,216,046	—
Emerson Place	Boston, MA (G)	1962	444	14,855,000	57,566,636	15,786,843	14,855,000	73,353,479	88,208,479	(42,084,610)	46,123,869	—
Enclave at Lake Underhill	Orlando, FL	1989	312	9,359,750	29,539,650	3,076,979	9,359,750	32,616,629	41,976,379	(10,291,752)	31,684,627	—
Enclave at Waterways	Deerfield Beach, FL	1998	300	15,000,000	33,194,576	1,293,880	15,000,000	34,488,456	49,488,456	(11,250,991)	38,237,465	—
Enclave at Winston Park	Coconut Creek, FL	1995	278	5,560,000	19,939,324	3,400,119	5,560,000	23,339,443	28,899,443	(9,389,059)	19,510,384	—
Enclave, The	Tempe, AZ	1994	204	1,500,192	19,281,399	1,516,466	1,500,192	20,797,865	22,298,057	(10,989,851)	11,308,206	—
Encore at Sherman Oaks, The	Sherman Oaks, CA	1988	174	8,700,000	25,446,003	389,062	8,700,000	25,835,065	34,535,065	(2,648,575)	31,886,490	—
Estates at Wellington Green	Wellington, FL	2003	400	20,000,000	64,790,850	2,115,788	20,000,000	66,906,638	86,906,638	(20,447,332)	66,459,306	—
Eye Street	Washington, D.C.	(F)	—	13,530,054	4,444,434	—	13,530,054	4,444,434	17,974,488	—	17,974,488	—
Four Winds	Fall River, MA	1987	168	1,370,843	9,163,804	2,158,526	1,370,843	11,322,330	12,693,173	(5,314,789)	7,378,384	—
Fox Hill Apartments	Enfield, CT	1974	168	1,129,018	7,547,256	1,701,722	1,129,018	9,248,978	10,377,996	(4,262,702)	6,115,294	—
Fox Run (WA)	Federal Way, WA	1988	144	626,637	5,765,018	1,914,735	626,637	7,679,753	8,306,390	(5,103,904)	3,202,486	—
Fox Run II (WA)	Federal Way, WA	1988	18	80,000	1,286,139	53,086	80,000	1,339,225	1,419,225	(480,480)	938,745	—
Gables Grand Plaza	Coral Gables, FL (G)	1998	195	—	44,601,000	6,506,000	—	51,107,000	51,107,000	(16,603,792)	34,503,208	—
Gallery, The	Hermosa Beach,CA	1971	169	18,144,000	46,567,941	1,988,058	18,144,000	48,555,999	66,699,999	(13,251,854)	53,448,145	—
Gatehouse at Pine Lake	Pembroke Pines, FL	1990	296	1,896,600	17,070,795	5,831,636	1,896,600	22,902,431	24,799,031	(12,299,850)	12,499,181	—
Gatehouse on the Green	Plantation, FL	1990	312	2,228,200	20,056,270	7,415,699	2,228,200	27,471,969	29,700,169	(15,076,225)	14,623,944	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Gates of Redmond	Redmond, WA	1979	180	2,306,100	12,064,015	4,790,524	2,306,100	16,854,539	19,160,639	(9,066,338)	10,094,301	—
Gatewood	Pleasanton, CA	1985	200	6,796,511	20,249,392	4,458,452	6,796,511	24,707,844	31,504,355	(9,049,646)	22,454,709	—
Geary Court Yard	San Francisco, CA	1990	164	1,722,400	15,471,429	2,259,837	1,722,400	17,731,266	19,453,666	(9,678,667)	9,774,999	—
Governors Green	Bowie, MD	1999	478	19,845,000	73,335,916	860,934	19,845,000	74,196,850	94,041,850	(17,692,561)	76,349,289	—
Greenfield Village	Rocky Hill , CT	1965	151	911,534	6,093,418	682,573	911,534	6,775,991	7,687,525	(3,145,760)	4,541,765	—
Hamilton Villas	Beverly Hills, CA	1990	35	7,772,000	16,864,269	1,314,747	7,772,000	18,179,016	25,951,016	(3,695,640)	22,255,376	—
Hammocks Place	Miami, FL	1986	296	319,180	12,513,467	4,001,341	319,180	16,514,808	16,833,988	(11,158,128)	5,675,860	—
Hampshire Place	Los Angeles, CA	1989	259	10,806,000	30,335,330	2,061,399	10,806,000	32,396,729	43,202,729	(10,534,087)	32,668,642	—
Heritage Ridge	Lynwood, WA	1999	197	6,895,000	18,983,597	692,162	6,895,000	19,675,759	26,570,759	(6,788,252)	19,782,507	—
Heritage, The	Phoenix, AZ	1995	204	1,209,705	13,136,903	1,533,783	1,209,705	14,670,686	15,880,391	(7,898,088)	7,982,303	—
Heron Pointe	Boynton Beach, FL	1989	192	1,546,700	7,774,676	2,257,726	1,546,700	10,032,402	11,579,102	(5,862,536)	5,716,566	—
High Meadow	Ellington, CT	1975	100	583,679	3,901,774	1,090,107	583,679	4,991,881	5,575,560	(2,211,945)	3,363,615	—
Highland Glen	Westwood, MA	1979	180	2,229,095	16,828,153	2,582,562	2,229,095	19,410,715	21,639,810	(8,691,869)	12,947,941	—
Highland Glen II	Westwood, MA	2007	102	—	19,875,857	127,705	—	20,003,562	20,003,562	(4,417,064)	15,586,498	—
Highlands at Cherry Hill	Cherry Hills, NJ	2002	170	6,800,000	21,459,108	721,505	6,800,000	22,180,613	28,980,613	(6,430,879)	22,549,734	—
Highlands at South Plainfield	South Plainfield, NJ	2000	252	10,080,000	37,526,912	838,515	10,080,000	38,365,427	48,445,427	(10,558,268)	37,887,159	—
Highlands, The	Scottsdale, AZ	1990	272	11,823,840	31,990,970	2,979,673	11,823,840	34,970,643	46,794,483	(10,411,726)	36,382,757	—
Hikari	Los Angeles, CA (G)	2007	128	9,435,760	32,564,240	88,324	9,435,760	32,652,564	42,088,324	(2,734,058)	39,354,266	—
Hudson Crossing	New York, NY (G)	2003	259	23,420,000	70,086,976	1,319,280	23,420,000	71,406,256	94,826,256	(21,008,820)	73,817,436	—
Hudson Pointe	Jersey City, NJ	2003	182	5,350,000	41,114,074	1,815,270	5,350,000	42,929,344	48,279,344	(13,426,393)	34,852,951	—
Hunt Club II	Charlotte, NC	(F)	—	100,000	—	—	100,000	—	100,000	—	100,000	—
Huntington Park	Everett, WA	1991	381	1,597,500	14,367,864	4,453,829	1,597,500	18,821,693	20,419,193	(12,472,448)	7,946,745	—
Indian Bend	Scottsdale, AZ	1973	278	1,075,700	9,900,330	3,365,023	1,075,700	13,265,353	14,341,053	(8,998,786)	5,342,267	—
Iron Horse Park	Pleasant Hill, CA	1973	252	15,000,000	24,335,549	7,833,581	15,000,000	32,169,130	47,169,130	(11,452,261)	35,716,869	—
Jia (fka Chinatown Gateway)	Los Angeles, CA (G)	(F)	—	14,791,831	38,203,310	—	14,791,831	38,203,310	52,995,141	—	52,995,141	—
Kenwood Mews	Burbank, CA	1991	141	14,100,000	24,662,883	2,326,483	14,100,000	26,989,366	41,089,366	(7,360,534)	33,728,832	—
Key Isle at Windermere	Ocoee, FL	2000	282	8,460,000	31,761,470	1,584,992	8,460,000	33,346,462	41,806,462	(10,598,954)	31,207,508	—
Key Isle at Windermere II	Ocoee, FL	2008	165	3,306,286	24,519,644	21,547	3,306,286	24,541,191	27,847,477	(3,843,424)	24,004,053	—
Kings Colony (FL)	Miami, FL	1986	480	19,200,000	48,379,586	3,358,871	19,200,000	51,738,457	70,938,457	(16,535,050)	54,403,407	—
La Mirage	San Diego, CA	1988/1992	1,070	28,895,200	95,567,943	17,187,998	28,895,200	112,755,941	141,651,141	(60,753,002)	80,898,139	—
La Mirage IV	San Diego, CA	2001	340	6,000,000	47,449,353	3,967,334	6,000,000	51,416,687	57,416,687	(20,107,727)	37,308,960	—
Laguna Clara	Santa Clara, CA	1972	264	13,642,420	29,707,475	3,986,277	13,642,420	33,693,752	47,336,172	(11,877,090)	35,459,082	—
Lake Buena Vista Combined	Orlando, FL	2000/2002	672	23,520,000	75,068,206	4,377,399	23,520,000	79,445,605	102,965,605	(23,051,890)	79,913,715	—
Landings at Pembroke Lakes	Pembroke Pines, FL	1989	358	17,900,000	24,460,989	5,250,659	17,900,000	29,711,648	47,611,648	(10,597,498)	37,014,150	—
Landings at Port Imperial	W. New York, NJ	1999	276	27,246,045	37,741,050	6,986,943	27,246,045	44,727,993	71,974,038	(19,275,613)	52,698,425	—
Las Colinas at Black Canyon	Phoenix, AZ	2008	304	9,000,000	35,917,811	407,802	9,000,000	36,325,613	45,325,613	(8,178,418)	37,147,195	—
Legacy at Highlands Ranch	Highlands Ranch, CO	1999	422	6,330,000	37,557,013	2,030,961	6,330,000	39,587,974	45,917,974	(12,636,413)	33,281,561	—
Legacy Park Central	Concord, CA	2003	259	6,469,230	46,745,854	1,113,450	6,469,230	47,859,304	54,328,534	(14,033,317)	40,295,217	—
Lexington Farm	Alpharetta, GA	1995	352	3,521,900	22,888,305	2,738,949	3,521,900	25,627,254	29,149,154	(13,144,265)	16,004,889	—
Little Cottonwoods	Tempe, AZ	1984	379	3,049,133	26,991,689	5,116,785	3,049,133	32,108,474	35,157,607	(16,979,333)	18,178,274	—
Longacre House	New York, NY (G)	2000	293	73,170,045	53,962,510	1,002,447	73,170,045	54,964,957	128,135,002	(12,370,230)	115,764,772	—
Longfellow Place	Boston, MA (G)	1975	710	53,164,160	185,610,210	68,694,424	53,164,160	254,304,634	307,468,794	(119,111,846)	188,356,948	—
Longwood	Decatur, GA	1992	268	1,454,048	13,087,393	2,124,966	1,454,048	15,212,359	16,666,407	(9,987,844)	6,678,563	—
Mantena	New York, NY (G)	2012	98	22,346,513	61,653,487	5,835	22,346,513	61,659,322	84,005,835	(1,532,832)	82,473,003	—
Mariners Wharf	Orange Park, FL	1989	272	1,861,200	16,744,951	3,664,192	1,861,200	20,409,143	22,270,343	(11,393,039)	10,877,304	—
Market Street Landing	Seattle, WA	(F)	—	12,542,418	25,777,026	—	12,542,418	25,777,026	38,319,444	—	38,319,444	—
Marquessa	Corona Hills, CA	1992	336	6,888,500	21,604,584	2,936,753	6,888,500	24,541,337	31,429,837	(13,567,993)	17,861,844	—
Martine, The	Bellevue, WA	1984	67	3,200,000	9,616,264	2,695,117	3,200,000	12,311,381	15,511,381	(3,472,519)	12,038,862	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Midtown 24	Plantation, FL (G)	2010	247	10,129,900	58,770,100	973,238	10,129,900	59,743,338	69,873,238	(5,787,079)	64,086,159	—
Milano Lofts	Los Angeles, CA (G)	1925/2006	99	8,125,216	27,378,784	41,701	8,125,216	27,420,485	35,545,701	(967,630)	34,578,071	—
Millikan	Irvine, CA	(F)	—	10,743,027	2,579,535	—	10,743,027	2,579,535	13,322,562	—	13,322,562	—
Mission Bay	Orlando, FL	1991	304	2,432,000	21,623,560	3,212,827	2,432,000	24,836,387	27,268,387	(12,760,346)	14,508,041	—
Mission Bay-Block 13	San Francisco, CA	(F)	—	32,855,115	8,197,322	—	32,855,115	8,197,322	41,052,437	—	41,052,437	—
Mission Verde, LLC	San Jose, CA	1986	108	5,190,700	9,679,109	3,291,432	5,190,700	12,970,541	18,161,241	(7,127,846)	11,033,395	—
Morningside	Scottsdale, AZ	1989	160	670,470	12,607,976	1,848,593	670,470	14,456,569	15,127,039	(7,837,012)	7,290,027	—
Mosaic at Largo Station	Hyattsville, MD	2008	242	4,120,800	42,477,297	460,542	4,120,800	42,937,839	47,058,639	(8,013,492)	39,045,147	—
Mozaic at Union Station	Los Angeles, CA	2007	272	8,500,000	52,529,446	1,195,354	8,500,000	53,724,800	62,224,800	(13,012,582)	49,212,218	—
New River Cove	Davie, FL	1999	316	15,800,000	46,142,895	1,343,769	15,800,000	47,486,664	63,286,664	(14,262,218)	49,024,446	—
Northampton 1	Largo, MD	1977	344	1,843,200	17,518,161	6,276,106	1,843,200	23,794,267	25,637,467	(16,077,097)	9,560,370	—
Northampton 2	Largo, MD	1988	276	1,513,500	14,257,210	4,037,606	1,513,500	18,294,816	19,808,316	(12,066,075)	7,742,241	—
Northglen	Valencia, CA	1988	234	9,360,000	20,778,553	1,888,759	9,360,000	22,667,312	32,027,312	(9,931,177)	22,096,135	—
Northlake (MD)	Germantown, MD	1985	304	15,000,000	23,142,302	10,139,271	15,000,000	33,281,573	48,281,573	(13,418,251)	34,863,322	—
Northridge	Pleasant Hill, CA	1974	221	5,527,800	14,691,705	9,627,638	5,527,800	24,319,343	29,847,143	(12,360,184)	17,486,959	—
Oak Mill I	Germantown, MD	1984	208	10,000,000	13,155,522	7,424,527	10,000,000	20,580,049	30,580,049	(8,600,153)	21,979,896	—
Oak Park North	Agoura Hills, CA	1990	220	1,706,900	15,362,666	3,868,037	1,706,900	19,230,703	20,937,603	(11,198,439)	9,739,164	—
Oak Park South	Agoura Hills, CA	1989	224	1,683,800	15,154,608	3,913,374	1,683,800	19,067,982	20,751,782	(11,171,569)	9,580,213	—
Oaks at Falls Church	Falls Church, VA	1966	176	20,240,000	20,152,616	3,675,805	20,240,000	23,828,421	44,068,421	(7,774,342)	36,294,079	—
Ocean Crest	Solana Beach, CA	1986	146	5,111,200	11,910,438	2,279,108	5,111,200	14,189,546	19,300,746	(7,615,611)	11,685,135	—
Ocean Walk	Key West, FL	1990	297	2,838,749	25,545,009	3,492,832	2,838,749	29,037,841	31,876,590	(15,788,732)	16,087,858	—
Orchard Ridge	Lynnwood, WA	1988	104	480,600	4,372,033	1,416,465	480,600	5,788,498	6,269,098	(3,731,392)	2,537,706	—
Palm Trace Landings	Davie, FL	1995	768	38,400,000	105,693,432	3,667,268	38,400,000	109,360,700	147,760,700	(32,542,144)	115,218,556	—
Panther Ridge	Federal Way, WA	1980	260	1,055,800	9,506,117	2,140,710	1,055,800	11,646,827	12,702,627	(6,713,735)	5,988,892	—
Parc 77	New York, NY (G)	1903	137	40,504,000	18,025,679	4,589,070	40,504,000	22,614,749	63,118,749	(7,304,745)	55,814,004	—
Parc Cameron	New York, NY (G)	1927	166	37,600,000	9,855,597	5,715,000	37,600,000	15,570,597	53,170,597	(6,182,777)	46,987,820	—
Parc Coliseum	New York, NY (G)	1910	177	52,654,000	23,045,751	7,389,493	52,654,000	30,435,244	83,089,244	(9,968,139)	73,121,105	—
Parc East Towers	New York, NY (G)	1977	324	102,163,000	108,989,402	6,303,791	102,163,000	115,293,193	217,456,193	(27,730,132)	189,726,061	—
Park at Turtle Run, The	Coral Springs, FL	2001	257	15,420,000	36,064,629	1,138,034	15,420,000	37,202,663	52,622,663	(12,013,061)	40,609,602	—
Park West (CA)	Los Angeles, CA	1987/1990	444	3,033,500	27,302,383	5,986,542	3,033,500	33,288,925	36,322,425	(20,597,273)	15,725,152	—
Parkfield	Denver, CO	2000	476	8,330,000	28,667,617	2,635,179	8,330,000	31,302,796	39,632,796	(13,637,129)	25,995,667	—
Parkside	Union City, CA	1979	208	6,246,700	11,827,453	3,773,395	6,246,700	15,600,848	21,847,548	(8,946,852)	12,900,696	—
Pegasus	Los Angeles, CA (G)	1949/2003	322	18,094,052	81,905,948	1,010,419	18,094,052	82,916,367	101,010,419	(8,883,859)	92,126,560	—
Phillips Park	Wellesley, MA	1988	49	816,922	5,460,955	1,006,754	816,922	6,467,709	7,284,631	(3,029,012)	4,255,619	—
Playa Pacifica	Hermosa Beach,CA	1972	285	35,100,000	33,473,822	7,816,545	35,100,000	41,290,367	76,390,367	(14,648,914)	61,741,453	—
Portofino	Chino Hills, CA	1989	176	3,572,400	14,660,994	3,163,077	3,572,400	17,824,071	21,396,471	(9,213,621)	12,182,850	—
Portofino (Val)	Valencia, CA	1989	216	8,640,000	21,487,126	2,535,302	8,640,000	24,022,428	32,662,428	(10,638,272)	22,024,156	—
Portside Towers	Jersey City, NJ (G)	1992-1997	527	22,487,006	96,842,913	17,976,757	22,487,006	114,819,670	137,306,676	(56,764,558)	80,542,118	—
Preserve at Deer Creek	Deerfield Beach, FL	1997	540	13,500,000	60,011,208	7,352,553	13,500,000	67,363,761	80,863,761	(21,754,541)	59,109,220	—
Prime, The	Arlington, VA	2002	256	32,000,000	64,436,539	793,019	32,000,000	65,229,558	97,229,558	(16,925,622)	80,303,936	—
Promenade at Aventura	Aventura, FL	1995	296	13,320,000	30,353,748	5,730,061	13,320,000	36,083,809	49,403,809	(15,402,153)	34,001,656	—
Promenade at Town Center I	Valencia, CA	2001	294	14,700,000	35,390,279	2,077,005	14,700,000	37,467,284	52,167,284	(12,733,454)	39,433,830	—
Promenade at Town Center II	Valencia, CA	2001	270	13,500,000	34,405,636	1,866,780	13,500,000	36,272,416	49,772,416	(12,208,570)	37,563,846	—
Promenade at Wyndham Lakes	Coral Springs, FL	1998	332	6,640,000	26,743,760	4,847,063	6,640,000	31,590,823	38,230,823	(13,633,783)	24,597,040	—
Promenade Terrace	Corona, CA	1990	330	2,272,800	20,546,289	5,449,007	2,272,800	25,995,296	28,268,096	(15,684,738)	12,583,358	—
Promontory Pointe I & II	Phoenix, AZ	1984/1996	424	2,355,509	30,421,840	4,007,789	2,355,509	34,429,629	36,785,138	(18,808,607)	17,976,531	—
Prospect Towers	Hackensack, NJ	1995	157	3,926,600	31,674,675	4,376,379	3,926,600	36,051,054	39,977,654	(16,205,927)	23,771,727	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Prospect Towers II	Hackensack, NJ	2002	203	4,500,000	40,617,715	3,929,623	4,500,000	44,547,338	49,047,338	(14,091,202)	34,956,136	—
Red 160 (fka Redmond Way)	Redmond , WA (G)	2011	250	15,546,376	65,320,310	346,281	15,546,376	65,666,591	81,212,967	(4,144,236)	77,068,731	—
Red Road Commons	Miami, FL (G)	2009	404	27,383,547	99,656,440	559,718	27,383,547	100,216,158	127,599,705	(10,565,079)	117,034,626	—
Regency Palms	Huntington Beach, CA	1969	310	1,857,400	16,713,254	5,000,624	1,857,400	21,713,878	23,571,278	(13,274,225)	10,297,053	—
Registry	Northglenn, CO	1986	208	2,000,000	10,925,007	259,859	2,000,000	11,184,866	13,184,866	(2,566,137)	10,618,729	—
Renaissance Villas	Berkeley, CA (G)	1998	34	2,458,000	4,542,000	100,280	2,458,000	4,642,280	7,100,280	(997,805)	6,102,475	—
Reserve at Ashley Lake	Boynton Beach, FL	1990	440	3,520,400	23,332,494	6,350,302	3,520,400	29,682,796	33,203,196	(16,035,666)	17,167,530	—
Reserve at Town Center II (WA)	Mill Creek, WA	2009	100	4,310,418	17,165,442	38,373	4,310,418	17,203,815	21,514,233	(1,876,908)	19,637,325	—
Reserve at Town Center III	Mill Creek, WA	(F)	—	2,089,388	3,490,084	—	2,089,388	3,490,084	5,579,472	—	5,579,472	—
Residences at Bayview	Pompano Beach, FL (G)	2004	225	5,783,545	39,334,455	752,433	5,783,545	40,086,888	45,870,433	(5,299,161)	40,571,272	—
Retreat, The	Phoenix, AZ	1999	480	3,475,114	27,265,252	2,976,118	3,475,114	30,241,370	33,716,484	(14,672,647)	19,043,837	—
Reunion at Redmond Ridge (fka Remond Ridge)	Redmond, WA	2008	321	6,975,705	46,175,001	184,695	6,975,705	46,359,696	53,335,401	(8,224,105)	45,111,296	—
Rianna I	Seattle, WA (G)	2000	78	2,268,160	14,864,482	191,086	2,268,160	15,055,568	17,323,728	(2,529,256)	14,794,472	—
Ridgewood Village I&II	San Diego, CA	1997	408	11,809,500	34,004,048	3,421,687	11,809,500	37,425,735	49,235,235	(16,980,968)	32,254,267	—
River Tower	New York, NY (G)	1982	323	118,669,441	98,880,559	2,622,133	118,669,441	101,502,692	220,172,133	(20,197,403)	199,974,730	—
Riverpark	Redmond, WA (G)	2009	319	14,355,000	80,894,049	67,518	14,355,000	80,961,567	95,316,567	(5,035,285)	90,281,282	—
Rivers Bend (CT)	Windsor, CT	1973	373	3,325,517	22,573,825	2,927,622	3,325,517	25,501,447	28,826,964	(11,668,318)	17,158,646	—
Riverview Condominiums	Norwalk, CT	1991	92	2,300,000	7,406,730	2,296,446	2,300,000	9,703,176	12,003,176	(4,819,131)	7,184,045	—
Rosecliff II	Quincy, MA	2005	130	4,922,840	30,202,160	309,921	4,922,840	30,512,081	35,434,921	(2,615,953)	32,818,968	—
Sabal Palm at Lake Buena Vista	Orlando, FL	1988	400	2,800,000	23,687,893	6,464,030	2,800,000	30,151,923	32,951,923	(14,714,652)	18,237,271	—
Sabal Palm at Metrowest II	Orlando, FL	1997	456	4,560,000	33,907,283	3,163,494	4,560,000	37,070,777	41,630,777	(18,621,155)	23,009,622	—
Sabal Pointe	Coral Springs, FL	1995	275	1,951,600	17,570,508	5,371,496	1,951,600	22,942,004	24,893,604	(13,656,091)	11,237,513	—
Sage	Everett, WA	2002	123	2,500,000	12,021,256	509,255	2,500,000	12,530,511	15,030,511	(3,881,499)	11,149,012	—
Sakura Crossing	Los Angeles, CA (G)	2009	230	14,641,990	42,858,010	67,668	14,641,990	42,925,678	57,567,668	(4,308,500)	53,259,168	—
Savannah at Park Place	Atlanta, GA	2001	416	7,696,095	34,034,000	3,030,294	7,696,095	37,064,294	44,760,389	(12,902,641)	31,857,748	—
Savoy at Dayton Station III (fka Savoy III)	Aurora, CO	2012	168	659,165	20,801,301	4,871	659,165	20,806,172	21,465,337	(493,651)	20,971,686	—
Scarborough Square	Rockville, MD	1967	121	1,815,000	7,608,125	2,636,140	1,815,000	10,244,265	12,059,265	(5,777,402)	6,281,863	—
Sedona Ridge	Phoenix, AZ	1989	250	3,750,000	14,750,000	594,723	3,750,000	15,344,723	19,094,723	(3,754,639)	15,340,084	—
Seeley Lake	Lakewood, WA	1990	522	2,760,400	24,845,286	4,919,610	2,760,400	29,764,896	32,525,296	(16,810,786)	15,714,510	—
Seventh & James	Seattle, WA	1992	96	663,800	5,974,803	3,169,294	663,800	9,144,097	9,807,897	(5,556,778)	4,251,119	—
Shadow Creek	Winter Springs, FL	2000	280	6,000,000	21,719,768	1,723,693	6,000,000	23,443,461	29,443,461	(8,121,736)	21,321,725	—
Sheridan Lake Club	Dania Beach, FL	2001	240	12,000,000	23,170,580	1,577,555	12,000,000	24,748,135	36,748,135	(7,699,328)	29,048,807	—
Sheridan Ocean Club combined	Dania Beach, FL	1991	648	18,313,414	47,091,594	15,399,729	18,313,414	62,491,323	80,804,737	(27,296,479)	53,508,258	—
Siena Terrace	Lake Forest, CA	1988	356	8,900,000	24,083,024	4,002,133	8,900,000	28,085,157	36,985,157	(13,747,923)	23,237,234	—
Skycrest	Valencia, CA	1999	264	10,560,000	25,574,457	2,123,434	10,560,000	27,697,891	38,257,891	(12,044,811)	26,213,080	—
Skylark	Union City, CA	1986	174	1,781,600	16,731,916	1,791,961	1,781,600	18,523,877	20,305,477	(9,490,193)	10,815,284	—
Skyline Terrace	Burlingame, CA	1967 & 1987	138	16,836,000	35,414,000	2,475,480	16,836,000	37,889,480	54,725,480	(4,706,514)	50,018,966	—
Skyline Towers	Falls Church, VA (G)	1971	939	78,278,200	91,485,591	29,934,636	78,278,200	121,420,227	199,698,427	(43,347,611)	156,350,816	—
Skyview	Rancho Santa Margarita, CA	1999	260	3,380,000	21,952,863	2,009,739	3,380,000	23,962,602	27,342,602	(11,496,938)	15,845,664	—
Sonoran	Phoenix, AZ	1995	429	2,361,922	31,841,724	3,264,621	2,361,922	35,106,345	37,468,267	(18,709,220)	18,759,047	—
Southwood	Palo Alto, CA	1985	100	6,936,600	14,324,069	2,939,857	6,936,600	17,263,926	24,200,526	(8,779,798)	15,420,728	—
Springbrook Estates	Riverside, CA	(F)	—	18,200,000	—	—	18,200,000	—	18,200,000	—	18,200,000	—
Springs Colony	Altamonte Springs, FL	1986	188	630,411	5,852,157	2,551,306	630,411	8,403,463	9,033,874	(5,810,262)	3,223,612	—
St. Andrews at Winston Park	Coconut Creek, FL	1997	284	5,680,000	19,812,090	3,443,096	5,680,000	23,255,186	28,935,186	(9,387,233)	19,547,953	—
Stoney Creek	Lakewood, WA	1990	231	1,215,200	10,938,134	2,533,940	1,215,200	13,472,074	14,687,274	(7,802,275)	6,884,999	—
Stonybrook	Boynton Beach, FL	2001	264	10,500,000	24,967,638	1,476,723	10,500,000	26,444,361	36,944,361	(8,081,289)	28,863,072	—
Summerset Village II	Chatsworth, CA	(F)	—	260,646	—	—	260,646	—	260,646	—	260,646	—
Summit & Birch Hill	Farmington, CT	1967	186	1,757,438	11,748,112	3,150,829	1,757,438	14,898,941	16,656,379	(7,116,571)	9,539,808	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Sycamore Creek	Scottsdale, AZ	1984	350	3,152,000	19,083,727	3,524,641	3,152,000	22,608,368	25,760,368	(12,645,066)	13,115,302	—
Ten23 (fka 500 West 23rd Street)	New York, NY (G)	2011	111	—	55,094,616	73,313	—	55,167,929	55,167,929	(1,930,538)	53,237,391	—
Terraces, The	San Francisco, CA (G)	1975	117	14,087,610	16,321,570	339,496	14,087,610	16,661,066	30,748,676	(1,669,806)	29,078,870	—
Third Square	Cambridge, MA (G)	2008/2009	471	26,767,171	218,745,109	2,565,835	26,767,171	221,310,944	248,078,115	(31,817,136)	216,260,979	—
Tortuga Bay	Orlando, FL	2004	314	6,280,000	32,121,779	1,197,577	6,280,000	33,319,356	39,599,356	(10,233,609)	29,365,747	—
Toscana	Irvine, CA	1991/1993	563	39,410,000	50,806,072	7,320,599	39,410,000	58,126,671	97,536,671	(26,096,607)	71,440,064	—
Townes at Herndon	Herndon, VA	2002	218	10,900,000	49,216,125	776,855	10,900,000	49,992,980	60,892,980	(14,084,769)	46,808,211	—
Trump Place, 140 Riverside	New York, NY (G)	2003	354	103,539,100	94,082,725	2,566,988	103,539,100	96,649,713	200,188,813	(26,637,468)	173,551,345	—
Trump Place, 160 Riverside	New York, NY (G)	2001	455	139,933,500	190,964,745	7,898,524	139,933,500	198,863,269	338,796,769	(52,832,992)	285,963,777	—
Trump Place, 180 Riverside	New York, NY (G)	1998	516	144,968,250	138,346,681	6,980,980	144,968,250	145,327,661	290,295,911	(40,639,020)	249,656,891	—
Uwajimaya Village	Seattle, WA	2002	176	8,800,000	22,188,288	320,211	8,800,000	22,508,499	31,308,499	(7,306,208)	24,002,291	—
Valencia Plantation	Orlando, FL	1990	194	873,000	12,819,377	2,264,564	873,000	15,083,941	15,956,941	(7,679,299)	8,277,642	—
Vantage Pointe	San Diego, CA (G)	2009	679	9,403,960	190,596,040	3,629,681	9,403,960	194,225,721	203,629,681	(19,966,728)	183,662,953	—
Veridian (fka Silver Spring)	Silver Spring, MD (G)	2009	457	18,539,817	130,407,365	440,675	18,539,817	130,848,040	149,387,857	(16,158,435)	133,229,422	—
Versailles (K-Town)	Los Angeles, CA	2008	225	10,590,975	44,409,025	239,807	10,590,975	44,648,832	55,239,807	(6,926,468)	48,313,339	—
Victor on Venice	Los Angeles, CA (G)	2006	115	10,350,000	35,433,437	237,130	10,350,000	35,670,567	46,020,567	(8,859,582)	37,160,985	—
Villa Solana	Laguna Hills, CA	1984	272	1,665,100	14,985,677	8,132,584	1,665,100	23,118,261	24,783,361	(14,288,430)	10,494,931	—
Village at Bear Creek	Lakewood, CO	1987	472	4,519,700	40,676,390	4,997,870	4,519,700	45,674,260	50,193,960	(24,795,219)	25,398,741	—
Village at Howard Hughes (Lots 1 & 2/3 & 4)	Los Angeles, CA	(F)	—	79,140,504	759,769	—	79,140,504	759,769	79,900,273	—	79,900,273	—
Village at Lakewood	Phoenix, AZ	1988	240	3,166,411	13,859,090	2,489,757	3,166,411	16,348,847	19,515,258	(8,961,390)	10,553,868	—
Vista Del Largo	Mission Viejo, CA	1986-1988	608	4,525,800	40,736,293	14,798,953	4,525,800	55,535,246	60,061,046	(34,665,902)	25,395,144	—
Vista Montana - Residential	San Jose, CA	(F)	—	27,410,280	1,199,671	—	27,410,280	1,199,671	28,609,951	—	28,609,951	—
Vista on Courthouse	Arlington, VA	2008	220	15,550,260	69,449,740	397,975	15,550,260	69,847,715	85,397,975	(10,744,482)	74,653,493	—
Walden Park	Cambridge, MA	1966	232	12,448,888	52,044,448	1,594,732	12,448,888	53,639,180	66,088,068	(5,239,651)	60,848,417	—
Waterford Place (CO)	Thornton, CO	1998	336	5,040,000	29,946,419	1,637,326	5,040,000	31,583,745	36,623,745	(11,886,541)	24,737,204	—
Waterside	Reston, VA	1984	276	20,700,000	27,474,387	8,220,602	20,700,000	35,694,989	56,394,989	(12,496,308)	43,898,681	—
Webster Green	Needham, MA	1985	77	1,418,893	9,485,006	1,114,670	1,418,893	10,599,676	12,018,569	(4,715,170)	7,303,399	—
Welleby Lake Club	Sunrise, FL	1991	304	3,648,000	17,620,879	5,597,514	3,648,000	23,218,393	26,866,393	(11,549,224)	15,317,169	—
West End Apartments (fka Emerson Place/ CRP II)	Boston, MA (G)	2008	310	469,546	163,123,022	494,911	469,546	163,617,933	164,087,479	(27,681,291)	136,406,188	—
West Seattle	Seattle, WA	(F)	—	11,726,305	2,490,247	—	11,726,305	2,490,247	14,216,552	—	14,216,552	—
Westerly at Worldgate	Herndon, VA	1995	320	14,568,000	43,620,057	1,427,763	14,568,000	45,047,820	59,615,820	(10,109,303)	49,506,517	—
Westgate I (fka Westgate Pasadena Apartments)	Pasadena, CA	2010	480	22,898,848	133,521,009	119,567	22,898,848	133,640,576	156,539,424	(9,242,093)	147,297,331	—
Westgate II (fka Westgate Block 2)	Pasadena, CA	(F)	—	17,859,785	44,087,554	—	17,859,785	44,087,554	61,947,339	—	61,947,339	—
Westgate III (fka Westgate Block 1)	Pasadena, CA	(F)	—	12,118,061	8,735,107	—	12,118,061	8,735,107	20,853,168	—	20,853,168	—
Westridge	Tacoma, WA	1987 -1991	714	3,501,900	31,506,082	7,594,870	3,501,900	39,100,952	42,602,852	(22,336,808)	20,266,044	—
Westside Villas I	Los Angeles, CA	1999	21	1,785,000	3,233,254	292,332	1,785,000	3,525,586	5,310,586	(1,566,348)	3,744,238	—
Westside Villas II	Los Angeles, CA	1999	23	1,955,000	3,541,435	179,368	1,955,000	3,720,803	5,675,803	(1,581,322)	4,094,481	—
Westside Villas III	Los Angeles, CA	1999	36	3,060,000	5,538,871	265,521	3,060,000	5,804,392	8,864,392	(2,460,640)	6,403,752	—
Westside Villas IV	Los Angeles, CA	1999	36	3,060,000	5,539,390	273,968	3,060,000	5,813,358	8,873,358	(2,464,903)	6,408,455	—
Westside Villas V	Los Angeles, CA	1999	60	5,100,000	9,224,485	471,533	5,100,000	9,696,018	14,796,018	(4,123,174)	10,672,844	—
Westside Villas VI	Los Angeles, CA	1989	18	1,530,000	3,023,523	262,936	1,530,000	3,286,459	4,816,459	(1,430,776)	3,385,683	—
Westside Villas VII	Los Angeles, CA	2001	53	4,505,000	10,758,900	452,331	4,505,000	11,211,231	15,716,231	(4,173,724)	11,542,507	—
Wimberly at Deerwood	Jacksonville, FL	2000	322	8,000,000	30,057,214	1,762,941	8,000,000	31,820,155	39,820,155	(9,410,511)	30,409,644	—
Winchester Park	Riverside, RI	1972	416	2,822,618	18,868,626	7,266,563	2,822,618	26,135,189	28,957,807	(13,008,087)	15,949,720	—
Winchester Wood	Riverside, RI	1989	62	683,215	4,567,154	1,011,098	683,215	5,578,252	6,261,467	(2,491,362)	3,770,105	—
Windridge (CA)	Laguna Niguel, CA	1989	344	2,662,900	23,985,497	7,370,121	2,662,900	31,355,618	34,018,518	(18,946,445)	15,072,073	—
Windsor at Fair Lakes	Fairfax, VA	1988	250	10,000,000	28,587,109	6,701,806	10,000,000	35,288,915	45,288,915	(12,650,207)	32,638,708	—
Winston, The (FL)	Pembroke Pines, FL	2001/2003	464	18,561,000	49,527,569	2,297,064	18,561,000	51,824,633	70,385,633	(14,329,842)	56,055,791	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Wood Creek (CA)	Pleasant Hill, CA	1987	256	9,729,900	23,009,768	6,108,839	9,729,900	29,118,607	38,848,507	(15,172,018)	23,676,489	—
Woodbridge (CT)	Newington, CT	1968	73	498,377	3,331,548	1,021,950	498,377	4,353,498	4,851,875	(2,034,470)	2,817,405	—
Woodland Park	East Palo Alto, CA (G)	1953	1,812	72,314,518	57,267,661	4,000,424	72,314,518	61,268,085	133,582,603	(14,050,014)	119,532,589	—
Management Business	Chicago, IL	(D)	—	—	—	93,750,517	—	93,750,517	93,750,517	(70,059,419)	23,691,098	—
Operating Partnership	Chicago, IL	(F)	—	—	4,528,494	—	—	4,528,494	4,528,494	—	4,528,494	—
Wholly Owned Unencumbered			73,732	3,731,343,610	9,953,052,315	992,053,562	3,731,343,610	10,945,105,877	14,676,449,487	(3,266,454,538)	11,409,994,949	—
Wholly Owned Encumbered:
4701 Willard Ave	Chevy Chase, MD (G)	1966	512	76,921,130	153,947,682	1,061,755	76,921,130	155,009,437	231,930,567	(11,597,683)	220,332,884	104,556,923
55 West Fifth I & II (fka Townhouse Plaza and Gardens)	San Mateo, CA	1964/1972	241	21,041,710	71,931,323	215,831	21,041,710	72,147,154	93,188,864	(2,686,429)	90,502,435	30,778,664
929 House	Cambridge, MA (G)	1975	127	3,252,993	21,745,595	4,792,140	3,252,993	26,537,735	29,790,728	(11,377,564)	18,413,164	2,464,147
Academy Village	North Hollywood, CA	1989	248	25,000,000	23,593,194	6,492,522	25,000,000	30,085,716	55,085,716	(11,470,719)	43,614,997	20,000,000
Acappella	Pasadena, CA	2002	143	5,839,548	29,360,452	277,755	5,839,548	29,638,207	35,477,755	(3,824,665)	31,653,090	20,389,637
Acton Courtyard	Berkeley, CA (G)	2003	71	5,550,000	15,785,509	126,430	5,550,000	15,911,939	21,461,939	(4,051,110)	17,410,829	9,920,000
Alborada	Fremont, CA	1999	442	24,310,000	59,214,129	2,626,742	24,310,000	61,840,871	86,150,871	(27,444,903)	58,705,968	(I)
Alexander on Ponce	Atlanta, GA	2003	330	9,900,000	35,819,022	1,617,126	9,900,000	37,436,148	47,336,148	(10,925,726)	36,410,422	30,889,928
Arbor Terrace	Sunnyvale, CA	1979	175	9,057,300	18,483,642	2,414,658	9,057,300	20,898,300	29,955,600	(10,784,419)	19,171,181	(K)
Artech Building	Berkeley, CA (G)	2002	21	1,642,000	9,152,518	108,579	1,642,000	9,261,097	10,903,097	(2,117,964)	8,785,133	3,200,000
Artisan Square	Northridge, CA	2002	140	7,000,000	20,537,359	805,318	7,000,000	21,342,677	28,342,677	(7,724,759)	20,617,918	22,779,715
Avanti	Anaheim, CA	1987	162	12,960,000	18,497,683	1,168,149	12,960,000	19,665,832	32,625,832	(5,822,854)	26,802,978	18,169,458
Bachenheimer Building	Berkeley, CA (G)	2004	44	3,439,000	13,866,379	76,376	3,439,000	13,942,755	17,381,755	(3,327,186)	14,054,569	8,585,000
Bella Vista Apartments at Boca Del Mar	Boca Raton, FL	1985	392	11,760,000	20,190,252	14,210,692	11,760,000	34,400,944	46,160,944	(17,113,970)	29,046,974	26,134,010
Berkeleyan	Berkeley, CA (G)	1998	56	4,377,000	16,022,110	301,952	4,377,000	16,324,062	20,701,062	(4,008,100)	16,692,962	8,290,000
Brookside (CO)	Boulder, CO	1993	144	3,600,400	10,211,159	2,457,688	3,600,400	12,668,847	16,269,247	(6,141,451)	10,127,796	(K)
Canterbury	Germantown, MD	1986	544	2,781,300	32,942,531	14,663,505	2,781,300	47,606,036	50,387,336	(29,231,534)	21,155,802	31,680,000
Cape House I	Jacksonville, FL	1998	240	4,800,000	22,484,240	699,067	4,800,000	23,183,307	27,983,307	(7,222,093)	20,761,214	13,325,916
Cape House II	Jacksonville, FL	1998	240	4,800,000	22,229,836	1,882,338	4,800,000	24,112,174	28,912,174	(7,720,133)	21,192,041	12,705,475
Carmel Terrace	San Diego, CA	1988-1989	384	2,288,300	20,596,281	10,197,424	2,288,300	30,793,705	33,082,005	(19,654,063)	13,427,942	(J)
Cascade at Landmark	Alexandria, VA	1990	277	3,603,400	19,657,554	8,058,058	3,603,400	27,715,612	31,319,012	(15,450,921)	15,868,091	31,921,089
Chelsea Square	Redmond, WA	1991	113	3,397,100	9,289,074	1,650,412	3,397,100	10,939,486	14,336,586	(5,456,865)	8,879,721	(K)
Church Corner	Cambridge, MA (G)	1987	85	5,220,000	16,744,643	1,461,569	5,220,000	18,206,212	23,426,212	(5,666,620)	17,759,592	12,000,000
Cierra Crest	Denver, CO	1996	480	4,803,100	34,894,898	4,883,250	4,803,100	39,778,148	44,581,248	(21,390,229)	23,191,019	(K)
City Pointe	Fullerton, CA (G)	2004	183	6,863,792	36,476,208	549,414	6,863,792	37,025,622	43,889,414	(5,887,612)	38,001,802	22,530,961
CityView at Longwood	Boston, MA (G)	1970	295	14,704,898	79,195,102	6,560,442	14,704,898	85,755,544	100,460,442	(9,856,238)	90,604,204	25,604,094
Clarendon, The	Arlington, VA (G)	2005	292	30,400,340	103,824,660	992,382	30,400,340	104,817,042	135,217,382	(10,223,134)	124,994,248	45,588,729
Colorado Pointe	Denver, CO	2006	193	5,790,000	28,815,607	520,224	5,790,000	29,335,831	35,125,831	(8,636,396)	26,489,435	(J)
Copper Canyon	Highlands Ranch, CO	1999	222	1,442,212	16,251,114	1,458,531	1,442,212	17,709,645	19,151,857	(8,646,200)	10,505,657	(J)
Country Brook	Chandler, AZ	1986-1996	396	1,505,219	29,542,535	6,179,246	1,505,219	35,721,781	37,227,000	(18,250,640)	18,976,360	(J)
Creekside (San Mateo)	San Mateo, CA	1985	192	9,606,600	21,193,232	3,217,228	9,606,600	24,410,460	34,017,060	(11,822,291)	22,194,769	(K)
Crescent at Cherry Creek	Denver, CO	1994	216	2,594,000	15,149,470	3,570,821	2,594,000	18,720,291	21,314,291	(9,687,890)	11,626,401	(J)
Deerwood (SD)	San Diego, CA	1990	316	2,082,095	18,739,815	13,582,795	2,082,095	32,322,610	34,404,705	(20,753,292)	13,651,413	(J)
Estates at Maitland Summit	Orlando, FL	1998	272	9,520,000	28,352,160	1,081,473	9,520,000	29,433,633	38,953,633	(9,786,728)	29,166,905	(K)
Estates at Tanglewood	Westminster, CO	2003	504	7,560,000	51,256,538	2,353,728	7,560,000	53,610,266	61,170,266	(16,136,747)	45,033,519	(I)
Fairfield	Stamford, CT (G)	1996	263	6,510,200	39,690,120	5,842,540	6,510,200	45,532,660	52,042,860	(23,653,659)	28,389,201	34,595,000
Fine Arts Building	Berkeley, CA (G)	2004	100	7,817,000	26,462,772	126,659	7,817,000	26,589,431	34,406,431	(6,531,190)	27,875,241	16,215,000
Gaia Building	Berkeley, CA (G)	2000	91	7,113,000	25,623,826	182,302	7,113,000	25,806,128	32,919,128	(6,314,824)	26,604,304	14,630,000
Gateway at Malden Center	Malden, MA (G)	1988	203	9,209,780	25,722,666	8,897,576	9,209,780	34,620,242	43,830,022	(14,086,455)	29,743,567	14,970,000
Glen Meadow	Franklin, MA	1971	288	2,339,330	16,133,588	3,738,664	2,339,330	19,872,252	22,211,582	(9,797,743)	12,413,839	73,023
Glo	Los Angeles, CA (G)	2008	201	16,047,022	48,650,963	79,365	16,047,022	48,730,328	64,777,350	(3,923,877)	60,853,473	31,639,508
Grandeville at River Place	Oviedo, FL	2002	280	6,000,000	23,114,693	2,003,967	6,000,000	25,118,660	31,118,660	(8,753,388)	22,365,272	23,789,381
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Greenwood Park	Centennial, CO	1994	291	4,365,000	38,372,440	1,506,405	4,365,000	39,878,845	44,243,845	(10,442,337)	33,801,508	(K)
Greenwood Plaza	Centennial, CO	1996	266	3,990,000	35,846,708	2,104,789	3,990,000	37,951,497	41,941,497	(10,056,365)	31,885,132	(K)
Harbor Steps	Seattle, WA (G)	2000	738	59,900,000	158,829,432	10,108,872	59,900,000	168,938,304	228,838,304	(47,176,332)	181,661,972	116,707,586
Hathaway	Long Beach, CA	1987	385	2,512,500	22,611,912	6,999,887	2,512,500	29,611,799	32,124,299	(18,254,266)	13,870,033	46,517,800
Heights on Capitol Hill	Seattle, WA (G)	2006	104	5,425,000	21,138,028	156,462	5,425,000	21,294,490	26,719,490	(5,561,995)	21,157,495	28,180,585
Heritage at Stone Ridge	Burlington, MA	2005	180	10,800,000	31,808,335	811,286	10,800,000	32,619,621	43,419,621	(9,708,789)	33,710,832	27,554,850
Heronfield	Kirkland, WA	1990	202	9,245,000	27,017,749	1,390,613	9,245,000	28,408,362	37,653,362	(7,709,518)	29,943,844	(J)
Ivory Wood	Bothell, WA	2000	144	2,732,800	13,888,282	623,037	2,732,800	14,511,319	17,244,119	(4,834,547)	12,409,572	8,020,000
Kelvin Court (fka Alta Pacific)	Irvine, CA	2008	132	10,752,145	34,647,190	120,472	10,752,145	34,767,662	45,519,807	(5,995,083)	39,524,724	26,495,000
La Terrazza at Colma Station	Colma, CA (G)	2005	153	—	41,251,044	527,066	—	41,778,110	41,778,110	(10,146,352)	31,631,758	25,175,000
Liberty Park	Brain Tree, MA	2000	202	5,977,504	26,749,111	2,460,232	5,977,504	29,209,343	35,186,847	(10,761,276)	24,425,571	24,980,280
Liberty Tower	Arlington, VA (G)	2008	235	16,382,822	83,817,078	742,901	16,382,822	84,559,979	100,942,801	(10,769,392)	90,173,409	48,013,044
Lincoln Heights	Quincy, MA	1991	336	5,928,400	33,595,262	10,858,842	5,928,400	44,454,104	50,382,504	(23,578,128)	26,804,376	(K)
Lindley	Encino, CA	2004	129	5,805,000	25,705,000	514,251	5,805,000	26,219,251	32,024,251	(2,872,823)	29,151,428	21,774,431
Longview Place	Waltham, MA	2004	348	20,880,000	90,255,509	2,585,682	20,880,000	92,841,191	113,721,191	(24,878,084)	88,843,107	60,073,423
Market Street Village	San Diego, CA	2006	229	13,740,000	40,757,301	663,637	13,740,000	41,420,938	55,160,938	(10,928,473)	44,232,465	(J)
Marks	Englewood, CO (G)	1987	616	4,928,500	44,622,314	10,289,760	4,928,500	54,912,074	59,840,574	(29,539,822)	30,300,752	19,195,000
Metro on First	Seattle, WA (G)	2002	102	8,540,000	12,209,981	355,218	8,540,000	12,565,199	21,105,199	(3,611,780)	17,493,419	22,843,410
Mill Creek	Milpitas, CA	1991	516	12,858,693	57,168,503	3,411,695	12,858,693	60,580,198	73,438,891	(21,470,962)	51,967,929	69,312,259
Miramar Lakes	Miramar, FL	2003	344	17,200,000	51,487,235	1,841,780	17,200,000	53,329,015	70,529,015	(15,869,408)	54,659,607	(L)
Missions at Sunbow	Chula Vista, CA	2003	336	28,560,000	59,287,595	1,474,195	28,560,000	60,761,790	89,321,790	(18,989,124)	70,332,666	49,466,827
Moda	Seattle, WA (G)	2009	251	12,649,228	36,842,012	575,003	12,649,228	37,417,015	50,066,243	(4,262,856)	45,803,387	(M)
Monte Viejo	Phoenix, AZ	2004	480	12,700,000	45,926,784	1,167,397	12,700,000	47,094,181	59,794,181	(15,568,004)	44,226,177	40,046,245
Montecito	Valencia, CA	1999	210	8,400,000	24,709,146	1,943,224	8,400,000	26,652,370	35,052,370	(11,538,714)	23,513,656	(J)
Montierra (CA)	San Diego, CA	1990	272	8,160,000	29,360,938	6,924,642	8,160,000	36,285,580	44,445,580	(17,100,722)	27,344,858	(J)
Mosaic at Metro	Hyattsville, MD	2008	260	—	59,582,698	225,848	—	59,808,546	59,808,546	(8,905,855)	50,902,691	44,242,551
Mountain Terrace	Stevenson Ranch, CA	1992	510	3,966,500	35,814,995	11,880,404	3,966,500	47,695,399	51,661,899	(26,027,707)	25,634,192	57,428,472
North Pier at Harborside	Jersey City, NJ (I)	2003	297	4,000,159	94,290,590	2,270,783	4,000,159	96,561,373	100,561,532	(29,127,561)	71,433,971	87,104,293
Northpark	Burlingame, CA	1972	510	38,607,000	77,477,449	8,188,935	38,607,000	85,666,384	124,273,384	(12,263,687)	112,009,697	66,848,062
Oak Mill II	Germantown, MD	1985	192	854,133	10,233,947	6,407,089	854,133	16,641,036	17,495,169	(10,175,811)	7,319,358	9,600,000
Oaks	Santa Clarita, CA	2000	520	23,400,000	61,020,438	3,172,779	23,400,000	64,193,217	87,593,217	(22,524,758)	65,068,459	39,300,896
Olde Redmond Place	Redmond, WA	1986	192	4,807,100	14,126,038	4,272,420	4,807,100	18,398,458	23,205,558	(10,211,706)	12,993,852	(K)
Olympus Towers	Seattle, WA (G)	2000	328	14,752,034	73,335,425	3,733,218	14,752,034	77,068,643	91,820,677	(24,854,720)	66,965,957	49,875,780
Promenade at Peachtree	Chamblee, GA	2001	406	10,120,250	31,219,739	1,879,804	10,120,250	33,099,543	43,219,793	(11,135,840)	32,083,953	(J)
Providence	Bothell, WA	2000	200	3,573,621	19,055,505	649,064	3,573,621	19,704,569	23,278,190	(6,712,762)	16,565,428	(I)
Reserve at Clarendon Centre, The	Arlington, VA (G)	2003	252	10,500,000	52,812,935	3,274,267	10,500,000	56,087,202	66,587,202	(18,267,935)	48,319,267	(J)
Reserve at Eisenhower, The	Alexandria, VA	2002	226	6,500,000	34,585,060	1,269,401	6,500,000	35,854,461	42,354,461	(12,633,606)	29,720,855	(J)
Reserve at Empire Lakes	Rancho Cucamonga, CA	2005	467	16,345,000	73,080,670	1,720,059	16,345,000	74,800,729	91,145,729	(20,699,538)	70,446,191	(I)
Reserve at Fairfax Corner	Fairfax, VA	2001	652	15,804,057	63,129,051	3,830,832	15,804,057	66,959,883	82,763,940	(24,763,444)	58,000,496	84,778,875
Reserve at Potomac Yard	Alexandria, VA	2002	588	11,918,917	68,862,641	5,048,808	11,918,917	73,911,449	85,830,366	(23,292,875)	62,537,491	66,470,000
Reserve at Town Center (WA)	Mill Creek, WA	2001	389	10,369,400	41,172,081	1,984,196	10,369,400	43,156,277	53,525,677	(13,983,352)	39,542,325	29,160,000
Rianna II	Seattle, WA (G)	2002	78	2,161,840	14,433,614	63,293	2,161,840	14,496,907	16,658,747	(2,395,149)	14,263,598	10,102,987
Rockingham Glen	West Roxbury, MA	1974	143	1,124,217	7,515,160	1,873,296	1,124,217	9,388,456	10,512,673	(4,475,844)	6,036,829	1,110,388
Rolling Green (Amherst)	Amherst, MA	1970	204	1,340,702	8,962,317	3,729,768	1,340,702	12,692,085	14,032,787	(6,558,871)	7,473,916	1,820,672
Rolling Green (Milford)	Milford, MA	1970	304	2,012,350	13,452,150	4,991,894	2,012,350	18,444,044	20,456,394	(8,987,510)	11,468,884	2,136,972
Savannah Lakes	Boynton Beach, FL	1991	466	7,000,000	30,263,310	6,874,423	7,000,000	37,137,733	44,137,733	(14,707,744)	29,429,989	38,440,808
Savannah Midtown	Atlanta, GA	2000	322	7,209,873	29,371,164	2,886,793	7,209,873	32,257,957	39,467,830	(11,031,647)	28,436,183	17,800,000
Savoy at Dayton Station I & II (fka Savoy I)	Aurora, CO	2001	444	5,450,295	38,765,670	2,866,964	5,450,295	41,632,634	47,082,929	(14,134,433)	32,948,496	(K)

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Sheffield Court	Arlington, VA	1986	597	3,342,381	31,337,332	11,837,473	3,342,381	43,174,805	46,517,186	(25,591,749)	20,925,437	(K)
Sonata at Cherry Creek	Denver, CO	1999	183	5,490,000	18,130,479	1,441,097	5,490,000	19,571,576	25,061,576	(8,409,698)	16,651,878	21,776,367
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997	300	7,503,400	24,048,507	1,768,695	7,503,400	25,817,202	33,320,602	(13,328,413)	19,992,189	(K)
South Winds	Fall River, MA	1971	404	2,481,821	16,780,359	4,484,858	2,481,821	21,265,217	23,747,038	(10,380,323)	13,366,715	3,315,913
Stonegate (CO)	Broomfield, CO	2003	350	8,750,000	32,950,375	2,950,758	8,750,000	35,901,133	44,651,133	(11,460,761)	33,190,372	(I)
Stoney Ridge	Dale City, VA	1985	264	8,000,000	24,147,091	5,550,155	8,000,000	29,697,246	37,697,246	(10,749,305)	26,947,941	14,329,477
Summerset Village	Chatsworth, CA	1985	280	2,629,804	23,670,889	5,392,452	2,629,804	29,063,341	31,693,145	(16,036,741)	15,656,404	38,039,912
Summit at Lake Union	Seattle, WA	1995 -1997	150	1,424,700	12,852,461	4,033,614	1,424,700	16,886,075	18,310,775	(9,120,808)	9,189,967	(K)
Sunforest	Davie, FL	1989	494	10,000,000	32,124,850	4,773,222	10,000,000	36,898,072	46,898,072	(14,182,647)	32,715,425	(K)
Sunforest II	Davie, FL	(F)	—	—	355,718	—	—	355,718	355,718	—	355,718	(K)
Talleyrand	Tarrytown, NY	1997-1998	300	12,000,000	49,838,160	3,921,135	12,000,000	53,759,295	65,759,295	(21,857,136)	43,902,159	35,000,000
Teresina	Chula Vista, CA	2000	440	28,600,000	61,916,670	2,124,429	28,600,000	64,041,099	92,641,099	(18,916,638)	73,724,461	42,711,912
Touriel Building	Berkeley, CA (G)	2004	35	2,736,000	7,810,027	146,325	2,736,000	7,956,352	10,692,352	(2,017,170)	8,675,182	5,050,000
Town Square at Mark Center I (fka Millbrook I)	Alexandria, VA	1996	406	24,360,000	86,178,714	2,656,749	24,360,000	88,835,463	113,195,463	(25,894,801)	87,300,662	77,353,222
Town Square at Mark Center Phase II	Alexandria, VA	2001	272	15,568,464	55,029,607	362,128	15,568,464	55,391,735	70,960,199	(8,064,284)	62,895,915	44,328,445
Tradition at Alafaya	Oviedo, FL	2006	253	7,590,000	31,881,505	509,046	7,590,000	32,390,551	39,980,551	(10,140,996)	29,839,555	(J)
Tuscany at Lindbergh	Atlanta, GA	2001	324	9,720,000	40,874,023	2,004,881	9,720,000	42,878,904	52,598,904	(14,424,459)	38,174,445	29,826,475
Uptown Square	Denver, CO (G)	1999/2001	696	17,492,000	100,696,541	2,796,860	17,492,000	103,493,401	120,985,401	(31,715,087)	89,270,314	99,190,116
Versailles	Woodland Hills, CA	1991	253	12,650,000	33,656,292	4,596,760	12,650,000	38,253,052	50,903,052	(14,048,807)	36,854,245	30,372,953
Via Ventura	Scottsdale, AZ	1980	328	1,351,786	13,382,006	8,275,544	1,351,786	21,657,550	23,009,336	(15,714,893)	7,294,443	(J)
Vintage	Ontario, CA	2005-2007	300	7,059,230	47,677,762	317,138	7,059,230	47,994,900	55,054,130	(12,659,564)	42,394,566	33,000,000
Warwick Station	Westminster, CO	1986	332	2,274,121	21,113,974	3,260,943	2,274,121	24,374,917	26,649,038	(13,454,735)	13,194,303	8,355,000
Westwood Glen	Westwood, MA	1972	156	1,616,505	10,806,004	1,944,100	1,616,505	12,750,104	14,366,609	(5,538,830)	8,827,779	45,194
Whisper Creek	Denver, CO	2002	272	5,310,000	22,998,558	1,153,349	5,310,000	24,151,907	29,461,907	(7,741,554)	21,720,353	13,580,000
Woodlake (WA)	Kirkland, WA	1984	288	6,631,400	16,735,484	3,050,123	6,631,400	19,785,607	26,417,007	(10,524,036)	15,892,971	(K)
Woodleaf	Campbell, CA	1984	178	8,550,600	16,988,183	3,462,069	8,550,600	20,450,252	29,000,852	(9,684,687)	19,316,165	17,858,854
Wholly Owned Encumbered			33,124	1,111,832,021	4,225,841,241	379,252,282	1,111,832,021	4,605,093,523	5,716,925,544	(1,486,115,893)	4,230,809,651	2,392,135,994
Partially Owned Unencumbered:
2300 Elliott	Seattle, WA	1992	92	796,800	7,173,725	6,092,622	796,800	13,266,347	14,063,147	(8,767,366)	5,295,781	—
400 Park Avenue South (EQR)	New York, NY	(F)	—	76,292,169	16,082,096	—	76,292,169	16,082,096	92,374,265	—	92,374,265	—
400 Park Avenue South (Toll)	New York, NY	(F)	—	58,090,357	6,354,921	—	58,090,357	6,354,921	64,445,278	—	64,445,278	—
Canyon Ridge	San Diego, CA	1989	162	4,869,448	11,955,063	1,901,202	4,869,448	13,856,265	18,725,713	(7,602,815)	11,122,898	—
Copper Creek	Tempe, AZ	1984	144	1,017,400	9,158,259	2,047,476	1,017,400	11,205,735	12,223,135	(6,469,568)	5,753,567	—
Country Oaks	Agoura Hills, CA	1985	256	6,105,000	29,561,865	3,379,334	6,105,000	32,941,199	39,046,199	(13,229,506)	25,816,693	—
Fox Ridge	Englewood, CO	1984	300	2,490,000	17,522,114	3,894,256	2,490,000	21,416,370	23,906,370	(9,920,955)	13,985,415	—
Hudson Crossing II	New York, NY	(F)	—	5,000,000	—	—	5,000,000	—	5,000,000	—	5,000,000	—
Monterra in Mill Creek	Mill Creek, WA	2003	139	2,800,000	13,255,122	338,019	2,800,000	13,593,141	16,393,141	(4,144,398)	12,248,743	—
Preserve at Briarcliff	Atlanta, GA	1994	182	6,370,000	17,766,322	830,627	6,370,000	18,596,949	24,966,949	(5,411,770)	19,555,179	—
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998	136	4,400,000	12,968,002	313,368	4,400,000	13,281,370	17,681,370	(3,953,471)	13,727,899	—
Willow Brook (CA)	Pleasant Hill, CA	1985	228	5,055,000	38,388,672	3,057,695	5,055,000	41,446,367	46,501,367	(13,325,998)	33,175,369	—
Partially Owned Unencumbered			1,639	173,286,174	180,186,161	21,854,599	173,286,174	202,040,760	375,326,934	(72,825,847)	302,501,087	—
Partially Owned Encumbered:
Bellevue Meadows	Bellevue, WA	1983	180	4,507,100	12,574,814	4,203,115	4,507,100	16,777,929	21,285,029	(8,891,561)	12,393,468	16,538,000
Canyon Creek (CA)	San Ramon, CA	1984	268	5,425,000	18,812,121	6,276,196	5,425,000	25,088,317	30,513,317	(10,527,427)	19,985,890	28,200,000
Isle at Arrowhead Ranch	Glendale, AZ	1996	256	1,650,237	19,593,123	1,918,104	1,650,237	21,511,227	23,161,464	(11,451,766)	11,709,698	17,700,000
Lantern Cove	Foster City, CA	1985	232	6,945,000	23,064,976	4,671,523	6,945,000	27,736,499	34,681,499	(11,224,944)	23,456,555	36,455,000
Rosecliff	Quincy, MA	1990	156	5,460,000	15,721,570	2,123,007	5,460,000	17,844,577	23,304,577	(8,282,174)	15,022,403	17,400,000
Schooner Bay I	Foster City, CA	1985	168	5,345,000	20,390,618	4,297,996	5,345,000	24,688,614	30,033,614	(9,829,193)	20,204,421	28,870,000

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Schooner Bay II	Foster City, CA	1985	144	4,550,000	18,064,764	3,954,034	4,550,000	22,018,798	26,568,798	(8,871,676)	17,697,122	26,175,000
Scottsdale Meadows	Scottsdale, AZ	1984	168	1,512,000	11,423,349	1,769,044	1,512,000	13,192,393	14,704,393	(7,271,988)	7,432,405	9,270,000
Surrey Downs	Bellevue, WA	1986	122	3,057,100	7,848,618	2,247,834	3,057,100	10,096,452	13,153,552	(5,160,232)	7,993,320	9,829,000
Virgil Square	Los Angeles, CA	1979	142	5,500,000	15,216,613	1,604,433	5,500,000	16,821,046	22,321,046	(5,313,812)	17,007,234	9,900,000
Partially Owned Encumbered			1,836	43,951,437	162,710,566	33,065,286	43,951,437	195,775,852	239,727,289	(86,824,773)	152,902,516	200,337,000
Portfolio/Entity Encumbrances (1)												1,305,895,707
Total Consolidated Investment in Real Estate			110,331	$5,060,413,242	$14,521,790,283	$1,426,225,729	$5,060,413,242	$15,948,016,012	$21,008,429,254	$(4,912,221,051)	$16,096,208,203	$3,898,368,701
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Sheffield Court	Arlington, VA	1986	597	3,342,381	31,337,332	11,837,473	3,342,381	43,174,805	46,517,186	(25,591,749)	20,925,437	(K)
Sonata at Cherry Creek	Denver, CO	1999	183	5,490,000	18,130,479	1,441,097	5,490,000	19,571,576	25,061,576	(8,409,698)	16,651,878	21,776,367
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997	300	7,503,400	24,048,507	1,768,695	7,503,400	25,817,202	33,320,602	(13,328,413)	19,992,189	(K)
South Winds	Fall River, MA	1971	404	2,481,821	16,780,359	4,484,858	2,481,821	21,265,217	23,747,038	(10,380,323)	13,366,715	3,315,913
Stonegate (CO)	Broomfield, CO	2003	350	8,750,000	32,950,375	2,950,758	8,750,000	35,901,133	44,651,133	(11,460,761)	33,190,372	(I)
Stoney Ridge	Dale City, VA	1985	264	8,000,000	24,147,091	5,550,155	8,000,000	29,697,246	37,697,246	(10,749,305)	26,947,941	14,329,477
Summerset Village	Chatsworth, CA	1985	280	2,629,804	23,670,889	5,392,452	2,629,804	29,063,341	31,693,145	(16,036,741)	15,656,404	38,039,912
Summit at Lake Union	Seattle, WA	1995 -1997	150	1,424,700	12,852,461	4,033,614	1,424,700	16,886,075	18,310,775	(9,120,808)	9,189,967	(K)
Sunforest	Davie, FL	1989	494	10,000,000	32,124,850	4,773,222	10,000,000	36,898,072	46,898,072	(14,182,647)	32,715,425	(K)
Sunforest II	Davie, FL	(F)	—	—	355,718	—	—	355,718	355,718	—	355,718	(K)
Talleyrand	Tarrytown, NY	1997-1998	300	12,000,000	49,838,160	3,921,135	12,000,000	53,759,295	65,759,295	(21,857,136)	43,902,159	35,000,000
Teresina	Chula Vista, CA	2000	440	28,600,000	61,916,670	2,124,429	28,600,000	64,041,099	92,641,099	(18,916,638)	73,724,461	42,711,912
Touriel Building	Berkeley, CA (G)	2004	35	2,736,000	7,810,027	146,325	2,736,000	7,956,352	10,692,352	(2,017,170)	8,675,182	5,050,000
Town Square at Mark Center I (fka Millbrook I)	Alexandria, VA	1996	406	24,360,000	86,178,714	2,656,749	24,360,000	88,835,463	113,195,463	(25,894,801)	87,300,662	77,353,222
Town Square at Mark Center Phase II	Alexandria, VA	2001	272	15,568,464	55,029,607	362,128	15,568,464	55,391,735	70,960,199	(8,064,284)	62,895,915	44,328,445
Tradition at Alafaya	Oviedo, FL	2006	253	7,590,000	31,881,505	509,046	7,590,000	32,390,551	39,980,551	(10,140,996)	29,839,555	(J)
Tuscany at Lindbergh	Atlanta, GA	2001	324	9,720,000	40,874,023	2,004,881	9,720,000	42,878,904	52,598,904	(14,424,459)	38,174,445	29,826,475
Uptown Square	Denver, CO (G)	1999/2001	696	17,492,000	100,696,541	2,796,860	17,492,000	103,493,401	120,985,401	(31,715,087)	89,270,314	99,190,116
Versailles	Woodland Hills, CA	1991	253	12,650,000	33,656,292	4,596,760	12,650,000	38,253,052	50,903,052	(14,048,807)	36,854,245	30,372,953
Via Ventura	Scottsdale, AZ	1980	328	1,351,786	13,382,006	8,275,544	1,351,786	21,657,550	23,009,336	(15,714,893)	7,294,443	(J)
Vintage	Ontario, CA	2005-2007	300	7,059,230	47,677,762	317,138	7,059,230	47,994,900	55,054,130	(12,659,564)	42,394,566	33,000,000
Warwick Station	Westminster, CO	1986	332	2,274,121	21,113,974	3,260,943	2,274,121	24,374,917	26,649,038	(13,454,735)	13,194,303	8,355,000
Westwood Glen	Westwood, MA	1972	156	1,616,505	10,806,004	1,944,100	1,616,505	12,750,104	14,366,609	(5,538,830)	8,827,779	45,194
Whisper Creek	Denver, CO	2002	272	5,310,000	22,998,558	1,153,349	5,310,000	24,151,907	29,461,907	(7,741,554)	21,720,353	13,580,000
Woodlake (WA)	Kirkland, WA	1984	288	6,631,400	16,735,484	3,050,123	6,631,400	19,785,607	26,417,007	(10,524,036)	15,892,971	(K)
Woodleaf	Campbell, CA	1984	178	8,550,600	16,988,183	3,462,069	8,550,600	20,450,252	29,000,852	(9,684,687)	19,316,165	17,858,854
Wholly Owned Encumbered			33,124	1,111,832,021	4,225,841,241	379,252,282	1,111,832,021	4,605,093,523	5,716,925,544	(1,486,115,893)	4,230,809,651	2,392,135,994
Partially Owned Unencumbered:
2300 Elliott	Seattle, WA	1992	92	796,800	7,173,725	6,092,622	796,800	13,266,347	14,063,147	(8,767,366)	5,295,781	—
400 Park Avenue South (EQR)	New York, NY	(F)	—	76,292,169	16,082,096	—	76,292,169	16,082,096	92,374,265	—	92,374,265	—
400 Park Avenue South (Toll)	New York, NY	(F)	—	58,090,357	6,354,921	—	58,090,357	6,354,921	64,445,278	—	64,445,278	—
Canyon Ridge	San Diego, CA	1989	162	4,869,448	11,955,063	1,901,202	4,869,448	13,856,265	18,725,713	(7,602,815)	11,122,898	—
Copper Creek	Tempe, AZ	1984	144	1,017,400	9,158,259	2,047,476	1,017,400	11,205,735	12,223,135	(6,469,568)	5,753,567	—
Country Oaks	Agoura Hills, CA	1985	256	6,105,000	29,561,865	3,379,334	6,105,000	32,941,199	39,046,199	(13,229,506)	25,816,693	—
Fox Ridge	Englewood, CO	1984	300	2,490,000	17,522,114	3,894,256	2,490,000	21,416,370	23,906,370	(9,920,955)	13,985,415	—
Hudson Crossing II	New York, NY	(F)	—	5,000,000	—	—	5,000,000	—	5,000,000	—	5,000,000	—
Monterra in Mill Creek	Mill Creek, WA	2003	139	2,800,000	13,255,122	338,019	2,800,000	13,593,141	16,393,141	(4,144,398)	12,248,743	—
Preserve at Briarcliff	Atlanta, GA	1994	182	6,370,000	17,766,322	830,627	6,370,000	18,596,949	24,966,949	(5,411,770)	19,555,179	—
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998	136	4,400,000	12,968,002	313,368	4,400,000	13,281,370	17,681,370	(3,953,471)	13,727,899	—
Willow Brook (CA)	Pleasant Hill, CA	1985	228	5,055,000	38,388,672	3,057,695	5,055,000	41,446,367	46,501,367	(13,325,998)	33,175,369	—
Partially Owned Unencumbered			1,639	173,286,174	180,186,161	21,854,599	173,286,174	202,040,760	375,326,934	(72,825,847)	302,501,087	—
Partially Owned Encumbered:
Bellevue Meadows	Bellevue, WA	1983	180	4,507,100	12,574,814	4,203,115	4,507,100	16,777,929	21,285,029	(8,891,561)	12,393,468	16,538,000
Canyon Creek (CA)	San Ramon, CA	1984	268	5,425,000	18,812,121	6,276,196	5,425,000	25,088,317	30,513,317	(10,527,427)	19,985,890	28,200,000
Isle at Arrowhead Ranch	Glendale, AZ	1996	256	1,650,237	19,593,123	1,918,104	1,650,237	21,511,227	23,161,464	(11,451,766)	11,709,698	17,700,000
Lantern Cove	Foster City, CA	1985	232	6,945,000	23,064,976	4,671,523	6,945,000	27,736,499	34,681,499	(11,224,944)	23,456,555	36,455,000
Rosecliff	Quincy, MA	1990	156	5,460,000	15,721,570	2,123,007	5,460,000	17,844,577	23,304,577	(8,282,174)	15,022,403	17,400,000
Schooner Bay I	Foster City, CA	1985	168	5,345,000	20,390,618	4,297,996	5,345,000	24,688,614	30,033,614	(9,829,193)	20,204,421	28,870,000

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Schooner Bay II	Foster City, CA	1985	144	4,550,000	18,064,764	3,954,034	4,550,000	22,018,798	26,568,798	(8,871,676)	17,697,122	26,175,000
Scottsdale Meadows	Scottsdale, AZ	1984	168	1,512,000	11,423,349	1,769,044	1,512,000	13,192,393	14,704,393	(7,271,988)	7,432,405	9,270,000
Surrey Downs	Bellevue, WA	1986	122	3,057,100	7,848,618	2,247,834	3,057,100	10,096,452	13,153,552	(5,160,232)	7,993,320	9,829,000
Virgil Square	Los Angeles, CA	1979	142	5,500,000	15,216,613	1,604,433	5,500,000	16,821,046	22,321,046	(5,313,812)	17,007,234	9,900,000
Partially Owned Encumbered			1,836	43,951,437	162,710,566	33,065,286	43,951,437	195,775,852	239,727,289	(86,824,773)	152,902,516	200,337,000
Portfolio/Entity Encumbrances (1)												1,305,895,707
Total Consolidated Investment in Real Estate			110,331	$5,060,413,242	$14,521,790,283	$1,426,225,729	$5,060,413,242	$15,948,016,012	$21,008,429,254	$(4,912,221,051)	$16,096,208,203	$3,898,368,701

(1)	See attached Encumbrances Reconciliation

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012
NOTES:

(A)	The balance of furniture & fixtures included in the total investment in real estate amount was $1,343,765,180 as of December 31, 2012.

(B)	The cost, net of accumulated depreciation, for Federal Income Tax purposes as of December 31, 2012 was approximately $11.2 billion.

(C)
The life to compute depreciation for building is 30 years, for building improvements ranges from 5 to 15 years, for furniture & fixtures and replacements is 5 to 10 years, and for lease intangibles is the average remaining term of each respective lease.

(D)
This asset consists of various acquisition dates and largely represents furniture, fixtures and equipment, leasehold improvements and capitalized software costs owned by the Management Business, which are generally depreciated over periods ranging from 3 to 7 years.

(E)	Primarily represents capital expenditures for major maintenance and replacements incurred subsequent to each property’s acquisition date.

(F)	Represents land and/or construction-in-progress on projects either held for future development or projects currently under development.

(G)	A portion or all of these properties includes commercial space (retail, parking and/or office space).

(H)	Total properties and units exclude the Military Housing consisting of 2 properties and 5,039 units.

(I)	through (K) See Encumbrances Reconciliation schedule.

(L)	Boot property for Freddie Mac mortgage pool.

(M)	Boot Property for Bond Partnership mortgage pool.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Due to the Company’s ability as general partner to control either through ownership or by contract the Operating Partnership and its subsidiaries, the Operating Partnership and each such subsidiary has been consolidated with the Company for financial reporting purposes, except for two unconsolidated developments and our military housing properties. The consolidated financial statements also include all variable interest entities for which the Company is the primary beneficiary.
Noncontrolling interests represented by EQR's indirect 1% interest in various entities are immaterial and have not been accounted for in the Consolidated Financial Statements of the Operating Partnership. In addition, certain amounts due from EQR for its 1% interest in various entities have not been reflected in the Consolidated Balance Sheets of the Operating Partnership since such amounts are immaterial.

Real Estate Assets And Depreciation Of Investment In Real Estate Policy Text Block
Real Estate Assets and Depreciation of Investment in Real Estate
Effective for business combinations on or after January 1, 2009, an acquiring entity is required to recognize all assets acquired and liabilities assumed in a transaction at the acquisition-date fair value with limited exceptions. In addition, an acquiring entity is required to expense acquisition-related costs as incurred (amounts are included in the other expenses line item in the consolidated statements of operations), value noncontrolling interests at fair value at the acquisition date and expense restructuring costs associated with an acquired business.
The Company allocates the purchase price of properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property, our own analysis of recently acquired and existing comparable properties in our portfolio and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. The Company allocates the purchase price of acquired real estate to various components as follows:

▪	Land - Based on actual purchase price adjusted to fair value (as necessary) if acquired separately or market research/comparables if acquired with an operating property.

▪
Furniture, Fixtures and Equipment - Ranges between $8,000 and $13,000 per apartment unit acquired as an estimate of the fair value of the appliances and fixtures inside an apartment unit. The per-apartment unit amount applied depends on the type of apartment building acquired. Depreciation is calculated on the straight-line method over an estimated useful life of five to ten years.

▪
Lease Intangibles - The Company considers the value of acquired in-place leases and above/below market leases and the amortization period is the average remaining term of each respective acquired lease.

▪
Other Intangible Assets - The Company considers whether it has acquired other intangible assets, including any customer relationship intangibles and the amortization period is the estimated useful life of the acquired intangible asset.

▪	Building - Based on the fair value determined on an “as-if vacant” basis. Depreciation is calculated on the straight-line method over an estimated useful life of thirty years.
Replacements inside an apartment unit such as appliances and carpeting are depreciated over an estimated useful life of five to ten years. Expenditures for ordinary maintenance and repairs are expensed to operations as incurred and significant renovations and improvements that improve and/or extend the useful life of the asset are capitalized over their estimated useful life, generally five to fifteen years. Initial direct leasing costs are expensed as incurred as such expense approximates the deferral and amortization of initial direct leasing costs over the lease terms. Property sales or dispositions are recorded when title transfers to unrelated third parties, contingencies have been removed and sufficient cash consideration has been received by the Company. Upon disposition, the related costs and accumulated depreciation are removed from the respective accounts. Any gain or loss on sale is recognized in accordance with accounting principles generally accepted in the United States.
The Company classifies real estate assets as real estate held for disposition when it is certain a property will be disposed of (see further discussion below).
The Company classifies properties under development and/or expansion and properties in the lease-up phase (including land) as construction-in-progress until construction has been completed and all certificates of occupancy permits have been obtained.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company periodically evaluates its long-lived assets, including its investments in real estate, for indicators of impairment. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions and legal and environmental concerns, as well as the Company’s ability to hold and its intent with regard to each asset. Future events could occur which would cause the Company to conclude that impairment indicators exist and an impairment loss is warranted.
For long-lived assets to be held and used, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, the Company would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.
For long-lived assets to be disposed of, an impairment loss is recognized when the estimated fair value of the asset, less the estimated cost to sell, is less than the carrying amount of the asset measured at the time that the Company has determined it will sell the asset. Long-lived assets held for disposition and the related liabilities are separately reported, with the long-lived assets reported at the lower of their carrying amounts or their estimated fair values, less their costs to sell, and are not depreciated after reclassification to real estate held for disposition.

Cost Capitalization
Cost Capitalization
See the Real Estate Assets and Depreciation of Investment in Real Estate section for a discussion of the Company’s policy with respect to capitalization vs. expensing of fixed asset/repair and maintenance costs. In addition, the Company capitalizes an allocation of the payroll and associated costs of employees directly responsible for and who spend their time on the supervision of major capital and/or renovation projects. These costs are reflected on the balance sheet as an increase to depreciable property.
For all development projects, the Company uses its professional judgment in determining whether such costs meet the criteria for capitalization or must be expensed as incurred. The Company capitalizes interest, real estate taxes and insurance and payroll and associated costs for those individuals directly responsible for and who spend their time on development activities, with capitalization ceasing no later than 90 days following issuance of the certificate of occupancy. These costs are reflected on the balance sheet as construction-in-progress for each specific property. The Company expenses as incurred all payroll costs of on-site employees working directly at our properties, except as noted above on our development properties prior to certificate of occupancy issuance and on specific major renovations at selected properties when additional incremental employees are hired.

During the years ended December 31, 2012, 2011 and 2010, the Company capitalized $14.3 million, $11.6 million and $10.7 million, respectively, of payroll and associated costs of employees directly responsible for and who spend their time on the supervision of development activities as well as major capital and/or renovation projects.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash and cash equivalents at financial institutions. The combined account balances at one or more institutions typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.

Investment Securities
Investment Securities
Investment securities are included in other assets in the consolidated balance sheets. These securities are classified as held-to-maturity and carried at amortized cost if management has the positive intent and ability to hold the securities to maturity. Otherwise, the securities are classified as available-for-sale and carried at estimated fair value with unrealized gains and losses included in accumulated other comprehensive (loss), a separate component of shareholders’ equity/partners' capital.

Deferred Financing Costs
Deferred Financing Costs
Deferred financing costs include fees and costs incurred to obtain the Company’s lines of credit and long-term financings. These costs are amortized over the terms of the related debt. Unamortized financing costs are written off when debt is retired before the maturity date. The accumulated amortization of such deferred financing costs was $32.2 million and $37.7 million at December 31, 2012 and 2011, respectively.

Fair Value of Financial Instruments, Including Derivative Instruments
Fair Value of Financial Instruments, Including Derivative Instruments
The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments. The Company may also use derivatives to manage its exposure to foreign exchange rates (should the Archstone transaction close) or manage commodity prices in the daily operations of the business.
The Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors. When viewed in conjunction with the underlying and offsetting exposure that the derivatives are designed to hedge, the Company has not sustained a material loss from these instruments nor does it anticipate any material adverse effect on its net income or financial position in the future from the use of derivatives.
The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. In addition, fair value adjustments will affect either shareholders’ equity/partners' capital or net income depending on whether the derivative instruments qualify as a hedge for accounting purposes and, if so, the nature of the hedging activity. When the terms of an underlying transaction are modified, or when the underlying transaction is terminated or completed, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market each period. The Company does not use derivatives for trading or speculative purposes.

Revenue Recognition

Revenue Recognition
Rental income attributable to residential leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of an apartment unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis. Fee and asset management revenue and interest income are recorded on an accrual basis.

Share-Based Compensation
Share-Based Compensation
The Company expenses share-based compensation such as restricted shares and share options. Any common share of beneficial interest, $0.01 par value per share (the "Common Shares") issued pursuant to EQR's incentive equity compensation and employee share purchase plans will result in ERPOP issuing units of limited partnership interest ("OP Units") to EQR on a one-for-one basis, with ERPOP receiving the net cash proceeds of such issuances.
The fair value of the option grants are recognized over the requisite service/vesting period of the options. The fair value for the Company's share options was estimated at the time the share options were granted using the Black-Scholes option pricing model with the primary grant in each year having the following weighted average assumptions:

	2012	2011	2010
Expected volatility (1)	27.4%	27.1%	32.4%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.35%	4.56%	4.85%
Risk-free interest rate (4)	0.71%	2.27%	2.29%
Option valuation per share	$8.54	$8.36	$6.18

(1)
Expected volatility – For 2012 and 2011, estimated based on the historical ten-year volatility of EQR's share price measured on a monthly basis. Prior to 2011, estimated based on the historical volatility of EQR's share price, on a monthly basis, for a period matching the expected life of each grant. This change in estimate reflects the Company's belief that the historical ten-year period provides a better estimate of the expected volatility in EQR shares over the expected life of the options.

(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)
Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR's shares in a given year.

(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.
The valuation method and assumptions are the same as those the Company used in accounting for option expense in its consolidated financial statements. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. This model is only one method of valuing options. Because the Company's share options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, the actual value of the options to the recipient may be significantly different.

Income and Other Taxes
Income and Other Taxes
Due to the structure of EQR as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the EQR level. In addition, ERPOP generally is not liable for federal income taxes as the partners recognize their proportionate share of income or loss in their tax returns; therefore no provision for federal income taxes has been made at the ERPOP level. Historically, the Company has generally only incurred certain state and local income, excise and franchise taxes. The Company has elected Taxable REIT Subsidiary (“TRS”) status for certain of its corporate subsidiaries and as a result, these entities will incur both federal and state income taxes on any taxable income of such entities after consideration of any net operating losses.
Deferred tax assets and liabilities applicable to the TRS are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates for which the temporary differences are expected to be recovered or settled. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in earnings in the period enacted. The Company’s deferred tax assets are generally the result of tax affected amortization of goodwill, differing depreciable lives on capitalized assets and the timing of expense recognition for certain accrued liabilities. As of December 31, 2012, the Company has recorded a deferred tax asset of approximately $36.1 million, which is fully offset by a valuation allowance due to the uncertainty in forecasting future TRS taxable income.
The Company provided for income, franchise and excise taxes allocated as follows in the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 (amounts in thousands):

	Year Ended December 31,
	2012	2011	2010
Income and other tax expense (benefit) (1)	$516	$708	$270
Discontinued operations, net (2)	32	(223)	108
Provision for income, franchise and excise taxes (3)	$548	$485	$378

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)
Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.
The Company’s TRSs have approximately $76.4 million of NOL carryforwards available as of January 1, 2013 that will expire between 2028 and 2031.
During the years ended December 31, 2012, 2011 and 2010, the Company’s tax treatment of dividends and distributions were as follows:

	Year Ended December 31,
	2012	2011	2010
Tax treatment of dividends and distributions:
Ordinary dividends	$1.375	$0.667	$0.607
Long-term capital gain	0.253	0.629	0.622
Unrecaptured section 1250 gain	0.152	0.284	0.241
Dividends and distributions declared per
Common Share/Unit outstanding	$1.780	$1.580	$1.470

The cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes as of December 31, 2012 and 2011 was approximately $11.2 billion and $11.4 billion, respectively.

Noncontrolling Interests
Noncontrolling Interests
A noncontrolling interest in a subsidiary (minority interest) is in most cases an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company's equity. In addition, consolidated net income is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net income attributable to the parent and the noncontrolling interest are required to be disclosed on the face of the Consolidated Statements of Operations. See Note 3 for further discussion.
Operating Partnership: Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of OP Units held by the noncontrolling interests by the total OP Units held by the noncontrolling interests and EQR. Issuance of additional Common Shares and OP Units changes the ownership interests of both the noncontrolling interests and EQR. Such transactions and the related proceeds are treated as capital transactions.
Partially Owned Properties: The Company reflects noncontrolling interests in partially owned properties on the balance sheet for the portion of properties consolidated by the Company that are not wholly owned by the Company. The earnings or losses from those properties attributable to the noncontrolling interests are reflected as noncontrolling interests in partially owned properties in the consolidated statements of operations.
Partners' Capital
The "Limited Partners" of ERPOP include various individuals and entities that contributed their properties to ERPOP in exchange for OP Units. The "General Partner" of ERPOP is EQR. Net income is allocated to the Limited Partners based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of OP Units held by the Limited Partners by the total OP Units held by the Limited Partners and the General Partner. Issuance of additional Common Shares and OP Units changes the ownership interests of both the Limited Partners and EQR. Such transactions and the related proceeds are treated as capital transactions.
Redeemable Noncontrolling Interests – Operating Partnership / Redeemable Limited Partners
The Company classifies Redeemable Noncontrolling Interests – Operating Partnership / Redeemable Limited Partners in the mezzanine section of the consolidated balance sheets for the portion of OP Units that EQR is required, either by contract or securities law, to deliver registered Common Shares to the exchanging OP Unit holder. The redeemable noncontrolling interest units / redeemable limited partner units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period.

Use of Estimates
Use of Estimates
In preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Reclassifications

Reclassifications

Certain reclassifications considered necessary for a fair presentation have been made to the prior period financial statements in order to conform to the current year presentation. These reclassifications have not changed the results of operations or equity/capital.

Other
Other

The Company is the controlling partner in various consolidated partnerships owning 19 properties and 3,475 apartment units and various completed and uncompleted development properties having a noncontrolling interest book value of $77.7 million at December 31, 2012. The Company is required to make certain disclosures regarding noncontrolling interests in consolidated limited-life subsidiaries. Of the consolidated entities described above, the Company is the controlling partner in limited-life partnerships owning six properties having a noncontrolling interest deficit balance of $7.4 million. These six partnership agreements contain provisions that require the partnerships to be liquidated through the sale of their assets upon reaching a date specified in each respective partnership agreement. The Company, as controlling partner, has an obligation to cause the property owning partnerships to distribute the proceeds of liquidation to the Noncontrolling Interests in these Partially Owned Properties only to the extent that the net proceeds received by the partnerships from the sale of their assets warrant a distribution based on the partnership agreements. As of December 31, 2012, the Company estimates the value of Noncontrolling Interest distributions for these six properties would have been approximately $34.2 million (“Settlement Value”) had the partnerships been liquidated. This Settlement Value is based on estimated third party consideration realized by the partnerships upon disposition of the six Partially Owned Properties and is net of all other assets and liabilities, including yield maintenance on the mortgages encumbering the properties, that would have been due on December 31, 2012 had those mortgages been prepaid. Due to, among other things, the inherent uncertainty in the sale of real estate assets, the amount of any potential distribution to the Noncontrolling Interests in the Company's Partially Owned Properties is subject to change. To the extent that the partnerships' underlying assets are worth less than the underlying liabilities, the Company has no obligation to remit any consideration to the Noncontrolling Interests in these Partially Owned Properties.
Effective January 1, 2010, in an effort to improve financial standards for transfers of financial assets, more stringent conditions for reporting a transfer of a portion of a financial asset as a sale (e.g. loan participations) are required, the concept of a “qualifying special-purpose entity” and special guidance for guaranteed mortgage securitizations are eliminated, other sale-accounting criteria is clarified and the initial measurement of a transferor’s interest in transferred financial assets is changed. This does not have a material effect on the Company’s consolidated results of operations or financial position.
Effective January 1, 2010, the analysis for identifying the primary beneficiary of a Variable Interest Entity (“VIE”) has been simplified by replacing the previous quantitative-based analysis with a framework that is based more on qualitative judgments. The analysis requires the primary beneficiary of a VIE to be identified as the party that both (a) has the power to direct the activities of a VIE that most significantly impact its economic performance and (b) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. For the Company, these requirements affected only disclosures and had no impact on the Company’s consolidated results of operations or financial position. See Note 6 for further discussion.
Effective January 1, 2011, companies are required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 fair value measurements. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 9 for further discussion.

Effective January 1, 2012, companies are required to separately disclose the amounts and reasons for any transfers of assets and liabilities into and out of Level 1 and Level 2 of the fair value hierarchy. For fair value measurements using significant unobservable inputs (Level 3), companies are required to disclose quantitative information about the significant unobservable inputs used for all Level 3 measurements and a description of the Company's valuation processes in determining fair value. In addition, companies are required to provide a qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in the unobservable inputs disclosed, including the interrelationship between inputs. Companies are also required to disclose information about when the current use of a non-financial asset measured at fair value differs from its highest and best use and the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the notes. This does not have a material effect on the Company's consolidated results of operations or financial position. See Note 9 for further discussion.

Effective January 1, 2013, companies are required to report, in one place, information about reclassifications out of accumulated other comprehensive income ("AOCI"). Companies will also be required to report changes in AOCI balances. For significant items reclassified out of AOCI to net income in their entirety in the same reporting period, reporting is required about the effect of the reclassifications on the respective line items in the statement where net income is presented. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under US GAAP is required in the notes. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.

Effective January 1, 2009, issuers of certain convertible debt instruments that may be settled in cash on conversion were required to separately account for the liability and equity components of the instrument in a manner that reflects each issuer's nonconvertible debt borrowing rate. As the Company was required to apply this retrospectively, the accounting for its $650.0 million 3.85% convertible unsecured notes that were issued in August 2006 with a final maturity in August 2026 was affected. On August 18, 2011, the Company redeemed these notes at par ($482.5 million was outstanding on August 18, 2011) and no premium was paid. The Company recognized $11.8 million and $18.6 million in interest expense related to the stated coupon rate of 3.85% for the years ended December 31, 2011, and 2010, respectively. The amount of the conversion option as of the date of issuance calculated by the Company using a 5.80% effective interest rate was $44.3 million and was amortized to interest expense over the expected life of the convertible notes (through the first put date on August 18, 2011). Total amortization of the cash discount and conversion option discount on the unsecured notes resulted in a reduction to earnings of approximately $5.0 million and $7.8 million, respectively, or $0.02 per share/Unit and $0.03 per share/Unit, respectively, for the years ended December 31, 2011 and 2010. In addition, the Company decreased the January 1, 2009 balance of retained earnings (included in general partner's capital in the Operating Partnership's financial statements) by $27.0 million, decreased the January 1, 2009 balance of notes by $17.3 million and increased the January 1, 2009 balance of paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $44.3 million. The carrying amount of the conversion option remaining in paid in capital (included in general partner's capital in the Operating Partnership's financial statements) was $44.3 million at December 31, 2011. The cash and conversion option discounts were fully amortized at December 31, 2011.

Business (Tables)	12 Months Ended
Dec. 31, 2012
Business [Abstract]
Property/Unit schedule

	Properties	Apartment Units
Wholly Owned Properties	382	106,856
Partially Owned Properties – Consolidated	19	3,475
Military Housing	2	5,039
	403	115,370

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Table Text Block]

	2012	2011	2010
Expected volatility (1)	27.4%	27.1%	32.4%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.35%	4.56%	4.85%
Risk-free interest rate (4)	0.71%	2.27%	2.29%
Option valuation per share	$8.54	$8.36	$6.18

(1)
Expected volatility – For 2012 and 2011, estimated based on the historical ten-year volatility of EQR's share price measured on a monthly basis. Prior to 2011, estimated based on the historical volatility of EQR's share price, on a monthly basis, for a period matching the expected life of each grant. This change in estimate reflects the Company's belief that the historical ten-year period provides a better estimate of the expected volatility in EQR shares over the expected life of the options.

(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)
Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR's shares in a given year.

(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.

Allocation Of Income Franchise And Excise Taxes In Consolidated Statements Of Operations [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
Income and other tax expense (benefit) (1)	$516	$708	$270
Discontinued operations, net (2)	32	(223)	108
Provision for income, franchise and excise taxes (3)	$548	$485	$378

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)
Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.

Tax Treatment Of Dividends And Distributions [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
Tax treatment of dividends and distributions:
Ordinary dividends	$1.375	$0.667	$0.607
Long-term capital gain	0.253	0.629	0.622
Unrecaptured section 1250 gain	0.152	0.284	0.241
Dividends and distributions declared per
Common Share/Unit outstanding	$1.780	$1.580	$1.470

Equity, Capital and Other Interests (Tables)	12 Months Ended
Dec. 31, 2012
Common shares and units rollforward

	2012	2011	2010
Common Shares
Common Shares outstanding at January 1,	297,508,185	290,197,242	279,959,048
Common Shares Issued:
Conversion of Series E Preferred Shares	—	—	328,363
Conversion of Series H Preferred Shares	—	—	32,516
Conversion of OP Units	675,817	341,594	884,472
Issuance of Common Shares	25,023,919	3,866,666	6,151,198
Exercise of share options	1,608,427	2,945,948	2,506,645
Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted share grants, net	128,252	145,616	235,767
Common Shares Other:
Conversion of restricted shares to LTIP Units	—	(101,988)	—
Repurchased and retired	—	—	(58,130)
Common Shares outstanding at December 31,	325,054,654	297,508,185	290,197,242
Units
Units outstanding at January 1,	13,492,543	13,612,037	14,197,969
LTIP Units, net	70,235	120,112	92,892
OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
Conversion of restricted shares to LTIP Units	—	101,988	—
Conversion of OP Units to Common Shares	(675,817)	(341,594)	(884,472)
Units outstanding at December 31,	13,968,758	13,492,543	13,612,037
Total Common Shares and Units outstanding at December 31,	339,023,412	311,000,728	303,809,279
Units Ownership Interest in Operating Partnership	4.1%	4.3%	4.5%
Acquisitions/consolidations – per unit	$61.57	—	$40.09
Acquisitions/consolidations – valuation	$66.6 million	—	$8.2 million

Redeemable Noncontrolling Interest [Table Text Block]

	2012	2011	2010
Balance at January 1,	$416,404	$383,540	$258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Balance at December 31,	$398,372	$416,404	$383,540

Schedule Of Preferred Stock [Table Text Block]

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Share (2)	December 31, 2012	December 31, 2011
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized
8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 0 and 600,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively (3) (4)	06/19/08	$16.20	—	150,000
			$50,000	$200,000

(1)
On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)
Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(3)	The Series N Preferred Shares had a corresponding depositary share that consisted of ten times the number of shares and one-tenth the liquidation value and dividend per share.

(4)
On August 20, 2012, the Company redeemed its Series N Cumulative Redeemable Preferred Shares for cash consideration of $150.0 million plus accrued dividends through the redemption date. As a result of this redemption, the Company recorded the write-off of approximately $5.1 million in original issuance costs as a premium on the redemption of Preferred Shares.

Limited Partner [Member]
Common shares and units rollforward

	2012	2011	2010
General and Limited Partner Units
General and Limited Partner Units outstanding at January 1,	311,000,728	303,809,279	294,157,017
Issued to General Partner:
Conversion of Series E Preference Units	—	—	328,363
Conversion of Series H Preference Units	—	—	32,516
Issuance of OP Units	25,023,919	3,866,666	6,151,198
Exercise of EQR share options	1,608,427	2,945,948	2,506,645
EQR's Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
EQR's restricted share grants, net	128,252	145,616	235,767
Issued to Limited Partners:
LTIP Units, net	70,235	120,112	92,892
OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
OP Units Other:
Repurchased and retired	—	—	(58,130)
General and Limited Partner Units outstanding at December 31,	339,023,412	311,000,728	303,809,279
Limited Partner Units
Limited Partner Units outstanding at January 1,	13,492,543	13,612,037	14,197,969
Limited Partner LTIP Units, net	70,235	120,112	92,892
Limited Partner OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
Conversion of EQR restricted shares to LTIP Units	—	101,988	—
Conversion of Limited Partner OP Units to EQR Common Shares	(675,817)	(341,594)	(884,472)
Limited Partner Units outstanding at December 31,	13,968,758	13,492,543	13,612,037
Limited Partner Units Ownership Interest in Operating Partnership	4.1%	4.3%	4.5%
Limited Partner OP Units Issued:
Acquisitions/consolidations – per unit	$61.57	—	$40.09
Acquisitions/consolidations – valuation	$66.6 million	—	$8.2 million

Redeemable Noncontrolling Interest [Table Text Block]

	2012	2011	2010
Balance at January 1,	$416,404	$383,540	$258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Balance at December 31,	$398,372	$416,404	$383,540

Schedule Of Preferred Stock [Table Text Block]

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Unit (2)	December 31, 2012	December 31, 2011
Preference Units:
8.29% Series K Cumulative Redeemable Preference Units; liquidation value $50 per unit; 1,000,000 units issued and outstanding at December 31, 2012 and December 31, 2011	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preference Units; liquidation value $250 per unit; 0 and 600,000 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively (3) (4)	06/19/08	$16.20	—	150,000
			$50,000	$200,000

(1)
On or after the redemption date, redeemable preference units (Series K and N) may be redeemed for cash at the option of the Operating Partnership, in whole or in part, at a redemption price equal to the liquidation price per unit, plus accrued and unpaid distributions, if any, in conjunction with the concurrent redemption of the corresponding Company Preferred Shares.

(2)
Dividends on all series of Preference Units are payable quarterly at various pay dates. The dividend listed for Series N is a Preference Unit rate and the equivalent depositary unit annual dividend is $1.62 per unit.

(3)	The Series N Preference Units had a corresponding depositary unit that consisted of ten times the number of units and one-tenth the liquidation value and dividend per unit.

(4)
On August 20, 2012, the Operating Partnership redeemed its Series N Cumulative Redeemable Preference Units for cash consideration of $150.0 million plus accrued dividends through the redemption date, in conjunction with the concurrent redemption of the corresponding Company Preferred Shares. As a result of this redemption, the Operating Partnership recorded the write-off of approximately $5.1 million in original issuance costs as a premium on the redemption of Preference Units.

Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate (Tables) [Abstract]
Table of Real Estate Owned

	2012	2011
Land	$4,554,912	$4,367,816
Depreciable property:
Buildings and improvements	14,368,179	14,262,616
Furniture, fixtures and equipment	1,343,765	1,292,124
Projects under development:
Land	210,632	75,646
Construction-in-progress	177,118	84,544
Land held for development:
Land	294,868	299,096
Construction-in-progress	58,955	26,104
Investment in real estate	21,008,429	20,407,946
Accumulated depreciation	(4,912,221)	(4,539,583)
Investment in real estate, net	$16,096,208	$15,868,363

Acquired Properties Table

	Properties	Apartment Units	Purchase Price
Rental Properties – Consolidated	9	1,896	$906,305
Land Parcels (six)	—	—	141,240
Total	9	1,896	$1,047,545

During the year ended December 31, 2011, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties – Consolidated	21	6,198	$1,383,048
Land Parcels (seven) (1) (2)	—	—	202,313
Other (3)	—	—	11,750
Total	21	6,198	$1,597,111

(1)
Includes a vacant land parcel at 400 Park Avenue South in New York City acquired jointly by the Company and Toll Brothers (NYSE: TOL). The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet.

(2)	Includes entry into a long-term ground lease for a land parcel at 170 Amsterdam Avenue in New York City.

(3)	Represents the acquisition of a 97,000 square foot commercial building adjacent to our Harbor Steps apartment property in downtown Seattle for potential redevelopment.

Disposed Properties Table

	Properties	Apartment Units	Sales Price
Rental Properties – Consolidated	47	14,345	$1,482,239
Land Parcel (one) (1)	—	—	22,786
Total	47	14,345	$1,505,025

(1)	Represents the sale of a land parcel, on which the Company no longer planned to develop, in suburban Washington, D.C.

	Properties	Apartment Units	Sales Price
Rental Properties – Consolidated	35	9,012	$1,061,334
Total	35	9,012	$1,061,334

Commitments to Acquire/Dispose of Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Commitments to Acquire Dispose of Real Estate (Tables) [Abstract]
Real Estate to be Acquired Table Text Block

	Properties	Apartment Units	Purchase Price
Land Parcels (three)	—	—	$45,500
Total	—	—	$45,500

Disposed Properties Table Text Block

	Properties	Apartment Units	Sales Price
Rental Properties	50	13,772	$1,983,960
Land Parcel (one)	—	—	29,000
Total	50	13,772	$2,012,960

Investments in Partially Owned Entities (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Partially Owned Entities (Tables) [Abstract]
Partially Owned Property Balance Sheet Schedule [Table Text Block]

	Consolidated			Unconsolidated
	Development Projects
	Held for and/or Under Development (4)	Other	Total	Institutional Joint Ventures (5)

Total projects (1)	—	19	19	—

Total apartment units (1)	—	3,475	3,475	—

Balance sheet information at 12/31/12 (at 100%):
ASSETS
Investment in real estate	$161,820	$453,235	$615,055	$171,041
Accumulated depreciation	—	(159,651)	(159,651)	—
Investment in real estate, net	161,820	293,584	455,404	171,041
Cash and cash equivalents	3,884	17,221	21,105	214
Deposits – restricted	43,609	5	43,614	—
Deferred financing costs, net	—	1,019	1,019	6
Other assets	5,839	171	6,010	22
Total assets	$215,152	$312,000	$527,152	$171,283

LIABILITIES AND EQUITY/CAPITAL
Mortgage notes payable	$—	$200,337	$200,337	$76,634
Accounts payable & accrued expenses	686	693	1,379	6,550
Accrued interest payable	—	782	782	342
Other liabilities	1,238	1,096	2,334	108
Security deposits	—	1,483	1,483	3
Total liabilities	1,924	204,391	206,315	83,637

Noncontrolling Interests – Partially Owned Properties	85,006	(7,318)	77,688	70,428
Company equity/General and Limited Partners' Capital	128,222	114,927	243,149	17,218
Total equity/capital	213,228	107,609	320,837	87,646
Total liabilities and equity/capital	$215,152	$312,000	$527,152	$171,283

Debt – Secured (2):
Company/Operating Partnership Ownership (3)	$—	$159,068	$159,068	$15,327
Noncontrolling Ownership	—	41,269	41,269	61,307
Total (at 100%)	$—	$200,337	$200,337	$76,634

Partially Owned Property Income Statement Schedule [Table Text Block]

	Consolidated			Unconsolidated
	Development Projects
	Held for and/or Under Development (4)	Other	Total	Institutional Joint Ventures (5)
Operating information for the year ended 12/31/12 (at 100%):
Operating revenue	$—	$62,405	$62,405	$7
Operating expenses	170	19,480	19,650	244
Net operating (loss) income	(170)	42,925	42,755	(237)
Depreciation	—	15,346	15,346	—
General and administrative/other	213	157	370	—
Operating (loss) income	(383)	27,422	27,039	(237)
Interest and other income	2	100	102	—
Other expenses	(264)	—	(264)	—
Interest:
Expense incurred, net	—	(9,386)	(9,386)	—
Amortization of deferred financing costs	—	(160)	(160)	—
(Loss) income before income and other taxes and net gain on sales of discontinued operations	(645)	17,976	17,331	(237)
Income and other tax (expense) benefit	(25)	(75)	(100)	—
Net gain on sales of discontinued operations	15	—	15	—
Net (loss) income	$(655)	$17,901	$17,246	$(237)

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.

(2)	All debt is non-recourse to the Company.

(3)	Represents the Company’s/Operating Partnership's current equity ownership interest.

(4)	Includes 400 Park Avenue South in New York City which the Company is jointly developing with Toll Brothers.

(5)
These development projects (Nexus Sawgrass and Domain) are owned 20% by the Company and 80% by an institutional partner in two separate unconsolidated joint ventures. Total project costs are approximately $232.8 million and construction will be predominantly funded with two separate long-term, non-recourse secured loans from the partner. The Company is responsible for constructing the projects and has given certain construction cost overrun guarantees but currently has no further funding obligations. Nexus Sawgrass has a maximum debt commitment of $48.7 million and a current unconsolidated outstanding balance of $29.8 million; the loan bears interest at 5.60% and matures January 1, 2021. Domain has a maximum debt commitment of $98.6 million and a current unconsolidated outstanding balance of $46.9 million; the loan bears interest at 5.75% and matures January 1, 2022.

Deposits - Restricted Deposits - Restricted Summary (Tables)	12 Months Ended
Dec. 31, 2012
Deposits Restricted (Tables) [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]

	December 31, 2012	December 31, 2011
Tax – deferred (1031) exchange proceeds	$152,182	$53,668
Earnest money on pending acquisitions	5,613	7,882
Restricted deposits on debt	—	2,370
Restricted deposits on real estate investments	44,209	43,970
Resident security and utility deposits	44,199	40,403
Other	4,239	3,944
Totals	$250,442	$152,237

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

December 31, 2012 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,329,352	4.625% - 7.57%	5.70%	2013 - 2026
Floating Rate Public/Private Notes (1)	301,523	(1)	1.83%	2013
Totals	$4,630,875

December 31, 2011 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,803,191	4.625% - 7.57%	5.84%	2012 - 2026
Floating Rate Public/Private Notes (1)	806,383	(1)	1.67%	2012 - 2013
Totals	$5,609,574

(1)	At December 31, 2012 and 2011, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.

Aggregate payments of principal on unsecured notes payable

Year	Total (1)
2013	$526,310
2014	586,323
2015	417,812
2016	1,190,538
2017	1,446,576
Thereafter	4,341,101
Net Unamortized Premium	20,584
Total	$8,529,244

(1)	Premiums and discounts are amortized over the life of the debt.

Derivative and Other Fair Value Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative and Other Fair Value Instruments (Tables) [Abstract]
Derivative Instrument Table

	Fair Value Hedges (1)	Forward Starting Swaps (2)
Current Notional Balance	$300,000	$200,000
Lowest Possible Notional	$300,000	$200,000
Highest Possible Notional	$300,000	$200,000
Lowest Interest Rate	2.009%	3.478%
Highest Interest Rate	2.637%	4.695%
Earliest Maturity Date	2013	2023
Latest Maturity Date	2013	2023

Schedule of Location and Amount of Financial Instruments on Balanace Sheet

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in
			Active Markets for	Significant Other	Significant
	Balance Sheet		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	Location	12/31/2012	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other Assets	$1,524	$—	$1,524	$—
Supplemental Executive Retirement Plan	Other Assets	70,655	70,655	—	—
Available-for-Sale Investment Securities	Other Assets	2,214	2,214	—	—
Total		$74,393	$72,869	$1,524	$—

Liabilities
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps	Other Liabilities	$44,050	$—	$44,050	$—
Supplemental Executive Retirement Plan	Other Liabilities	70,655	70,655	—	—
Total		$114,705	$70,655	$44,050	$—

Redeemable Noncontrolling Interests –
Operating Partnership/Redeemable
Limited Partners	Mezzanine	$398,372	$—	$398,372	$—

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in
			Active Markets for	Significant Other	Significant
	Balance Sheet		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	Location	12/31/2011	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other Assets	$8,972	$—	$8,972	$—
Supplemental Executive Retirement Plan	Other Assets	71,426	71,426	—	—
Available-for-Sale Investment Securities	Other Assets	1,550	1,550	—	—
Total		$81,948	$72,976	$8,972	$—

Liabilities
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps	Other Liabilities	$32,278	$—	$32,278	$—
Supplemental Executive Retirement Plan	Other Liabilities	71,426	71,426	—	—
Total		$103,704	$71,426	$32,278	$—

Redeemable Noncontrolling Interests –
Operating Partnership/Redeemable
Limited Partners	Mezzanine	$416,404	$—	$416,404	$—

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

December 31, 2012	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
Type of Fair Value Hedge			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(7,448)	Fixed rate debt	Interest expense	$7,448
Total		$(7,448)			$7,448

December 31, 2011	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
Type of Fair Value Hedge			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(3,549)	Fixed rate debt	Interest expense	$3,549
Total		$(3,549)			$3,549

December 31, 2010	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
Type of Fair Value Hedge			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$7,335	Fixed rate debt	Interest expense	$(7,335)
Total		$7,335			$(7,335)

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

	Effective Portion			Ineffective Portion
December 31, 2012	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Type of Cash Flow Hedge
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(11,772)	Interest expense	$(14,678)	N/A	$—
Total	$(11,772)		$(14,678)		$—

	Effective Portion			Ineffective Portion
December 31, 2011	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Type of Cash Flow Hedge
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(145,090)	Interest expense	$(4,343)	Interest expense	$(170)
Development Interest Rate Swaps/Caps	1,322	Interest expense	—	N/A	—
Total	$(143,768)		$(4,343)		$(170)

	Effective Portion			Ineffective Portion
December 31, 2010	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Type of Cash Flow Hedge
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(68,149)	Interest expense	$(3,338)	N/A	$—
Development Interest Rate Swaps/Caps	2,255	Interest expense	—	N/A	—
Total	$(65,894)		$(3,338)		$—

Available-for-sale Securities [Table Text Block]
The following tables set forth the maturity, amortized cost, gross unrealized gains and losses, book/fair value and interest and other income of the various investment securities held as of December 31, 2012 and 2011, respectively (amounts in thousands):

		Other Assets
December 31, 2012	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Security
Available-for-Sale Investment Securities	N/A	$675	$1,539	$—	$2,214	$—
Total		$675	$1,539	$—	$2,214	$—

		Other Assets
December 31, 2011 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Security
Available-for-Sale Investment Securities	N/A	$675	$875	$—	$1,550	$—
Total		$675	$875	$—	$1,550	$—

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Line Items]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
Numerator for net income per share – basic:
Income (loss) from continuing operations	$211,055	$(24,826)	$(164,135)
Allocation to Noncontrolling Interests – Operating Partnership, net	(8,685)	1,749	8,250
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(844)	(832)	726
Preferred distributions	(10,355)	(13,865)	(14,368)
Premium on redemption of Preferred Shares	(5,152)	—	—
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	186,019	(37,774)	(169,527)
Discontinued operations, net of Noncontrolling Interests	640,193	917,494	438,769
Numerator for net income per share – basic	$826,212	$879,720	$269,242
Numerator for net income per share – diluted (1):
Income from continuing operations	$211,055
Net (income) attributable to Noncontrolling Interests – Partially Owned Properties	(844)
Preferred distributions	(10,355)
Premium on redemption of Preferred Shares	(5,152)
Income from continuing operations available to Common Shares	194,704
Discontinued operations, net	670,149
Numerator for net income per share – diluted (1)	$864,853	$879,720	$269,242
Denominator for net income per share – basic and diluted (1):
Denominator for net income per share – basic	302,701	294,856	282,888
Effect of dilutive securities:
OP Units	13,853
Long-term compensation shares/units	3,212
Denominator for net income per share – diluted (1)	319,766	294,856	282,888
Net income per share – basic	$2.73	$2.98	$0.95
Net income per share – diluted	$2.70	$2.98	$0.95
Net income per share – basic:
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$0.614	$(0.128)	$(0.599)
Discontinued operations, net of Noncontrolling Interests	2.115	3.112	1.551
Net income per share – basic	$2.729	$2.984	$0.952
Net income per share – diluted (1):
Income (loss) from continuing operations available to Common Shares	$0.609	$(0.128)	$(0.599)
Discontinued operations, net	2.096	3.112	1.551
Net income per share – diluted	$2.705	$2.984	$0.952
Distributions declared per Common Share outstanding	$1.78	$1.58	$1.47

(1)
Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2011 and 2010.

Operating Partnership [Member]
Earnings Per Share [Line Items]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
Numerator for net income per Unit – basic and diluted (1):
Income (loss) from continuing operations	$211,055	$(24,826)	$(164,135)
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(844)	(832)	726
Allocation to Preference Units	(10,355)	(13,865)	(14,368)
Allocation to premium on redemption of Preference Units	(5,152)	—	—
Income (loss) from continuing operations available to Units	194,704	(39,523)	(177,777)
Discontinued operations, net	670,149	960,023	460,118
Numerator for net income per Unit – basic and diluted (1)	$864,853	$920,500	$282,341
Denominator for net income per Unit – basic and diluted (1):
Denominator for net income per Unit – basic	316,554	308,062	296,527
Effect of dilutive securities:
Dilution for Units issuable upon assumed exercise/vesting of the Company's long-term compensation shares/units	3,212
Denominator for net income per Unit – diluted (1)	319,766	308,062	296,527
Net income per Unit – basic	$2.73	$2.98	$0.95
Net income per Unit – diluted	$2.70	$2.98	$0.95
Net income per Unit – basic:
Income (loss) from continuing operations available to Units	$0.614	$(0.128)	$(0.599)
Discontinued operations, net	2.115	3.112	1.551
Net income per Unit – basic	$2.729	$2.984	$0.952
Net income per Unit – diluted (1):
Income (loss) from continuing operations available to Units	$0.609	$(0.128)	$(0.599)
Discontinued operations, net	2.096	3.112	1.551
Net income per Unit – diluted	$2.705	$2.984	$0.952
Distributions declared per Unit outstanding	$1.78	$1.58	$1.47

(1)
Potential Units issuable from the assumed exercise/vesting of the Company's long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per Unit calculation as the Operating Partnership had a loss from continuing operations for the years ended December 31, 2011 and 2010.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations (Tables) [Abstract]
Components of discontinued operations

	Year Ended December 31,
	2012	2011	2010
REVENUES
Rental income	$313,452	$431,951	$606,932
Total revenues	313,452	431,951	606,932

EXPENSES (1)
Property and maintenance	69,783	127,276	193,550
Real estate taxes and insurance	27,956	37,745	62,396
Property management	211	266	230
Depreciation	91,108	124,265	167,887
General and administrative	87	55	42
Total expenses	189,145	289,607	424,105

Discontinued operating income	124,307	142,344	182,827

Interest and other income	156	196	1,490
Other expenses	(161)	(348)	(331)
Interest (2):
Expense incurred, net	(2,284)	(7,686)	(20,763)
Amortization of deferred financing costs	(115)	(1,195)	(953)
Income and other tax (expense) benefit	(32)	223	(108)

Discontinued operations	121,871	133,534	162,162
Net gain on sales of discontinued operations	548,278	826,489	297,956

Discontinued operations, net	$670,149	$960,023	$460,118

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.

Share Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share Incentive Plans (Tables) [Abstract]
Compensation information

	Year Ended December 31, 2012
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,014	$922	$8,936	$949
LTIP Units	5,004	303	5,307	234
Share options	10,970	782	11,752	—
ESPP discount	844	121	965	—
Total	$24,832	$2,128	$26,960	$1,183

	Year Ended December 31, 2011
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,041	$1,061	$9,102	$1,121
LTIP Units	3,344	297	3,641	199
Share options	8,711	834	9,545	—
ESPP discount	1,081	113	1,194	—
Total	$21,177	$2,305	$23,482	$1,320

	Year Ended December 31, 2010
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—
Total	$18,875	$2,141	$21,016	$1,472

Award activity of the Share Incentive Plans

	Common Shares Subject to Options	Weighted Average Exercise Price per Option	Restricted Shares	Weighted Average Fair Value per Restricted Share	LTIP Units	Weighted Average Fair Value per LTIP Unit
Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—
Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62
Awards granted (1)	1,491,311	$53.70	170,588	$53.99	223,452	$46.64
Awards exercised/vested (2) (3) (4)	(2,945,950)	$32.27	(258,068)	$38.32	(101,988)	$38.57
Awards forfeited	(41,559)	$35.14	(126,960)	$37.19	(1,352)	$27.79
Awards expired	(16,270)	$44.13	—	—	—	—
Balance at December 31, 2011	8,594,020	$36.81	697,510	$34.17	367,620	$34.80
Awards granted (1)	1,164,484	$60.22	140,980	$60.20	70,235	$57.24
Awards exercised/vested (2) (3) (4)	(1,608,425)	$30.87	(300,809)	$23.79	(152,821)	$21.11
Awards forfeited	(23,795)	$51.55	(12,728)	$46.25	—	—
Awards expired	(11,029)	$35.53	—	—	—	—
Balance at December 31, 2012	8,115,255	$41.31	524,953	$46.81	285,034	$48.41

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2012, 2011 and 2010 was $8.55 per share, $8.18 per share and $6.18 per share, respectively.

(2)
The aggregate intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $46.7 million, $74.8 million and $39.6 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2012, 2011 and 2010 was $18.0 million, $14.0 million and $9.1 million, respectively.

(4)	The fair value of LTIP Units vested during the year ended December 31, 2012 and 2011 was $9.1 million and $5.5 million, respectively.

Information regarding options outstanding and exercisable

	Options Outstanding (1)			Options Exercisable (2)
Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$18.70 to $24.93	1,516,051	5.20	$23.14	1,516,051	$23.14
$24.94 to $31.16	408,342	1.07	$29.21	408,342	$29.21
$31.17 to $37.39	1,559,825	5.50	$32.59	1,128,606	$32.45
$37.40 to $43.62	1,389,121	4.20	$40.46	1,389,121	$40.46
$43.63 to $49.86	61,187	7.55	$48.41	3,992	$45.33
$49.87 to $56.09	1,983,188	7.07	$53.52	891,250	$53.58
$56.10 to $62.32	1,197,541	9.08	$60.18	48,545	$59.33
$18.70 to $62.32	8,115,255	5.92	$41.31	5,385,907	$35.40
Vested and expected to vest as of December 31, 2012	7,801,412	5.82	$40.66

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2012 is $128.4 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2012 is $114.7 million and 4.6 years, respectively.

Employee Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Plans (Tables) [Abstract]
Summary of information regarding the Common Shares issued under the ESPP

	Year Ended December 31,
	2012	2011	2010
	(Amounts in thousands except share and per share amounts)
Shares issued	110,054	113,107	157,363
Issuance price ranges	$46.33 – $51.78	$44.04 – $51.19	$28.26 – $41.16
Issuance proceeds	$5,399	$5,262	$5,112

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of Contractural Obligations [Table Text Block]
The following table summarizes the Company’s contractual obligations for minimum rent payments under operating leases and deferred compensation for the next five years and thereafter as of December 31, 2012:

Payments Due by Year (in thousands)
	2013	2014	2015	2016	2017	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$7,462	$8,862	$9,501	$9,462	$9,415	$691,304	$736,006
Other Long-Term Liabilities:
Deferred Compensation (b)	1,179	1,691	1,691	1,691	1,692	6,529	14,473

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for five properties/parcels.

(b)	Estimated payments to EQR's Chairman, Vice Chairman and two former CEOs based on actual and planned retirement dates.

Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2012
Reportable Segments (Tables) [Abstracts]
Reportable Segments Schedule

	Year Ended December 31, 2012
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$708,009	$386,813	$332,185	$441,911	$—	$1,868,918
Non-same store/other (2) (3)	110,060	54,414	19,853	60,962	(65)	245,224
Properties sold – March YTD 2013 (4)	—	—	—	—	(243,833)	(243,833)
Total rental income	818,069	441,227	352,038	502,873	(243,898)	1,870,309
Operating expenses:
Same store (1)	251,538	127,213	127,279	143,884	—	649,914
Non-same store/other (2) (3)	33,423	24,755	7,550	20,837	3,285	89,850
Properties sold – March YTD 2013 (4)	—	—	—	—	(72,109)	(72,109)
Total operating expenses	284,961	151,968	134,829	164,721	(68,824)	667,655
NOI:
Same store (1)	456,471	259,600	204,906	298,027	—	1,219,004
Non-same store/other (2) (3)	76,637	29,659	12,303	40,125	(3,350)	155,374
Properties sold – March YTD 2013 (4)	—	—	—	—	(171,724)	(171,724)
Total NOI	$533,108	$289,259	$217,209	$338,152	$(175,074)	$1,202,654

Total assets	$6,972,992	$2,953,700	$2,268,805	$3,191,403	$1,814,100	$17,201,000

Capital expenditures	$58,298	$35,650	$27,521	$28,505	$2,854	$152,828

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2011, less properties subsequently sold, which represented 98,577 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2011, plus any properties in lease-up and not stabilized as of January 1, 2011.

(3)	Other includes development and other corporate operations.

(4)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

	Year Ended December 31, 2011
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$671,633	$356,822	$317,205	$425,789	$—	$1,771,449
Non-same store/other (2) (3)	51,566	9,900	14,488	30,539	(3,477)	103,016
Properties sold – March YTD 2013 (4)	—	—	—	—	(229,823)	(229,823)
Total rental income	723,199	366,722	331,693	456,328	(233,300)	1,644,642
Operating expenses:
Same store (1)	245,166	125,008	123,720	144,777	—	638,671
Non-same store/other (2) (3)	14,101	3,946	5,165	12,144	7,326	42,682
Properties sold – March YTD 2013 (4)	—	—	—	—	(71,233)	(71,233)
Total operating expenses	259,267	128,954	128,885	156,921	(63,907)	610,120
NOI:
Same store (1)	426,467	231,814	193,485	281,012	—	1,132,778
Non-same store/other (2) (3)	37,465	5,954	9,323	18,395	(10,803)	60,334
Properties sold – March YTD 2013 (4)	—	—	—	—	(158,590)	(158,590)
Total NOI	$463,932	$237,768	$202,808	$299,407	$(169,393)	$1,034,522

Total assets	$6,550,979	$2,816,078	$2,340,902	$3,238,164	$1,713,180	$16,659,303

Capital expenditures	$51,203	$32,522	$24,813	$27,792	$8,122	$144,452

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2011, less properties subsequently sold, which represented 98,577 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2011, plus any properties in lease-up and not stabilized as of January 1, 2011.

(3)	Other includes development, condominium conversion overhead of $0.4 million and other corporate operations.

(4)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,561	$322,427	$342,080	$412,414	$—	$1,630,482
Non-same store/other (2) (3)	95,493	18,825	9,009	13,587	(3,604)	133,310
Properties sold in 2012 (4)	—	—	—	—	(98,559)	(98,559)
Properties sold – March YTD 2013 (5)	—	—	—	—	(218,452)	(218,452)
Total rental income	649,054	341,252	351,089	426,001	(320,615)	1,446,781
Operating expenses:
Same store (1)	207,131	119,797	139,550	147,732	—	614,210
Non-same store/other (2) (3)	48,119	8,300	3,729	7,198	12,230	79,576
Properties sold in 2012 (4)	—	—	—	—	(39,015)	(39,015)
Properties sold – March YTD 2013 (5)	—	—	—	—	(78,640)	(78,640)
Total operating expenses	255,250	128,097	143,279	154,930	(105,425)	576,131
NOI:
Same store (1)	346,430	202,630	202,530	264,682	—	1,016,272
Non-same store/other (2) (3)	47,374	10,525	5,280	6,389	(15,834)	53,734
Properties sold in 2012 (4)	—	—	—	—	(59,544)	(59,544)
Properties sold – March YTD 2013 (5)	—	—	—	—	(139,812)	(139,812)
Total NOI	$393,804	$213,155	$207,810	$271,071	$(215,190)	$870,650

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.

(4)	Reflects discontinued operations for properties sold during 2012.

(5)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

Reconciliation of NOI

	Year Ended December 31,
	2012	2011	2010
Rental income	$1,870,309	$1,644,642	$1,446,781
Property and maintenance expense	(365,778)	(337,419)	(323,743)
Real estate taxes and insurance expense	(219,975)	(190,834)	(172,531)
Property management expense	(81,902)	(81,867)	(79,857)
Total operating expenses	(667,655)	(610,120)	(576,131)
Net operating income	$1,202,654	$1,034,522	$870,650

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues (1)	$446,448	$464,918	$482,648	$485,868
Operating income (1)	114,476	134,698	155,159	162,109
(Loss) income from continuing operations (1)	(13,426)	6,222	104,020	114,239
Discontinued operations, net (1)	165,593	102,093	132,303	270,160
Net income *	152,167	108,315	236,323	384,399
Net income available to Common Shares	141,833	99,797	218,603	365,979
Earnings per share – basic:
Net income available to Common Shares	$0.47	$0.33	$0.73	$1.18
Weighted average Common Shares outstanding	298,805	300,193	301,336	310,398
Earnings per share – diluted:
Net income available to Common Shares	$0.47	$0.33	$0.72	$1.17
Weighted average Common Shares outstanding	298,805	317,648	318,773	327,108

(1)
The amounts presented for 2012 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$505,761	$525,630	$544,674	$547,650
Total revenues subsequently reclassified to discontinued operations	(59,313)	(60,712)	(62,026)	(61,782)
Total revenues disclosed in Form 8-K	$446,448	$464,918	$482,648	$485,868

Operating income previously reported in 2012 Form 10-K	$140,889	$158,988	$179,867	$188,214
Operating income subsequently reclassified to discontinued operations	(26,413)	(24,290)	(24,708)	(26,105)
Operating income disclosed in Form 8-K	$114,476	$134,698	$155,159	$162,109

Income from continuing operations previously reported in 2012 Form 10-K	$12,654	$30,213	$128,433	$140,255
Income from continuing operations subsequently reclassified to discontinued operations	(26,080)	(23,991)	(24,413)	(26,016)
(Loss) income from continuing operations disclosed in Form 8-K	$(13,426)	$6,222	$104,020	$114,239

Discontinued operations, net previously reported in 2012 Form 10-K	$139,513	$78,102	$107,890	$244,144
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,080	23,991	24,413	26,016
Discontinued operations, net disclosed in Form 8-K	$165,593	$102,093	$132,303	$270,160

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (2)	$389,708	$405,975	$424,300	$433,685
Operating income (2)	90,801	115,234	121,285	128,994
(Loss) income from continuing operations (2)	(31,876)	(7,935)	7,489	7,496
Discontinued operations, net (2)	164,942	589,688	105,488	99,905
Net income *	133,066	581,753	112,977	107,401
Net income available to Common Shares	123,865	552,457	104,382	99,016
Earnings per share – basic:
Net income available to Common Shares	$0.42	$1.88	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	294,663	295,831	295,990
Earnings per share – diluted:
Net income available to Common Shares	$0.42	$1.88	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	294,663	312,844	312,731

(2)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$445,408	$462,881	$482,852	$492,350
Total revenues subsequently reclassified to discontinued operations	(55,700)	(56,906)	(58,552)	(58,665)
Total revenues disclosed in Form 8-K	$389,708	$405,975	$424,300	$433,685

Operating income previously reported in 2012 Form 10-K	$110,042	$134,130	$142,781	$154,722
Operating income subsequently reclassified to discontinued operations	(19,241)	(18,896)	(21,496)	(25,728)
Operating income disclosed in Form 8-K	$90,801	$115,234	$121,285	$128,994

(Loss) income from continuing operations previously reported in 2012 Form 10-K	$(13,322)	$10,336	$28,274	$32,506
Income from continuing operations subsequently reclassified to discontinued operations	(18,554)	(18,271)	(20,785)	(25,010)
(Loss) income from continuing operations disclosed in Form 8-K	$(31,876)	$(7,935)	$7,489	$7,496

Discontinued operations, net previously reported in 2012 Form 10-K	$146,388	$571,417	$84,703	$74,895
Discontinued operations, net from properties sold subsequent to the respective reporting period	18,554	18,271	20,785	25,010
Discontinued operations, net disclosed in Form 8-K	$164,942	$589,688	$105,488	$99,905
* The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2012 and 2011. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Operating Partnership [Member]
Schedule of Quarterly Financial Information [Table Text Block]

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues (1)	$446,448	$464,918	$482,648	$485,868
Operating income (1)	114,476	134,698	155,159	162,109
(Loss) income from continuing operations (1)	(13,426)	6,222	104,020	114,239
Discontinued operations, net (1)	165,593	102,093	132,303	270,160
Net income *	152,167	108,315	236,323	384,399
Net income available to Units	148,251	104,529	229,099	382,974
Earnings per Unit – basic:
Net income available to Units	$0.47	$0.33	$0.73	$1.18
Weighted average Units outstanding	312,011	314,255	315,513	324,364
Earnings per Unit – diluted:
Net income available to Units	$0.47	$0.33	$0.72	$1.17
Weighted average Units outstanding	312,011	317,648	318,773	327,108

(1)
The amounts presented for 2012 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$505,761	$525,630	$544,674	$547,650
Total revenues subsequently reclassified to discontinued operations	(59,313)	(60,712)	(62,026)	(61,782)
Total revenues disclosed in Form 8-K	$446,448	$464,918	$482,648	$485,868

Operating income previously reported in 2012 Form 10-K	$140,889	$158,988	$179,867	$188,214
Operating income subsequently reclassified to discontinued operations	(26,413)	(24,290)	(24,708)	(26,105)
Operating income disclosed in Form 8-K	$114,476	$134,698	$155,159	$162,109

Income from continuing operations previously reported in 2012 Form 10-K	$12,654	$30,213	$128,433	$140,255
Income from continuing operations subsequently reclassified to discontinued operations	(26,080)	(23,991)	(24,413)	(26,016)
(Loss) income from continuing operations disclosed in Form 8-K	$(13,426)	$6,222	$104,020	$114,239

Discontinued operations, net previously reported in 2012 Form 10-K	$139,513	$78,102	$107,890	$244,144
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,080	23,991	24,413	26,016
Discontinued operations, net disclosed in Form 8-K	$165,593	$102,093	$132,303	$270,160

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (2)	$389,708	$405,975	$424,300	$433,685
Operating income (2)	90,801	115,234	121,285	128,994
(Loss) income from continuing operations (2)	(31,876)	(7,935)	7,489	7,496
Discontinued operations, net (2)	164,942	589,688	105,488	99,905
Net income *	133,066	581,753	112,977	107,401
Net income available to Units	129,640	578,215	109,124	103,521
Earnings per Unit – basic:
Net income available to Units	$0.42	$1.88	$0.35	$0.33
Weighted average Units outstanding	306,248	307,954	308,884	309,120
Earnings per Unit – diluted:
Net income available to Units	$0.42	$1.88	$0.35	$0.33
Weighted average Units outstanding	306,248	307,954	312,844	312,731

(2)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$445,408	$462,881	$482,852	$492,350
Total revenues subsequently reclassified to discontinued operations	(55,700)	(56,906)	(58,552)	(58,665)
Total revenues disclosed in Form 8-K	$389,708	$405,975	$424,300	$433,685

Operating income previously reported in 2012 Form 10-K	$110,042	$134,130	$142,781	$154,722
Operating income subsequently reclassified to discontinued operations	(19,241)	(18,896)	(21,496)	(25,728)
Operating income disclosed in Form 8-K	$90,801	$115,234	$121,285	$128,994

(Loss) income from continuing operations previously reported in 2012 Form 10-K	$(13,322)	$10,336	$28,274	$32,506
Income from continuing operations subsequently reclassified to discontinued operations	(18,554)	(18,271)	(20,785)	(25,010)
(Loss) income from continuing operations disclosed in Form 8-K	$(31,876)	$(7,935)	$7,489	$7,496

Discontinued operations, net previously reported in 2012 Form 10-K	$146,388	$571,417	$84,703	$74,895
Discontinued operations, net from properties sold subsequent to the respective reporting period	18,554	18,271	20,785	25,010
Discontinued operations, net disclosed in Form 8-K	$164,942	$589,688	$105,488	$99,905
* The Operating Partnership did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2012 and 2011. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Business (Details)	Dec. 31, 2012
Property/Unit schedule
Wholly Owned Properties	382
Partially Owned Consolidated Properties	19
Military Housing Properties	2
Number of Real Estate Properties	403
Wholly Owned Units	106,856
Partially Owned Consolidated Units	3,475
Military Housing Units	5,039
Number of Units in Real Estate Property	115,370
Business (Textuals) [Abstract]
Noncontrolling Interest, Ownership Percentage by Parent	95.90%
Number of States in which Entity Operates	13
Properties having 100% fee simple title	378
Properties having less than 100% fee simple title	1
Number of operating properties under long-term ground leases	4
Number of land parcels under long-term ground leases	1

Summary of Significant Accounting Policies Summary of Significant Accounting Policies Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	27.40%	27.10%	32.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 0 months 0 days	5 years 0 months 0 days	5 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	4.35%	4.56%	4.85%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.71%	2.27%	2.29%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.54	$ 8.36	$ 6.18
Historical Volatility Period Basis	10
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.55	$ 8.18

Summary of Significant Accounting Policies Summary of Significant Accounting Policies Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets, Gross	$ 36,100,000
Income Tax Expense (Benefit)	516,000	708,000	270,000
Discontinued Operation, Tax Effect of Discontinued Operation	32,000	(223,000)	108,000
Provision for income, franchise and excise taxes	548,000	485,000	378,000
Operating Loss Carryforwards	76,400,000
Operating Loss Carryforwards, Expiration Dates	2028 and 2031
Tax Treatment Of Dividends And Distributions Ordinary Dividends	$ 1.375	$ 0.667	$ 0.607
Tax Treatment Of Dividends And Distributions Long Term Capital Gain	$ 0.253	$ 0.629	$ 0.622
Tax Treatment Of Dividends And Distributions Unrecaptured Section Twelve Hundred And Fifty Gain	$ 0.152	$ 0.284	$ 0.241
Distributions declared per Common Share outstanding	$ 1.78	$ 1.58	$ 1.47
Land And Depreciable Property Net	11,200,000,000	11,400,000,000
Partially Owned Properties [Member]
Income Tax Expense (Benefit)	$ 100,000

Summary of Significant Accounting Policies Summary of Significant Accounting Policies Text (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 17, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 18, 2011	Dec. 31, 2008	Aug. 23, 2006
Number Of Unconsolidated Projects		2
Indirect Ownership Interest Percentage		1.00%
Value of furniture and fixtures minimum range		$ 8,000
Value of furniture and fixtures maximum range		13,000
Capitalized Costs Development and Renovation		14,300,000	11,600,000	10,700,000
Accumulated Amortization, Deferred Finance Costs		32,200,000	37,700,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Partially Owned Consolidated Properties		19
Partially Owned Consolidated Units		3,475
Noncontrolling Interests - Partially Owned Properties		77,688,000	74,306,000
Noncontrolling Interests Settlement Value		34,200,000
Convertible Debt					482,500,000		650,000,000
Debt Instrument, Interest Rate, Stated Percentage							3.85%
Debt Instrument, Convertible, Interest Expense			11,800,000	18,600,000
Debt Instrument, Convertible, Effective Interest Rate	5.80%
Debt Instrument, Convertible, Carrying Amount of Equity Component			44,300,000			44,300,000	44,300,000
Effect Of Change In Accounting Principle On Earnings Net Of Tax			5,000,000	7,800,000
Effect of change in accounting Principle On Earnings Per Share Net Of Tax			$ 0.02	$ 0.03
Retained Earnings Decrease						27,000,000
Cumulative effect On Notes From Adoption Of Accounting Principle						17,300,000
Building [Member]
Property, Plant and Equipment, Estimated Useful Lives		30
Furniture and Fixtures [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Furniture and Fixtures Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		10
Replacements Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Replacements Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		10
Renovations and Improvements Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Renovations and Improvements Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		15
Partially Owned Properties [Member]
Noncontrolling Interests - Partially Owned Properties		77,688,000
Limited Life Partnership Properties [Member]
Noncontrolling Interests - Partially Owned Properties		$ 7,400,000
Partially Owned Limited Life Partnership Properties		6

Equity, Capital and Other Interests Equity, Capital and Other Interests EQR Common Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Shares outstanding at January 1,	325,054,654	297,508,185	290,197,242	279,959,048
Common Shares Issued:
Conversion of OP Units	675,817	341,594	884,472
Issuance of Common Shares	25,023,919	3,866,666	6,151,198
Exercise of share options	1,608,427	2,945,948	2,506,645
Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted Share Grants Net	128,252	145,616	235,767
Common Shares Other:
Conversion of restricted shares to LTIP Units	0	(101,988)	0
Repurchased and retired	0	0	(58,130)
Common Shares And Units Outstanding	339,023,412	311,000,728	303,809,279
Issue Price Per OP Unit	$ 61.57	$ 0	$ 40.09
Issue Price Operating Partnership Unit	$ 66,600,000	$ 0	$ 8,200,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	4.10%	4.30%	4.50%
Series E Preferred Stock [Member]
Common Shares Issued:
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	0	328,363
Series H Preferred Stock [Member]
Common Shares Issued:
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	0	32,516
Limited Partner [Member]
Common Shares Other:
Conversion of restricted shares to LTIP Units	0	(101,988)	0
Total Units Outstanding	13,968,758	13,492,543	13,612,037	14,197,969
Issuance Of LTIPs	70,235	120,112	92,892
Issuance Of Units Subsequent	1,081,797	0	205,648
Shares Issued During Period Shares Conversion Of Units To Common Shares	(675,817)	(341,594)	(884,472)
Issue Price Operating Partnership Unit	$ 66,600,000	$ 0	$ 8,200,000

Equity, Capital and Other Interests Equity, Capital and Other Interest Redeemable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable Noncontrolling Interests Operating Partnership	$ 398,372	$ 416,404	$ 383,540	$ 258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Redemption Value Limited Partners	398,372	416,404	383,540	258,280
Limited Partners Change In Redemption Value	(38,734)	22,714	129,918
Limited Partners Change In Carrying Value	$ 20,702	$ 10,150	$ (4,658)

Equity, Capital and Other Interests Equity, Capital and Other Interests Preferred (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Value, Outstanding	$ 50,000	$ 200,000
Preferred Units Value Outstanding	50,000	200,000
Annual Dividend Per Depositary Share	$ 1.62
Payments for Repurchase of Preferred Stock and Preference Stock	150,000	0	877
Premium on Redemption of Preferred Shares Preference Units Original Issuance	5,100
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Preference Units Issued	1,000,000	1,000,000
Preferred Stock Preference Units Outstanding	1,000,000	1,000,000
Preferred Stock Preference Units Redemption Price Per Share Unit	$ 50	$ 50
Preferred Stock Preference Units Dividend Rate Percentage	8.29%	8.29%
Preferred Stocks Preference Units Redemption Date	Dec 10, 2026
Annual Dividend Per Preferred Share Preference Unit	$ 4.145
Preferred Stock, Value, Outstanding	50,000	50,000
Preferred Units Value Outstanding	50,000	50,000
Series N Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Preference Units Issued	0	600,000
Preferred Stock Preference Units Outstanding	0	600,000
Preferred Stock Preference Units Redemption Price Per Share Unit	$ 250	$ 250
Preferred Stock Preference Units Dividend Rate Percentage	6.48%	6.48%	6.48%
Preferred Stocks Preference Units Redemption Date	Jun 19, 2008
Annual Dividend Per Preferred Share Preference Unit	$ 16.2
Preferred Stock, Value, Outstanding	0	150,000
Preferred Units Value Outstanding	$ 0	$ 150,000

Equity, Capital and Other Interests Equity, Capital and Other Interests ERP Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital Unit [Line Items]
Common Shares And Units Outstanding	339,023,412	311,000,728	303,809,279
Issuance of OP Units	25,023,919	3,866,666	6,151,198
Exercise of EQR share options	1,608,427	2,945,948	2,506,645
EQR's Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted Share Grants Net	128,252	145,616	235,767
Repurchased and retired	0	0	(58,130)
Conversion of restricted shares to LTIP Units	0	101,988	0
Units Ownership Interest in Operating Partnership	4.10%	4.30%	4.50%
OP Units Issued:
Issue Price Per OP Unit	61.57	0	40.09
Issue Price Operating Partnership Unit	66,600,000	0	8,200,000
General And Limited Partner [Member]
Capital Unit [Line Items]
Common Shares And Units Outstanding	339,023,412	311,000,728	303,809,279	294,157,017
Issuance of OP Units	25,023,919	3,866,666	6,151,198
Exercise of EQR share options	1,608,427	2,945,948	2,506,645
EQR's Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted Share Grants Net	128,252	145,616	235,767
Issuance Of LTIPs	70,235	120,112	92,892
Issuance Of Units Subsequent	1,081,797	0	205,648
Repurchased and retired	0	0	(58,130)
Series E Preferred Stock [Member]
Capital Unit [Line Items]
Conversion of convertible securities	0	0	328,363
Series H Preferred Stock [Member]
Capital Unit [Line Items]
Conversion of convertible securities	0	0	32,516

Equity, Capital and Other Interests Equity, Capital and Other Interests Text (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Additional Common Shares Authorized				6,000,000
Stock Issued During Period, Shares, New Issues	3,200,000	3,900,000	6,200,000
Average Price Per Common Share Issued	$ 60.59	$ 52.23	$ 47.45
Stock Issued During Period, Value, New Issues	$ 192,300,000	$ 201,900,000	$ 291,900,000
Payment of offering costs	39,359,000	3,596,000	4,657,000
Units Issued During Period New Issues	3,200,000	3,900,000	6,200,000
Common Stock Capital Shares Reserved For Future Issuance Under Share Offering Program	17,000,000
Common Shares Added To Atm Program	5,700,000
Shares not settled		500,000
Consideration From Shares Not Settled		28,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	12,980,741
Stock Repurchase Program, Remaining Authorized Repurchase Amount	464,600,000
Repurchased and retired	0	0	(58,130)
Treasury Stock Acquired, Average Cost Per Share			$ 32.46
Value Of Stock Repurchased And Retired			1,900,000
Issuance Of Units To Noncontrolling Interests	1,081,797		188,571
Price Per Unit Issued	$ 61.57		$ 39.15
Properties acquired	1	21	1
Proceeds from Issuance of Common Limited Partners Units	66,600,000		7,400,000
Partially Owned Properties Acquired Properties	1	3	2
Partially Owned Units Acquired Units		1,351	432
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,047,545,000	1,597,111,000
Reduction Of Paid In Capital	1,300,000	4,800,000	16,900,000
Reduction In Partially Owned Properties	1,300,000	8,000,000	200,000
Partially owned development projects acquired from outside partner			1
Land parcels acquired from outside partner			1
Issuance Of Units To Noncontrolling Interests to Buyout Interest			1,129
Issue Price Operating Partnership Unit	66,600,000	0	8,200,000
partially owned properties increase in ownership number of properties			3
Issuance Price OP Units to Increase Ownership			800,000
Cash Consideration Equity Buyout			15,300,000
Reduction In Other Liabilities			200,000
Public Offering [Member]
Stock Issued During Period, Shares, New Issues	21,850,000
Average Price Per Common Share Issued	$ 54.75
Stock Issued During Period, Value, New Issues	1,200,000,000
Payment of offering costs	35,900,000
Units Issued During Period New Issues	21,850,000
General And Limited Partner [Member]
Repurchased and retired	0	0	(58,130)
Partner Buyout [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price		12,800,000	700,000
Issue Price Operating Partnership Unit			50,000
Joint Venture Partner [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price		75,700,000
Issuance Of Units To Noncontrolling Interests to Buyout Interest			15,948
Limited Partner [Member]
Issue Price Operating Partnership Unit	$ 66,600,000	$ 0	$ 8,200,000

Real Estate Real Estate Values (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Land	$ 4,554,912,000	$ 4,367,816,000
Depreciable property Abstract
Investment Building and Building Improvements	14,368,179,000	14,262,616,000
Fixtures and Equipment, Gross	1,343,765,000	1,292,124,000
Development in Process	387,750,000	160,190,000
Land Available for Development	353,823,000	325,200,000
Investment in real estate	21,008,429,000	20,407,946,000
Real Estate Investment Property, Accumulated Depreciation	(4,912,221,000)	(4,539,583,000)
Investment in real estate, net	16,096,208,000	15,868,363,000
Projects under development [Member]
Depreciable property Abstract
Land Under Development	210,632,000	75,646,000
Development in Process	177,118,000	84,544,000
Land held for development [Member]
Depreciable property Abstract
Development in Process	58,955,000	26,104,000
Land Available for Development	$ 294,868,000	$ 299,096,000

Real Estate Real Estate Acquisitions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land parcels acquired	6	7
Acquired Properties	1	21	1
Units - acquired	1,896	6,198
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 1,047,545,000	$ 1,597,111,000
Company's Portion [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price		102,500,000
Land purchase price		76,100,000
Consolidated Rental Properties [Member]
Acquired Properties	9	21
Units - acquired	1,896	6,198
Business Acquisition, Cost of Acquired Entity, Purchase Price	906,305,000	1,383,048,000
Land Parcel [Member]
Units - acquired	0	0
Business Acquisition, Cost of Acquired Entity, Purchase Price	141,240,000	202,313,000
Joint Venture Partner [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price		75,700,000
Land purchase price		57,900,000
Unaffiliated Parties [Member]
Acquired Properties		0
Units - acquired		0
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 11,750,000

Real Estate Real Estate Dispositions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposed Land Parcels	0	1
Disposed Properties	35	47
Disposed Units	9,012	14,345
Proceeds From Sale Of Property	$ 1,061,334	$ 1,505,025
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	548,278	826,489	297,956
Net (loss) gain on sales of land parcels	0	4,217	(1,395)
Consolidated Rental Properties [Member]
Disposed Properties	35	47
Disposed Units	9,012	14,345
Proceeds From Sale Of Property	1,061,334	1,482,239
Land Parcel [Member]
Disposed Units		0
Proceeds From Sale Of Property		$ 22,786

Commitments to Acquire/Dispose of Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments to Acquire Real Estate
Equity Method Investment, Ownership Percentage	20.00%
Units Contracted To Be Acquired	0
Purchase Price - Total	$ 45,500
Properties Contracted To Be Acquired	0
Commitments to Dispose of Real Estate
Properties Disposed - Total	50
Rental Units Disposed-Total	13,772
Sales price-Rental Properties	2,012,960
Archstone [Member]
Land Parcels Contracted to be Acquired	4
Commitments to Acquire Real Estate
Equity Method Investment, Ownership Percentage	60.00%
Purchase Price - Total	8,900,000
Properties Contracted To Be Acquired	75
Land Parcel [Member]
Land Parcels Contracted to be Acquired	3
Commitments to Acquire Real Estate
Units Contracted To Be Acquired	0
Purchase Price - Total	45,500
Rental Properties Disposed of [Member]
Commitments to Dispose of Real Estate
Properties Disposed - Total	50
Rental Units Disposed-Total	13,772
Sales price-Rental Properties	1,983,960
Land Parcel [Member]
Commitments to Dispose of Real Estate
Rental Units Disposed-Total	0
Sales price-Rental Properties	$ 29,000
Land Parcels Contracted to be Disposed	1

Investments in Partially Owned Entities (Details) (USD $)	2 Months Ended	3 Months Ended								12 Months Ended
	Feb. 21, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 23, 2006
Variable Interest Entity [Line Items]
Term Loan Facility Spread	1.20%
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties		19								19
Partially Owned Consolidated Units		3,475								3,475
ASSETS
Investment in real estate		$ 21,008,429,000				$ 20,407,946,000				$ 21,008,429,000	$ 20,407,946,000
Accumulated depreciation		(4,912,221,000)				(4,539,583,000)				(4,912,221,000)	(4,539,583,000)
Investment in real estate, net		16,096,208,000				15,868,363,000				16,096,208,000	15,868,363,000
Cash and cash equivalents		612,590,000				383,921,000				612,590,000	383,921,000	431,408,000	193,288,000
Deposits - restricted		250,442,000				152,237,000				250,442,000	152,237,000
Deferred financing costs, net		44,382,000				44,608,000				44,382,000	44,608,000
Other assets		170,372,000				187,155,000				170,372,000	187,155,000
Total assets		17,201,000,000				16,659,303,000				17,201,000,000	16,659,303,000
LIABILITIES AND EQUITY
Total Debt		3,898,369,000				4,111,487,000				3,898,369,000	4,111,487,000
Accounts payable and accrued expenses		38,372,000				35,206,000				38,372,000	35,206,000
Accrued interest payable		76,223,000				88,121,000				76,223,000	88,121,000
Other liabilities		304,518,000				291,289,000				304,518,000	291,289,000
Security deposits		66,988,000				65,286,000				66,988,000	65,286,000
Total liabilities		9,275,521,000				10,380,042,000				9,275,521,000	10,380,042,000
Noncontrolling Interests - Partially Owned Properties		77,688,000				74,306,000				77,688,000	74,306,000
Total liabilities and equity		17,201,000,000				16,659,303,000				17,201,000,000	16,659,303,000
Partially Owned Property Income Statement Schedule
Operating revenue		485,868,000	482,648,000	464,918,000	446,448,000	433,685,000	424,300,000	405,975,000	389,708,000	1,879,882,000	1,653,668,000	1,456,257,000
Depreciation										593,884,000	539,351,000	505,516,000
General and administrative/other										47,238,000	43,604,000	39,881,000
Operating income		162,109,000	155,159,000	134,698,000	114,476,000	128,994,000	121,285,000	115,234,000	90,801,000	566,442,000	456,314,000	284,351,000
Interest and Other Income										150,546,000	7,965,000	4,476,000
Interest:
Expense incurred, net										(456,763,000)	(461,754,000)	(457,613,000)
Amortization of Financing Costs										(21,320,000)	(16,651,000)	(9,453,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										211,585,000	(28,335,000)	(189,836,000)
Income and other tax (expense) benefit										(516,000)	(708,000)	(270,000)
Net gain on sales of discontinued operations										548,278,000	826,489,000	297,956,000
Net income		384,399,000	236,323,000	108,315,000	152,167,000	107,401,000	112,977,000	581,753,000	133,066,000	881,204,000	935,197,000	295,983,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Joint Venture Partner Ownership Percentage		80.00%								80.00%
Number of Joint Ventures		2								2
Partners Payments To Acquire Equity Method Investments										40,100,000
Equity Method Investment, Ownership Percentage		20.00%								20.00%
Project Cost		232,800,000								232,800,000
Number of joint venture loans		2								2
Investment in Joint Venture		203,500,000								203,500,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		1,047,545,000				1,597,111,000				1,047,545,000	1,597,111,000
Debt Instrument, Interest Rate, Stated Percentage														3.85%
Disposed properties										35	47
Disposed units										9,012	14,345
Variable Interest Entity, Consolidated, Carrying Amount, Assets		5,000,000								5,000,000
Nexus Sawgrass [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Maximum Debt Commitment		48,700,000								48,700,000
Long-term Debt		29,800,000								29,800,000
Debt Instrument, Interest Rate, Stated Percentage		5.60%								5.60%
Domain [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Maximum Debt Commitment		98,600,000								98,600,000
Long-term Debt		46,900,000								46,900,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%								5.75%
Consolidated Development Projects Held for and or Under Development [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties		0								0
Partially Owned Consolidated Units		0								0
ASSETS
Investment in real estate		161,820,000								161,820,000
Accumulated depreciation		0								0
Investment in real estate, net		161,820,000								161,820,000
Cash and cash equivalents		3,884,000								3,884,000
Deposits - restricted		43,609,000								43,609,000
Deferred financing costs, net		0								0
Other assets		5,839,000								5,839,000
Total assets		215,152,000								215,152,000
LIABILITIES AND EQUITY
Total Debt		0								0
Accounts payable and accrued expenses		686,000								686,000
Accrued interest payable		0								0
Other liabilities		1,238,000								1,238,000
Security deposits		0								0
Total liabilities		1,924,000								1,924,000
Noncontrolling Interests - Partially Owned Properties		85,006,000								85,006,000
EQR equity		128,222,000								128,222,000
Total equity		213,228,000								213,228,000
Total liabilities and equity		215,152,000								215,152,000
Debt-Secured:
Debt Ownership		0								0
Noncontrolling Ownership		0								0
Partially Owned Property Income Statement Schedule
Operating revenue										0
Real Estate Operating Expenses										170,000
Net operating (loss) income										(170,000)
Depreciation										0
General and administrative/other										213,000
Operating income										(383,000)
Interest and Other Income										2,000
Other Nonoperating Income (Expense)										(264,000)
Interest:
Expense incurred, net										0
Amortization of Financing Costs										0
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										(645,000)
Income and other tax (expense) benefit										(25,000)
Net gain on sales of discontinued operations										15,000
Net income										(655,000)
Consolidated Other [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties		19								19
Partially Owned Consolidated Units		3,475								3,475
ASSETS
Investment in real estate		453,235,000								453,235,000
Accumulated depreciation		(159,651,000)								(159,651,000)
Investment in real estate, net		293,584,000								293,584,000
Cash and cash equivalents		17,221,000								17,221,000
Deposits - restricted		5,000								5,000
Deferred financing costs, net		1,019,000								1,019,000
Other assets		171,000								171,000
Total assets		312,000,000								312,000,000
LIABILITIES AND EQUITY
Total Debt		200,337,000								200,337,000
Accounts payable and accrued expenses		693,000								693,000
Accrued interest payable		782,000								782,000
Other liabilities		1,096,000								1,096,000
Security deposits		1,483,000								1,483,000
Total liabilities		204,391,000								204,391,000
Noncontrolling Interests - Partially Owned Properties		(7,318,000)								(7,318,000)
EQR equity		114,927,000								114,927,000
Total equity		107,609,000								107,609,000
Total liabilities and equity		312,000,000								312,000,000
Debt-Secured:
Debt Ownership		159,068,000								159,068,000
Noncontrolling Ownership		41,269,000								41,269,000
Partially Owned Property Income Statement Schedule
Operating revenue										62,405,000
Real Estate Operating Expenses										19,480,000
Net operating (loss) income										42,925,000
Depreciation										15,346,000
General and administrative/other										157,000
Operating income										27,422,000
Interest and Other Income										100,000
Other Nonoperating Income (Expense)										0
Interest:
Expense incurred, net										(9,386,000)
Amortization of Financing Costs										(160,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										17,976,000
Income and other tax (expense) benefit										(75,000)
Net gain on sales of discontinued operations										0
Net income										17,901,000
Partially Owned Properties [Member]
ASSETS
Investment in real estate		615,055,000								615,055,000
Accumulated depreciation		(159,651,000)								(159,651,000)
Investment in real estate, net		455,404,000								455,404,000
Cash and cash equivalents		21,105,000								21,105,000
Deposits - restricted		43,614,000								43,614,000
Deferred financing costs, net		1,019,000								1,019,000
Other assets		6,010,000								6,010,000
Total assets		527,152,000								527,152,000
LIABILITIES AND EQUITY
Total Debt		200,337,000								200,337,000
Accounts payable and accrued expenses		1,379,000								1,379,000
Accrued interest payable		782,000								782,000
Other liabilities		2,334,000								2,334,000
Security deposits		1,483,000								1,483,000
Total liabilities		206,315,000								206,315,000
Noncontrolling Interests - Partially Owned Properties		77,688,000								77,688,000
EQR equity		243,149,000								243,149,000
Total equity		320,837,000								320,837,000
Total liabilities and equity		527,152,000								527,152,000
Debt-Secured:
Debt Ownership		159,068,000								159,068,000
Noncontrolling Ownership		41,269,000								41,269,000
Partially Owned Property Income Statement Schedule
Operating revenue										62,405,000
Real Estate Operating Expenses										19,650,000
Net operating (loss) income										42,755,000
Depreciation										15,346,000
General and administrative/other										370,000
Operating income										27,039,000
Interest and Other Income										102,000
Other Nonoperating Income (Expense)										(264,000)
Interest:
Expense incurred, net										(9,386,000)
Amortization of Financing Costs										(160,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										17,331,000
Income and other tax (expense) benefit										(100,000)
Net gain on sales of discontinued operations										15,000
Net income										17,246,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Disposed properties										2
Disposed units										441
Joint Venture Company Portion [Member]
Interest:
Net gain on sales of discontinued operations										21,300,000
Unconsolidated Properties [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties		0								0
Partially Owned Consolidated Units		0								0
ASSETS
Investment in real estate		171,041,000								171,041,000
Accumulated depreciation		0								0
Investment in real estate, net		171,041,000								171,041,000
Cash and cash equivalents		214,000								214,000
Deposits - restricted		0								0
Deferred financing costs, net		6,000								6,000
Other assets		22,000								22,000
Total assets		171,283,000								171,283,000
LIABILITIES AND EQUITY
Total Debt		76,634,000								76,634,000
Accounts payable and accrued expenses		6,550,000								6,550,000
Accrued interest payable		342,000								342,000
Other liabilities		108,000								108,000
Security deposits		3,000								3,000
Total liabilities		83,637,000								83,637,000
Noncontrolling Interests - Partially Owned Properties		70,428,000								70,428,000
EQR equity		17,218,000								17,218,000
Total equity		87,646,000								87,646,000
Total liabilities and equity		171,283,000								171,283,000
Debt-Secured:
Debt Ownership		15,327,000								15,327,000
Noncontrolling Ownership		61,307,000								61,307,000
Partially Owned Property Income Statement Schedule
Operating revenue										7,000
Real Estate Operating Expenses										244,000
Net operating (loss) income										(237,000)
Depreciation										0
General and administrative/other										0
Operating income										(237,000)
Interest and Other Income										0
Other Nonoperating Income (Expense)										0
Interest:
Expense incurred, net										0
Amortization of Financing Costs										0
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations										(237,000)
Income and other tax (expense) benefit										0
Net gain on sales of discontinued operations										0
Net income										(237,000)
Joint Venture Partner [Member]
LIABILITIES AND EQUITY
Noncontrolling Interests - Partially Owned Properties		84,000,000								84,000,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Land purchase price						57,900,000					57,900,000
Business Acquisition, Cost of Acquired Entity, Purchase Price						75,700,000					75,700,000
Company's Portion [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Land purchase price						76,100,000					76,100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price						102,500,000					102,500,000
Joint Venture Company Portion [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Land purchase price						$ 57,900,000					$ 57,900,000

Deposits - Restricted Deposits - Restricted Values (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Tax Deferred Exchange Proceeds	$ 152,182	$ 53,668
Earnest Money On Acquisitions	5,613	7,882
Restricted Deposits On Debt	0	2,370
Restricted deposits on real estate investments	44,209	43,970
Resident security and utility deposits	44,199	40,403
Other Restricted Cash	4,239	3,944
Restricted Cash and Cash Equivalents	$ 250,442	$ 152,237

Debt Mortgage Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,000,000,000	$ 600,000,000
Total Debt	3,898,369,000	4,111,487,000
Proceeds from (Repayments of) Debt	364,300,000	991,700,000
Mortgage Loans on Real Estate, New Mortgage Loans	26,500,000	190,900,000
Assumed mortgage debt	137,600,000	158,200,000
Properties acquired	1	21	1
Prepayment penalities	300,000
Write-off of unamortized deferred financing costs	1,600,000	4,400,000
Various period of outstanding mortgage indebtedness	June 15, 2051	September 1, 2048
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.11%	0.05%
Interest rate range to maximum	11.25%	11.25%
Weighted Average Mortgage Debt Interest Rate	4.96%	4.84%
Historical cost, net of accumulated depreciation, of encumbered properties	4,400,000,000	4,900,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	500,000,000	500,000,000
Write-off of unamortized deferred financing costs	1,000,000
Credit enhanced debt [Member]
Debt Instrument [Line Items]
Total Debt	$ 362,200,000	$ 455,600,000
Properties Acquired with Debt [Member]
Debt Instrument [Line Items]
Properties acquired	2	5

Debt Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 23, 2006
Debt Instrument [Line Items]
Notional Amount of Interest Rate Derivatives	$ 300,000,000
Debt Instrument, Face Amount		1,000,000,000	600,000,000
Debt Instrument, Interest Rate, Stated Percentage				3.85%
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	4,630,875,000	5,609,574,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.11%	0.05%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	11.25%	11.25%
Five Point Two Zero Percentage Fixed Rate Tax Exempt Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.20%
Debt Instrument, Maturity Date	Apr 1, 2013
Fixed Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	4,329,352,000	4,803,191,000
Weighted Average Interest Rate	5.70%	5.84%
Floating Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	$ 301,523,000	$ 806,383,000
Weighted Average Interest Rate	1.83%	1.67%
Floating Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Debt Instrument, Maturity Date Range, Start	Jan 1, 2013	Jan 1, 2012
Debt Instrument, Maturity Date Range, End	Jan 1, 2013	Jan 1, 2013
Fixed Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	4.63%	4.63%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	7.57%	7.57%
Debt Instrument, Maturity Date Range, Start	Jan 1, 2013	Jan 1, 2012
Debt Instrument, Maturity Date Range, End	Jan 1, 2026	Jan 1, 2026

Debt Notes (Details) [Textuals] (USD $)	2 Months Ended	12 Months Ended					12 Months Ended		0 Months Ended			12 Months Ended
	Feb. 21, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 18, 2011	Aug. 23, 2006	Dec. 31, 2011 Six Point Nine Five Percentage Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2011 $1.0 Billion notes due 2021 [Member]	Aug. 17, 2006 Convertible Debt [Member]	Aug. 18, 2011 Convertible Debt [Member]	Aug. 23, 2006 Convertible Debt [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Dec. 31, 2012 6.625% Notes [Member]	Dec. 31, 2012 5.500% Notes [Member]	Dec. 31, 2012 Bridge Loan [Member]	Dec. 31, 2012 Archstone [Member]
Debt Instrument [Line Items]
Repayments of Notes Payable		$ 975,991,000	$ 575,641,000	$ 0			$ 93,100,000					$ 500,000,000		$ 253,900,000	$ 222,100,000
Stated interest rate						3.85%	6.95%	4.63%			3.85%			6.63%	5.50%
Unsecured Notes, face amount			1,000,000,000	600,000,000								500,000,000	500,000,000
Unamortized Deferred Financing Costs Written Off		1,600,000	4,400,000									1,000,000
Maturity period of interest rate notes									Aug 15, 2026				Oct 5, 2012
Convertible Debt					482,500,000	650,000,000				482,500,000	650,000,000
Proceeds		0	996,190,000	595,422,000				996,200,000
Effective interest rate of notes								6.20%
Bridge Loan Principal Amount		2,500,000,000	1,000,000,000
Equity Method Investment, Ownership Percentage		20.00%															60.00%
Debt Instrument, Fee Amount		16,300,000	2,600,000													8,400,000
Convertible senior subordinated notes conversion ratio									16.3934
Convertible senior subordinated notes, base conversion price											$ 1,000
Debt instrument convertible conversion price per share											$ 61
Term Loan Facility Spread	1.20%											0.50%

Debt Lines of Credit (Details) (USD $)	2 Months Ended		12 Months Ended
	Feb. 21, 2013	Dec. 31, 2012	Dec. 31, 2012 $1.25 billion LOC [Member]	Dec. 31, 2011 $1.25 billion LOC [Member]	Dec. 31, 2012 $1.425 Billion LOC [Member]	Dec. 31, 2011 $1.425 Billion LOC [Member]	Dec. 31, 2010 $1.425 Billion LOC [Member]
Line of Credit Facility [Line Items]
Unsecured revolving credit facility	$ 2,500,000,000	$ 1,750,000,000	$ 1,750,000,000	$ 1,250,000,000			$ 1,425,000,000
Line of Credit Maturity				Jul 13, 2014	Feb 1, 2012
500.0 million ability to increase	500,000,000		500,000,000
Increase To Line Of Credit			500,000,000
Advances under credit facility, rate plus spread			1.15%
Line of Credit Facility, Commitment Fee Percentage			0.20%
Write Off Of Unamortized Deferred Financing Costs						200,000
Remaining borrowing capacity			1,720,000,000			1,220,000,000
Amount restricted/dedicated to support letters of credit			$ 30,200,000			$ 31,800,000
Weighted average interest rate on revolving letter of credit			1.35%			1.42%

Debt Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 526,310
Long-term Debt, Maturities, Repayments of Principal in Year Two	586,323
Long-term Debt, Maturities, Repayments of Principal in Year Three	417,812
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,190,538
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,446,576
Long-term Debt, Maturities, Repayments of Principal after Year Five	4,341,101
Debt Instrument, Unamortized Premium	20,584
Total Secured and Unsecured Debt	$ 8,529,244

Derivative and Other Fair Value Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Hedges [Member]
Derivative [Line Items]
Current Notional Balance	$ 300,000
Lowest Possible Notional	300,000
Highest Possible Notional	300,000
Lowest Interest Rate	2.01%
Highest Interest Rate	2.64%
Earliest Maturity Date	2013
Latest Maturity Date	2013
Forward Starting Swaps [Member]
Derivative [Line Items]
Current Notional Balance	200,000
Lowest Possible Notional	200,000
Highest Possible Notional	$ 200,000
Lowest Interest Rate	3.48%
Highest Interest Rate	4.70%
Earliest Maturity Date	2023
Latest Maturity Date	2023

Derivative and Other Fair Value Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	$ 1,524	$ 8,972
Fair Value Of Serp Investments	70,655	71,426
Other Assets, Fair Value Disclosure	2,214	1,550
Assets, Fair Value Disclosure	74,393	81,948
Derivative liability, fair value	44,050	32,278
Other Liabilities, Fair Value Disclosure	70,655	71,426
Liabilities, Fair Value Disclosure	114,705	103,704
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	398,372	416,404
Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	0
Fair Value Of Serp Investments	70,655	71,426
Other Assets, Fair Value Disclosure	2,214	1,550
Assets, Fair Value Disclosure	72,869	72,976
Derivative liability, fair value	0	0
Other Liabilities, Fair Value Disclosure	70,655	71,426
Liabilities, Fair Value Disclosure	70,655	71,426
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	1,524	8,972
Fair Value Of Serp Investments	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	1,524	8,972
Derivative liability, fair value	44,050	32,278
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	44,050	32,278
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	398,372	416,404
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	0
Fair Value Of Serp Investments	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Derivative liability, fair value	0	0
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	0	0
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	$ 0	$ 0

Derivative and Other Fair Value Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Amount of Gain/(Loss) Recognized in Income on Derivative	$ (7,448)	$ (3,549)	$ 7,335
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	7,448	3,549	(7,335)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Amount of Gain/(Loss) Recognized in Income on Derivative	(7,448)	(3,549)	7,335
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	$ 7,448	$ 3,549	$ (7,335)
Hedged Item	Fixed rate debt		Fixed rate debt

Derivative and Other Fair Value Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ (11,772)	$ (143,768)	$ (65,894)
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(14,678)	(4,343)	(3,338)
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	0	(170)	0
Forward Starting Swaps/Treasury Locks [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	(11,772)	(145,090)	(68,149)
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(14,678)	(4,343)	(3,338)
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	0	(170)	0
Development Interest Rate Swaps/Caps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative		1,322	2,255
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income			0
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income		$ 0	$ 0

Derivative and Other Fair Value Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for Sale
Other assets, amortized cost	$ 675	$ 675
Other assets, Unrealized Gains	1,539	875
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	2,214	1,550
Interest and Other income	0	0
Other Available-for-Sale Securities [Member]
Available for Sale
Other assets, amortized cost	675	675
Other assets, Unrealized Gains	1,539	875
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	2,214	1,550
Interest and Other income	$ 0	$ 0

Derivative and Other Fair Value Instruments (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Mortgage notes payable	$ 3,898,369,000	$ 4,111,487,000
Notes, net	4,630,875,000	5,609,574,000
Fair value of mortgage notes payable	4,300,000,000	4,300,000,000
Fair value of unsecured notes payable including line of credit	5,200,000,000	6,000,000,000
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	194,700,000	197,600,000
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	18,900,000
Debt Instrument, Face Amount		1,000,000,000	600,000,000
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	(170,000)	0
Interest Expense, Debt	456,763,000	461,754,000	457,613,000
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	(11,772,000)	(143,768,000)	(65,894,000)
Four Point Six Two Five Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge		153,200,000
Debt Instrument, Face Amount		1,000,000,000
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net		200,000
Interest Expense, Debt		5,900,000
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion		147,100,000
4.75% Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge			$ 10,000,000

Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 18, 2011	Aug. 23, 2006
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations	$ 114,239,000	$ 104,020,000	$ 6,222,000	$ (13,426,000)	$ 7,496,000	$ 7,489,000	$ (7,935,000)	$ (31,876,000)	$ 211,055,000	$ (24,826,000)	$ (164,135,000)
Income (Loss) Attributable to Noncontrolling Interest									(8,685,000)	1,749,000	8,250,000
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties									(844,000)	(832,000)	726,000
Dividends, Preferred Stock									(10,355,000)	(13,865,000)	(14,368,000)
Redemption Premium									(5,152,000)	0	0
Income (Loss) from Continuing Operations Attributable to Parent									186,019,000	(37,774,000)	(169,527,000)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									640,193,000	917,494,000	438,769,000
Numerator for net income per share - basic and diluted									826,212,000	879,720,000	269,242,000
Income From Continuing Operations Available To Common Shares									194,704,000
Discontinued operations, net	270,160,000	132,303,000	102,093,000	165,593,000	99,905,000	105,488,000	589,688,000	164,942,000	670,149,000	960,023,000	460,118,000
Net Income (Loss) Available to Common Stockholders, Diluted									864,853,000	879,720,000	269,242,000
Weighted Average Number of Shares Outstanding, Basic	310,398,000	301,336,000	300,193,000	298,805,000	295,990,000	295,831,000	294,663,000	292,895,000	302,701,000	294,856,000	282,888,000
Dilutive Op Units									13,853,000
Dilutive Securities, Effect on Basic Earnings Per Share, Including Options									3,212,000
Weighted Average Number of Shares Outstanding, Diluted	327,108,000	318,773,000	317,648,000	298,805,000	312,731,000	312,844,000	294,663,000	292,895,000	319,766,000	294,856,000	282,888,000
Net income per share - basic:
Income (Loss) from Continuing Operations, Per Basic Share									$ 0.614	$ (0.128)	$ (0.599)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ 2.115	$ 3.112	$ 1.551
Net income available to Common Shares	$ 1.18	$ 0.73	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 2.729	$ 2.984	$ 0.952
Net income per share - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share									$ 0.609	$ (0.128)	$ (0.599)
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share									$ 2.096	$ 3.112	$ 1.551
Net income per share - diluted	$ 1.17	$ 0.72	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 2.705	$ 2.984	$ 0.952
Common Stock, Dividends, Per Share, Declared									$ 1.78	$ 1.58	$ 1.47
Distributions Per Limited Partnership and General Partnership Unit, Outstanding, Basic									$ 1.78	$ 1.58	$ 1.47
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares									0	0	325,103
Convertible Notes, outstanding												482,500,000	650,000,000
Dividend preference units									(10,355,000)	(13,865,000)	(14,368,000)
Income Loss From Continuing Operations Available To Units									194,704,000	(39,523,000)	(177,777,000)
Net Income loss available to Op unitholders basic diluted numerator									864,853,000	920,500,000	282,341,000
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic									316,554,000	308,062,000	296,527,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted									319,766,000	308,062,000	296,527,000
Operating Partnership [Member]
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations	114,239,000	104,020,000	6,222,000	(13,426,000)	7,496,000	7,489,000	(7,935,000)	(31,876,000)
Discontinued operations, net	270,160,000	132,303,000	102,093,000	165,593,000	99,905,000	105,488,000	589,688,000	164,942,000
Net income per share - basic:
Net income available to Common Shares	$ 1.18	$ 0.73	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42
Net income per share - diluted:
Net income per share - diluted	$ 1.17	$ 0.72	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares										0	325,103
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic	324,364,000	315,513,000	314,255,000	312,011,000	309,120,000	308,884,000	307,954,000	306,248,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted	327,108,000	318,773,000	317,648,000	312,011,000	312,731,000	312,844,000	307,954,000	306,248,000
OPERATING PARTNERSHIP
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations									211,055,000	(24,826,000)	(164,135,000)
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties									(844,000)	(832,000)	726,000
Redemption Premium									(5,152,000)	0	0
Discontinued operations, net									$ 670,149,000	$ 960,023,000	$ 460,118,000
Net income per share - basic:
Income (Loss) from Continuing Operations, Per Basic Share									$ 0.614	$ (0.128)	$ (0.599)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ 2.115	$ 3.112	$ 1.551
Net income available to Common Shares									$ 2.729	$ 2.984	$ 0.952
Net income per share - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share									$ 0.609	$ (0.128)	$ (0.599)
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share									$ 2.096	$ 3.112	$ 1.551
Net income per share - diluted									$ 2.705	$ 2.984	$ 0.952
Earnings Per Share (Textuals) [Abstract]
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic									316,554,000	308,062,000	296,527,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted									319,766,000	308,062,000	296,527,000

Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Rental income									$ 313,452,000	$ 431,951,000	$ 606,932,000
Total revenues									313,452,000	431,951,000	606,932,000
EXPENSES
Property and maintenance									69,783,000	127,276,000	193,550,000
Real estate taxes and insurance									27,956,000	37,745,000	62,396,000
Disposal Group Including Discontinued Operations Property Management									211,000	266,000	230,000
Depreciation									91,108,000	124,265,000	167,887,000
General and administrative									87,000	55,000	42,000
Total expenses									189,145,000	289,607,000	424,105,000
Discontinued operating income									124,307,000	142,344,000	182,827,000
Interest and other income									156,000	196,000	1,490,000
Other expenses									(161,000)	(348,000)	(331,000)
Interest:
Expense incurred, net									(2,284,000)	(7,686,000)	(20,763,000)
Amortization of deferred financing costs									(115,000)	(1,195,000)	(953,000)
Income and other tax (expense) benefit									(32,000)	223,000	(108,000)
Discontinued operations									121,871,000	133,534,000	162,162,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax									548,278,000	826,489,000	297,956,000
Discontinued operations, net	270,160,000	132,303,000	102,093,000	165,593,000	99,905,000	105,488,000	589,688,000	164,942,000	670,149,000	960,023,000	460,118,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	1,400,000,000				2,000,000,000				1,400,000,000	2,000,000,000
Disposal Group Including Discontinued Operation Mortgage Notes Payable	$ 8,355,000				$ 147,600,000				$ 8,355,000	$ 147,600,000

Share Incentive Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation information
Compensation Expense	$ 24,832	$ 21,177	$ 18,875
Compensation Capitalized	2,128	2,305	2,141
Compensation Equity	26,960	23,482	21,016
Dividends Incurred	1,183	1,320	1,472
Restricted shares [Member]
Compensation information
Compensation Expense	8,014	8,041	8,603
Compensation Capitalized	922	1,061	1,178
Compensation Equity	8,936	9,102	9,781
Dividends Incurred	949	1,121	1,334
Long Term Investment Plan Units [Member]
Compensation information
Compensation Expense	5,004	3,344	2,334
Compensation Capitalized	303	297	190
Compensation Equity	5,307	3,641	2,524
Dividends Incurred	234	199	138
Employee Stock Option [Member]
Compensation information
Compensation Expense	10,970	8,711	6,707
Compensation Capitalized	782	834	714
Compensation Equity	11,752	9,545	7,421
Dividends Incurred	0	0	0
Employee Share Purchase Plan Discount [Member]
Compensation information
Compensation Expense	844	1,081	1,231
Compensation Capitalized	121	113	59
Compensation Equity	965	1,194	1,290
Dividends Incurred	$ 0	$ 0	$ 0

Share Incentive Plans (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common Shares Subject to Options, Beginning Balance	8,594,020	10,106,488	11,349,750
Common Shares Subject to Options, Awards granted	1,164,484	1,491,311	1,436,115
Stock Options Exercised	(1,608,425)	(2,945,950)	(2,506,645)
Common Shares Subject to Options, Awards forfeited	(23,795)	(41,559)	(76,275)
Common Shares Subject to Options, Awards expired	(11,029)	(16,270)	(96,457)
Common Shares Subject to Options, Ending Balance	8,115,255	8,594,020	10,106,488
Weighted Average Exercise Price per option, Beginning Balance	$ 36.81	$ 33	$ 32.03
Weighted Average Exercise Price per option, Awards granted	$ 60.22	$ 53.7	$ 33.59
Weighted Average Exercise Price per option, Awards exercised/vested	$ 30.87	$ 32.27	$ 28.68
Weighted Average Exercise Price per option, Awards forfeited	$ 51.55	$ 35.14	$ 29.43
Weighted Average Exercise Price per option, Awards expired	$ 35.53	$ 44.13	$ 42.69
Weighted Average Exercise Price per option, Ending Balance	$ 41.31	$ 36.81	$ 33
Restricted Shares, Beginning Balance	697,510	911,950	954,366
Restricted Shares, Awards granted	140,980	170,588	270,805
Restricted share grants, net	(300,809)	(258,068)	(278,183)
Restricted Shares, Awards forfeited	(12,728)	(126,960)	(35,038)
Restricted Shares, Awards Expired	0	0	0
Restricted Shares, Ending Balance	524,953	697,510	911,950
Weighted Average Fair Value per Restricted Share, Beginning Balance	$ 34.17	$ 32.05	$ 37.1
Weighted Average Fair Value per Restricted Share, Awards granted	$ 60.2	$ 53.99	$ 34.85
Weighted Average Fair Value per Restricted Share, Awards exercised/vested	$ 23.79	$ 38.32	$ 52.25
Weighted Average Fair Value per Restricted Share, Awards forfeited	$ 46.25	$ 37.19	$ 30.84
Weighted Average Fair Value per Restricted Share, Awards Expired	$ 0	$ 0	$ 0
Weighted Average Fair Value per Restricted Share, Ending Balance	$ 46.81	$ 34.17	$ 32.05
LTIP Unit, Beginning Balance	367,620	247,508	154,616
LTIP Units, Awards Granted	70,235	223,452	94,096
LTIP Unit, Awards exercised/vested	(152,821)	(101,988)	0
LTIP Unit, Awards forfeited	0	(1,352)	(1,204)
LTIP unit, Awards Expired	0	0	0
LTIP Unit, Ending Balance	285,034	367,620	247,508
Weighted Average Fair Value per LTIP Unit, Beginning Balance	$ 34.8	$ 25.62	$ 21.11
Weighted Average Fair Value per LTIP Unit, Awards granted	$ 57.24	$ 46.64	$ 32.97
Weighted Average Fair Value per LTIP Unit, Awards exercised/vested	$ 21.11	$ 38.57	$ 0
Weighted Average Fair Value per LTIP Unit, Awards forfeited	$ 0	$ 27.79	$ 21.11
Weighted Average Fair Value per LTIP Unit, Awards Expired	$ 0	$ 0	$ 0
Weighted Average Fair Value per LTIP Unit, Ending Balance	$ 48.41	$ 34.8	$ 25.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.54	$ 8.36	$ 6.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 114.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	18	14	9.1
Long Term Investment Plan Units [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 9.1	$ 5.5

Share Incentive Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information regarding options outstanding and exercisable
Options Outstanding, Options	8,115,255
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 11 months 1 day
Options Outstanding, Weighted Average Exercise Price	$ 41.31
Options Exercisable, Options	5,385,907
Options Exercisable, Weighted Average Exercise Price	$ 35.4
Options, Vested and expected to vest	7,801,412
Options, Weighted Average Remaining Contractual Life in Years	5 years 9 months 25 days
Options, Weighted Average Exercise Price	$ 40.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.54	$ 8.36	$ 6.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 46.7	$ 74.8	$ 39.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	128.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 114.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 7 months 6 days
Exercise Price Range One [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,516,051
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 23.14
Options Exercisable, Options	1,516,051
Options Exercisable, Weighted Average Exercise Price	$ 23.14
Exercise Price Range Two [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	408,342
Options Outstanding, Weighted Average Remaining Contractual Life in Years	1 year 26 days
Options Outstanding, Weighted Average Exercise Price	$ 29.21
Options Exercisable, Options	408,342
Options Exercisable, Weighted Average Exercise Price	$ 29.21
Exercise Price Range Three [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,559,825
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 32.59
Options Exercisable, Options	1,128,606
Options Exercisable, Weighted Average Exercise Price	$ 32.45
Exercise Price Range Four [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,389,121
Options Outstanding, Weighted Average Remaining Contractual Life in Years	4 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 40.46
Options Exercisable, Options	1,389,121
Options Exercisable, Weighted Average Exercise Price	$ 40.46
Exercise Price Range Five [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	61,187
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 6 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 48.41
Options Exercisable, Options	3,992
Options Exercisable, Weighted Average Exercise Price	$ 45.33
Exercise Price Range Six [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,983,188
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 26 days
Options Outstanding, Weighted Average Exercise Price	$ 53.52
Options Exercisable, Options	891,250
Options Exercisable, Weighted Average Exercise Price	$ 53.58
Exercise Price Range Seven [Member]
Information regarding options outstanding and exercisable
Options Outstanding, Options	1,197,541
Options Outstanding, Weighted Average Remaining Contractual Life in Years	9 years 29 days
Options Outstanding, Weighted Average Exercise Price	$ 60.18
Options Exercisable, Options	48,545
Options Exercisable, Weighted Average Exercise Price	$ 59.33
Stock Option [Member]
Information regarding options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.55	$ 8.18

Share Incentive Plans (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 18.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 62.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	8,115,255	8,594,020	10,106,488	11,349,750
Share Incentive Plans (Textuals) [Abstract]
Maximum aggregate number of awards under Share Incentive Plan	12,980,741
Shares available for future issuance	11,097,881
Total compensation expense not yet vested	$ 18.6
Weighted average term for recognition of compensation expense not yet recognized (years)	2 years 1 month 13 days
Market value of shares	$ 56.67
Options Exercisable		5,415,550	6,786,651
Weighted Average Exercise Price of Options Exercisable		$ 34.64	$ 34.89
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 18.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 24.93
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 24.94
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 31.16
Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 31.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 37.39
Exercise Price Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 37.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 43.62
Exercise Price Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 43.63
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 49.86
Exercise Price Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 49.87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 56.09
Exercise Price Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 56.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 62.32

Employee Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of information regarding the Common Shares issued under the ESPP
Shares issued	110,054	113,107	157,363
Employee Share Purchase Plan Issuance Price Minimum	$ 46.33	$ 44.04	$ 28.26
Employee Share Purchase Plan Issuance Price Maximum	$ 51.78	$ 51.19	$ 41.16
Issuance proceeds	$ 5,399,000	$ 5,262,000	$ 5,112,000
Value of common shares that can be acquired by the employee and trustees under employees share purchase plan	100,000
Number of common shares authorized after amendment	7,000,000
Number of common shares authorized before amendment	2,000,000
Common Shares available for purchase under the ESPP	3,180,809
Purchase price of common stock	85.00%
Minimum eligible compensation percentage for the defined contribution plan (the "401(k) Plan")	3.00%
Defined contribution plan vesting period	5
Defined contribution plan, compensation expense	$ 4,400,000	$ 3,700,000	$ 4,000,000

Distribution Reinvestment and Share Purchase Plan (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2008
Common Shares registered with Distribution Reinvestment and Share Purchase Plan (the "DRIP Plan")	4,850,000	5,000,000
Number of shares available for issuance	4,833,763
Discount range at which common shares can be purchased on a monthly basis with optional cash	0.00%
ShareBasedCompensationArrangementByShareBasedPaymentMaximumDiscountFromMarketPrice	5.00%

Transactions With Related Parties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Indirect Ownership Interest Percentage	1.00%
Amount Incurred For leased office space	$ 1.3	$ 2.2	$ 2.7

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases:
Minimum Rent Payments Due, 2013	$ 7,462,000
Minimum Rent Payments Due, 2014	8,862,000
Minimum Rent Payments Due, 2015	9,501,000
Minimum Rent Payments Due, 2016	9,462,000
Minimum Rent Payments Due, 2017	9,415,000
Minimum Rent Payments Due, Thereafter	691,304,000
Minimum Rent Payments Due, Total	736,006,000
Other Long-Term Liabilities:
Deferred Compensation Due, 2013	1,179,000
Deferred Compensation Due, 2014	1,691,000
Deferred Compensation Due, 2015	1,691,000
Deferred Compensation Due, 2016	1,691,000
Deferred Compensation Due, 2017	1,692,000
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	6,529,000
Deferred Compensation Due, Total	14,473,000
Number Of Operating Properties and Land Parcels Under Long Term Ground Leases	5
300 properties designed and built in violation of accessibility requirements	300
Projects in various stages of development	6
Units in various stages of development	1,536
Consolidated Project Under Development Commitment Fund	406,000,000
Various stages of development with estimated completion dates ranging through June 30, 2011	Jun 30, 2015
Number Of Unconsolidated Projects	2
Number Of Apartments Units Under Development Unconsolidated Projects	945
Estimated completion period of project	December 31, 2013
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,047,545,000	1,597,111,000
Investment in Joint Venture	203,500,000
Noncontrolling Interests - Partially Owned Properties	77,688,000	74,306,000
Total operating lease payments	8,100,000	7,100,000	7,600,000
Compensation expense, Recognized	1,000,000	1,000,000	900,000
Joint Venture Company Portion [Member]
Other Long-Term Liabilities:
Land purchase price		57,900,000
Joint Venture Partner [Member]
Other Long-Term Liabilities:
Land purchase price		57,900,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		75,700,000
Noncontrolling Interests - Partially Owned Properties	84,000,000
Company's Portion [Member]
Other Long-Term Liabilities:
Land purchase price		76,100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 102,500,000
Joint Venture Company Portion [Member]
Other Long-Term Liabilities:
Projects in various stages of development	1
Company's Portion [Member]
Other Long-Term Liabilities:
Projects in various stages of development	5

Reportable Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental income:
Same store	$ 1,868,918,000	$ 1,771,449,000	$ 1,630,482,000
Non-same store/other	245,224,000	103,016,000	133,310,000
Properties sold in 2012			(98,559,000)
Properties sold - March YTD 2013	(243,833,000)	(229,823,000)	(218,452,000)
Total rental income	1,870,309,000	1,644,642,000	1,446,781,000
Operating expenses:
Same store	649,914,000	638,671,000	614,210,000
Non-same store/other	89,850,000	42,682,000	79,576,000
Properties sold in 2012			(39,015,000)
Properties sold - March YTD 2013	(72,109,000)	(71,233,000)	(78,640,000)
Total operating expenses	667,655,000	610,120,000	576,131,000
NOI:
Same store	1,219,004,000	1,132,778,000	1,016,272,000
Non-same store/other	155,374,000	60,334,000	53,734,000
Properties sold in 2012			(59,544,000)
Properties sold - March YTD 2013	(171,724,000)	(158,590,000)	(139,812,000)
Total NOI	1,202,654,000	1,034,522,000	870,650,000
Total assets	17,201,000,000	16,659,303,000
Reconciliation of NOI
Rental income	1,870,309,000	1,644,642,000	1,446,781,000
Property and maintenance expense	(365,778,000)	(337,419,000)	(323,743,000)
Real estate taxes and insurance expense	(219,975,000)	(190,834,000)	(172,531,000)
Property management expense	(81,902,000)	(81,867,000)	(79,857,000)
Total operating expenses	667,655,000	610,120,000	576,131,000
Reportable Segments (Textuals) [Abstract]
Units in same store properties	98,577	98,577	101,312
Overhead Costs		400,000	600,000
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	152,828,000	144,452,000
Northeast [Member]
Rental income:
Same store	708,009,000	671,633,000	553,561,000
Non-same store/other	110,060,000	51,566,000	95,493,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total rental income	818,069,000	723,199,000	649,054,000
Operating expenses:
Same store	251,538,000	245,166,000	207,131,000
Non-same store/other	33,423,000	14,101,000	48,119,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total operating expenses	284,961,000	259,267,000	255,250,000
NOI:
Same store	456,471,000	426,467,000	346,430,000
Non-same store/other	76,637,000	37,465,000	47,374,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total NOI	533,108,000	463,932,000	393,804,000
Total assets	6,972,992,000	6,550,979,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	58,298,000	51,203,000
Northwest [Member]
Rental income:
Same store	386,813,000	356,822,000	322,427,000
Non-same store/other	54,414,000	9,900,000	18,825,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total rental income	441,227,000	366,722,000	341,252,000
Operating expenses:
Same store	127,213,000	125,008,000	119,797,000
Non-same store/other	24,755,000	3,946,000	8,300,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total operating expenses	151,968,000	128,954,000	128,097,000
NOI:
Same store	259,600,000	231,814,000	202,630,000
Non-same store/other	29,659,000	5,954,000	10,525,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total NOI	289,259,000	237,768,000	213,155,000
Total assets	2,953,700,000	2,816,078,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	35,650,000	32,522,000
Southeast [Member]
Rental income:
Same store	332,185,000	317,205,000	342,080,000
Non-same store/other	19,853,000	14,488,000	9,009,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total rental income	352,038,000	331,693,000	351,089,000
Operating expenses:
Same store	127,279,000	123,720,000	139,550,000
Non-same store/other	7,550,000	5,165,000	3,729,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total operating expenses	134,829,000	128,885,000	143,279,000
NOI:
Same store	204,906,000	193,485,000	202,530,000
Non-same store/other	12,303,000	9,323,000	5,280,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total NOI	217,209,000	202,808,000	207,810,000
Total assets	2,268,805,000	2,340,902,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	27,521,000	24,813,000
Southwest [Member]
Rental income:
Same store	441,911,000	425,789,000	412,414,000
Non-same store/other	60,962,000	30,539,000	13,587,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total rental income	502,873,000	456,328,000	426,001,000
Operating expenses:
Same store	143,884,000	144,777,000	147,732,000
Non-same store/other	20,837,000	12,144,000	7,198,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total operating expenses	164,721,000	156,921,000	154,930,000
NOI:
Same store	298,027,000	281,012,000	264,682,000
Non-same store/other	40,125,000	18,395,000	6,389,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total NOI	338,152,000	299,407,000	271,071,000
Total assets	3,191,403,000	3,238,164,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	28,505,000	27,792,000
Other [Member]
Rental income:
Same store	0	0	0
Non-same store/other	(65,000)	(3,477,000)	(3,604,000)
Properties sold in 2012			(98,559,000)
Properties sold - March YTD 2013	(243,833,000)	(229,823,000)	(218,452,000)
Total rental income	(243,898,000)	(233,300,000)	(320,615,000)
Operating expenses:
Same store	0	0	0
Non-same store/other	3,285,000	7,326,000	12,230,000
Properties sold in 2012			(39,015,000)
Properties sold - March YTD 2013	(72,109,000)	(71,233,000)	(78,640,000)
Total operating expenses	(68,824,000)	(63,907,000)	(105,425,000)
NOI:
Same store	0	0	0
Non-same store/other	(3,350,000)	(10,803,000)	(15,834,000)
Properties sold in 2012			(59,544,000)
Properties sold - March YTD 2013	(171,724,000)	(158,590,000)	(139,812,000)
Total NOI	(175,074,000)	(169,393,000)	(215,190,000)
Total assets	1,814,100,000	1,713,180,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	$ 2,854,000	$ 8,122,000

Subsequent Events/Other (Details) (USD $)	2 Months Ended	3 Months Ended		12 Months Ended			26 Months Ended
	Feb. 21, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 21, 2013	Jun. 30, 2012
Subsequent Event [Line Items]
Number of consolidated properties disposed of	16
Number Of Consolidated Apartment Units Disposed	4,798
Subsequent Event Sold Consolidated Property	$ 779,700,000
Consolidated Properties Portfolio Sale in Units	8,010
Consolidated Properties Portfolio Sale	1,500,000,000
Subsequent Events Other (Textuals) [Abstract]
Bridge Loan Principal Amount		2,500,000,000		2,500,000,000	1,000,000,000
Line of Credit Facility, Maximum Borrowing Capacity	2,500,000,000	1,750,000,000		1,750,000,000			2,500,000,000
Term Loan Facility Spread	1.20%
Ability To Increase Line Of Credit	500,000,000
Debt Instrument, Face Amount	750,000,000						750,000,000
Business Combination, Acquisition Related Costs				12,600,000	9,500,000	6,600,000	7,400,000
Payments of Merger Related Costs, Financing Activities							11,000,000
Noncash Project Abandonment Costs				9,056,000	5,075,000	5,272,000
Other Expenses				21,600,000	14,600,000	11,900,000
Litigation Settlement, Expense				4,200,000
Proceeds From Royalty Termination					4,500,000
Insurance Litigation Expenses						1,700,000
Number Of Potential Condo Sales						38
Insurance Litigation Settlement proceeds					800,000	5,200,000
Disposal Group Corporate Housing Business Sale					4,000,000
Seller Provided Financing					2,000,000
Proceeds Received From Seller Provided Finanacing				300,000	200,000
Discontinued Operation Corporate Housing Business Gain Loss On Disposal Of Discontinued Operation Net Of Tax							1,400,000
Equity Method Investment, Ownership Percentage		20.00%		20.00%
Properties Contracted To Be Acquired		0		0
Purchase Price For Commitments To Acquire		45,500,000		45,500,000
Business Acquisition, Cost of Acquired Entity, Cash Paid		2,000,000,000		2,000,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				34,468,085
Noncash or Part Noncash Acquisition, Debt Assumed				137,600,000	158,200,000
Other Liabilities		304,518,000		304,518,000	291,289,000
contracted aquisition price					1,325,000,000
contracted acquisition percent					26.50%
Remaining Acquisition Cost to be Contracted					1,500,000,000			1,580,000,000
BreakUpFee		80,000,000	70,000,000	150,000,000
Impairment				0	0	45,380,000
Estimates of lost revenue and garage reconstruction				22,800,000
Estimates Of Lost Revenue And Garage Reconstruction After Insurance Reimbursements				13,600,000
Insurance Proceeds				3,500,000	6,100,000
Initial insurance proceeds						4,000,000
Real estate tax and insurance					1,700,000	5,500,000
Archstone [Member]
Subsequent Events Other (Textuals) [Abstract]
Equity Method Investment, Ownership Percentage		60.00%		60.00%
Properties Contracted To Be Acquired		75		75
Land Parcels Contracted to be Acquired		4		4
Purchase Price For Commitments To Acquire		8,900,000,000		8,900,000,000
Joint Venture Partner [Member]
Subsequent Events Other (Textuals) [Abstract]
Equity Method Investment, Ownership Percentage		40.00%		40.00%
Portfolio Sale [Member]
Subsequent Event [Line Items]
Number of consolidated properties disposed of	10
Number Of Consolidated Apartment Units Disposed	2,911
Subsequent Event Sold Consolidated Property	557,800,000
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.15%
Subsequent Events Other (Textuals) [Abstract]
Line Of Credit Spread	1.05%
Archstone Transaction [Member]
Subsequent Events Other (Textuals) [Abstract]
Business Combination, Acquisition Related Costs				14,000,000			18,400,000
Noncash or Part Noncash Acquisition, Debt Assumed	3,000,000,000
Other Liabilities		$ 179,900,000		$ 179,900,000

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited Quarterly Financial Data [Line Items]
Revenues	$ 485,868	$ 482,648	$ 464,918	$ 446,448	$ 433,685	$ 424,300	$ 405,975	$ 389,708	$ 1,879,882	$ 1,653,668	$ 1,456,257
Total revenues subsequently reclassified to discontinued operations	(61,782)	(62,026)	(60,712)	(59,313)	(58,665)	(58,552)	(56,906)	(55,700)
Operating income	162,109	155,159	134,698	114,476	128,994	121,285	115,234	90,801	566,442	456,314	284,351
Operating income subsequently reclassified to discontinued operations	(26,105)	(24,708)	(24,290)	(26,413)	(25,728)	(21,496)	(18,896)	(19,241)
(Loss) income from continuing operations	114,239	104,020	6,222	(13,426)	7,496	7,489	(7,935)	(31,876)	211,055	(24,826)	(164,135)
Income from continuing operations subsequently reclassified to discontinued operations	(26,016)	(24,413)	(23,991)	(26,080)	(25,010)	(20,785)	(18,271)	(18,554)
Discontinued operations, net	270,160	132,303	102,093	165,593	99,905	105,488	589,688	164,942	670,149	960,023	460,118
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,016	24,413	23,991	26,080	25,010	20,785	18,271	18,554
Net income	384,399	236,323	108,315	152,167	107,401	112,977	581,753	133,066	881,204	935,197	295,983
Net income available to Common Shares	365,979	218,603	99,797	141,833	99,016	104,382	552,457	123,865	826,212	879,720	269,242
Net income available to Common Shares	$ 1.18	$ 0.73	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 2.729	$ 2.984	$ 0.952
Weighted Average Number of Shares Outstanding, Basic	310,398	301,336	300,193	298,805	295,990	295,831	294,663	292,895	302,701	294,856	282,888
Net income available to Common Shares	$ 1.17	$ 0.72	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 2.705	$ 2.984	$ 0.952
Weighted average Common Shares outstanding	327,108	318,773	317,648	298,805	312,731	312,844	294,663	292,895	319,766	294,856	282,888
Weighted average Units outstanding									316,554	308,062	296,527
Weighted average Units outstanding									319,766	308,062	296,527
Operating Partnership [Member]
Unaudited Quarterly Financial Data [Line Items]
Revenues	485,868	482,648	464,918	446,448	433,685	424,300	405,975	389,708
Total revenues subsequently reclassified to discontinued operations	(61,782)	(62,026)	(60,712)	(59,313)	(58,665)	(58,552)	(56,906)	(55,700)
Operating income	162,109	155,159	134,698	114,476	128,994	121,285	115,234	90,801
Operating income subsequently reclassified to discontinued operations	(26,105)	(24,708)	(24,290)	(26,413)	(25,728)	(21,496)	(18,896)	(19,241)
(Loss) income from continuing operations	114,239	104,020	6,222	(13,426)	7,496	7,489	(7,935)	(31,876)
Income from continuing operations subsequently reclassified to discontinued operations	(26,016)	(24,413)	(23,991)	(26,080)	(25,010)	(20,785)	(18,271)	(18,554)
Discontinued operations, net	270,160	132,303	102,093	165,593	99,905	105,488	589,688	164,942
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,016	24,413	23,991	26,080	25,010	20,785	18,271	18,554
Net income	384,399	236,323	108,315	152,167	107,401	112,977	581,753	133,066
Net Income (Loss) Available to Common Stockholders, Basic	382,974	229,099	104,529	148,251	103,521	109,124	578,215	129,640
Net income available to Common Shares	$ 1.18	$ 0.73	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42
Net income available to Common Shares	$ 1.17	$ 0.72	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42
Weighted average Units outstanding	324,364	315,513	314,255	312,011	309,120	308,884	307,954	306,248
Weighted average Units outstanding	327,108	318,773	317,648	312,011	312,731	312,844	307,954	306,248
Scenario, Previously Reported [Member]
Unaudited Quarterly Financial Data [Line Items]
Revenues	547,650	544,674	525,630	505,761	492,350	482,852	462,881	445,408
Operating income	188,214	179,867	158,988	140,889	154,722	142,781	134,130	110,042
(Loss) income from continuing operations	140,255	128,433	30,213	12,654	32,506	28,274	10,336	(13,322)
Discontinued operations, net	244,144	107,890	78,102	139,513	74,895	84,703	571,417	146,388
Scenario, Previously Reported ERPOP [Member] | Operating Partnership [Member]
Unaudited Quarterly Financial Data [Line Items]
Revenues	547,650	544,674	525,630	505,761	492,350	482,852	462,881	445,408
Operating income	188,214	179,867	158,988	140,889	154,722	142,781	134,130	110,042
(Loss) income from continuing operations	140,255	128,433	30,213	12,654	32,506	28,274	10,336	(13,322)
Discontinued operations, net	$ 244,144	$ 107,890	$ 78,102	$ 139,513	$ 74,895	$ 84,703	$ 571,417	$ 146,388

Real Estate and Accumulated Depreciation - Overall Summary and Encumbrances Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Number of Properties Encumbered	37
Changes in total real estate
Balance, beginning of year	$ 20,407,946,000	$ 19,702,371,000	$ 18,465,144,000
Acquisitions and development	1,250,633,000	1,721,895,000	1,789,948,000
Improvements	161,460,000	151,476,000	141,199,000
Dispositions and other	(811,610,000)	(1,167,796,000)	(693,920,000)
Balance, end of year	21,008,429,000	20,407,946,000	19,702,371,000
Changes in accumulated depreciation
Balance, beginning of year	4,539,583,000	4,337,357,000	3,877,564,000
Depreciation	684,992,000	663,616,000	673,403,000
Dispositions and other	(312,354,000)	(461,390,000)	(213,610,000)
Balance, end of year	4,912,221,000	4,539,583,000	4,337,357,000
EQR-Fanwell 2007 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	212,895,707
Number of Properties Encumbered	6
EQR-Wellfan 2008 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	550,000,000
Number of Properties Encumbered	15
EQR-SOMBRA 2008 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	543,000,000
Number of Properties Encumbered	16
Individual Property Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	2,592,472,994
EQR-Wholly Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	269
Units	73,732
Investment in Real Estate, Gross	14,676,449,487
Accumulated Depreciation	(3,266,454,538)
Investment in Real Estate, Net	11,409,994,949
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	113
Units	33,124
Investment in Real Estate, Gross	5,716,925,544
Accumulated Depreciation	(1,486,115,893)
Investment in Real Estate, Net	4,230,809,651
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	2,392,135,994
Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Properties	0
Units	0
Investment in Real Estate, Gross	0
Accumulated Depreciation	0
Investment in Real Estate, Net	0
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	1,305,895,707
Wholly Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	382
Units	106,856
Investment in Real Estate, Gross	20,393,375,031
Accumulated Depreciation	(4,752,570,431)
Investment in Real Estate, Net	15,640,804,600
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	3,698,031,701
EQR-Partially Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	9
Units	1,639
Investment in Real Estate, Gross	375,326,934
Accumulated Depreciation	(72,825,847)
Investment in Real Estate, Net	302,501,087
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	10
Units	1,836
Investment in Real Estate, Gross	239,727,289
Accumulated Depreciation	(86,824,773)
Investment in Real Estate, Net	152,902,516
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	200,337,000
Partially Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	19
Units	3,475
Investment in Real Estate, Gross	615,054,223
Accumulated Depreciation	(159,650,620)
Investment in Real Estate, Net	455,403,603
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	200,337,000
Unencumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	278
Units	75,371
Investment in Real Estate, Gross	15,051,776,421
Accumulated Depreciation	(3,339,280,385)
Investment in Real Estate, Net	11,712,496,036
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
Encumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	123
Units	34,960
Investment in Real Estate, Gross	5,956,652,833
Accumulated Depreciation	(1,572,940,666)
Investment in Real Estate, Net	4,383,712,167
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	3,898,368,701
Total Consolidated Investment in Real Estate [Member]
Overall summary of real estate and accumulated depreciation
Properties	401
Units	110,331
Investment in Real Estate, Gross	21,008,429,254
Accumulated Depreciation	(4,912,221,051)
Investment in Real Estate, Net	16,096,208,203
Investment in Real Estate Net	16,096,208,203
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	3,898,368,701
Changes in accumulated depreciation
Real Estate and Accumulated Depreciation, Initial Cost of Land	5,060,413,242
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,521,790,283
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,426,225,729
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,060,413,242
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,948,016,012
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	$ 21,008,429,254

Real Estate and Accumulated Depreciation (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Madison, The [Member]	Dec. 31, 2012 Mass 1210 [Member]	Dec. 31, 2012 Joyce On Pentagon Row 1401 [Member]	Dec. 31, 2012 A1500 Mass Ave [Member]	Dec. 31, 2012 Peachtree 1660 [Member]	Dec. 31, 2012 A1700 Amsterdam [Member]	Dec. 31, 2012 A175 Kent [Member]	Dec. 31, 2012 A200 N Lemon Street [Member]	Dec. 31, 2012 A204-206 Pine Street/1610 2nd Avenue [Member]	Dec. 31, 2012 A2201 Pershing Drive [Member]	Dec. 31, 2012 M St 2400 [Member]	Dec. 31, 2012 Four Hundred And Twenty East Eightieth Street [Member]	Dec. 31, 2012 A425 Mass [Member]	Dec. 31, 2012 A51 University [Member]	Dec. 31, 2012 Washington 600 [Member]	Dec. 31, 2012 Greene 70 [Member]	Dec. 31, 2012 Broadway 71 [Member]	Dec. 31, 2012 77 Bluxome [Domain]	Dec. 31, 2012 A777 Sixth [Member]	Dec. 31, 2012 A88 Hillside [Member]	Dec. 31, 2012 Abington Glen [Member]	Dec. 31, 2012 Acacia Creek [Member]	Dec. 31, 2012 Arboretum (MA) [Member]	Dec. 31, 2012 The Arches [Member]	Dec. 31, 2012 Arden Villas [Member]	Dec. 31, 2012 Artisan on Second [Member]	Dec. 31, 2012 Ashton, The [Member]	Dec. 31, 2012 Auvers Village [Member]	Dec. 31, 2012 Avenue Royale [Member]	Dec. 31, 2012 Avenue Two [Member]	Dec. 31, 2012 Ball Park Lofts [Member]	Dec. 31, 2012 Barrington Place [Member]	Dec. 31, 2012 Bay Hill [Member]	Dec. 31, 2012 Beatrice, The [Domain]	Dec. 31, 2012 Bella Terra [Member]	Dec. 31, 2012 Bella Vista [Member]	Dec. 31, 2012 Bella Vista One Two Three Combined [Member]	Dec. 31, 2012 Bellagio Apartment Homes [Member]	Dec. 31, 2012 Belle Arts Condominium Homes, LLC [Member]	Dec. 31, 2012 Bella Fontaine [Member]	Dec. 31, 2012 Berkeley Land [Member]	Dec. 31, 2012 Bishop Park [Member]	Dec. 31, 2012 Bradford Apartments [Member]	Dec. 31, 2012 Briar Knoll Apts [Member]	Dec. 31, 2012 Briarwood C [Member]	Dec. 31, 2012 Bridford Lakes Two [Member]	Dec. 31, 2012 Bridgewater at Wells Crossing [Member]	Dec. 31, 2012 The Brooklyner [Member]	Dec. 31, 2012 Butterfield Ranch [Member]	Dec. 31, 2012 Camellero [Member]	Dec. 31, 2012 Carlyle Mill [Member]	Dec. 31, 2012 Cascade [Domain]	Dec. 31, 2012 Cascade Two [Domain]	Dec. 31, 2012 Centennial Court [Member]	Dec. 31, 2012 Centennial Tower [Member]	Dec. 31, 2012 Centre Club [Member]	Dec. 31, 2012 Centre Club II [Member]	Dec. 31, 2012 Chandlers Bay [Member]	Dec. 31, 2012 Chatelaine Park [Member]	Dec. 31, 2012 Chesapeake Glen Apts [Member]	Dec. 31, 2012 City View (GA) [Member]	Dec. 31, 2012 Cleo, The [Member]	Dec. 31, 2012 Coconut Palm Club [Member]	Dec. 31, 2012 Country Club Lakes [Member]	Dec. 31, 2012 Cove at Boynton Beach I [Member]	Dec. 31, 2012 Cove at Boynton Beach II [Member]	Dec. 31, 2012 Crown Court [Member]	Dec. 31, 2012 Crowntree Lakes [Member]	Dec. 31, 2012 Cypress Lake at Waterford [Member]	Dec. 31, 2012 Dartmouth Woods [Member]	Dec. 31, 2012 Dean Estates [Member]	Dec. 31, 2012 Deerwood (Corona) [Member]	Dec. 31, 2012 Defoor Village [Member]	Dec. 31, 2012 DelMarRidge [Member]	Dec. 31, 2012 Eagle Canyon [Member]	Dec. 31, 2012 Edgemont at Bethesda Metro [Member]	Dec. 31, 2012 Element [Member]	Dec. 31, 2012 Ellipse at Government Center [Member]	Dec. 31, 2012 Emerson Place [Member]	Dec. 31, 2012 Enclave at Lake Underhill [Member]	Dec. 31, 2012 Enclave at Waterways [Member]	Dec. 31, 2012 Enclave at Winston Park [Member]	Dec. 31, 2012 Enclave, The [Member]	Dec. 31, 2012 The Encore at Sherman Oaks [Member]	Dec. 31, 2012 Estates at Wellington Green [Member]	Dec. 31, 2012 Eye Street [Member]	Dec. 31, 2012 Four Winds [Member]	Dec. 31, 2012 Fox Hill Apartments [Member]	Dec. 31, 2012 Fox Run (WA) [Member]	Dec. 31, 2012 Fox Run Two Wa [Member]	Dec. 31, 2012 Gables Grand Plaza [Member]	Dec. 31, 2012 Gallery, The [Member]	Dec. 31, 2012 Gatehouse at Pine Lake [Member]	Dec. 31, 2012 Gatehouse on the Green [Member]	Dec. 31, 2012 Gates of Redmond [Member]	Dec. 31, 2012 Gatewood [Member]	Dec. 31, 2012 Geary Court Yard [Member]	Dec. 31, 2012 Governors Green [Member]	Dec. 31, 2012 Greenfield Village [Member]	Dec. 31, 2012 Hamilton Villas [Member]	Dec. 31, 2012 Hammocks Place [Member]	Dec. 31, 2012 Hampshire Place [Member]	Dec. 31, 2012 Heritage Ridge [Member]	Dec. 31, 2012 Heritage, The [Member]	Dec. 31, 2012 Heron Pointe [Member]	Dec. 31, 2012 High Meadow [Member]	Dec. 31, 2012 Highland Glen [Member]	Dec. 31, 2012 Highland Glen Two [Member]	Dec. 31, 2012 Highlands at Cherry Hill [Member]	Dec. 31, 2012 Highlands At South Plainfield [Member]	Dec. 31, 2012 Highlands The [Member]	Dec. 31, 2012 Hikari [Member]	Dec. 31, 2012 Hudson Crossing [Member]	Dec. 31, 2012 Hudson Pointe [Member]	Dec. 31, 2012 Hunt Club Two [Member]	Dec. 31, 2012 Huntington Park [Member]	Dec. 31, 2012 Indian Bend [Member]	Dec. 31, 2012 Iron Horse Park [Member]	Dec. 31, 2012 Jia [Member]	Dec. 31, 2012 Kenwood Mews [Member]	Dec. 31, 2012 Key Isle at Windermere [Member]	Dec. 31, 2012 Key Isle at Windermere II [Member]	Dec. 31, 2012 Kings Colony (FL) [Member]	Dec. 31, 2012 La Mirage [Member]	Dec. 31, 2012 La Mirage IV [Member]	Dec. 31, 2012 Laguna Clara [Member]	Dec. 31, 2012 Lake Buena Vista Combined [Member]	Dec. 31, 2012 Landings at Pembroke Lakes [Member]	Dec. 31, 2012 Landings at Port Imperial [Member]	Dec. 31, 2012 Las Colinas at Black Canyon [Member]	Dec. 31, 2012 Legacy at Highlands Ranch [Member]	Dec. 31, 2012 Legacy Park Central [Member]	Dec. 31, 2012 Lexington Farm [Member]	Dec. 31, 2012 Little Cottonwoods [Member]	Dec. 31, 2012 Longacre House [Member]	Dec. 31, 2012 Longfellow Place [Member]	Dec. 31, 2012 Longwood [Member]	Dec. 31, 2012 Mantena [Domain]	Dec. 31, 2012 Mariners Wharf [Member]	Dec. 31, 2012 Market Street Landing [Member]	Dec. 31, 2012 Marquessa [Member]	Dec. 31, 2012 Martine, The [Member]	Dec. 31, 2012 Midtown 24 [Member]	Dec. 31, 2012 Milano Lofts [Domain]	Dec. 31, 2012 Millikan [Member]	Dec. 31, 2012 Mission Bay [Member]	Dec. 31, 2012 Mission Bay Block 13 [Member]	Dec. 31, 2012 Mission Verde, LLC [Member]	Dec. 31, 2012 Morningside [Member]	Dec. 31, 2012 Mosaic at Largo Station [Member]	Dec. 31, 2012 Mozaic at Union Station [Member]	Dec. 31, 2012 New River Cove [Member]	Dec. 31, 2012 Northampton 1 [Member]	Dec. 31, 2012 Northampton 2 [Member]	Dec. 31, 2012 Northglen [Member]	Dec. 31, 2012 Northlake (MD) [Member]	Dec. 31, 2012 Northridge [Member]	Dec. 31, 2012 Oak Mill One [Member]	Dec. 31, 2012 Oak Park North [Member]	Dec. 31, 2012 Oak Park South [Member]	Dec. 31, 2012 Oaks at Falls Church [Member]	Dec. 31, 2012 Ocean Crest [Member]	Dec. 31, 2012 Ocean Walk [Member]	Dec. 31, 2012 Orchard Ridge [Member]	Dec. 31, 2012 Palm Trace Landings [Member]	Dec. 31, 2012 Panther Ridge [Member]	Dec. 31, 2012 Parc 77 [Member]	Dec. 31, 2012 Parc Cameron [Member]	Dec. 31, 2012 Parc Coliseum [Member]	Dec. 31, 2012 Parc East Towers [Member]	Dec. 31, 2012 Park at Turtle Run The [Member]	Dec. 31, 2012 Park West CA [Member]	Dec. 31, 2012 Parkfield [Member]	Dec. 31, 2012 Parkside [Member]	Dec. 31, 2012 Pegasus [Member]	Dec. 31, 2012 Phillips Park [Member]	Dec. 31, 2012 Playa Pacifica [Member]	Dec. 31, 2012 Portofino [Member]	Dec. 31, 2012 Portofino Val [Member]	Dec. 31, 2012 Portside Towers [Member]	Dec. 31, 2012 Preserve at Deer Creek [Member]	Dec. 31, 2012 Prime, The [Member]	Dec. 31, 2012 Promenade at Aventura [Member]	Dec. 31, 2012 Promenade at Town Center I [Member]	Dec. 31, 2012 Promenade at Tower Center II [Member]	Dec. 31, 2012 Promenade at Wyndham Lakes [Member]	Dec. 31, 2012 Promenade Terrace [Member]	Dec. 31, 2012 Promontory Pointe I And I I [Member]	Dec. 31, 2012 Prospect Towers [Member]	Dec. 31, 2012 Prospect Towers I I [Member]	Dec. 31, 2012 Red 160 [Member]	Dec. 31, 2012 Red Road Commons [Member]	Dec. 31, 2012 Regency Palms [Member]	Dec. 31, 2012 Registry [Member]	Dec. 31, 2012 Renaissance Villas [Member]	Dec. 31, 2012 Reserve at Ashley Lake [Member]	Dec. 31, 2012 Reserve At Town Center II WA Member	Dec. 31, 2012 Reserve at Town Center III [Member]	Dec. 31, 2012 Residences at Bayview [Member]	Dec. 31, 2012 Retreat, The [Member]	Dec. 31, 2012 Reunion at Redmond Ridge [Member]	Dec. 31, 2012 Rianna I [Member]	Dec. 31, 2012 Ridgewood Village I And I I [Member]	Dec. 31, 2012 River Tower [Member]	Dec. 31, 2012 Riverpark [Member]	Dec. 31, 2012 Rivers Bend C T [Member]	Dec. 31, 2012 Riverview Condominiums [Member]	Dec. 31, 2012 Rosecliff II [Member]	Dec. 31, 2012 Sabal Palm at Lake Buena Vista [Member]	Dec. 31, 2012 Sabal Palm At Metrowest I I [Member]	Dec. 31, 2012 Sabal Pointe [Member]	Dec. 31, 2012 Sage Condominium Homes, LLC [Member]	Dec. 31, 2012 Sakura Crossing [Member]	Dec. 31, 2012 Savannah at Park Place [Member]	Dec. 31, 2012 Savoy I I I [Member]	Dec. 31, 2012 Scarborough Square [Member]	Dec. 31, 2012 Sedona Ridge [Member]	Dec. 31, 2012 Seeley Lake [Member]	Dec. 31, 2012 Seventh And James [Member]	Dec. 31, 2012 Shadow Creek [Member]	Dec. 31, 2012 Sheridan Lake Club [Member]	Dec. 31, 2012 Sheridan Ocean Club Combined [Member]	Dec. 31, 2012 Siena Terrace [Member]	Dec. 31, 2012 Skycrest [Member]	Dec. 31, 2012 Skylark [Member]	Dec. 31, 2012 Skyline Terrace [Member]	Dec. 31, 2012 Skyline Towers [Member]	Dec. 31, 2012 Skyview [Member]	Dec. 31, 2012 Sonoran [Member]	Dec. 31, 2012 Southwood [Member]	Dec. 31, 2012 Springbrook Estates [Member]	Dec. 31, 2012 Springs Colony [Member]	Dec. 31, 2012 St. Andrews at Winston Park [Member]	Dec. 31, 2012 Stoney Creek [Member]	Dec. 31, 2012 Stonybrook [Member]	Dec. 31, 2012 summerset village II [Member]	Dec. 31, 2012 Summit And Birch Hill [Member]	Dec. 31, 2012 Sycamore Creek [Member]	Dec. 31, 2012 Ten23 (fka 500 West 23rd Street) [Member]	Dec. 31, 2012 Terraces, The [Member]	Dec. 31, 2012 Third Square [Member]	Dec. 31, 2012 Tortuga Bay [Member]	Dec. 31, 2012 Toscana [Member]	Dec. 31, 2012 Townes at Herndon [Member]	Dec. 31, 2012 Trump Place 140 Riverside [Member]	Dec. 31, 2012 Trump Place 160 Riverside [Member]	Dec. 31, 2012 Trump place 180 Riverside [Member]	Dec. 31, 2012 Uwajimaya Village [Member]	Dec. 31, 2012 Valencia Plantation [Member]	Dec. 31, 2012 Vantage Pointe [Member]	Dec. 31, 2012 Veridian [Member]	Dec. 31, 2012 Versailles (K-Town) [Member]	Dec. 31, 2012 Victor on Venice [Member]	Dec. 31, 2012 Villa Solana [Member]	Dec. 31, 2012 Village at Bear Creek [Member]	Dec. 31, 2012 Village at Howard Hughes (Lots 1&2, 3&4) [Member]	Dec. 31, 2012 Village at Lakewood [Member]	Dec. 31, 2012 Vista Del Lago [Member]	Dec. 31, 2012 Vista Montana - Residential and Townhomes [Member]	Dec. 31, 2012 Vista on Courthouse [Member]	Dec. 31, 2012 Walden Park [Member]	Dec. 31, 2012 Waterford Place C O [Member]	Dec. 31, 2012 Waterside [Member]	Dec. 31, 2012 Webster Green [Member]	Dec. 31, 2012 Welleby Lake Club [Member]	Dec. 31, 2012 West End Apartments [Member]	Dec. 31, 2012 West Seattle [Member]	Dec. 31, 2012 Westerly at Worldgate [Member]	Dec. 31, 2012 Westside I [Member]	Dec. 31, 2012 Westside II [Member]	Dec. 31, 2012 Westgate III [Member]	Dec. 31, 2012 Westridge [Member]	Dec. 31, 2012 Westside Villas I [Member]	Dec. 31, 2012 Westside Villas II [Member]	Dec. 31, 2012 Westside Villas III [Member]	Dec. 31, 2012 Westside Villas IV [Member]	Dec. 31, 2012 Westside Villas V [Member]	Dec. 31, 2012 Westside Villas VI [Member]	Dec. 31, 2012 Westside Villas VII [Member]	Dec. 31, 2012 Waterford at Deerwood [Member]	Dec. 31, 2012 Winchester Park [Member]	Dec. 31, 2012 Winchester Wood [Member]	Dec. 31, 2012 Windridge CA [Member]	Dec. 31, 2012 Windsor at Fair Lakes [Member]	Dec. 31, 2012 Winston F L [Member]	Dec. 31, 2012 Wood Creek CA [Member]	Dec. 31, 2012 Woodbridge C T [Member]	Dec. 31, 2012 Woodland Park [Member]	Dec. 31, 2012 Management [Member]	Dec. 31, 2012 Operating Partnership [Member]	Dec. 31, 2012 Wholly Owned Unencumbered [Member]	Dec. 31, 2012 4701 Willard Ave [Member]	Dec. 31, 2012 55 West Fifth I & II [Member]	Dec. 31, 2012 House 929 [Member]	Dec. 31, 2012 Academy Village [Member]	Dec. 31, 2012 Acappella [Member]	Dec. 31, 2012 Acton Courtyard [Member]	Dec. 31, 2012 Alborada [Member]		Dec. 31, 2012 Alexander on Ponce [Member]	Dec. 31, 2012 Arbor Terrace [Member]		Dec. 31, 2012 Artech Building [Member]	Dec. 31, 2012 Artisan Square [Member]	Dec. 31, 2012 Avanti [Member]	Dec. 31, 2012 Bachenheimer Building [Member]	Dec. 31, 2012 Bella Vista Apartments at Boca Del Mar [Member]	Dec. 31, 2012 Berkeleyan [Member]	Dec. 31, 2012 Brookside (CO) [Member]		Dec. 31, 2012 Canterbury [Member]	Dec. 31, 2012 Cape House One [Member]	Dec. 31, 2012 Cape House Two [Member]	Dec. 31, 2012 Carmel Terrace [Member]		Dec. 31, 2012 Cascade at Landmark [Member]	Dec. 31, 2012 Chelsea Square [Member]		Dec. 31, 2012 Church Corner [Member]	Dec. 31, 2012 Cierra Crest [Member]		Dec. 31, 2012 city pointe [Member]	Dec. 31, 2012 CityView at Longwood [Member]	Dec. 31, 2012 Clarendon, The [Member]	Dec. 31, 2012 Colorado Pointe [Member]		Dec. 31, 2012 Copper Canyon [Member]		Dec. 31, 2012 Country Brook [Member]		Dec. 31, 2012 Creekside (San Mateo) [Member]		Dec. 31, 2012 Crescent at Cherry Creek [Member]		Dec. 31, 2012 Deerwood (SD) [Member]		Dec. 31, 2012 Estates at Maitland Summit [Member]		Dec. 31, 2012 Estates at Tanglewood [Member]		Dec. 31, 2012 Fairfield [Member]	Dec. 31, 2012 Fine Arts Building [Member]	Dec. 31, 2012 Gaia Building [Member]	Dec. 31, 2012 Gateway at Malden Center [Member]	Dec. 31, 2012 Glen Meadow [Member]	Dec. 31, 2012 Glo [Member]	Dec. 31, 2012 Grandeville at River Place [Member]	Dec. 31, 2012 Greenwood Park [Member]		Dec. 31, 2012 Greenwood Plaza [Member]		Dec. 31, 2012 Harbor Steps [Member]	Dec. 31, 2012 Hathaway [Member]	Dec. 31, 2012 Heights on Capitol Hill [Member]	Dec. 31, 2012 Heritage at Stone Ridge [Member]	Dec. 31, 2012 Heronfield [Member]		Dec. 31, 2012 Ivory Wood [Member]	Dec. 31, 2012 Kelvin Court [Member]	Dec. 31, 2012 La Terrazza at Colma Station [Member]	Dec. 31, 2012 Liberty Park [Member]	Dec. 31, 2012 Liberty Tower [Member]	Dec. 31, 2012 Lincoln Heights [Member]		Dec. 31, 2012 Lindley [Member]	Dec. 31, 2012 Longview Place [Member]	Dec. 31, 2012 Market Street Village [Member]		Dec. 31, 2012 Marks [Member]	Dec. 31, 2012 Metro on First [Member]	Dec. 31, 2012 Mill Creek [Member]	Dec. 31, 2012 Miramar Lakes [Member]		Dec. 31, 2012 Missions at Sunbow [Member]	Dec. 31, 2012 Moda [Member]		Dec. 31, 2012 Monte Viejo [Member]	Dec. 31, 2012 Montecito [Member]		Dec. 31, 2012 Montierra [Member]		Dec. 31, 2012 Mosaic at Metro [Member]	Dec. 31, 2012 Mountain Terrace [Member]	Dec. 31, 2012 North Pier at Harborside [Member]	Dec. 31, 2012 Northpark [Member]	Dec. 31, 2012 Oak Mill Two [Member]	Dec. 31, 2012 Oaks [Member]	Dec. 31, 2012 Olde Redmond Place [Member]		Dec. 31, 2012 Olympus Towers [Member]	Dec. 31, 2012 Promenade at Peachtree [Member]		Dec. 31, 2012 Providence [Member]		Dec. 31, 2012 Reserve at Clarendon Centre, The [Member]		Dec. 31, 2012 Reserve at Eisenhower, The [Member]		Dec. 31, 2012 Reserve at Empire Lakes [Member]		Dec. 31, 2012 Reserve at Fairfax Corners [Member]	Dec. 31, 2012 Reserve at Potomac Yard [Member]	Dec. 31, 2012 Reserve at Town Center [Member]	Dec. 31, 2012 Rianna II [Member]	Dec. 31, 2012 Rockingham Glen [Member]	Dec. 31, 2012 Rolling Green (Amherst) [Member]	Dec. 31, 2012 Rolling Green (Milford) [Member]	Dec. 31, 2012 Savannah Lakes [Member]	Dec. 31, 2012 Savannah Midtown [Member]	Dec. 31, 2012 Savoy at Dayton Station I & II [Member]		Dec. 31, 2012 Sheffield Court [Member]		Dec. 31, 2012 Sonata at Cherry Creek [Member]	Dec. 31, 2012 Sonterra At Foothill Ranch [Member]		Dec. 31, 2012 South Winds [Member]	Dec. 31, 2012 Stonegate C O [Member]		Dec. 31, 2012 Stoney Ridge [Member]	Dec. 31, 2012 Summerset Village [Member]	Dec. 31, 2012 Summit at Lake Union [Member]		Dec. 31, 2012 Sunforest [Member]		Dec. 31, 2012 Sunforest II [Member]		Dec. 31, 2012 Talleyrand [Member]	Dec. 31, 2012 Teresina [Member]	Dec. 31, 2012 Touriel Building [Member]	Dec. 31, 2012 Town Square at Mark Center I [Member]	Dec. 31, 2012 town center at mark center phase II [Member]	Dec. 31, 2012 Tradition at Alafaya [Member]		Dec. 31, 2012 Tuscany at Lindbergh [Member]	Dec. 31, 2012 Uptown Square [Member]	Dec. 31, 2012 Versailles [Member]	Dec. 31, 2012 Via Ventura [Member]		Dec. 31, 2012 Vintage [Member]	Dec. 31, 2012 Warwick Station [Member]	Dec. 31, 2012 Westwood Glen [Member]	Dec. 31, 2012 Whisper Creek [Member]	Dec. 31, 2012 Woodlake W A [Member]		Dec. 31, 2012 Woodleaf [Member]	Dec. 31, 2012 Wholly Owned Encumbered [Member]	Dec. 31, 2012 Elliott 2300 [Member]	Dec. 31, 2012 A400 Park Aveue South (EQR) [Member]	Dec. 31, 2012 400 Park Aveue South (Toll) [Member] [Member]	Dec. 31, 2012 Canyon Ridge [Member]	Dec. 31, 2012 Copper Creek [Member]	Dec. 31, 2012 Country Oaks [Member]	Dec. 31, 2012 Fox Ridge [Member]	Dec. 31, 2012 Hudson Crossing Two [Member]	Dec. 31, 2012 Monterra in Mill Creek [Member]	Dec. 31, 2012 Preserve at Briarcliff [Member]	Dec. 31, 2012 Strayhorse at Arrowhead Ranch [Member]	Dec. 31, 2012 Willow Brook C [Member]	Dec. 31, 2012 Partially Owned Unencumbered [Member]	Dec. 31, 2012 Bellevue Meadows [Member]	Dec. 31, 2012 Canyon Creek C [Member]	Dec. 31, 2012 Isle at Arrowhead Ranch [Member]	Dec. 31, 2012 Lantern Cove [Member]	Dec. 31, 2012 Rosecliff [Member]	Dec. 31, 2012 Schooner Bay One [Member]	Dec. 31, 2012 Schooner Bay Two [Member]	Dec. 31, 2012 Scottsdale Meadows [Member]	Dec. 31, 2012 Surrey Downs [Member]	Dec. 31, 2012 Virgil Square [Member]	Dec. 31, 2012 Partially Owned Encumbered [Member]	Dec. 31, 2012 Portfolio Entity Encumbrances [Member]	Dec. 31, 2012 Total Consolidated Investment in Real Estate [Member]	Dec. 31, 2012 Depreciable Property [Member]	Dec. 31, 2012 Renovations and Improvements Minimum [Member]	Dec. 31, 2012 Renovations and Improvements Maximum [Member]	Dec. 31, 2012 Replacements Minimum [Member]	Dec. 31, 2012 Replacements Maximum [Member]	Dec. 31, 2012 Management Business Renovations and Improvements Minimum [Member] [Member]	Dec. 31, 2012 Management Business Renovations and Improvements Maximum [Member] [Member]	Dec. 31, 2012 Building [Member]
Real Estate and Accumulated Depreciation [Line Items]
Fixtures and Equipment, Gross	$ 1,343,765,000	$ 1,292,124,000																																																																																																																																																																																																																																																																																																																																																																																																																																																																																										$ 1,343,765,180
Land And Depreciable Property Net	11,200,000,000	11,400,000,000
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location			Alexandria, VA	Washington, D.C. (G)	Arlington, VA	Washington, D.C. (G)	Atlanta, GA	New York, NY	Brooklyn, NY (G)	Anaheim, CA	Seattle, WA	Arlington, VA (G)	Washington, D.C. (G)	New York, NY	Washington, D.C. (G)	Seattle, WA (G)	New York, NY (G)	Jersey City, NJ (G)	New York, NY (G)	San Francisco, CA	New York, NY (G)	Daly City, CA (G)	Abington, MA	Scottsdale, AZ	Canton, MA	Sunnyvale, CA	Orlando, FL	Los Angeles, CA	Corona Hills, CA	Orlando, FL	Jacksonville, FL	Redwood City, CA	Denver, CO (G)	Oviedo, FL	Long Beach, CA	New York, NY	Mukilteo, WA (G)	Phoenix, AZ	Woodland Hills, CA	Scottsdale, AZ	Bellevue, WA	Marina del Ray, CA	Berkeley, CA	Winter Park, FL	Newington, CT	Vernon, CT	Sunnyvale, CA	Greensboro, NC	Orange Park, FL	Brooklyn, NY (G)	Chino Hills, CA	Scottsdale, AZ	Alexandria, VA	Seattle, WA	Seattle, WA	Seattle, WA (G)	Seattle, WA (G)	Ontario, CA	Ontario, CA	Kent, WA	Duluth, GA	Glen Burnie, MD	Atlanta, GA (G)	Los Angeles, CA	Coconut Creek, FL	Jacksonville, FL	Boynton Beach, FL	Boynton Beach, FL	Scottsdale, AZ	Orlando, FL	Orlando, FL	Lakewood, CO	Taunton, MA	Corona, CA	Atlanta, GA	San Diego, CA	Chino Hills, CA	Bethesda, MD	Miami, FL	Fairfax, VA	Boston, MA (G)	Orlando, FL	Deerfield Beach, FL	Coconut Creek, FL	Tempe, AZ	Sherman Oaks, CA	Wellington, FL	Washington, D.C.	Fall River, MA	Enfield, CT	Federal Way, WA	Federal Way, WA	Coral Gables, FL (G)	Hermosa Beach,CA	Pembroke Pines, FL	Plantation, FL	Redmond, WA	Pleasanton, CA	San Francisco, CA	Bowie, MD	Rocky Hill , CT	Beverly Hills, CA	Miami, FL	Los Angeles, CA	Lynwood, WA	Phoenix, AZ	Boynton Beach, FL	Ellington, CT	Westwood, MA	Westwood, MA	Cherry Hills, NJ	South Plainfield, NJ	Scottsdale, AZ	Los Angeles, CA (G)	New York, NY (G)	Jersey City, NJ	Charlotte, NC	Everett, WA	Scottsdale, AZ	Pleasant Hill, CA	Los Angeles, CA (G)	Burbank, CA	Ocoee, FL	Ocoee, FL	Miami, FL	San Diego, CA	San Diego, CA	Santa Clara, CA	Orlando, FL	Pembroke Pines, FL	W. New York, NJ	Phoenix, AZ	Highlands Ranch, CO	Concord, CA	Alpharetta, GA	Tempe, AZ	New York, NY (G)	Boston, MA (G)	Decatur, GA	New York, NY (G)	Orange Park, FL	Seattle, WA	Corona Hills, CA	Bellevue, WA	Plantation, FL (G)	Los Angeles, CA (G)	Irvine, CA	Orlando, FL	San Francisco, CA	San Jose, CA	Scottsdale, AZ	Hyattsville, MD	Los Angeles, CA	Davie, FL	Largo, MD	Largo, MD	Valencia, CA	Germantown, MD	Pleasant Hill, CA	Germantown, MD	Agoura Hills, CA	Agoura Hills, CA	Falls Church, VA	Solana Beach, CA	Key West, FL	Lynnwood, WA	Davie, FL	Federal Way, WA	New York, NY (G)	New York, NY (G)	New York, NY (G)	New York, NY (G)	Coral Springs, FL	Los Angeles, CA	Denver, CO	Union City, CA	Los Angeles, CA (G)	Wellesley, MA	Hermosa Beach,CA	Chino Hills, CA	Valencia, CA	Jersey City, NJ (G)	Deerfield Beach, FL	Arlington, VA	Aventura, FL	Valencia, CA	Valencia, CA	Coral Springs, FL	Corona, CA	Phoenix, AZ	Hackensack, NJ	Hackensack, NJ	Redmond , WA (G)	Miami, FL (G)	Huntington Beach, CA	Northglenn, CO	Berkeley, CA (G)	Boynton Beach, FL	Mill Creek, WA	Mill Creek, WA	Pompano Beach, FL (G)	Phoenix, AZ	Redmond, WA	Seattle, WA (G)	San Diego, CA	New York, NY (G)	Redmond, WA (G)	Windsor, CT	Norwalk, CT	Quincy, MA	Orlando, FL	Orlando, FL	Coral Springs, FL	Everett, WA	Los Angeles, CA (G)	Atlanta, GA	Aurora, CO	Rockville, MD	Phoenix, AZ	Lakewood, WA	Seattle, WA	Winter Springs, FL	Dania Beach, FL	Dania Beach, FL	Lake Forest, CA	Valencia, CA	Union City, CA	Burlingame, CA	Falls Church, VA (G)	Rancho Santa Margarita, CA	Phoenix, AZ	Palo Alto, CA	Riverside, CA	Altamonte Springs, FL	Coconut Creek, FL	Lakewood, WA	Boynton Beach, FL	Chatsworth, CA	Farmington, CT	Scottsdale, AZ	New York, NY (G)	San Francisco, CA (G)	Cambridge, MA (G)	Orlando, FL	Irvine, CA	Herndon, VA	New York, NY (G)	New York, NY (G)	New York, NY (G)	Seattle, WA	Orlando, FL	San Diego, CA (G)	Silver Spring, MD (G)	Los Angeles, CA	Los Angeles, CA (G)	Laguna Hills, CA	Lakewood, CO	Los Angeles, CA	Phoenix, AZ	Mission Viejo, CA	San Jose, CA	Arlington, VA	Cambridge, MA	Thornton, CO	Reston, VA	Needham, MA	Sunrise, FL	Boston, MA (G)	Seattle, WA	Herndon, VA	Pasadena, CA	Pasadena, CA	Pasadena, CA	Tacoma, WA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Jacksonville, FL	Riverside, RI	Riverside, RI	Laguna Niguel, CA	Fairfax, VA	Pembroke Pines, FL	Pleasant Hill, CA	Newington, CT	East Palo Alto, CA (G)	Chicago, IL	Chicago, IL		Chevy Chase, MD (G)	San Mateo, CA	Cambridge, MA (G)	North Hollywood, CA	Pasadena, CA	Berkeley, CA (G)	Fremont, CA		Atlanta, GA	Sunnyvale, CA		Berkeley, CA (G)	Northridge, CA	Anaheim, CA	Berkeley, CA (G)	Boca Raton, FL	Berkeley, CA (G)	Boulder, CO		Germantown, MD	Jacksonville, FL	Jacksonville, FL	San Diego, CA		Alexandria, VA	Redmond, WA		Cambridge, MA (G)	Denver, CO		Fullerton, CA (G)	Boston, MA (G)	Arlington, VA (G)	Denver, CO		Highlands Ranch, CO		Chandler, AZ		San Mateo, CA		Denver, CO		San Diego, CA		Orlando, FL		Westminster, CO		Stamford, CT (G)	Berkeley, CA (G)	Berkeley, CA (G)	Malden, MA (G)	Franklin, MA	Los Angeles, CA (G)	Oviedo, FL	Centennial, CO		Centennial, CO		Seattle, WA (G)	Long Beach, CA	Seattle, WA (G)	Burlington, MA	Kirkland, WA		Bothell, WA	Irvine, CA	Colma, CA (G)	Brain Tree, MA	Arlington, VA (G)	Quincy, MA		Encino, CA	Waltham, MA	San Diego, CA		Englewood, CO (G)	Seattle, WA (G)	Milpitas, CA	Miramar, FL		Chula Vista, CA	Seattle, WA (G)		Phoenix, AZ	Valencia, CA		San Diego, CA		Hyattsville, MD	Stevenson Ranch, CA	Jersey City, NJ (I)	Burlingame, CA	Germantown, MD	Santa Clarita, CA	Redmond, WA		Seattle, WA (G)	Chamblee, GA		Bothell, WA		Arlington, VA (G)		Alexandria, VA		Rancho Cucamonga, CA		Fairfax, VA	Alexandria, VA	Mill Creek, WA	Seattle, WA (G)	West Roxbury, MA	Amherst, MA	Milford, MA	Boynton Beach, FL	Atlanta, GA	Aurora, CO		Arlington, VA		Denver, CO	Foothill Ranch, CA		Fall River, MA	Broomfield, CO		Dale City, VA	Chatsworth, CA	Seattle, WA		Davie, FL		Davie, FL		Tarrytown, NY	Chula Vista, CA	Berkeley, CA (G)	Alexandria, VA	Alexandria, VA	Oviedo, FL		Atlanta, GA	Denver, CO (G)	Woodland Hills, CA	Scottsdale, AZ		Ontario, CA	Westminster, CO	Westwood, MA	Denver, CO	Kirkland, WA		Campbell, CA		Seattle, WA	New York, NY	New York, NY	San Diego, CA	Tempe, AZ	Agoura Hills, CA	Englewood, CO	New York, NY	Mill Creek, WA	Atlanta, GA	Glendale, AZ	Pleasant Hill, CA		Bellevue, WA	San Ramon, CA	Glendale, AZ	Foster City, CA	Quincy, MA	Foster City, CA	Foster City, CA	Scottsdale, AZ	Bellevue, WA	Los Angeles, CA
Real Estate And Accumulated Depreciation Units			0	144	326	556	355	0	113	0	0	188	359	155	559	0	135	480	238	102	294	95	90	304	156	410	336	118	492	480	200	123	352	233	160	302	235	248	579	202	1	102	0	324	64	150	192	0	288	490	0	348	317	0	0	187	221	312	100	293	303	796	202	92	301	555	252	296	416	352	316	201	58	316	156	181	252	122	0	404	444	312	300	278	204	174	400	0	168	168	144	18	195	169	296	312	180	200	164	478	151	35	296	259	197	204	192	100	180	102	170	252	272	128	259	182	0	381	278	252	0	141	282	165	480	1,070	340	264	672	358	276	304	422	259	352	379	293	710	268	98	272	0	336	67	247	99	0	304	0	108	160	242	272	316	344	276	234	304	221	208	220	224	176	146	297	104	768	260	137	166	177	324	257	444	476	208	322	49	285	176	216	527	540	256	296	294	270	332	330	424	157	203	250	404	310	208	34	440	100	0	225	480	321	78	408	323	319	373	92	130	400	456	275	123	230	416	168	121	250	522	96	280	240	648	356	264	174	138	939	260	429	100	0	188	284	231	264	0	186	350	111	117	471	314	563	218	354	455	516	176	194	679	457	225	115	272	472	0	240	608	0	220	232	336	276	77	304	310	0	320	480	0	0	714	21	23	36	36	60	18	53	322	416	62	344	250	464	256	73	1,812	0	0	73,732	512	241	127	248	143	71	442		330	175		21	140	162	44	392	56	144		544	240	240	384		277	113		85	480		183	295	292	193		222		396		192		216		316		272		504		263	100	91	203	288	201	280	291		266		738	385	104	180	202		144	132	153	202	235	336		129	348	229		616	102	516	344		336	251		480	210		272		260	510	297	510	192	520	192		328	406		200		252		226		467		652	588	389	78	143	204	304	466	322	444		597		183	300		404	350		264	280	150		494		0		300	440	35	406	272	253		324	696	253	328		300	332	156	272	288		178	33,124	92	0	0	162	144	256	300	0	139	182	136	228	1,639	180	268	256	232	156	168	144	168	122	142	1,836	0	110,331
Initial Cost to Company, Land			18,937,702	9,213,512	9,780,000	54,638,298	7,924,126	0	22,037,831	5,865,235	22,106,464	11,321,198	30,006,593	39,277,000	28,150,000	3,640,000	32,852,000	28,108,899	22,611,600	5,249,124	65,352,706	7,786,800	553,105	3,663,473	4,685,900	26,650,000	5,500,000	8,000,400	2,594,264	3,808,823	5,000,000	7,995,000	5,481,556	6,990,000	7,600,000	114,351,405	5,686,861	2,978,879	31,682,754	2,626,000	63,158	9,098,808	13,908,910	2,592,000	401,091	928,972	9,991,500	1,100,564	2,160,000	40,099,922	15,617,709	1,924,900	10,000,000	12,198,278	11,553,286	3,800,000	5,900,000	5,616,000	1,820,000	3,700,000	1,818,000	8,993,411	6,440,800	6,615,467	3,001,700	15,000,000	12,600,000	14,800,000	3,156,600	12,009,630	7,000,000	1,609,800	498,080	4,742,200	2,966,400	7,801,824	1,808,900	13,092,552	11,723,423	19,433,000	14,855,000	9,359,750	15,000,000	5,560,000	1,500,192	8,700,000	20,000,000	13,530,054	1,370,843	1,129,018	626,637	80,000	0	18,144,000	1,896,600	2,228,200	2,306,100	6,796,511	1,722,400	19,845,000	911,534	7,772,000	319,180	10,806,000	6,895,000	1,209,705	1,546,700	583,679	2,229,095	0	6,800,000	10,080,000	11,823,840	9,435,760	23,420,000	5,350,000	100,000	1,597,500	1,075,700	15,000,000	14,791,831	14,100,000	8,460,000	3,306,286	19,200,000	28,895,200	6,000,000	13,642,420	23,520,000	17,900,000	27,246,045	9,000,000	6,330,000	6,469,230	3,521,900	3,049,133	73,170,045	53,164,160	1,454,048	22,346,513	1,861,200	12,542,418	6,888,500	3,200,000	10,129,900	8,125,216	10,743,027	2,432,000	32,855,115	5,190,700	670,470	4,120,800	8,500,000	15,800,000	1,843,200	1,513,500	9,360,000	15,000,000	5,527,800	10,000,000	1,706,900	1,683,800	20,240,000	5,111,200	2,838,749	480,600	38,400,000	1,055,800	40,504,000	37,600,000	52,654,000	102,163,000	15,420,000	3,033,500	8,330,000	6,246,700	18,094,052	816,922	35,100,000	3,572,400	8,640,000	22,487,006	13,500,000	32,000,000	13,320,000	14,700,000	13,500,000	6,640,000	2,272,800	2,355,509	3,926,600	4,500,000	15,546,376	27,383,547	1,857,400	2,000,000	2,458,000	3,520,400	4,310,418	2,089,388	5,783,545	3,475,114	6,975,705	2,268,160	11,809,500	118,669,441	14,355,000	3,325,517	2,300,000	4,922,840	2,800,000	4,560,000	1,951,600	2,500,000	14,641,990	7,696,095	659,165	1,815,000	3,750,000	2,760,400	663,800	6,000,000	12,000,000	18,313,414	8,900,000	10,560,000	1,781,600	16,836,000	78,278,200	3,380,000	2,361,922	6,936,600	18,200,000	630,411	5,680,000	1,215,200	10,500,000	260,646	1,757,438	3,152,000	0	14,087,610	26,767,171	6,280,000	39,410,000	10,900,000	103,539,100	139,933,500	144,968,250	8,800,000	873,000	9,403,960	18,539,817	10,590,975	10,350,000	1,665,100	4,519,700	79,140,504	3,166,411	4,525,800	27,410,280	15,550,260	12,448,888	5,040,000	20,700,000	1,418,893	3,648,000	469,546	11,726,305	14,568,000	22,898,848	17,859,785	12,118,061	3,501,900	1,785,000	1,955,000	3,060,000	3,060,000	5,100,000	1,530,000	4,505,000	8,000,000	2,822,618	683,215	2,662,900	10,000,000	18,561,000	9,729,900	498,377	72,314,518	0	0	3,731,343,610	76,921,130	21,041,710	3,252,993	25,000,000	5,839,548	5,550,000	24,310,000		9,900,000	9,057,300		1,642,000	7,000,000	12,960,000	3,439,000	11,760,000	4,377,000	3,600,400		2,781,300	4,800,000	4,800,000	2,288,300		3,603,400	3,397,100		5,220,000	4,803,100		6,863,792	14,704,898	30,400,340	5,790,000		1,442,212		1,505,219		9,606,600		2,594,000		2,082,095		9,520,000		7,560,000		6,510,200	7,817,000	7,113,000	9,209,780	2,339,330	16,047,022	6,000,000	4,365,000		3,990,000		59,900,000	2,512,500	5,425,000	10,800,000	9,245,000		2,732,800	10,752,145	0	5,977,504	16,382,822	5,928,400		5,805,000	20,880,000	13,740,000		4,928,500	8,540,000	12,858,693	17,200,000		28,560,000	12,649,228		12,700,000	8,400,000		8,160,000		0	3,966,500	4,000,159	38,607,000	854,133	23,400,000	4,807,100		14,752,034	10,120,250		3,573,621		10,500,000		6,500,000		16,345,000		15,804,057	11,918,917	10,369,400	2,161,840	1,124,217	1,340,702	2,012,350	7,000,000	7,209,873	5,450,295		3,342,381		5,490,000	7,503,400		2,481,821	8,750,000		8,000,000	2,629,804	1,424,700		10,000,000		0		12,000,000	28,600,000	2,736,000	24,360,000	15,568,464	7,590,000		9,720,000	17,492,000	12,650,000	1,351,786		7,059,230	2,274,121	1,616,505	5,310,000	6,631,400		8,550,600	1,111,832,021	796,800	76,292,169	58,090,357	4,869,448	1,017,400	6,105,000	2,490,000	5,000,000	2,800,000	6,370,000	4,400,000	5,055,000	173,286,174	4,507,100	5,425,000	1,650,237	6,945,000	5,460,000	5,345,000	4,550,000	1,512,000	3,057,100	5,500,000	43,951,437		5,060,413,242
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements			37,877,314	36,559,189	89,668,165	40,361,702	23,533,831	13,963,833	53,962,169	1,101,382	649,599	44,765,635	114,013,785	23,026,984	138,600,000	8,110,000	43,140,551	236,965,465	77,492,171	18,609,876	65,747,294	31,587,325	3,697,396	21,172,386	10,992,751	62,850,000	28,600,796	36,074,600	33,042,398	29,322,243	17,785,388	18,005,000	51,658,741	15,740,825	27,437,239	165,648,595	26,070,540	20,641,333	121,095,786	16,025,041	248,929	28,701,192	3,695,312	17,990,436	2,681,210	6,209,988	22,247,278	792,509	13,347,549	221,419,489	4,506,944	17,324,593	51,367,913	1,602,237	772,881	21,280,039	48,800,339	23,485,891	9,528,898	18,961,895	24,489,671	27,301,052	19,993,460	14,829,335	17,678,928	41,055,786	31,469,651	37,874,719	28,414,599	44,407,977	27,654,816	10,832,754	3,329,560	20,272,892	10,570,210	36,948,176	16,274,361	43,907,448	2,155,330	56,816,266	57,566,636	29,539,650	33,194,576	19,939,324	19,281,399	25,446,003	64,790,850	4,444,434	9,163,804	7,547,256	5,765,018	1,286,139	44,601,000	46,567,941	17,070,795	20,056,270	12,064,015	20,249,392	15,471,429	73,335,916	6,093,418	16,864,269	12,513,467	30,335,330	18,983,597	13,136,903	7,774,676	3,901,774	16,828,153	19,875,857	21,459,108	37,526,912	31,990,970	32,564,240	70,086,976	41,114,074	0	14,367,864	9,900,330	24,335,549	38,203,310	24,662,883	31,761,470	24,519,644	48,379,586	95,567,943	47,449,353	29,707,475	75,068,206	24,460,989	37,741,050	35,917,811	37,557,013	46,745,854	22,888,305	26,991,689	53,962,510	185,610,210	13,087,393	61,653,487	16,744,951	25,777,026	21,604,584	9,616,264	58,770,100	27,378,784	2,579,535	21,623,560	8,197,322	9,679,109	12,607,976	42,477,297	52,529,446	46,142,895	17,518,161	14,257,210	20,778,553	23,142,302	14,691,705	13,155,522	15,362,666	15,154,608	20,152,616	11,910,438	25,545,009	4,372,033	105,693,432	9,506,117	18,025,679	9,855,597	23,045,751	108,989,402	36,064,629	27,302,383	28,667,617	11,827,453	81,905,948	5,460,955	33,473,822	14,660,994	21,487,126	96,842,913	60,011,208	64,436,539	30,353,748	35,390,279	34,405,636	26,743,760	20,546,289	30,421,840	31,674,675	40,617,715	65,320,310	99,656,440	16,713,254	10,925,007	4,542,000	23,332,494	17,165,442	3,490,084	39,334,455	27,265,252	46,175,001	14,864,482	34,004,048	98,880,559	80,894,049	22,573,825	7,406,730	30,202,160	23,687,893	33,907,283	17,570,508	12,021,256	42,858,010	34,034,000	20,801,301	7,608,125	14,750,000	24,845,286	5,974,803	21,719,768	23,170,580	47,091,594	24,083,024	25,574,457	16,731,916	35,414,000	91,485,591	21,952,863	31,841,724	14,324,069	0	5,852,157	19,812,090	10,938,134	24,967,638	0	11,748,112	19,083,727	55,094,616	16,321,570	218,745,109	32,121,779	50,806,072	49,216,125	94,082,725	190,964,745	138,346,681	22,188,288	12,819,377	190,596,040	130,407,365	44,409,025	35,433,437	14,985,677	40,676,390	759,769	13,859,090	40,736,293	1,199,671	69,449,740	52,044,448	29,946,419	27,474,387	9,485,006	17,620,879	163,123,022	2,490,247	43,620,057	133,521,009	44,087,554	8,735,107	31,506,082	3,233,254	3,541,435	5,538,871	5,539,390	9,224,485	3,023,523	10,758,900	30,057,214	18,868,626	4,567,154	23,985,497	28,587,109	49,527,569	23,009,768	3,331,548	57,267,661	0	4,528,494	9,953,052,315	153,947,682	71,931,323	21,745,595	23,593,194	29,360,452	15,785,509	59,214,129		35,819,022	18,483,642		9,152,518	20,537,359	18,497,683	13,866,379	20,190,252	16,022,110	10,211,159		32,942,531	22,484,240	22,229,836	20,596,281		19,657,554	9,289,074		16,744,643	34,894,898		36,476,208	79,195,102	103,824,660	28,815,607		16,251,114		29,542,535		21,193,232		15,149,470		18,739,815		28,352,160		51,256,538		39,690,120	26,462,772	25,623,826	25,722,666	16,133,588	48,650,963	23,114,693	38,372,440		35,846,708		158,829,432	22,611,912	21,138,028	31,808,335	27,017,749		13,888,282	34,647,190	41,251,044	26,749,111	83,817,078	33,595,262		25,705,000	90,255,509	40,757,301		44,622,314	12,209,981	57,168,503	51,487,235		59,287,595	36,842,012		45,926,784	24,709,146		29,360,938		59,582,698	35,814,995	94,290,590	77,477,449	10,233,947	61,020,438	14,126,038		73,335,425	31,219,739		19,055,505		52,812,935		34,585,060		73,080,670		63,129,051	68,862,641	41,172,081	14,433,614	7,515,160	8,962,317	13,452,150	30,263,310	29,371,164	38,765,670		31,337,332		18,130,479	24,048,507		16,780,359	32,950,375		24,147,091	23,670,889	12,852,461		32,124,850		355,718		49,838,160	61,916,670	7,810,027	86,178,714	55,029,607	31,881,505		40,874,023	100,696,541	33,656,292	13,382,006		47,677,762	21,113,974	10,806,004	22,998,558	16,735,484		16,988,183	4,225,841,241	7,173,725	16,082,096	6,354,921	11,955,063	9,158,259	29,561,865	17,522,114	0	13,255,122	17,766,322	12,968,002	38,388,672	180,186,161	12,574,814	18,812,121	19,593,123	23,064,976	15,721,570	20,390,618	18,064,764	11,423,349	7,848,618	15,216,613	162,710,566		14,521,790,283
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures			0	369,571	342,173	8,795,872	2,389,186	0	243,898	0	0	0	1,000,694	3,147,355	2,576,004	2,701,350	265,843	354,235	9,556,159	3,000	963,284	1,199,160	2,451,825	3,212,070	2,314,573	260,963	3,597,034	82,421	6,518,162	6,786,446	1,124,183	489,020	3,893,128	2,730,072	865,963	62,962	857,703	3,502,271	1,958,281	1,187,110	(5,320)	99,785	0	3,865,598	683,876	1,520,407	1,938,816	0	2,603,916	189,673	0	5,915,408	4,229,928	0	0	452,440	4,069,977	2,851,599	627,661	486,234	2,215,846	21,983,212	1,357,198	3,732,712	3,500,954	5,887,825	3,957,990	0	10,072,349	305,763	1,953,814	2,181,749	726,694	4,131,619	2,070,269	2,986,046	6,999,462	179,743	0	4,717,129	15,786,843	3,076,979	1,293,880	3,400,119	1,516,466	389,062	2,115,788	0	2,158,526	1,701,722	1,914,735	53,086	6,506,000	1,988,058	5,831,636	7,415,699	4,790,524	4,458,452	2,259,837	860,934	682,573	1,314,747	4,001,341	2,061,399	692,162	1,533,783	2,257,726	1,090,107	2,582,562	127,705	721,505	838,515	2,979,673	88,324	1,319,280	1,815,270	0	4,453,829	3,365,023	7,833,581	0	2,326,483	1,584,992	21,547	3,358,871	17,187,998	3,967,334	3,986,277	4,377,399	5,250,659	6,986,943	407,802	2,030,961	1,113,450	2,738,949	5,116,785	1,002,447	68,694,424	2,124,966	5,835	3,664,192	0	2,936,753	2,695,117	973,238	41,701	0	3,212,827	0	3,291,432	1,848,593	460,542	1,195,354	1,343,769	6,276,106	4,037,606	1,888,759	10,139,271	9,627,638	7,424,527	3,868,037	3,913,374	3,675,805	2,279,108	3,492,832	1,416,465	3,667,268	2,140,710	4,589,070	5,715,000	7,389,493	6,303,791	1,138,034	5,986,542	2,635,179	3,773,395	1,010,419	1,006,754	7,816,545	3,163,077	2,535,302	17,976,757	7,352,553	793,019	5,730,061	2,077,005	1,866,780	4,847,063	5,449,007	4,007,789	4,376,379	3,929,623	346,281	559,718	5,000,624	259,859	100,280	6,350,302	38,373	0	752,433	2,976,118	184,695	191,086	3,421,687	2,622,133	67,518	2,927,622	2,296,446	309,921	6,464,030	3,163,494	5,371,496	509,255	67,668	3,030,294	4,871	2,636,140	594,723	4,919,610	3,169,294	1,723,693	1,577,555	15,399,729	4,002,133	2,123,434	1,791,961	2,475,480	29,934,636	2,009,739	3,264,621	2,939,857	0	2,551,306	3,443,096	2,533,940	1,476,723	0	3,150,829	3,524,641	73,313	339,496	2,565,835	1,197,577	7,320,599	776,855	2,566,988	7,898,524	6,980,980	320,211	2,264,564	3,629,681	440,675	239,807	237,130	8,132,584	4,997,870	0	2,489,757	14,798,953	0	397,975	1,594,732	1,637,326	8,220,602	1,114,670	5,597,514	494,911	0	1,427,763	119,567	0	0	7,594,870	292,332	179,368	265,521	273,968	471,533	262,936	452,331	1,762,941	7,266,563	1,011,098	7,370,121	6,701,806	2,297,064	6,108,839	1,021,950	4,000,424	93,750,517	0	992,053,562	1,061,755	215,831	4,792,140	6,492,522	277,755	126,430	2,626,742		1,617,126	2,414,658		108,579	805,318	1,168,149	76,376	14,210,692	301,952	2,457,688		14,663,505	699,067	1,882,338	10,197,424		8,058,058	1,650,412		1,461,569	4,883,250		549,414	6,560,442	992,382	520,224		1,458,531		6,179,246		3,217,228		3,570,821		13,582,795		1,081,473		2,353,728		5,842,540	126,659	182,302	8,897,576	3,738,664	79,365	2,003,967	1,506,405		2,104,789		10,108,872	6,999,887	156,462	811,286	1,390,613		623,037	120,472	527,066	2,460,232	742,901	10,858,842		514,251	2,585,682	663,637		10,289,760	355,218	3,411,695	1,841,780		1,474,195	575,003		1,167,397	1,943,224		6,924,642		225,848	11,880,404	2,270,783	8,188,935	6,407,089	3,172,779	4,272,420		3,733,218	1,879,804		649,064		3,274,267		1,269,401		1,720,059		3,830,832	5,048,808	1,984,196	63,293	1,873,296	3,729,768	4,991,894	6,874,423	2,886,793	2,866,964		11,837,473		1,441,097	1,768,695		4,484,858	2,950,758		5,550,155	5,392,452	4,033,614		4,773,222		0		3,921,135	2,124,429	146,325	2,656,749	362,128	509,046		2,004,881	2,796,860	4,596,760	8,275,544		317,138	3,260,943	1,944,100	1,153,349	3,050,123		3,462,069	379,252,282	6,092,622	0	0	1,901,202	2,047,476	3,379,334	3,894,256	0	338,019	830,627	313,368	3,057,695	21,854,599	4,203,115	6,276,196	1,918,104	4,671,523	2,123,007	4,297,996	3,954,034	1,769,044	2,247,834	1,604,433	33,065,286		1,426,225,729
Gross Amount Carried at close of period 12/31/2010, Land			18,937,702	9,213,512	9,780,000	54,638,298	7,924,126	0	22,037,831	5,865,235	22,106,464	11,321,198	30,006,593	39,277,000	28,150,000	3,640,000	32,852,000	28,108,899	22,611,600	5,249,124	65,352,706	7,786,800	553,105	3,663,473	4,685,900	26,650,000	5,500,000	8,000,400	2,594,264	3,808,823	5,000,000	7,995,000	5,481,556	6,990,000	7,600,000	114,351,405	5,686,861	2,978,879	31,682,754	2,626,000	63,158	9,098,808	13,908,910	2,592,000	401,091	928,972	9,991,500	1,100,564	2,160,000	40,099,922	15,617,709	1,924,900	10,000,000	12,198,278	11,553,286	3,800,000	5,900,000	5,616,000	1,820,000	3,700,000	1,818,000	8,993,411	6,440,800	6,615,467	3,001,700	15,000,000	12,600,000	14,800,000	3,156,600	12,009,630	7,000,000	1,609,800	498,080	4,742,200	2,966,400	7,801,824	1,808,900	13,092,552	11,723,423	19,433,000	14,855,000	9,359,750	15,000,000	5,560,000	1,500,192	8,700,000	20,000,000	13,530,054	1,370,843	1,129,018	626,637	80,000	0	18,144,000	1,896,600	2,228,200	2,306,100	6,796,511	1,722,400	19,845,000	911,534	7,772,000	319,180	10,806,000	6,895,000	1,209,705	1,546,700	583,679	2,229,095	0	6,800,000	10,080,000	11,823,840	9,435,760	23,420,000	5,350,000	100,000	1,597,500	1,075,700	15,000,000	14,791,831	14,100,000	8,460,000	3,306,286	19,200,000	28,895,200	6,000,000	13,642,420	23,520,000	17,900,000	27,246,045	9,000,000	6,330,000	6,469,230	3,521,900	3,049,133	73,170,045	53,164,160	1,454,048	22,346,513	1,861,200	12,542,418	6,888,500	3,200,000	10,129,900	8,125,216	10,743,027	2,432,000	32,855,115	5,190,700	670,470	4,120,800	8,500,000	15,800,000	1,843,200	1,513,500	9,360,000	15,000,000	5,527,800	10,000,000	1,706,900	1,683,800	20,240,000	5,111,200	2,838,749	480,600	38,400,000	1,055,800	40,504,000	37,600,000	52,654,000	102,163,000	15,420,000	3,033,500	8,330,000	6,246,700	18,094,052	816,922	35,100,000	3,572,400	8,640,000	22,487,006	13,500,000	32,000,000	13,320,000	14,700,000	13,500,000	6,640,000	2,272,800	2,355,509	3,926,600	4,500,000	15,546,376	27,383,547	1,857,400	2,000,000	2,458,000	3,520,400	4,310,418	2,089,388	5,783,545	3,475,114	6,975,705	2,268,160	11,809,500	118,669,441	14,355,000	3,325,517	2,300,000	4,922,840	2,800,000	4,560,000	1,951,600	2,500,000	14,641,990	7,696,095	659,165	1,815,000	3,750,000	2,760,400	663,800	6,000,000	12,000,000	18,313,414	8,900,000	10,560,000	1,781,600	16,836,000	78,278,200	3,380,000	2,361,922	6,936,600	18,200,000	630,411	5,680,000	1,215,200	10,500,000	260,646	1,757,438	3,152,000	0	14,087,610	26,767,171	6,280,000	39,410,000	10,900,000	103,539,100	139,933,500	144,968,250	8,800,000	873,000	9,403,960	18,539,817	10,590,975	10,350,000	1,665,100	4,519,700	79,140,504	3,166,411	4,525,800	27,410,280	15,550,260	12,448,888	5,040,000	20,700,000	1,418,893	3,648,000	469,546	11,726,305	14,568,000	22,898,848	17,859,785	12,118,061	3,501,900	1,785,000	1,955,000	3,060,000	3,060,000	5,100,000	1,530,000	4,505,000	8,000,000	2,822,618	683,215	2,662,900	10,000,000	18,561,000	9,729,900	498,377	72,314,518	0	0	3,731,343,610	76,921,130	21,041,710	3,252,993	25,000,000	5,839,548	5,550,000	24,310,000		9,900,000	9,057,300		1,642,000	7,000,000	12,960,000	3,439,000	11,760,000	4,377,000	3,600,400		2,781,300	4,800,000	4,800,000	2,288,300		3,603,400	3,397,100		5,220,000	4,803,100		6,863,792	14,704,898	30,400,340	5,790,000		1,442,212		1,505,219		9,606,600		2,594,000		2,082,095		9,520,000		7,560,000		6,510,200	7,817,000	7,113,000	9,209,780	2,339,330	16,047,022	6,000,000	4,365,000		3,990,000		59,900,000	2,512,500	5,425,000	10,800,000	9,245,000		2,732,800	10,752,145	0	5,977,504	16,382,822	5,928,400		5,805,000	20,880,000	13,740,000		4,928,500	8,540,000	12,858,693	17,200,000		28,560,000	12,649,228		12,700,000	8,400,000		8,160,000		0	3,966,500	4,000,159	38,607,000	854,133	23,400,000	4,807,100		14,752,034	10,120,250		3,573,621		10,500,000		6,500,000		16,345,000		15,804,057	11,918,917	10,369,400	2,161,840	1,124,217	1,340,702	2,012,350	7,000,000	7,209,873	5,450,295		3,342,381		5,490,000	7,503,400		2,481,821	8,750,000		8,000,000	2,629,804	1,424,700		10,000,000		0		12,000,000	28,600,000	2,736,000	24,360,000	15,568,464	7,590,000		9,720,000	17,492,000	12,650,000	1,351,786		7,059,230	2,274,121	1,616,505	5,310,000	6,631,400		8,550,600	1,111,832,021	796,800	76,292,169	58,090,357	4,869,448	1,017,400	6,105,000	2,490,000	5,000,000	2,800,000	6,370,000	4,400,000	5,055,000	173,286,174	4,507,100	5,425,000	1,650,237	6,945,000	5,460,000	5,345,000	4,550,000	1,512,000	3,057,100	5,500,000	43,951,437		5,060,413,242
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures			37,877,314	36,928,760	90,010,338	49,157,574	25,923,017	13,963,833	54,206,067	1,101,382	649,599	44,765,635	115,014,479	26,174,339	141,176,004	10,811,350	43,406,394	237,319,700	87,048,330	18,612,876	66,710,578	32,786,485	6,149,221	24,384,456	13,307,324	63,110,963	32,197,830	36,157,021	39,560,560	36,108,689	18,909,571	18,494,020	55,551,869	18,470,897	28,303,202	165,711,557	26,928,243	24,143,604	123,054,067	17,212,151	243,609	28,800,977	3,695,312	21,856,034	3,365,086	7,730,395	24,186,094	792,509	15,951,465	221,609,162	4,506,944	23,240,001	55,597,841	1,602,237	772,881	21,732,479	52,870,316	26,337,490	10,156,559	19,448,129	26,705,517	49,284,264	21,350,658	18,562,047	21,179,882	46,943,611	35,427,641	37,874,719	38,486,948	44,713,740	29,608,630	13,014,503	4,056,254	24,404,511	12,640,479	39,934,222	23,273,823	44,087,191	2,155,330	61,533,395	73,353,479	32,616,629	34,488,456	23,339,443	20,797,865	25,835,065	66,906,638	4,444,434	11,322,330	9,248,978	7,679,753	1,339,225	51,107,000	48,555,999	22,902,431	27,471,969	16,854,539	24,707,844	17,731,266	74,196,850	6,775,991	18,179,016	16,514,808	32,396,729	19,675,759	14,670,686	10,032,402	4,991,881	19,410,715	20,003,562	22,180,613	38,365,427	34,970,643	32,652,564	71,406,256	42,929,344	0	18,821,693	13,265,353	32,169,130	38,203,310	26,989,366	33,346,462	24,541,191	51,738,457	112,755,941	51,416,687	33,693,752	79,445,605	29,711,648	44,727,993	36,325,613	39,587,974	47,859,304	25,627,254	32,108,474	54,964,957	254,304,634	15,212,359	61,659,322	20,409,143	25,777,026	24,541,337	12,311,381	59,743,338	27,420,485	2,579,535	24,836,387	8,197,322	12,970,541	14,456,569	42,937,839	53,724,800	47,486,664	23,794,267	18,294,816	22,667,312	33,281,573	24,319,343	20,580,049	19,230,703	19,067,982	23,828,421	14,189,546	29,037,841	5,788,498	109,360,700	11,646,827	22,614,749	15,570,597	30,435,244	115,293,193	37,202,663	33,288,925	31,302,796	15,600,848	82,916,367	6,467,709	41,290,367	17,824,071	24,022,428	114,819,670	67,363,761	65,229,558	36,083,809	37,467,284	36,272,416	31,590,823	25,995,296	34,429,629	36,051,054	44,547,338	65,666,591	100,216,158	21,713,878	11,184,866	4,642,280	29,682,796	17,203,815	3,490,084	40,086,888	30,241,370	46,359,696	15,055,568	37,425,735	101,502,692	80,961,567	25,501,447	9,703,176	30,512,081	30,151,923	37,070,777	22,942,004	12,530,511	42,925,678	37,064,294	20,806,172	10,244,265	15,344,723	29,764,896	9,144,097	23,443,461	24,748,135	62,491,323	28,085,157	27,697,891	18,523,877	37,889,480	121,420,227	23,962,602	35,106,345	17,263,926	0	8,403,463	23,255,186	13,472,074	26,444,361	0	14,898,941	22,608,368	55,167,929	16,661,066	221,310,944	33,319,356	58,126,671	49,992,980	96,649,713	198,863,269	145,327,661	22,508,499	15,083,941	194,225,721	130,848,040	44,648,832	35,670,567	23,118,261	45,674,260	759,769	16,348,847	55,535,246	1,199,671	69,847,715	53,639,180	31,583,745	35,694,989	10,599,676	23,218,393	163,617,933	2,490,247	45,047,820	133,640,576	44,087,554	8,735,107	39,100,952	3,525,586	3,720,803	5,804,392	5,813,358	9,696,018	3,286,459	11,211,231	31,820,155	26,135,189	5,578,252	31,355,618	35,288,915	51,824,633	29,118,607	4,353,498	61,268,085	93,750,517	4,528,494	10,945,105,877	155,009,437	72,147,154	26,537,735	30,085,716	29,638,207	15,911,939	61,840,871		37,436,148	20,898,300		9,261,097	21,342,677	19,665,832	13,942,755	34,400,944	16,324,062	12,668,847		47,606,036	23,183,307	24,112,174	30,793,705		27,715,612	10,939,486		18,206,212	39,778,148		37,025,622	85,755,544	104,817,042	29,335,831		17,709,645		35,721,781		24,410,460		18,720,291		32,322,610		29,433,633		53,610,266		45,532,660	26,589,431	25,806,128	34,620,242	19,872,252	48,730,328	25,118,660	39,878,845		37,951,497		168,938,304	29,611,799	21,294,490	32,619,621	28,408,362		14,511,319	34,767,662	41,778,110	29,209,343	84,559,979	44,454,104		26,219,251	92,841,191	41,420,938		54,912,074	12,565,199	60,580,198	53,329,015		60,761,790	37,417,015		47,094,181	26,652,370		36,285,580		59,808,546	47,695,399	96,561,373	85,666,384	16,641,036	64,193,217	18,398,458		77,068,643	33,099,543		19,704,569		56,087,202		35,854,461		74,800,729		66,959,883	73,911,449	43,156,277	14,496,907	9,388,456	12,692,085	18,444,044	37,137,733	32,257,957	41,632,634		43,174,805		19,571,576	25,817,202		21,265,217	35,901,133		29,697,246	29,063,341	16,886,075		36,898,072		355,718		53,759,295	64,041,099	7,956,352	88,835,463	55,391,735	32,390,551		42,878,904	103,493,401	38,253,052	21,657,550		47,994,900	24,374,917	12,750,104	24,151,907	19,785,607		20,450,252	4,605,093,523	13,266,347	16,082,096	6,354,921	13,856,265	11,205,735	32,941,199	21,416,370	0	13,593,141	18,596,949	13,281,370	41,446,367	202,040,760	16,777,929	25,088,317	21,511,227	27,736,499	17,844,577	24,688,614	22,018,798	13,192,393	10,096,452	16,821,046	195,775,852		15,948,016,012
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures			56,815,016	46,142,272	99,790,338	103,795,872	33,847,143	13,963,833	76,243,898	6,966,617	22,756,063	56,086,833	145,021,072	65,451,339	169,326,004	14,451,350	76,258,394	265,428,599	109,659,930	23,862,000	132,063,284	40,573,285	6,702,326	28,047,929	17,993,224	89,760,963	37,697,830	44,157,421	42,154,824	39,917,512	23,909,571	26,489,020	61,033,425	25,460,897	35,903,202	280,062,962	32,615,104	27,122,483	154,736,821	19,838,151	306,767	37,899,785	17,604,222	24,448,034	3,766,177	8,659,367	34,177,594	1,893,073	18,111,465	261,709,084	20,124,653	25,164,901	65,597,841	13,800,515	12,326,167	25,532,479	58,770,316	31,953,490	11,976,559	23,148,129	28,523,517	58,277,675	27,791,458	25,177,514	24,181,582	61,943,611	48,027,641	52,674,719	41,643,548	56,723,370	36,608,630	14,624,303	4,554,334	29,146,711	15,606,879	47,736,046	25,082,723	57,179,743	13,878,753	80,966,395	88,208,479	41,976,379	49,488,456	28,899,443	22,298,057	34,535,065	86,906,638	17,974,488	12,693,173	10,377,996	8,306,390	1,419,225	51,107,000	66,699,999	24,799,031	29,700,169	19,160,639	31,504,355	19,453,666	94,041,850	7,687,525	25,951,016	16,833,988	43,202,729	26,570,759	15,880,391	11,579,102	5,575,560	21,639,810	20,003,562	28,980,613	48,445,427	46,794,483	42,088,324	94,826,256	48,279,344	100,000	20,419,193	14,341,053	47,169,130	52,995,141	41,089,366	41,806,462	27,847,477	70,938,457	141,651,141	57,416,687	47,336,172	102,965,605	47,611,648	71,974,038	45,325,613	45,917,974	54,328,534	29,149,154	35,157,607	128,135,002	307,468,794	16,666,407	84,005,835	22,270,343	38,319,444	31,429,837	15,511,381	69,873,238	35,545,701	13,322,562	27,268,387	41,052,437	18,161,241	15,127,039	47,058,639	62,224,800	63,286,664	25,637,467	19,808,316	32,027,312	48,281,573	29,847,143	30,580,049	20,937,603	20,751,782	44,068,421	19,300,746	31,876,590	6,269,098	147,760,700	12,702,627	63,118,749	53,170,597	83,089,244	217,456,193	52,622,663	36,322,425	39,632,796	21,847,548	101,010,419	7,284,631	76,390,367	21,396,471	32,662,428	137,306,676	80,863,761	97,229,558	49,403,809	52,167,284	49,772,416	38,230,823	28,268,096	36,785,138	39,977,654	49,047,338	81,212,967	127,599,705	23,571,278	13,184,866	7,100,280	33,203,196	21,514,233	5,579,472	45,870,433	33,716,484	53,335,401	17,323,728	49,235,235	220,172,133	95,316,567	28,826,964	12,003,176	35,434,921	32,951,923	41,630,777	24,893,604	15,030,511	57,567,668	44,760,389	21,465,337	12,059,265	19,094,723	32,525,296	9,807,897	29,443,461	36,748,135	80,804,737	36,985,157	38,257,891	20,305,477	54,725,480	199,698,427	27,342,602	37,468,267	24,200,526	18,200,000	9,033,874	28,935,186	14,687,274	36,944,361	260,646	16,656,379	25,760,368	55,167,929	30,748,676	248,078,115	39,599,356	97,536,671	60,892,980	200,188,813	338,796,769	290,295,911	31,308,499	15,956,941	203,629,681	149,387,857	55,239,807	46,020,567	24,783,361	50,193,960	79,900,273	19,515,258	60,061,046	28,609,951	85,397,975	66,088,068	36,623,745	56,394,989	12,018,569	26,866,393	164,087,479	14,216,552	59,615,820	156,539,424	61,947,339	20,853,168	42,602,852	5,310,586	5,675,803	8,864,392	8,873,358	14,796,018	4,816,459	15,716,231	39,820,155	28,957,807	6,261,467	34,018,518	45,288,915	70,385,633	38,848,507	4,851,875	133,582,603	93,750,517	4,528,494	14,676,449,487	231,930,567	93,188,864	29,790,728	55,085,716	35,477,755	21,461,939	86,150,871		47,336,148	29,955,600		10,903,097	28,342,677	32,625,832	17,381,755	46,160,944	20,701,062	16,269,247		50,387,336	27,983,307	28,912,174	33,082,005		31,319,012	14,336,586		23,426,212	44,581,248		43,889,414	100,460,442	135,217,382	35,125,831		19,151,857		37,227,000		34,017,060		21,314,291		34,404,705		38,953,633		61,170,266		52,042,860	34,406,431	32,919,128	43,830,022	22,211,582	64,777,350	31,118,660	44,243,845		41,941,497		228,838,304	32,124,299	26,719,490	43,419,621	37,653,362		17,244,119	45,519,807	41,778,110	35,186,847	100,942,801	50,382,504		32,024,251	113,721,191	55,160,938		59,840,574	21,105,199	73,438,891	70,529,015		89,321,790	50,066,243		59,794,181	35,052,370		44,445,580		59,808,546	51,661,899	100,561,532	124,273,384	17,495,169	87,593,217	23,205,558		91,820,677	43,219,793		23,278,190		66,587,202		42,354,461		91,145,729		82,763,940	85,830,366	53,525,677	16,658,747	10,512,673	14,032,787	20,456,394	44,137,733	39,467,830	47,082,929		46,517,186		25,061,576	33,320,602		23,747,038	44,651,133		37,697,246	31,693,145	18,310,775		46,898,072		355,718		65,759,295	92,641,099	10,692,352	113,195,463	70,960,199	39,980,551		52,598,904	120,985,401	50,903,052	23,009,336		55,054,130	26,649,038	14,366,609	29,461,907	26,417,007		29,000,852	5,716,925,544	14,063,147	92,374,265	64,445,278	18,725,713	12,223,135	39,046,199	23,906,370	5,000,000	16,393,141	24,966,949	17,681,370	46,501,367	375,326,934	21,285,029	30,513,317	23,161,464	34,681,499	23,304,577	30,033,614	26,568,798	14,704,393	13,153,552	22,321,046	239,727,289		21,008,429,254
Accumulated Depreciation			0	(10,194,139)	(15,192,413)	(7,649,140)	(9,230,807)	0	(4,216,749)	0	0	(450,254)	(29,680,867)	(8,443,786)	(17,049,061)	(712,398)	(12,277,937)	(24,275,876)	(24,557,822)	(800,641)	(14,064,378)	(1,729,297)	(3,503,755)	(13,038,183)	(7,050,395)	(6,891,107)	(10,746,048)	(3,559,876)	(21,978,074)	(19,110,881)	(5,937,852)	(1,575,938)	(17,157,845)	(7,843,278)	(9,024,015)	(11,236,427)	(9,102,006)	(13,556,807)	(32,592,195)	(5,794,129)	0	(2,069,640)	0	(11,979,910)	(1,585,948)	(3,687,102)	(11,992,871)	0	(7,851,493)	(15,391,373)	0	(15,447,692)	(19,536,666)	0	0	(6,504,886)	(15,340,520)	(11,942,486)	(3,957,095)	(4,202,932)	(13,461,549)	(28,112,967)	(6,775,978)	(5,799,503)	(11,053,062)	(15,159,712)	(12,461,783)	(12,409,067)	(20,831,754)	(9,115,128)	(10,070,172)	(7,463,095)	(1,974,667)	(13,644,933)	(6,901,037)	(6,689,182)	(12,868,469)	(3,377,214)	0	(13,750,349)	(42,084,610)	(10,291,752)	(11,250,991)	(9,389,059)	(10,989,851)	(2,648,575)	(20,447,332)	0	(5,314,789)	(4,262,702)	(5,103,904)	(480,480)	(16,603,792)	(13,251,854)	(12,299,850)	(15,076,225)	(9,066,338)	(9,049,646)	(9,678,667)	(17,692,561)	(3,145,760)	(3,695,640)	(11,158,128)	(10,534,087)	(6,788,252)	(7,898,088)	(5,862,536)	(2,211,945)	(8,691,869)	(4,417,064)	(6,430,879)	(10,558,268)	(10,411,726)	(2,734,058)	(21,008,820)	(13,426,393)	0	(12,472,448)	(8,998,786)	(11,452,261)	0	(7,360,534)	(10,598,954)	(3,843,424)	(16,535,050)	(60,753,002)	(20,107,727)	(11,877,090)	(23,051,890)	(10,597,498)	(19,275,613)	(8,178,418)	(12,636,413)	(14,033,317)	(13,144,265)	(16,979,333)	(12,370,230)	(119,111,846)	(9,987,844)	(1,532,832)	(11,393,039)	0	(13,567,993)	(3,472,519)	(5,787,079)	(967,630)	0	(12,760,346)	0	(7,127,846)	(7,837,012)	(8,013,492)	(13,012,582)	(14,262,218)	(16,077,097)	(12,066,075)	(9,931,177)	(13,418,251)	(12,360,184)	(8,600,153)	(11,198,439)	(11,171,569)	(7,774,342)	(7,615,611)	(15,788,732)	(3,731,392)	(32,542,144)	(6,713,735)	(7,304,745)	(6,182,777)	(9,968,139)	(27,730,132)	(12,013,061)	(20,597,273)	(13,637,129)	(8,946,852)	(8,883,859)	(3,029,012)	(14,648,914)	(9,213,621)	(10,638,272)	(56,764,558)	(21,754,541)	(16,925,622)	(15,402,153)	(12,733,454)	(12,208,570)	(13,633,783)	(15,684,738)	(18,808,607)	(16,205,927)	(14,091,202)	(4,144,236)	(10,565,079)	(13,274,225)	(2,566,137)	(997,805)	(16,035,666)	(1,876,908)	0	(5,299,161)	(14,672,647)	(8,224,105)	(2,529,256)	(16,980,968)	(20,197,403)	(5,035,285)	(11,668,318)	(4,819,131)	(2,615,953)	(14,714,652)	(18,621,155)	(13,656,091)	(3,881,499)	(4,308,500)	(12,902,641)	(493,651)	(5,777,402)	(3,754,639)	(16,810,786)	(5,556,778)	(8,121,736)	(7,699,328)	(27,296,479)	(13,747,923)	(12,044,811)	(9,490,193)	(4,706,514)	(43,347,611)	(11,496,938)	(18,709,220)	(8,779,798)	0	(5,810,262)	(9,387,233)	(7,802,275)	(8,081,289)	0	(7,116,571)	(12,645,066)	(1,930,538)	(1,669,806)	(31,817,136)	(10,233,609)	(26,096,607)	(14,084,769)	(26,637,468)	(52,832,992)	(40,639,020)	(7,306,208)	(7,679,299)	(19,966,728)	(16,158,435)	(6,926,468)	(8,859,582)	(14,288,430)	(24,795,219)	0	(8,961,390)	(34,665,902)	0	(10,744,482)	(5,239,651)	(11,886,541)	(12,496,308)	(4,715,170)	(11,549,224)	(27,681,291)	0	(10,109,303)	(9,242,093)	0	0	(22,336,808)	(1,566,348)	(1,581,322)	(2,460,640)	(2,464,903)	(4,123,174)	(1,430,776)	(4,173,724)	(9,410,511)	(13,008,087)	(2,491,362)	(18,946,445)	(12,650,207)	(14,329,842)	(15,172,018)	(2,034,470)	(14,050,014)	(70,059,419)	0	(3,266,454,538)	(11,597,683)	(2,686,429)	(11,377,564)	(11,470,719)	(3,824,665)	(4,051,110)	(27,444,903)		(10,925,726)	(10,784,419)		(2,117,964)	(7,724,759)	(5,822,854)	(3,327,186)	(17,113,970)	(4,008,100)	(6,141,451)		(29,231,534)	(7,222,093)	(7,720,133)	(19,654,063)		(15,450,921)	(5,456,865)		(5,666,620)	(21,390,229)		(5,887,612)	(9,856,238)	(10,223,134)	(8,636,396)		(8,646,200)		(18,250,640)		(11,822,291)		(9,687,890)		(20,753,292)		(9,786,728)		(16,136,747)		(23,653,659)	(6,531,190)	(6,314,824)	(14,086,455)	(9,797,743)	(3,923,877)	(8,753,388)	(10,442,337)		(10,056,365)		(47,176,332)	(18,254,266)	(5,561,995)	(9,708,789)	(7,709,518)		(4,834,547)	(5,995,083)	(10,146,352)	(10,761,276)	(10,769,392)	(23,578,128)		(2,872,823)	(24,878,084)	(10,928,473)		(29,539,822)	(3,611,780)	(21,470,962)	(15,869,408)		(18,989,124)	(4,262,856)		(15,568,004)	(11,538,714)		(17,100,722)		(8,905,855)	(26,027,707)	(29,127,561)	(12,263,687)	(10,175,811)	(22,524,758)	(10,211,706)		(24,854,720)	(11,135,840)		(6,712,762)		(18,267,935)		(12,633,606)		(20,699,538)		(24,763,444)	(23,292,875)	(13,983,352)	(2,395,149)	(4,475,844)	(6,558,871)	(8,987,510)	(14,707,744)	(11,031,647)	(14,134,433)		(25,591,749)		(8,409,698)	(13,328,413)		(10,380,323)	(11,460,761)		(10,749,305)	(16,036,741)	(9,120,808)		(14,182,647)		0		(21,857,136)	(18,916,638)	(2,017,170)	(25,894,801)	(8,064,284)	(10,140,996)		(14,424,459)	(31,715,087)	(14,048,807)	(15,714,893)		(12,659,564)	(13,454,735)	(5,538,830)	(7,741,554)	(10,524,036)		(9,684,687)	(1,486,115,893)	(8,767,366)	0	0	(7,602,815)	(6,469,568)	(13,229,506)	(9,920,955)	0	(4,144,398)	(5,411,770)	(3,953,471)	(13,325,998)	(72,825,847)	(8,891,561)	(10,527,427)	(11,451,766)	(11,224,944)	(8,282,174)	(9,829,193)	(8,871,676)	(7,271,988)	(5,160,232)	(5,313,812)	(86,824,773)	0	(4,912,221,051)
Investment in Real Estate Net			56,815,016	35,948,133	84,597,925	96,146,732	24,616,336	13,963,833	72,027,149	6,966,617	22,756,063	55,636,579	115,340,205	57,007,553	152,276,943	13,738,952	63,980,457	241,152,723	85,102,108	23,061,359	117,998,906	38,843,988	3,198,571	15,009,746	10,942,829	82,869,856	26,951,782	40,597,545	20,176,750	20,806,631	17,971,719	24,913,082	43,875,580	17,617,619	26,879,187	268,826,535	23,513,098	13,565,676	122,144,626	14,044,022	306,767	35,830,145	17,604,222	12,468,124	2,180,229	4,972,265	22,184,723	1,893,073	10,259,972	246,317,711	20,124,653	9,717,209	46,061,175	13,800,515	12,326,167	19,027,593	43,429,796	20,011,004	8,019,464	18,945,197	15,061,968	30,164,708	21,015,480	19,378,011	13,128,520	46,783,899	35,565,858	40,265,652	20,811,794	47,608,242	26,538,458	7,161,208	2,579,667	15,501,778	8,705,842	41,046,864	12,214,254	53,802,529	13,878,753	67,216,046	46,123,869	31,684,627	38,237,465	19,510,384	11,308,206	31,886,490	66,459,306	17,974,488	7,378,384	6,115,294	3,202,486	938,745	34,503,208	53,448,145	12,499,181	14,623,944	10,094,301	22,454,709	9,774,999	76,349,289	4,541,765	22,255,376	5,675,860	32,668,642	19,782,507	7,982,303	5,716,566	3,363,615	12,947,941	15,586,498	22,549,734	37,887,159	36,382,757	39,354,266	73,817,436	34,852,951	100,000	7,946,745	5,342,267	35,716,869	52,995,141	33,728,832	31,207,508	24,004,053	54,403,407	80,898,139	37,308,960	35,459,082	79,913,715	37,014,150	52,698,425	37,147,195	33,281,561	40,295,217	16,004,889	18,178,274	115,764,772	188,356,948	6,678,563	82,473,003	10,877,304	38,319,444	17,861,844	12,038,862	64,086,159	34,578,071	13,322,562	14,508,041	41,052,437	11,033,395	7,290,027	39,045,147	49,212,218	49,024,446	9,560,370	7,742,241	22,096,135	34,863,322	17,486,959	21,979,896	9,739,164	9,580,213	36,294,079	11,685,135	16,087,858	2,537,706	115,218,556	5,988,892	55,814,004	46,987,820	73,121,105	189,726,061	40,609,602	15,725,152	25,995,667	12,900,696	92,126,560	4,255,619	61,741,453	12,182,850	22,024,156	80,542,118	59,109,220	80,303,936	34,001,656	39,433,830	37,563,846	24,597,040	12,583,358	17,976,531	23,771,727	34,956,136	77,068,731	117,034,626	10,297,053	10,618,729	6,102,475	17,167,530	19,637,325	5,579,472	40,571,272	19,043,837	45,111,296	14,794,472	32,254,267	199,974,730	90,281,282	17,158,646	7,184,045	32,818,968	18,237,271	23,009,622	11,237,513	11,149,012	53,259,168	31,857,748	20,971,686	6,281,863	15,340,084	15,714,510	4,251,119	21,321,725	29,048,807	53,508,258	23,237,234	26,213,080	10,815,284	50,018,966	156,350,816	15,845,664	18,759,047	15,420,728	18,200,000	3,223,612	19,547,953	6,884,999	28,863,072	260,646	9,539,808	13,115,302	53,237,391	29,078,870	216,260,979	29,365,747	71,440,064	46,808,211	173,551,345	285,963,777	249,656,891	24,002,291	8,277,642	183,662,953	133,229,422	48,313,339	37,160,985	10,494,931	25,398,741	79,900,273	10,553,868	25,395,144	28,609,951	74,653,493	60,848,417	24,737,204	43,898,681	7,303,399	15,317,169	136,406,188	14,216,552	49,506,517	147,297,331	61,947,339	20,853,168	20,266,044	3,744,238	4,094,481	6,403,752	6,408,455	10,672,844	3,385,683	11,542,507	30,409,644	15,949,720	3,770,105	15,072,073	32,638,708	56,055,791	23,676,489	2,817,405	119,532,589	23,691,098	4,528,494	11,409,994,949	220,332,884	90,502,435	18,413,164	43,614,997	31,653,090	17,410,829	58,705,968		36,410,422	19,171,181		8,785,133	20,617,918	26,802,978	14,054,569	29,046,974	16,692,962	10,127,796		21,155,802	20,761,214	21,192,041	13,427,942		15,868,091	8,879,721		17,759,592	23,191,019		38,001,802	90,604,204	124,994,248	26,489,435		10,505,657		18,976,360		22,194,769		11,626,401		13,651,413		29,166,905		45,033,519		28,389,201	27,875,241	26,604,304	29,743,567	12,413,839	60,853,473	22,365,272	33,801,508		31,885,132		181,661,972	13,870,033	21,157,495	33,710,832	29,943,844		12,409,572	39,524,724	31,631,758	24,425,571	90,173,409	26,804,376		29,151,428	88,843,107	44,232,465		30,300,752	17,493,419	51,967,929	54,659,607		70,332,666	45,803,387		44,226,177	23,513,656		27,344,858		50,902,691	25,634,192	71,433,971	112,009,697	7,319,358	65,068,459	12,993,852		66,965,957	32,083,953		16,565,428		48,319,267		29,720,855		70,446,191		58,000,496	62,537,491	39,542,325	14,263,598	6,036,829	7,473,916	11,468,884	29,429,989	28,436,183	32,948,496		20,925,437		16,651,878	19,992,189		13,366,715	33,190,372		26,947,941	15,656,404	9,189,967		32,715,425		355,718		43,902,159	73,724,461	8,675,182	87,300,662	62,895,915	29,839,555		38,174,445	89,270,314	36,854,245	7,294,443		42,394,566	13,194,303	8,827,779	21,720,353	15,892,971		19,316,165	4,230,809,651	5,295,781	92,374,265	64,445,278	11,122,898	5,753,567	25,816,693	13,985,415	5,000,000	12,248,743	19,555,179	13,727,899	33,175,369	302,501,087	12,393,468	19,985,890	11,709,698	23,456,555	15,022,403	20,204,421	17,697,122	7,432,405	7,993,320	17,007,234	152,902,516		16,096,208,203
Real Estate And Accumulated Depreciation, Encumbrances Reference																																																																																																																																																																																																																																																																																																												(I)	[1]		(K)	[1]							(K)	[1]				(J)	[1]		(K)	[1]		(K)	[1]				(J)	[1]	(J)	[1]	(J)	[1]	(K)	[1]	(J)	[1]	(J)	[1]	(K)	[1]	(I)	[1]								(K)	[1]	(K)	[1]					(J)	[1]						(K)	[1]			(J)	[1]				(L)	[1]		(M)	[1]		(J)	[1]	(J)	[1]							(K)	[1]		(J)	[1]	(I)	[1]	(J)	[1]	(J)	[1]	(I)	[1]										(K)	[1]	(K)	[1]		(K)	[1]		(I)	[1]			(K)	[1]	(K)	[1]	(K)	[1]						(J)	[1]				(J)	[1]					(K)	[1]
Encumbrances			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 104,556,923	$ 30,778,664	$ 2,464,147	$ 20,000,000	$ 20,389,637	$ 9,920,000			$ 30,889,928			$ 3,200,000	$ 22,779,715	$ 18,169,458	$ 8,585,000	$ 26,134,010	$ 8,290,000			$ 31,680,000	$ 13,325,916	$ 12,705,475			$ 31,921,089			$ 12,000,000			$ 22,530,961	$ 25,604,094	$ 45,588,729																	$ 34,595,000	$ 16,215,000	$ 14,630,000	$ 14,970,000	$ 73,023	$ 31,639,508	$ 23,789,381					$ 116,707,586	$ 46,517,800	$ 28,180,585	$ 27,554,850			$ 8,020,000	$ 26,495,000	$ 25,175,000	$ 24,980,280	$ 48,013,044			$ 21,774,431	$ 60,073,423			$ 19,195,000	$ 22,843,410	$ 69,312,259			$ 49,466,827			$ 40,046,245					$ 44,242,551	$ 57,428,472	$ 87,104,293	$ 66,848,062	$ 9,600,000	$ 39,300,896			$ 49,875,780											$ 84,778,875	$ 66,470,000	$ 29,160,000	$ 10,102,987	$ 1,110,388	$ 1,820,672	$ 2,136,972	$ 38,440,808	$ 17,800,000					$ 21,776,367			$ 3,315,913			$ 14,329,477	$ 38,039,912							$ 35,000,000	$ 42,711,912	$ 5,050,000	$ 77,353,222	$ 44,328,445			$ 29,826,475	$ 99,190,116	$ 30,372,953			$ 33,000,000	$ 8,355,000	$ 45,194	$ 13,580,000			$ 17,858,854	$ 2,392,135,994	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 16,538,000	$ 28,200,000	$ 17,700,000	$ 36,455,000	$ 17,400,000	$ 28,870,000	$ 26,175,000	$ 9,270,000	$ 9,829,000	$ 9,900,000	$ 200,337,000	$ 1,305,895,707	$ 3,898,368,701
Property, Plant and Equipment, Estimated Useful Lives																																																																																																																																																																																																																																																																																																																																																																																																																																																																																													5	15	5	10	3	7	30
Military Housing Properties	2
Military Housing Units	5,039

[1]	Encumbrances Reconciliation